UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB Number: 3235-0570
Washington, D.C. 20549	Expires: September 30, 2007
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FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-7332

Barclays Global Investors Funds

(Exact name of registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:     1-877-244-1544

Date of fiscal year end:                 December 31, 2005

Date of reporting period:              June 30, 2005

Item 1. Reports to Stockholders.

2005 SEMI-ANNUAL REPORT TO SHAREHOLDERS | JUNE 30, 2005

BARCLAYS GLOBAL INVESTORS *funds*

FUND PERFORMANCE OVERVIEW

Bond Index Fund

Performance as of June 30, 2005

The Bond Index Fund (the “Fund”) seeks to provide investment results that correspond to the total return performance of fixed-income securities in the aggregate, as represented by the Lehman Brothers Aggregate Bond Index (the “Index”). The Index is comprised of U.S. Government securities and investment grade corporate bonds, as well as mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. The Fund invests in a sample of these securities. For the six months ended June 30, 2005, the Fund returned 2.36% and the Index returned 2.51%.

Average Annual Total Returns

Bond Index Fund	One-Year	6.43%
	Five-Year	7.33%
	Ten-Year	6.49%

Average annual total return represents the Bond Index Fund’s average annual increase or decrease in value during the time periods noted above.

Performance figures assume that dividends and capital gain distributions have been reinvested in the Fund at net asset value. The Fund’s “net asset value” is the value of one share of the Fund. The performance shown in the table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed. The Fund’s past performance is no guarantee of future results.

The Bond Index Fund is organized as a “feeder” fund in a “master-feeder” structure. Instead of investing directly in individual securities, the feeder fund, which is offered to the public, holds interests in the net assets of its corresponding Master Portfolio. It is the Master Portfolio that actually invests in individual securities. References to “the Fund” are to the feeder fund or the Master Portfolio, as the context requires. Barclays Global Fund Advisors (BGFA) advises the Master Portfolio.

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FUND PERFORMANCE OVERVIEW

S&P 500 Stock Fund

Performance as of June 30, 2005

The S&P 500 Stock Fund (the “Fund”) seeks to approximate as closely as practicable, before fees and expenses, the capitalization-weighted total rate of return of the Standard & Poor’s 500 Stock Index (the “Index”). The Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The weightings of stocks in the Index are based on each stock’s relative total market capitalization. The percentage of the Fund’s assets invested in a given stock is approximately the same as the percentage such stock represents in the Index. For the six months ended June 30, 2005, the Fund returned (0.89)% and the Index returned (0.81)%.

Average Annual Total Returns

S&P 500 Stock Fund	One-Year	6.15%
	Five-Year	(2.56)%
	Ten-Year	9.69%

Average annual total return represents the S&P 500 Stock Fund’s average annual increase or decrease in value during the time periods noted above.

Performance figures assume that dividends and capital gain distributions have been reinvested in the Fund at net asset value. The Fund’s “net asset value” is the value of one share of the Fund. The performance shown in the table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed. The Fund’s past performance is no guarantee of future results.

The S&P 500 Stock Fund is organized as a “feeder” fund in a “master-feeder” structure. Instead of investing directly in individual securities, the feeder fund, which is offered to the public, holds interests in the net assets of its corresponding Master Portfolio. It is the Master Portfolio that actually invests in individual securities. References to “the Fund” are to the feeder fund or the Master Portfolio, as the context requires. Barclays Global Fund Advisors (BGFA) advises the Master Portfolio.

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BARCLAYS GLOBAL INVESTORS FUNDS

Shareholder Expenses

As a shareholder of a Barclays Global Investors Fund, you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value (January 1, 2005)	Ending Account Value (June 30, 2005)	Annualized Expense Ratio†	Expenses Paid During Period* (January 1 to June 30, 2005)
Bond Index
Actual	$1,000.00	$1,023.60	0.23%	$1.15
Hypothetical (5% return before expenses)	1,000.00	1,023.65	0.23	1.15
Money Market
Actual	1,000.00	1,012.00	0.33	1.65
Hypothetical (5% return before expenses)	1,000.00	1,023.16	0.33	1.66
S&P 500 Stock
Actual	1,000.00	991.10	0.20	0.99
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00

†	This ratio includes expenses charged to the corresponding Master Portfolio.
*	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

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BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

	Bond Index Fund	Money Market Fund	S&P 500 Stock Fund
ASSETS
Investments:
In corresponding Master Portfolio, at value (Note 1)	$219,469,316	$171,563,190	$395,295,872
Receivables:
Capital shares sold	366,866	—	681,901

Total Assets	219,836,182	171,563,190	395,977,773

LIABILITIES
Payables:
Capital shares redeemed	205,817	—	76,004
Distribution to shareholders	92,027	378,238	494,196
Administration fees (Note 2)	26,931	44,997	49,101

Total Liabilities	324,775	423,235	619,301

NET ASSETS	$219,511,407	$171,139,955	$395,358,472

Net assets consist of:
Paid-in capital	$226,919,741	$171,166,607	$711,821,780
Undistributed (distributions in excess of) net investment income	(547,214)	(413)	41,841
Accumulated net realized loss	(298,921)	(26,239)	(152,526,008)
Net unrealized depreciation	(6,562,199)	—	(163,979,141)

NET ASSETS	$219,511,407	$171,139,955	$395,358,472

Shares outstanding	22,142,180	171,139,302	2,771,019

Net asset value and offering price per share	$9.91	$1.00	$142.68

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

	Bond Index Fund	Money Market Fund		S&P 500 Stock Fund
NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Dividends	$—	$—		$3,629,061
Interest	5,104,584	2,338,016		212,339
Expenses	(85,194)	(19,840	)(a)	(102,573)

Net investment income allocated from corresponding Master Portfolio	5,019,390	2,318,176		3,738,827

FUND EXPENSES (Note 2)
Administration fees	159,692	295,336		307,612

Total fund expenses	159,692	295,336		307,612
Less administration fees waived	—	(16,877)		—

Net fund expenses	159,692	278,459		307,612

Net investment income	4,859,698	2,039,717		3,431,215

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Net realized gain (loss)	(315,760)	25		5,135,724
Net change in unrealized appreciation (depreciation)	585,307	—		(12,754,374)

Net realized and unrealized gain (loss)	269,547	25		(7,618,650)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,129,245	$2,039,742		$(4,187,435)

(a)	Net of investment advisory fee waivers by the Master Portfolio’s investment adviser in the amount of $64,713.

The accompanying notes are an integral part of these financial statements.

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BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Bond Index Fund		Money Market Fund
	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$4,859,698	$7,927,913	$2,039,717	$1,731,094
Net realized gain (loss)	(315,760)	8,118,035	25	(136)
Net change in unrealized appreciation (depreciation)	585,307	(8,693,681)	—	—

Net increase in net assets resulting from operations	5,129,245	7,352,267	2,039,742	1,730,958

Distributions to shareholders:
From net investment income	(5,406,912)	(8,963,990)	(2,040,130)	(1,731,094)

Total distributions to shareholders	(5,406,912)	(8,963,990)	(2,040,130)	(1,731,094)

Capital share transactions:
Proceeds from shares sold	26,944,117	84,630,911	365,728,818	877,010,295
Net asset value of shares issued in reinvestment of dividends and distributions	4,816,501	7,550,832	731	14,113
Cost of shares redeemed	(28,984,873)	(51,773,654)	(384,463,039)	(690,103,877)

Net increase (decrease) in net assets resulting from capital share transactions	2,775,745	40,408,089	(18,733,490)	186,920,531

Increase (decrease) in net assets	2,498,078	38,796,366	(18,733,878)	186,920,395
NET ASSETS:
Beginning of period	217,013,329	178,216,963	189,873,833	2,953,438

End of period	$219,511,407	$217,013,329	$171,139,955	$189,873,833

Distributions in excess of net investment income included in net assets at end of period	$(547,214)	$—	$(413)	$—

SHARES ISSUED AND REDEEMED:
Shares sold	2,729,216	8,497,466	365,728,422	877,010,295
Shares issued in reinvestment of dividends and distributions	488,366	758,903	731	14,113
Shares redeemed	(2,939,401)	(5,181,715)	(384,463,039)	(690,103,877)

Net increase (decrease) in shares outstanding	278,181	4,074,654	(18,733,886)	186,920,531

The accompanying notes are an integral part of these financial statements.

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BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	S&P 500 Stock Fund
	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$3,431,215	$15,449,357
Net realized gain	5,135,724	370,773,395
Net change in unrealized appreciation (depreciation)	(12,754,374)	(304,907,533)

Net increase (decrease) in net assets resulting from operations	(4,187,435)	81,315,219

Distributions to shareholders:
From net investment income	(5,381,192)	(15,357,653)

Total distributions to shareholders	(5,381,192)	(15,357,653)

Capital share transactions:
Proceeds from shares sold	53,045,882	248,024,277
Net asset value of shares issued in reinvestment of dividends and distributions	3,762,961	12,060,898
Cost of shares redeemed	(92,246,587)	(1,280,290,918)

Net decrease in net assets resulting from capital share transactions	(35,437,744)	(1,020,205,743)

Decrease in net assets	(45,006,371)	(954,248,177)
NET ASSETS:
Beginning of period	440,364,843	1,394,613,020

End of period	$395,358,472	$440,364,843

Undistributed net investment income included in net assets at end of period	$41,841	$1,991,818

SHARES ISSUED AND REDEEMED:
Shares sold	371,292	1,807,245
Shares issued in reinvestment of dividends and distributions	26,538	87,816
Shares redeemed	(644,030)	(9,228,142)

Net decrease in shares outstanding	(246,200)	(7,333,081)

The accompanying notes are an integral part of these financial statements.

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BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Bond Index Fund
	Six months ended Jun. 30, 2005 (Unaudited)		Year ended Dec. 31, 2004	Year ended Dec. 31, 2003		Year ended Dec. 31, 2002	Year ended Dec. 31, 2001		Year ended Dec. 31, 2000
Net asset value, beginning of period	$9.93		$10.02	$10.14		$9.76	$9.54		$9.15

Income from investment operations:
Net investment income	0.23		0.45	0.52		0.58	0.53	(e)	0.63
Net realized and unrealized gain (loss)	0.00	(a)	(0.05)	(0.13)		0.36	0.29	(e)	0.40

Total from investment operations	0.23		0.40	0.39		0.94	0.82		1.03

Less distributions from:
Net investment income	(0.25)		(0.49)	(0.51)		(0.56)	(0.60)		(0.64)

Total distributions	(0.25)		(0.49)	(0.51)		(0.56)	(0.60)		(0.64)

Net asset value, end of period	$9.91		$9.93	$10.02		$10.14	$9.76		$9.54

Total return	2.36	%(b)	4.05%	3.92%		9.90%	8.80%		11.76%

Ratios/Supplemental data:
Net assets, end of period (000s)	$219,511		$217,013	$178,217		$96,281	$82,923		$69,051
Ratio of expenses to average net assets(c)	0.23%		0.23%	0.23%		0.23%	0.23%		0.23%
Ratio of net investment income to average net assets(c)	4.56%		4.34%	4.09%		5.12%	5.85	%(e)	6.59%
Portfolio turnover rate(d)	27%		148%	67%		118%	53%		52%

	Money Market Fund
	Six months ended Jun. 30, 2005 (Unaudited)		Year ended Dec. 31, 2004	Year ended Dec. 31, 2003		Year ended Dec. 31, 2002	Year ended Dec. 31, 2001		Year ended Dec. 31, 2000
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00

Income from investment operations:
Net investment income	0.01		0.01	0.01		0.01	0.04		0.06
Net realized and unrealized gain (loss)	0.00	(a)	0.00 (a)	0.00	(a)	0.00 (a)	0.00	(a)	(0.00	)(a)

Total from investment operations	0.01		0.01	0.01		0.01	0.04		0.06

Less distributions from:
Net investment income	(0.01)		(0.01)	(0.01)		(0.01)	(0.04)		(0.06)
Net realized gain	—		—	(0.00	)(a)	—	—		—

Total distributions	(0.01)		(0.01)	(0.01)		(0.01)	(0.04)		(0.06)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00

Total return	1.20	%(b)	1.05%	0.81%		1.49%	3.88%		6.17%

Ratios/Supplemental data:
Net assets, end of period (000s)	$171,140		$189,874	$2,953		$54,370	$80,918		$73,435
Ratio of expenses to average net assets(c)	0.33%		0.38%	0.45%		0.45%	0.45%		0.45%
Ratio of expenses to average net assets prior to waived fees(c)	0.43%		0.45%	n/a		n/a	n/a		n/a
Ratio of net investment income to average net assets(c)	2.42%		1.12%	0.90%		1.51%	3.80%		5.94%
Ratio of net investment income to average net assets prior to waived fees(c)	2.32%		1.05%	n/a		n/a	n/a		n/a

(a)	Rounds to less than $0.01.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include the Fund’s share of expenses charged to the corresponding Master Portfolio.
(d)	Represents the portfolio turnover rate of the Fund’s corresponding Master Portfolio.
(e)	Effective January 1, 2001, the Bond Index Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change on the Bond Index Fund for the year ended December 31, 2001 was to decrease net investment income per share by $0.04, increase net realized and unrealized gain (loss) per share by $0.04 and decrease the ratio of net investment income to average net assets from 6.23% to 5.85%. Per share and ratios/supplemental data for periods prior to January 1, 2001 have not been adjusted to reflect this change in policy.

The accompanying notes are an integral part of these financial statements.

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BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	S&P 500 Stock Fund
	Six months ended Jun. 30, 2005 (Unaudited)		Year ended Dec. 31, 2004	Year ended Dec. 31, 2003	Year ended Dec. 31, 2002	Year ended Dec. 31, 2001 (a)	Year ended Dec. 31, 2000 (a)
Net asset value, beginning of period	$145.95		$134.74	$106.71	$139.28	$170.64	$216.24

Income from investment operations:
Net investment income	1.29		3.51	1.86	0.48	1.76	2.32
Net realized and unrealized gain (loss)	(2.62)		10.69	28.06	(32.63)	(22.96)	(22.08)

Total from investment operations	(1.33)		14.20	29.92	(32.15)	(21.20)	(19.76)

Less distributions from:
Net investment income	(1.94)		(2.99)	(1.89)	(0.40)	(1.76)	(2.32)
Net realized gain	—		—	—	(0.02)	(8.40)	(23.52)

Total distributions	(1.94)		(2.99)	(1.89)	(0.42)	(10.16)	(25.84)

Net asset value, end of period	$142.68		$145.95	$134.74	$106.71	$139.28	$170.64

Total return	(0.89	)%(b)	10.67%	28.37%	(22.20)%	(12.11)%	(9.34)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$395,358		$440,365	$1,394,613	$945,499	$1,420,520	$1,871,741
Ratio of expenses to average net assets(c)	0.20%		0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets(c)	1.67%		1.63%	1.59%	1.41%	1.15%	1.07%
Portfolio turnover rate(d)	2%		14%	8%	12%	9%	10%

(a)	Per share amounts have been adjusted to reflect a 0.125 reverse stock split on December 3, 2002.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include the Fund’s share of expenses charged to the corresponding Master Portfolio.
(d)	Represents the portfolio turnover rate of the Fund’s corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

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BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Barclays Global Investors Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002. As of June 30, 2005, the Trust offered the following diversified funds: Bond Index, Government Money Market, Institutional Money Market, Money Market, Prime Money Market, S&P 500 Stock and Treasury Money Market Funds, and LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios.

These financial statements relate only to the Bond Index, Money Market and S&P 500 Stock Funds (each, a “Fund,” collectively, the “Funds”).

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Each Fund invests all of its assets in a separate series (each, a “Master Portfolio”) of Master Investment Portfolio (“MIP”). Each Master Portfolio has the same or substantially similar investment objective as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects that Fund’s interest in the net assets of that Master Portfolio (99.99%, 2.50% and 16.77% for the Bond Index, Money Market and S&P 500 Stock Funds, respectively, as of June 30, 2005). The method by which MIP values its securities is discussed in Note 1 of MIP’s Notes to the Financial Statements, which are included elsewhere in this report.

The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedules of Investments, accompanied by an unaudited summarized, tabular presentation, are included elsewhere in this report and should be read in conjunction with the corresponding Fund’s financial statements.

The Money Market Fund seeks to maintain a constant net asset value of $1.00 per share. There is no assurance that the Money Market Fund will meet this objective.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Each Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each Fund accrues its own expenses.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Bond Index Fund are declared and distributed monthly. Distributions to shareholders from net investment income of the Money Market Fund are declared daily and distributed monthly. Distributions to shareholders from net investment income of the S&P 500 Stock Fund are declared and distributed quarterly. For each Fund, distributions to shareholders from any net realized capital gains are declared and distributed at least annually.

Due to the timing of distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Funds.

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BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. If so qualified, a Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders. Accordingly, no provision for federal income taxes was required for the six months ended June 30, 2005.

The Funds had tax basis net capital loss carryforwards as of December 31, 2004, the tax year-end of the Funds, as follows:

Fund	Expiring 2005	Expiring 2008	Expiring 2010	Expiring 2011	Expiring 2012	Total
Bond Index	$—	$1,845,447	$—	$159,923	$—	$2,005,370
Money Market	26,128	—	—	—	133	26,261
S&P 500 Stock	—	—	72,553,461	—	1,601,227	74,154,688

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration date, whichever occurs first.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investors Bank & Trust Company (“IBT”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the Funds. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Funds. IBT is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the Funds.

SEI Investments Distribution Company (“SEI”) is the Funds’ distributor. SEI does not receive a fee from the Funds for its distribution services.

The Trust has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Funds’ transfer agent, custodian, financial printer, counsel and independent registered public accounting firm), to the Funds for which BGI receives a fee paid by each Fund. This fee is an “all-in” or “semi-unified” fee and BGI, in consideration thereof, has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees and costs related to securities transactions. BGI may delegate certain of its administration duties to sub-administrators. BGI is entitled to receive for these administration services an annual fee of 0.15%, 0.35% and 0.15% of the average daily net assets from the Bond Index, Money Market and S&P 500 Stock Funds, respectively. From time to time, BGI may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly have a favorable impact on its performance. For the six months ended June 30, 2005, BGI waived administration fees of $16,877 for the Money Market Fund.

Certain officers and trustees of the Trust are also officers of BGI. As of June 30, 2005, these officers of BGI collectively owned less than 1% of the outstanding shares of the Trust.

3. CAPITAL SHARE TRANSACTIONS

As of June 30, 2005, there were an unlimited number of no par value shares of beneficial interest authorized. Transactions in capital shares for each Fund are disclosed in detail in the Funds’ Statements of Changes in Net Assets.

10

BOND INDEX MASTER PORTFOLIO

Schedule of Investments

June 30, 2005 (Unaudited)

Security	Principal	Value
CORPORATE BONDS & NOTES – 22.59%

AEROSPACE & DEFENSE – 0.40%
Boeing Co. (The)
6.13%, 02/15/33(1)	$100,000	$115,415
Lockheed Martin Corp.
8.50%, 12/01/29	100,000	144,418
Northrop Grumman Corp.
7.75%, 03/01/16(1)	200,000	249,746
Raytheon Co.
7.38%, 07/15/25	250,000	257,608
United Technologies Corp.
6.10%, 05/15/12	100,000	109,809

		876,996

AGRICULTURE – 0.05%
Altria Group Inc.
7.00%, 11/04/13	100,000	111,910

		111,910

AIRLINES – 0.09%
Continental Airlines Inc.
6.65%, 09/15/17	207,202	204,462

		204,462

AUTO MANUFACTURERS – 0.37%
DaimlerChrysler N.A. Holding Corp.
7.20%, 09/01/09	350,000	380,982
8.50%, 01/18/31	150,000	190,035
Ford Motor Co.
7.45%, 07/16/31	300,000	250,445

		821,462

BANKS – 2.71%
Abbey National PLC
7.95%, 10/26/29	100,000	135,983
Banco Santander Central Hispano Issuances
7.63%, 09/14/10	150,000	172,911
Bank of America Corp.
6.25%, 04/01/08	250,000	263,693
7.13%, 09/15/06	200,000	207,104
Bank One Corp.
3.70%, 01/15/08	150,000	148,823
5.90%, 11/15/11	250,000	269,628
FleetBoston Financial Corp.
6.88%, 01/15/28	100,000	122,978
HSBC Holdings PLC
5.25%, 12/12/12	350,000	364,249
KFW International Finance Inc.
3.25%, 03/30/09	500,000	490,753
4.75%, 01/24/07	150,000	152,246
Landwirtschaftliche Rentenbank
3.25%, 06/19/08	100,000	97,940
3.88%, 03/15/10	500,000	496,441
Mellon Funding Corp.
6.38%, 02/15/10	150,000	161,352
National City Bank (Ohio)
4.25%, 01/29/10	500,000	499,797
NationsBank Corp.
7.75%, 08/15/15	250,000	310,122
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	250,000	257,767
Sanwa Bank Ltd.
7.40%, 06/15/11	200,000	226,428
SunTrust Banks Inc.
5.05%, 07/01/07	150,000	152,376
Swiss Bank Corp.
7.00%, 10/15/15	150,000	179,371
US Bank N.A.
6.38%, 08/01/11	250,000	275,823
Wachovia Corp.
4.95%, 11/01/06	200,000	202,141
5.25%, 08/01/14	200,000	208,777
Wells Fargo & Co.
5.13%, 02/15/07	250,000	254,133
Wells Fargo Bank N.A.
7.55%, 06/21/10	250,000	286,854

		5,937,690

BEVERAGES – 0.40%
Anheuser-Busch Companies Inc.
5.05%, 10/15/16	200,000	208,192
Bottling Group LLC
4.63%, 11/15/12	100,000	101,503
Coca-Cola Enterprises Inc.
6.13%, 08/15/11	150,000	163,584
8.50%, 02/01/22	100,000	136,757
Diageo Capital PLC
7.25%, 11/01/09	250,000	279,358

		889,394

BUILDING MATERIALS – 0.10%
Masco Corp.
5.88%, 07/15/12	200,000	214,609

		214,609

CHEMICALS – 0.17%
Chevron Phillips Chemical Co.
5.38%, 06/15/07	150,000	152,894
Dow Chemical Co. (The)
6.00%, 10/01/12	100,000	109,584
Du Pont (E.I.) de Nemours and Co.
6.88%, 10/15/09	100,000	110,855

		373,333

11

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
COMMERCIAL SERVICES – 0.05%
Cendant Corp.
6.25%, 03/15/10	$100,000	$106,493

		106,493

COMPUTERS – 0.30%
Hewlett-Packard Co.
5.50%, 07/01/07	150,000	153,706
International Business Machines Corp.
4.75%, 11/29/12	250,000	255,489
4.88%, 10/01/06	250,000	252,664

		661,859

COSMETICS & PERSONAL CARE – 0.13%
Procter & Gamble Co.
6.88%, 09/15/09	250,000	277,171

		277,171

DIVERSIFIED FINANCIAL SERVICES – 6.90%
American Express Co.
3.75%, 11/20/07	100,000	99,203
American General Finance Corp.
5.38%, 10/01/12	100,000	103,227
AXA Financial Inc.
7.75%, 08/01/10	150,000	172,480
Bear Stearns Companies Inc. (The)
5.70%, 01/15/07	100,000	102,287
5.70%, 11/15/14	200,000	214,461
CIT Group Inc.
7.75%, 04/02/12	150,000	175,925
Citibank Credit Card Issuance Trust Series 2004-A1 Class A1
2.55%, 01/20/09	2,000,000	1,957,958
Citigroup Inc.
3.50%, 02/01/08	500,000	492,951
5.00%, 09/15/14	177,000	181,061
5.63%, 08/27/12	100,000	106,813
6.00%, 02/21/12	150,000	163,802
6.63%, 06/15/32	100,000	119,376
Countrywide Home Loans Inc.
5.63%, 05/15/07	200,000	204,918
Credit Suisse First Boston
5.50%, 08/15/13	100,000	105,898
5.75%, 04/15/07	200,000	205,694
6.50%, 01/15/12	150,000	166,709
Credit Suisse First Boston USA Inc.
4.70%, 06/01/09	250,000	254,044
First Union National Bank
7.74%, 05/17/32	781,161	829,015
Ford Motor Credit Co.
6.63%, 06/16/08	400,000	395,059
7.00%, 10/01/13	300,000	287,844
General Electric Capital Corp.
5.38%, 03/15/07	500,000	510,836
6.50%, 12/10/07	800,000	843,110
6.75%, 03/15/32	250,000	308,497
General Motors Acceptance Corp.
5.71%, 10/15/38	1,000,000	1,072,518
Goldman Sachs Group Inc.
4.13%, 01/15/08	200,000	199,885
6.13%, 02/15/33	200,000	218,649
6.60%, 01/15/12	325,000	361,210
Household Finance Corp.
5.75%, 01/30/07	200,000	205,139
6.50%, 11/15/08	375,000	400,254
8.00%, 07/15/10	250,000	288,466
John Deere Capital Corp.
7.00%, 03/15/12	150,000	172,094
JP Morgan & Co. Inc.
6.00%, 01/15/09	350,000	369,478
JP Morgan Chase & Co.
5.25%, 05/30/07	150,000	153,135
6.75%, 02/01/11	250,000	276,475
Lehman Brothers Holdings Inc.
4.00%, 01/22/08	150,000	149,464
4.80%, 03/13/14	150,000	151,571
MBNA America Bank N.A.
5.38%, 01/15/08	150,000	154,179
Merrill Lynch & Co. Inc.
3.70%, 04/21/08	350,000	345,955
5.45%, 07/15/14	200,000	211,222
7.00%, 01/15/07	200,000	208,743
Morgan Stanley
4.75%, 04/01/14	200,000	197,034
5.80%, 04/01/07	150,000	154,182
8.00%, 06/15/10	250,000	289,402
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	200,000	231,876
Nissan Auto Receivables Owner Trust Series 2004-A Class A4
2.76%, 07/15/09	575,000	560,851
Saxon Asset Securities Trust
5.53%, 07/25/31	400,000	403,444
SLM Corp.
5.13%, 08/27/12	350,000	361,887

		15,138,281

ELECTRIC – 1.09%
AEP Texas Central Co.
6.65%, 02/15/33	100,000	117,518
Alabama Power Co. Series Q
5.50%, 10/15/17	100,000	106,965
Arizona Public Service Co.
6.50%, 03/01/12	100,000	111,114

12

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
ELECTRIC (Continued)
Cincinnati Gas & Electric Co.
5.70%, 09/15/12	$100,000	$106,890
Constellation Energy Group
7.60%, 04/01/32	100,000	127,229
Consumers Energy Co.
5.00%, 02/15/12	150,000	152,472
Dominion Resources Inc.
8.13%, 06/15/10	150,000	172,828
DTE Energy Co.
7.05%, 06/01/11	150,000	167,945
Florida Power & Light Co.
5.63%, 04/01/34	100,000	109,160
MidAmerican Energy Holdings
5.00%, 02/15/14	100,000	100,384
NiSource Finance Corp.
7.88%, 11/15/10	100,000	114,907
Northern States Power Co.
8.00%, 08/28/12	100,000	121,570
Oncor Electric Delivery Co.
6.38%, 05/01/12	150,000	164,374
Ontario Hydro Canada
7.45%, 03/31/13	150,000	181,518
Pacific Gas & Electric Co.
6.05%, 03/01/34	100,000	110,209
PECO Energy Co.
3.50%, 05/01/08	100,000	98,236
Pepco Holdings Inc.
6.45%, 08/15/12	100,000	109,115
Progress Energy Inc.
7.75%, 03/01/31	100,000	124,771
Public Service Electric & Gas Co.
5.13%, 09/01/12	100,000	103,880

		2,401,085

ELECTRICAL COMPONENTS & EQUIPMENT – 0.09%
Emerson Electric Co.
4.50%, 05/01/13	200,000	200,158

		200,158

ENVIRONMENTAL CONTROL – 0.05%
USA Waste Services Inc.
7.00%, 07/15/28	100,000	115,985

		115,985

FOOD – 1.06%
Albertson’s Inc.
7.45%, 08/01/29	100,000	113,874
Archer-Daniels-Midland Co.
8.38%, 04/15/17	150,000	195,412
ConAgra Foods Inc.
6.00%, 09/15/06	150,000	152,555
7.00%, 10/01/28	200,000	242,357
Fred Meyer Inc.
7.45%, 03/01/08	250,000	268,920
General Mills Inc.
5.13%, 02/15/07	150,000	152,339
Kellogg Co.
6.60%, 04/01/11	250,000	277,058
Kraft Foods Inc.
5.63%, 11/01/11	150,000	159,123
Safeway Inc.
7.50%, 09/15/09	285,000	314,486
SUPERVALU Inc.
7.88%, 08/01/09	150,000	167,436
Unilever Capital Corp.
7.13%, 11/01/10	250,000	282,622

		2,326,182

FOREST PRODUCTS & PAPER – 0.35%
International Paper Co.
6.75%, 09/01/11	200,000	218,009
MeadWestvaco Corp.
6.85%, 04/01/12	100,000	112,231
Weyerhaeuser Co.
6.75%, 03/15/12	400,000	440,096

		770,336

GAS – 0.08%
KeySpan Corp.
7.63%, 11/15/10	150,000	173,074

		173,074

HEALTH CARE – PRODUCTS – 0.09%
Johnson & Johnson
4.95%, 05/15/33	200,000	205,506

		205,506

HEALTH CARE – SERVICES – 0.10%
Anthem Inc.
6.80%, 08/01/12	100,000	112,839
UnitedHealth Group Inc.
3.75%, 02/10/09	100,000	98,429

		211,268

INSURANCE – 0.55%
Allstate Corp.
7.20%, 12/01/09	250,000	279,141
American International Group Inc.
4.25%, 05/15/13	150,000	145,481
Berkshire Hathaway Finance Corp.
5.10%, 07/15/14	100,000	102,978
Hartford Life Inc.
7.38%, 03/01/31	100,000	127,904
ING Capital Funding Trust III
8.44%, 10/31/49	100,000	118,302

13

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 Unaudited)

Security	Principal	Value
INSURANCE (Continued)
MetLife Inc.
5.38%, 12/15/12	$200,000	$208,930
Progressive Corp.
6.63%, 03/01/29	100,000	119,461
Travelers Property Casualty Corp.
6.38%, 03/15/33	100,000	109,071

		1,211,268

MACHINERY – 0.17%
Caterpillar Inc.
7.25%, 09/15/09	250,000	277,789
General Electric Co.
5.00%, 02/01/13	100,000	103,251

		381,040

MANUFACTURING – 0.10%
Tyco International Group SA
6.38%, 10/15/11	200,000	219,661

		219,661

MEDIA – 0.81%
AOL Time Warner Inc.
6.88%, 05/01/12	350,000	394,947
Clear Channel Communications Inc.
4.25%, 05/15/09	150,000	144,550
Cox Communications Inc. Class A
5.50%, 10/01/15	100,000	102,031
News America Holdings
8.00%, 10/17/16	100,000	122,887
News America Inc.
6.20%, 12/15/34	100,000	104,949
TCI Communications Inc.
8.75%, 08/01/15	350,000	448,973
Time Warner Entertainment Co.
8.38%, 03/15/23	200,000	255,717
Viacom Inc.
5.63%, 08/15/12	200,000	204,536

		1,778,590

MINING – 0.24%
Alcan Inc.
4.88%, 09/15/12	150,000	151,215
Alcoa Inc.
7.38%, 08/01/10	250,000	284,386
BHP Finance (USA) Ltd.
4.80%, 04/15/13	100,000	101,484

		537,085

MULTI-NATIONAL – 1.24%
Asian Development Bank
6.75%, 06/11/07	250,000	263,953
European Investment Bank
2.38%, 06/15/07	700,000	680,661
4.63%, 03/01/07	250,000	253,222
Inter-American Development Bank
7.38%, 01/15/10(1)	750,000	857,780
International Bank for Reconstruction & Development
4.13%, 08/12/09(1)	650,000	659,978

		2,715,594

OIL & GAS – 1.22%
Alberta Energy Co. Ltd.
7.38%, 11/01/31	100,000	125,921
Apache Finance Canada
7.75%, 12/15/29	100,000	137,483
Burlington Resources Finance Co.
7.20%, 08/15/31	100,000	123,082
Conoco Funding Co.
5.45%, 10/15/06	200,000	203,607
6.35%, 10/15/11	300,000	332,189
Devon Financing Corp. ULC
6.88%, 09/30/11	250,000	279,742
Marathon Oil Corp.
6.13%, 03/15/12	150,000	163,261
Norsk Hydro ASA
6.36%, 01/15/09	140,000	149,706
Occidental Petroleum Corp.
7.38%, 11/15/08	100,000	109,995
Pemex Project Funding Master Trust
7.38%, 12/15/14	150,000	168,225
9.38%, 12/02/08(2)	150,000	170,625
Phillips 66 Capital Trust II
8.00%, 01/15/37	250,000	272,563
Texaco Capital Inc.
5.50%, 01/15/09	150,000	157,937
Valero Energy Corp.
6.88%, 04/15/12	250,000	279,051

		2,673,387

PHARMACEUTICALS – 0.23%
Bristol-Myers Squibb Co.
5.75%, 10/01/11	150,000	160,484
Pharmacia Corp.
6.50%, 12/01/18	150,000	176,125
Wyeth
5.50%, 03/15/13	150,000	157,868

		494,477

PIPELINES – 0.20%
Duke Energy Field Services Corp.
7.88%, 08/16/10	150,000	172,197
Kinder Morgan Energy Partners LP
5.35%, 08/15/07	150,000	151,965

14

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
PIPELINES (Continued)
KN Energy Inc.
7.25%, 03/01/28	$100,000	$118,582

		442,744

REAL ESTATE – 0.08%
EOP Operating LP
7.00%, 07/15/11	150,000	166,330

		166,330

REAL ESTATE INVESTMENT TRUSTS – 0.19%
Boston Properties Inc.
6.25%, 01/15/13	200,000	217,917
Simon Property Group LP
5.63%, 08/15/14	200,000	208,580

		426,497

RETAIL – 0.31%
May Department Stores Co. (The)
6.65%, 07/15/24	125,000	137,595
Target Corp.
7.00%, 07/15/31	150,000	192,609
Wal-Mart Stores Inc.
7.55%, 02/15/30	250,000	341,017

		671,221

SAVINGS & LOANS – 0.24%
Washington Mutual Bank
5.65%, 08/15/14	250,000	263,231
Washington Mutual Inc.
7.50%, 08/15/06	250,000	258,773

		522,004

TELECOMMUNICATIONS – 2.00%
AT&T Wireless Services Inc.
7.88%, 03/01/11	500,000	581,083
BellSouth Corp.
5.20%, 09/15/14	250,000	257,644
6.88%, 10/15/31	150,000	177,552
British Telecom PLC
8.88%, 12/15/30	100,000	141,165
Deutsche Telekom International
Finance AG
8.50%, 06/15/10	300,000	347,681
France Telecom SA
8.00%, 03/01/11	150,000	174,071
GTE Corp.
7.51%, 04/01/09	150,000	165,505
Koninklijke KPN NV
8.00%, 10/01/10	150,000	173,688
Motorola Inc.
7.63%, 11/15/10	100,000	114,423
SBC Communications Inc.
5.10%, 09/15/14	300,000	306,739
6.25%, 03/15/11	250,000	271,159
Sprint Capital Corp.
6.88%, 11/15/28	150,000	172,182
8.38%, 03/15/12	150,000	180,423
Telecom Italia Capital SA Series B
5.25%, 11/15/13	150,000	152,281
Telefonica Europe BV
8.25%, 09/15/30	150,000	209,283
Verizon Global Funding Corp.
4.38%, 06/01/13	250,000	247,212
Verizon New York Inc.
7.38%, 04/01/32	150,000	176,178
Verizon Pennsylvania Inc.
5.65%, 11/15/11	150,000	156,538
Verizon Wireless Inc.
5.38%, 12/15/06	150,000	152,868
Vodafone Group PLC
7.75%, 02/15/10	200,000	228,357

		4,386,032

TRANSPORTATION – 0.43%
Burlington Northern Santa Fe Corp.
7.13%, 12/15/10	250,000	281,889
Canadian National Railway Co.
6.45%, 07/15/06	200,000	204,482
Norfolk Southern Corp.
7.70%, 05/15/17	150,000	187,269
Union Pacific Corp.
6.79%, 11/09/07	250,000	264,552

		938,192

TOTAL CORPORATE BONDS & NOTES (Cost $47,635,884)		49,581,376

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.22%

MORTGAGE-BACKED SECURITIES – 2.22%
Credit Suisse First Boston Mortgage Securities Corp. Series 1999-C1 Class A2
7.29%, 09/15/41	800,000	879,605
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK1 Class A3
6.38%, 12/16/35	1,000,000	1,090,301
JP Morgan Chase Commercial Mortgage Finance Corp. Series 2000-C10 Class A2
7.37%, 08/15/32	800,000	893,257
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-C3 Class A5
4.88%, 01/15/42	500,000	511,236

15

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
MORTGAGE-BACKED SECURITIES (Continued)
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-CB11 Class A2
5.02%, 08/12/37	$210,000	$215,941
Morgan Stanley Capital I Series 2004-HQ3 Class A2
4.05%, 01/13/41	1,180,000	1,168,365
Morgan Stanley Dean Witter Capital I Series 2001-TOP1 Class A3
6.46%, 02/15/33	99,047	102,818

		4,861,523

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $4,949,251)		4,861,523

MUNICIPAL DEBT OBLIGATIONS – 0.19%

ILLINOIS – 0.10%
Illinois State, Pension Funding
5.10%, 06/01/33(1)	200,000	208,520

		208,520

NEW JERSEY – 0.09%
New Jersey State Turnpike Authority, Turnpike Revenue
4.25%, 01/01/16	200,000	198,196

		198,196

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $375,330)		406,716

FOREIGN GOVERNMENT BONDS& NOTES(8) – 1.67%
British Columbia (Province of)
6.50%, 01/15/26	100,000	125,540
Finland (Republic of)
6.95%, 02/15/26	100,000	129,190
Hydro-Quebec
6.30%, 05/11/11	150,000	165,746
Israel (State of)
4.63%, 06/15/13	100,000	98,957
Italy (Republic of)
4.38%, 10/25/06	250,000	251,668
6.00%, 02/22/11	450,000	493,220
6.88%, 09/27/23	200,000	252,586
Korea Development Bank
5.25%, 11/16/06	150,000	152,184
Manitoba (Province of)
4.25%, 11/20/06	250,000	251,418
Mexico Government International Bond
9.88%, 01/15/07	100,000	109,050
Nova Scotia (Province of)
5.75%, 02/27/12	150,000	163,399
Ontario (Province of)
5.50%, 10/01/08	200,000	209,801
Quebec (Province of)
5.75%, 02/15/09(1)	150,000	158,515
6.13%, 01/22/11	150,000	163,822
United Mexican States
6.38%, 01/16/13	600,000	644,100
8.13%, 12/30/19	250,000	306,875

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $3,509,737)		3,676,071

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 72.16%

MORTGAGE-BACKED SECURITIES – 34.32%
Federal Home Loan Mortgage Corp.
4.00%, 05/01/19	3,674,542	3,594,599
4.50%, 04/01/18	1,533,529	1,527,832
4.50%, 11/01/18	1,156,571	1,152,274
4.50%, 01/01/19	214,246	213,450
4.50%, 02/01/19	2,900,290	2,889,516
5.00%, 10/01/18	1,809,099	1,830,862
5.00%, 10/01/19	1,983,241	2,006,566
5.00%, 07/01/34(3)	4,000,000	4,000,000
5.50%, 12/01/18	2,976,759	3,056,896
5.50%, 04/01/33	2,355,992	2,391,006
5.50%, 03/01/34	5,033,280	5,106,891
6.00%, 08/01/34	5,486,935	5,629,879
6.50%, 06/01/31	407,588	422,828
8.00%, 12/01/24	1,264,608	1,366,593
Federal National Mortgage Association
5.00%, 01/01/19	4,834,954	4,892,910
5.00%, 07/01/34(3)	9,000,000	9,000,000
5.50%, 07/01/33	2,552,796	2,590,098
5.50%, 03/01/34	97,950	99,347
5.50%, 06/01/34	442,029	448,334
5.50%, 08/01/34	509,487	516,798
5.50%, 09/01/34	633,141	642,173
5.50%, 10/01/34	1,080,483	1,095,897
5.50%, 11/01/34	4,403,656	4,466,472
5.50%, 01/01/35	960,463	974,164
5.50%, 02/01/35	996,698	1,010,935
6.00%, 07/01/34	1,838,904	1,885,929
6.00%, 09/01/34	2,488,328	2,551,961
6.50%, 01/01/29	5,368,972	5,575,479
7.00%, 02/01/32	453,087	477,937
Government National Mortgage Association
5.50%, 09/15/34	1,940,593	1,983,721
7.50%, 12/15/23	1,790,837	1,931,495

		75,332,842

16

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS – 10.73%
Federal Home Loan Bank
5.75%, 05/15/12	$700,000	$766,991
5.95%, 07/28/08	1,500,000	1,590,362
Federal Home Loan Mortgage Corp.
3.50%, 09/15/07(1)	2,000,000	1,987,718
4.75%, 10/11/12	1,000,000	1,001,093
5.50%, 07/15/06	5,600,000	5,697,031
6.25%, 07/15/32(1)	320,000	401,795
Federal National Mortgage Association
4.38%, 09/15/12(1)	1,000,000	1,021,301
4.63%, 10/15/13	1,000,000	1,028,485
5.25%, 01/15/09	1,500,000	1,565,208
5.38%, 11/15/11	1,000,000	1,071,680
6.00%, 05/15/08	3,000,000	3,171,135
6.25%, 02/01/11	1,000,000	1,095,766
7.25%, 01/15/10	1,000,000	1,133,941
Financing Corp.
8.60%, 09/26/19	650,000	924,213
Tennessee Valley Authority
6.25%, 12/15/17	400,000	469,718
7.13%, 05/01/30	450,000	617,161

		23,543,598

U.S. GOVERNMENT SECURITIES – 27.11%
U.S. Treasury Bonds
5.38%, 02/15/31(1)	3,570,000	4,212,600
6.25%, 08/15/23	1,000,000	1,246,211
7.25%, 05/15/16	1,000,000	1,280,508
7.63%, 02/15/25(1)	3,000,000	4,322,109
8.00%, 11/15/21	1,000,000	1,440,898
8.75%, 05/15/17	500,000	717,910
8.75%, 05/15/20	2,000,000	2,999,218
12.50%, 08/15/14(1)	400,000	532,203
U.S. Treasury Notes
3.13%, 01/31/07(1)	3,700,000	3,670,803
3.38%, 02/15/08(1)	2,800,000	2,779,655
3.63%, 07/15/09	3,000,000	2,990,040
4.00%, 03/15/10(1)	3,600,000	3,639,233
4.25%, 11/15/14(1)	6,300,000	6,447,905
4.38%, 05/15/07(1)	6,200,000	6,282,584
4.75%, 05/15/14	2,400,000	2,546,626
4.88%, 02/15/12(1)	2,400,000	2,548,874
5.63%, 05/15/08	6,200,000	6,526,951
6.00%, 08/15/09	1,100,000	1,195,175
6.50%, 10/15/06	2,900,000	3,005,238
6.50%, 02/15/10	1,000,000	1,115,977

		59,500,718

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost: $155,691,659)		158,377,158

SHORT-TERM INVESTMENTS – 22.24%

COMMERCIAL PAPER(4) – 4.37%
Alpine Securitization Corp.
3.29%, 08/08/05	50,490	50,315
Amstel Funding Corp.
2.95% - 3.18%,
07/18/05 - 08/19/05(2)	339,236	338,551
Amsterdam Funding Corp.
3.14% - 3.24%,
07/19/05 - 07/26/05(2)	774,180	772,723
ANZ National Bank Ltd.
2.94%, 08/15/05(2)	84,150	83,836
Barton Capital Corp.
3.15% - 3.29%,
07/14/05 - 07/28/05	320,182	319,643
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	168,300	168,154
Bryant Park Funding LLC
3.10%, 07/06/05(2)	64,987	64,960
Cancara Asset Securitisation LLC
3.15%, 07/13/05(2)	60,598	60,534
Cantabric Finance LLC
3.08% - 3.12%,
07/11/05 - 07/25/05(2)	168,300	168,001
Chariot Funding LLC
3.13% - 3.29%,
07/12/05 - 07/28/05(2)	210,732	210,403
Charta LLC
3.31%, 08/11/05(2)	252,450	251,498
Chesham Finance LLC
3.12% - 3.17%,
07/08/05 - 07/13/05(2)	158,202	158,070
Dexia Delaware LLC
3.04%, 07/01/05	223,166	223,166
Edison Asset Securitization LLC
3.12%, 09/06/05(2)	126,225	125,492
Fairway Finance LLC
3.12% - 3.23%,
07/11/05 - 09/15/05(2)	278,447	277,284
Falcon Asset Securitization Corp.
3.17% - 3.24%,
07/14/05 - 07/21/05(2)	446,411	445,642
Ford Credit Floorplan Motown
3.33%, 08/08/05(2)	33,660	33,542
Gemini Securitization Corp.
3.18% - 3.24%,
07/15/05 - 07/25/05	182,282	181,979
General Electric Capital Corp.
2.74%, 07/07/05	84,150	84,112
Giro Funding Corp.
3.07% - 3.30%,
07/01/05 - 07/29/05	159,885	159,669

17

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
COMMERCIAL PAPER (Continued)
Grampian Funding LLC
3.00% - 3.13%,
07/05/05 - 09/09/05(2)	$560,439	$558,070
Jupiter Securitization Corp.
3.12% - 3.24%,
07/13/05 - 07/27/05(2)	509,086	508,334
Liberty Street Funding Corp.
3.05%, 07/01/05(2)	84,150	84,150
Lockhart Funding LLC
3.15% - 3.16%,
07/11/05 - 07/12/05(2)	246,287	246,068
Mortgage Interest Networking Trust
3.12% - 3.27%,
07/05/05 - 07/25/05	321,453	321,065
Nordea North America Inc.
2.74%, 07/11/05	84,150	84,086
Park Avenue Receivables Corp.
3.25%, 07/22/05(2)	334,917	334,283
Park Granada LLC
3.08% - 3.09%, 07/01/05(2)	84,217	84,217
Polonius Inc.
3.15%, 07/11/05(2)	117,810	117,707
Ranger Funding Co. LLC
3.07% - 3.13%,
07/06/05 - 07/13/05(2)	547,428	547,070
Santander Central Hispano
2.75%, 07/08/05	210,375	210,263
Scaldis Capital LLC
2.75% - 3.29%,
07/08/05 - 07/29/05(2)	301,070	300,483
Sydney Capital Corp.
3.11% - 3.21%,
07/08/05 - 08/17/05(2)	612,107	610,460
Thames Asset Global Securitization No. 1 Inc.
3.12% - 3.19%,
07/07/05 - 07/15/05(2)	547,983	547,408
Three Pillars Funding Corp.
3.30%, 07/28/05	24,473	24,412
Tulip Funding Corp.
3.02% - 3.07%, 07/01/05(2)	328,185	328,185
UBS Finance Delaware LLC
3.03%, 07/01/05	252,450	252,450
Windmill Funding Corp.
3.17% - 3.24%, 07/26/05	146,421	146,095
Yorktown Capital LLC
3.15%, 07/13/05	97,818	97,715

		9,580,095

FLOATING RATE NOTES(4) – 7.37%
Allstate Life Global Funding II
3.19% - 3.30%,
06/08/06 - 06/27/06(2)	313,038	313,041
American Express Bank
3.24% - 3.29%,
10/17/05 - 06/29/06	412,335	412,338
American Express Centurion Bank
3.29%, 06/29/06	67,320	67,320
American Express Credit Corp.
3.19% - 3.32%,
08/09/05 - 10/26/05	479,655	479,713
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06(2)	109,395	109,395
Bank of Nova Scotia
3.06% - 3.23%,
09/26/05 - 01/03/06	109,395	109,380
Beta Finance Inc.
3.13% - 3.60%,
09/23/05 - 06/09/06(2)	865,062	865,055
BMW US Capital LLC
3.19%, 07/14/06(2)	168,300	168,300
Canadian Imperial Bank of Commerce
3.14% - 3.26%,
09/13/05 - 12/14/05	572,220	572,166
CC USA Inc.
3.12% - 3.27%,
07/29/05 - 06/26/06(2)	629,442	629,402
Commodore CDO Ltd.
3.47%, 12/12/05(2)	42,075	42,075
Credit Suisse First Boston
3.15%, 05/09/06	168,300	168,300
Danske Bank
3.14% - 3.24%,
08/12/05 - 10/17/05	504,900	504,871
DEPFA Bank PLC
3.42%, 03/15/06	168,300	168,300
Dorada Finance Inc.
3.12% - 3.29%,
07/29/05 - 06/26/06(2)	407,286	407,302
Fairway Finance LLC
3.21%, 10/20/05	67,320	67,319
Fifth Third Bancorp
3.26%, 04/21/06(2)	336,600	336,600
Five Finance Inc.
3.27% - 3.30%,
02/27/06 - 06/26/06(2)	117,810	117,814
General Electric Capital Corp.
3.28%, 07/07/06	75,735	75,817
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	24,177	24,177
Greenwich Capital Holdings Inc.
3.09% - 3.15%,
09/02/05 - 02/10/06	193,545	193,545
Hartford Life Global Funding Trust
3.21%, 07/15/06	168,300	168,300

18

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Shares or Principal	Value

FLOATING RATE NOTES (Continued)
HBOS Treasury Services PLC
3.15% - 3.51%,
01/10/06 - 04/24/06(2)	$504,900	$504,900
HSBC Bank USA N.A.
3.57%, 05/04/06	58,905	58,945
K2 USA LLC
3.09% - 3.24%,
07/25/05 - 06/02/06(2)	740,520	740,524
Leafs LLC
3.26%, 01/20/06 - 02/21/06(2)	176,715	176,715
Links Finance LLC
3.19% - 3.58%,
11/16/05 - 03/15/06(2)	656,370	656,466
Lothian Mortgages PLC
3.29%, 01/24/06(2)	252,450	252,450
Marshall & Ilsley Bank
3.36%, 02/20/06	168,300	168,429
Metropolitan Life Global Funding I
3.14%, 07/06/06(2)	252,450	252,450
National City Bank (Ohio)
3.09% - 3.11%,
08/09/05 - 01/06/06	252,450	252,432
Nationwide Building Society
3.16% - 3.51%,
01/13/06 - 07/07/06(2)	622,710	622,795
Norddeutsche Landesbank
3.11%, 07/27/05	168,300	168,296
Northern Rock PLC
3.15% - 3.28%,
10/25/05 - 05/03/06(2)	504,900	504,900
Permanent Financing PLC
3.15% - 3.20%,
09/12/05 - 06/12/06	647,955	647,956
Principal Life Income Funding Trusts
3.21%, 05/10/06	126,225	126,232
Royal Bank of Scotland
3.07% - 3.26%,
04/05/06 - 06/27/06	477,551	477,417
Sedna Finance Inc.
3.19%, 01/10/06 - 01/17/06(2)	92,565	92,555
Sigma Finance Inc.
3.10% - 3.60%,
08/17/05 - 03/20/06(2)	960,993	961,019
Skandinav Enskilda Bank NY
3.27%, 07/18/06(2)	168,300	168,300
Societe Generale
3.15% - 3.26%,
03/30/06 - 06/13/06	260,865	260,807
SunTrust Bank
3.17%, 04/28/06	252,450	252,450
Tango Finance Corp.
3.19% - 3.28%,
07/25/05 - 06/21/06(2)	577,269	577,234
Toronto-Dominion Bank
3.81%, 06/20/06	210,375	210,395
UniCredito Italiano SpA
3.34%, 06/14/06	218,790	218,716
Wachovia Asset Securitization Inc.
3.30%, 07/25/05(2)	434,074	434,073
Wells Fargo & Co.
3.19%, 07/14/06(2)	84,150	84,159
WhistleJacket Capital LLC
3.14% - 3.24%,
07/15/05 - 06/22/06(2)	563,805	563,784
White Pine Finance LLC
3.07% - 3.28%,
07/05/05 - 06/20/06(2)	565,488	565,468
Winston Funding Ltd.
3.23%, 07/23/05(2)	120,166	120,166
World Savings Bank
3.13%, 09/09/05	58,905	58,904

		16,179,467

MONEY MARKET FUNDS – 6.43%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares
3.22%(4)(5)(6)	673,200	673,200
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.20%(5)(6)	13,355,292	13,355,292
BlackRock Temp Cash Money Market Fund
3.04%(4)(6)	24,379	24,379
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares
3.13%(4)(6)	58,999	58,999

		14,111,870

REPURCHASE AGREEMENTS(4) – 2.68%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $2,858,773 and effective yields of 3.40% - 3.44%.(7)	$2,858,500	2,858,500
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $2,188,109 and effective yields of 3.43% - 3.44%.(7)	2,187,901	2,187,901
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $841,580 and an effective yield of 3.40%.(7)	841,500	841,500

		5,887,901

19

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
TIME DEPOSITS(4) – 1.27%
American Express Centurion Bank
3.08%, 07/01/05	$126,225	$126,225
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	168,300	168,300
BNP Paribas (New York)
2.78% - 3.03%,
07/11/05-08/23/05	235,620	235,620
Credit Suisse First Boston
3.16%, 07/13/05	84,150	84,150
Deutsche Bank AG
3.31%, 07/01/05	6,920	6,920
HBOS Treasury Services PLC
3.39%, 12/14/05	100,980	100,980
Key Bank N.A.
3.34%, 07/01/05	504,900	504,900
Natexis Banques
2.98%, 08/18/05	168,300	168,300
Toronto-Dominion Bank
2.66% - 3.18%,
09/14/05 - 11/09/05	302,940	302,932
UBS AG
2.67% - 3.40%,
11/09/05 - 12/15/05	134,640	134,640
UBS Finance Delaware LLC
3.02% - 3.05%,
07/01/05-07/05/05	117,810	117,808
US Bank N.A.
3.12%, 07/08/05	168,300	168,300
Washington Mutual Bank
3.15% - 3.28%,
07/28/05 - 08/09/05	504,900	504,900
Wells Fargo Bank N.A.
3.04%, 07/01/05	168,300	168,300

		2,792,275

U.S. GOVERNMENT AGENCY NOTES(4) – 0.12%
Federal National
Mortgage Association
2.33%, 07/22/05	252,450	252,108

		252,108

TOTAL SHORT-TERM INVESTMENTS (Cost: $48,803,716)		$48,803,716

TOTAL INVESTMENTS IN SECURITIES – 121.07% (Cost: $260,965,577)		265,706,560

Other Assets, Less Liabilities – (21.07)%		(46,237,031)

NET ASSETS – 100.00%		$219,469,529

(1)	All or a portion of this security represents a security on loan. See Note 4.
(2)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)	To-be-announced (TBA). See Note 1.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(5)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(8)	Investments are denominated in U.S. dollars.

The accompanying notes are an integral part of these financial statements.

20

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2005 (Unaudited)

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT – 3.94%
HBOS Treasury Services PLC
3.56%, 03/14/06	$50,000,000	$50,000,000
3.79%, 06/19/06	50,000,000	49,995,280
Toronto-Dominion Bank
2.78%, 07/11/05	50,000,000	50,000,068
Washington Mutual Bank
3.28%, 08/08/05	100,000,000	100,000,000
Wells Fargo Bank N.A.
3.04%, 07/01/05	25,000,000	25,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $274,995,348)		274,995,348

COMMERCIAL PAPER – 15.69%
Charta LLC
3.24%, 08/09/05(1)	50,000,000	49,824,500
3.25%, 08/05/05(1)	20,000,000	19,936,806
CRC Funding LLC
3.24%, 07/27/05(1)	50,000,000	49,883,000
Ebury Finance Ltd.
3.24%, 07/18/05(1)	54,440,000	54,356,707
Ford Credit Floorplan Motown
3.26%, 07/21/05(1)	25,000,000	24,954,722
General Electric Capital Corp.
2.93%, 08/15/05	60,000,000	59,780,250
3.12%, 09/06/05	50,000,000	49,709,666
General Electric Capital Services Inc.
2.74%, 07/07/05	50,000,000	49,977,167
Giro Multi-Funding Corp.
3.07%, 07/01/05(1)	75,000,000	75,000,000
Grampian Funding LLC
2.95%, 08/17/05(1)	65,000,000	64,750,084
3.12%, 09/07/05(1)	75,000,000	74,558,000
3.38%, 11/08/05(1)	56,000,000	55,316,489
3.49%, 12/09/05(1)	50,000,000	49,219,597
Mortgage Interest Networking Trust
3.28%, 07/25/05	35,000,000	34,923,467
New Center Asset Trust
3.27%, 08/02/05(1)	50,000,000	49,854,667
Scaldis Capital LLC
3.24%, 07/19/05(1)	57,000,000	56,907,660
3.50%, 12/12/05(1)	25,000,000	24,601,389
Solitaire Funding Ltd.
3.05%, 07/01/05(1)	106,000,000	106,000,000
Three Pillars Funding Corp.
3.06%, 07/01/05(1)	90,000,000	90,000,000
UBS Finance Delaware LLC
3.03%, 07/01/05	50,000,000	50,000,000
WhistleJacket Capital LLC
3.51%, 12/15/05(1)	5,000,000	4,918,587

TOTAL COMMERCIAL PAPER (Cost: $ 1,094,472,758)		1,094,472,758

MEDIUM-TERM NOTES – 1.22%
Beta Finance Inc.
2.68%, 11/15/05(1)	50,000,000	49,996,152
K2 USA LLC
2.43%, 08/01/05(1)	20,000,000	19,999,663
3.57%, 03/16/06(1)	15,000,000	15,000,000

TOTAL MEDIUM-TERM NOTES (Cost: $ 84,995,815)		84,995,815

TIME DEPOSITS – 6.77%
Chase Bank USA N.A.
3.38%, 07/01/05	72,140,000	72,140,000
Deutsche Bank
3.31%, 07/01/05	150,000,000	150,000,000
Key Bank N.A.
3.34%, 07/01/05	200,000,000	200,000,000
UBS AG
3.05%, 07/01/05	50,000,000	50,000,000

TOTAL TIME DEPOSITS (Cost: $472,140,000)		472,140,000

VARIABLE & FLOATING RATE NOTES – 49.58%
Allstate Life Global Funding II
3.30%, 06/27/06(1)	50,000,000	50,000,000
American Express Bank
3.24%, 10/17/05	10,000,000	10,000,973
American Express Centurion Bank
3.11%, 09/01/05	50,000,000	50,003,176
3.29%, 06/29/06	35,000,000	35,000,000
American Express Credit Corp.
3.36%, 02/28/06	31,000,000	31,015,829
ASIF Global Financing
3.29%, 06/23/06(1)	75,000,000	74,995,270
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06(1)	35,000,000	35,000,000
Bank of America Securities
3.52%, 11/18/05	100,000,000	100,000,000
Bear Stearns Companies Inc. (The)
3.31%, 09/16/05	100,000,000	100,000,000
Beta Finance Inc.
3.17%, 05/25/06(1)	15,000,000	14,998,606
3.27%, 04/25/06(1)	30,000,000	29,997,000
CC USA Inc.
3.17%, 05/25/06(1)	25,000,000	24,997,677
3.17%, 06/15/06(1)	55,000,000	54,994,741
3.25%, 08/25/05(1)	15,000,000	14,999,434
3.27%, 03/23/06(1)	25,000,000	25,000,158
Citigroup Global Markets Holdings Inc.
3.16%, 11/04/05	100,000,000	100,000,000

21

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Face Amount	Value
Commodore CDO Ltd. 2003-2A
Class A1MM
3.47%, 12/12/05(1)	$25,000,000	$25,000,000
Credit Suisse First Boston
3.15%, 05/09/06	50,000,000	50,000,000
DEPFA Bank PLC
3.42%, 03/15/06	100,000,000	100,000,000
Dorada Finance Inc.
3.20%, 09/15/05(1)	82,000,000	82,001,323
3.26%, 06/26/06(1)	15,000,000	14,998,618
Five Finance Inc.
3.10%, 05/25/06(1)	22,000,000	21,997,956
3.27%, 06/26/06(1)	14,000,000	13,998,615
Goldman Sachs Group Inc. (The)
3.30%, 07/29/05(1)	50,000,000	50,000,000
Greenwich Capital Holdings Inc.
3.15%, 02/10/06	15,000,000	15,000,000
3.17%, 02/13/06	15,000,000	15,000,000
HBOS Treasury Services PLC
3.51%, 04/24/06(1)	50,000,000	50,000,000
HSBC Bank USA N.A.
3.57%, 05/04/06	15,000,000	15,010,240
K2 USA LLC
3.09%, 06/02/06(1)	35,000,000	34,996,778
3.21%, 02/15/06(1)	25,000,000	25,003,458
3.27%, 05/25/06(1)	100,000,000	99,986,521
Leafs LLC
3.26%, 02/21/06(1)	20,000,000	20,000,000
LEEK Series 14A Class A1
3.27%, 07/21/05(1)	42,028,200	42,028,200
Links Finance LLC
3.21%, 10/17/05(1)	65,000,000	65,001,488
3.21%, 01/20/06(1)	35,000,000	34,995,485
3.22%, 05/18/06(1)	50,000,000	49,991,206
3.27%, 07/26/05(1)	25,000,000	24,999,487
3.33%, 07/29/05(1)	50,000,000	50,000,946
Lothian Mortgages PLC Series 4A Class A1
3.29%, 01/24/06(1)	75,000,000	75,000,000
Marshall & Ilsley Bank
3.36%, 02/20/06	30,000,000	30,022,987
Metropolitan Life Insurance Funding Agreement
3.23%, 07/18/05(1)(2)	25,000,000	25,000,000
3.26%, 07/25/05(1)(2)	50,000,000	50,000,000
Morgan Stanley
3.13%, 07/03/06	100,000,000	100,000,000
3.34%, 08/15/05	25,000,000	25,004,549
3.35%, 06/27/06	100,000,000	100,021,029
National City Bank
3.06%, 08/02/05	50,000,000	49,998,087
3.09%, 01/06/06	20,000,000	19,996,874
Nationwide Building Society
3.51%, 04/28/06(1)	100,000,000	100,000,000
Northern Rock PLC
3.15%, 05/03/06(1)	70,000,000	70,000,000
Permanent Financing PLC No. 7
Series 1 Class A
3.15%, 03/10/06	150,000,000	150,000,000
Permanent Financing PLC No. 8
Series 1 Class A
3.20%, 06/12/06	25,000,000	25,000,000
Royal Bank of Scotland
3.07%, 04/05/06	76,250,000	76,226,417
Sigma Finance Inc.
3.17%, 07/15/05(1)	25,000,000	24,999,710
3.17%, 11/18/05(1)	70,000,000	69,991,923
3.20%, 03/20/06(1)	20,000,000	20,001,107
Skandinav Enskilda Bank NY
3.27%, 07/18/06(1)	50,000,000	50,000,000
Societe Generale
3.15%, 06/13/06	30,000,000	29,994,277
Strips III LLC
3.35%, 07/25/05(1)(2)	30,999,027	30,999,027
Tango Finance Corp.
3.15%, 06/12/06(1)	50,000,000	49,995,286
3.27%, 05/26/06(1)	15,000,000	14,997,972
Travelers Insurance Co.
Funding Agreement
3.29%, 02/03/06(1)(2)	50,000,000	50,000,000
3.35%, 08/19/05(1)(2)	50,000,000	50,000,000
Wachovia Asset Securitization Inc.
Series 2004-HM1A Class A
3.30%, 07/25/05	84,837,695	84,837,695
Wachovia Asset Securitization Inc.
Series 2004-HM2A Class AMM
3.30%, 07/25/05	87,106,594	87,106,594
Westpac Banking Corp.
3.40%, 04/11/06	70,000,000	70,000,000
WhistleJacket Capital LLC
3.14%, 12/08/05(1)	30,000,000	29,998,028
3.18%, 02/15/06(1)	20,000,000	19,996,837
3.24%, 06/22/06(1)	15,000,000	14,998,537
White Pine Finance LLC
3.18%, 03/15/06(1)	46,000,000	45,990,935
3.28%, 12/28/05(1)	67,000,000	66,993,382
Winston Funding Ltd.
3.23%, 07/25/05(1)	100,000,000	100,000,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $3,458,184,438)		3,458,184,438

REPURCHASE AGREEMENTS(3) – 22.67%
Bank of America N.A. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $125,011,910 and an effective yield of 3.43%.	125,000,000	125,000,000

22

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Face Amount	Value
Bank of America Securities Corporate Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $200,019,375 and an effective yield of 3.49%.	$200,000,000	$200,000,000
Bank of America Securities Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $40,003,811 and an effective yield of 3.43%.	40,000,000	40,000,000
Credit Suisse First Boston Inc. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $40,003,811 and an effective yield of 3.43%.	40,000,000	40,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $290,027,700 and effective yields of 3.43% - 3.44%.	290,000,000	290,000,000
Greenwich Capital Markets Inc. Corporate Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $100,009,688 and an effective yield of 3.49%.	100,000,000	100,000,000
JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $40,003,789 and an effective yield of 3.41%.	40,000,000	40,000,000
Lehman Brothers Holdings Inc. Corporate Tri-Party Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $300,029,114 and effective yields of 3.49% - 3.50%.	300,000,000	300,000,000
Lehman Brothers Inc. Tri-Party Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $56,392,357 and an effective yield of 3.42%.	56,387,000	56,387,000
Merrill Lynch & Co. Inc. Corporate Tri-Party Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $100,009,799 and effective yields of 3.50% - 3.56%.	100,000,000	100,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreements, dated 3/22/05, due 12/27/05, with a maturity value of $150,152,500 and an effective yield of 3.56%.	150,000,000	150,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $140,013,139 and effective yields of 3.37% - 3.40%.	140,000,000	140,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $1,581,387,000)		1,581,387,000

TOTAL INVESTMENTS IN SECURITIES – 99.87% (Cost: $6,966,175,359)		6,966,175,359

Other Assets, Less Liabilities – 0.13%		8,780,862

NET ASSETS – 100.00%		$6,974,956,221

(1)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(3)	See Note 1 for information regarding collateral.

The accompanying notes are an integral part of these financial statements.

23

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

June 30, 2005 Unaudited)

Security	Shares	Value
COMMON STOCKS – 97.55%
ADVERTISING – 0.18%
Interpublic Group of Companies Inc.(1)(2)	88,404	$1,076,761
Omnicom Group Inc.	39,000	3,114,540

		4,191,301

AEROSPACE & DEFENSE – 1.93%
Boeing Co. (The)	174,795	11,536,470
General Dynamics Corp.	42,200	4,622,588
Goodrich (B.F.) Co.	25,180	1,031,373
L-3 Communications Holdings Inc.	24,905	1,907,225
Lockheed Martin Corp.	85,118	5,521,605
Northrop Grumman Corp.(2)	76,187	4,209,332
Raytheon Co.	95,259	3,726,532
Rockwell Collins Inc.	37,452	1,785,711
United Technologies Corp.	215,877	11,085,284

		45,426,120

AGRICULTURE – 1.50%
Altria Group Inc.	437,004	28,256,679
Monsanto Co.	56,445	3,548,697
Reynolds American Inc.	24,795	1,953,846
UST Inc.(2)	34,712	1,584,950

		35,344,172

AIRLINES – 0.10%
Delta Air Lines Inc.(1)(2)	29,109	109,450
Southwest Airlines Co.	156,413	2,178,833

		2,288,283

APPAREL – 0.44%
Coach Inc.(1)	80,178	2,691,575
Jones Apparel Group Inc.	25,516	792,017
Liz Claiborne Inc.	22,633	899,888
Nike Inc. Class B	48,479	4,198,281
Reebok International Ltd.(2)	12,028	503,131
VF Corp.	21,387	1,223,764

		10,308,656

AUTO MANUFACTURERS – 0.46%
Ford Motor Co.	387,505	3,968,051
General Motors Corp.(2)	119,067	4,048,278
Navistar International Corp.(1)(2)	14,387	460,384
PACCAR Inc.	36,500	2,482,000

		10,958,713

AUTO PARTS & EQUIPMENT – 0.18%
Cooper Tire & Rubber Co.(2)	14,702	273,016
Dana Corp.(2)	31,143	467,456
Delphi Corp.(2)	116,584	542,116
Goodyear Tire & Rubber Co. (The)(1)(2)	36,495	543,775
Johnson Controls Inc.	40,346	2,272,690
Visteon Corp.	26,822	161,737

		4,260,790

BANKS – 6.23%
AmSouth Bancorp(2)	74,565	1,938,690
Bank of America Corp.	849,436	38,742,776
Bank of New York Co. Inc. (The)	163,944	4,718,308
BB&T Corp.	115,334	4,609,900
Comerica Inc.	35,744	2,066,003
Compass Bancshares Inc.	25,822	1,161,990
Fifth Third Bancorp	110,004	4,533,265
First Horizon National Corp.(2)	25,941	1,094,710
Huntington Bancshares Inc.(2)	48,473	1,170,138
KeyCorp	85,725	2,841,784
M&T Bank Corp.(2)	20,858	2,193,427
Marshall & Ilsley Corp.	44,704	1,987,093
Mellon Financial Corp.	89,047	2,554,758
National City Corp.	125,747	4,290,488
North Fork Bancorp Inc.	100,422	2,820,854
Northern Trust Corp.	43,267	1,972,543
PNC Financial Services Group	59,650	3,248,539
Regions Financial Corp.(2)	97,659	3,308,687
State Street Corp.	70,107	3,382,663
SunTrust Banks Inc.	71,709	5,180,258
Synovus Financial Corp.	65,267	1,871,205
U.S. Bancorp	387,675	11,320,110
Wachovia Corp.	333,238	16,528,605
Wells Fargo & Co.	356,569	21,957,519
Zions Bancorporation	18,847	1,385,820

		146,880,133

BEVERAGES – 2.19%
Anheuser-Busch Companies Inc.	163,622	7,485,706
Brown-Forman Corp. Class B(2)	19,386	1,172,078
Coca-Cola Co. (The)	477,448	19,933,454
Coca-Cola Enterprises Inc.	75,304	1,657,441
Molson Coors Brewing Co. Class B	16,860	1,045,320
Pepsi Bottling Group Inc.(2)	42,177	1,206,684
PepsiCo Inc.	353,295	19,053,199

		51,553,882

BIOTECHNOLOGY – 1.04%
Amgen Inc.(1)	261,616	15,817,303
Biogen Idec Inc.(1)(2)	72,435	2,495,386
Chiron Corp.(1)(2)	31,686	1,105,525
Genzyme Corp.(1)(2)	53,078	3,189,457
MedImmune Inc.(1)	51,997	1,389,360
Millipore Corp.(1)	10,312	585,000

		24,582,031

BUILDING MATERIALS – 0.25%
American Standard Companies Inc.	38,257	1,603,733
Masco Corp.	92,261	2,930,209
Vulcan Materials Co.(2)	21,511	1,398,000

		5,931,942

24

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Shares	Value
CHEMICALS – 1.53%
Air Products & Chemicals Inc.	48,219	$2,907,606
Ashland Inc.	14,240	1,023,429
Dow Chemical Co. (The)	202,683	9,025,474
Du Pont (E.I.) de Nemours and Co.	210,036	9,033,648
Eastman Chemical Co.(2)	16,772	924,976
Ecolab Inc.(2)	47,010	1,521,244
Engelhard Corp.(2)	25,454	726,712
Great Lakes Chemical Corp.	10,599	333,551
Hercules Inc.(1)	23,233	328,747
International Flavors & Fragrances Inc.	19,111	692,200
PPG Industries Inc.(2)	36,396	2,284,213
Praxair Inc.	68,054	3,171,316
Rohm & Haas Co.(2)	41,219	1,910,088
Sherwin-Williams Co. (The)(2)	26,938	1,268,510
Sigma-Aldrich Corp.	14,350	804,174

		35,955,888

COMMERCIAL SERVICES – 0.91%
Apollo Group Inc. Class A(1)	34,803	2,722,291
Block (H & R) Inc.(2)	34,694	2,024,395
Cendant Corp.	221,901	4,963,925
Convergys Corp.(1)	29,325	417,001
Donnelley (R.R.) & Sons Co.	45,556	1,572,138
Equifax Inc.	28,038	1,001,237
McKesson Corp.	62,016	2,777,697
Moody’s Corp.(2)	58,239	2,618,425
Paychex Inc.(2)	75,486	2,456,314
Robert Half International Inc.(2)	34,560	862,963

		21,416,386

COMPUTERS – 3.78%
Affiliated Computer Services Inc. Class A(1)	26,511	1,354,712
Apple Computer Inc.(1)	173,633	6,391,431
Computer Sciences Corp.(1)	39,396	1,721,605
Dell Inc.(1)	511,652	20,215,371
Electronic Data Systems Corp.(2)	108,745	2,093,341
EMC Corp.(1)	506,434	6,943,210
Gateway Inc.(1)(2)	67,376	222,341
Hewlett-Packard Co.	610,266	14,347,354
International Business Machines Corp.	340,870	25,292,554
Lexmark International Inc.(1)(2)	26,569	1,722,468
NCR Corp.(1)	39,135	1,374,421
Network Appliance Inc.(1)	76,903	2,174,048
Sun Microsystems Inc.(1)	716,030	2,670,792
SunGard Data Systems Inc.(1)	60,956	2,143,823
Unisys Corp.(1)	69,652	440,897

		89,108,368

COSMETICS & PERSONAL CARE – 2.32%
Alberto-Culver Co.(2)	18,302	793,026
Avon Products Inc.	99,350	3,760,397
Colgate-Palmolive Co.	110,537	5,516,902
Gillette Co. (The)	210,381	10,651,590
Kimberly-Clark Corp.	101,177	6,332,668
Procter & Gamble Co.	522,795	27,577,436

		54,632,019

DISTRIBUTION & WHOLESALE – 0.10%
Genuine Parts Co.(2)	36,559	1,502,209
Grainger (W.W.) Inc.	17,848	977,892

		2,480,101

DIVERSIFIED FINANCIAL SERVICES – 7.90%
American Express Co.	247,381	13,168,091
Bear Stearns Companies Inc. (The)	23,887	2,482,815
Capital One Financial Corp.(2)	53,073	4,246,371
CIT Group Inc.	44,265	1,902,067
Citigroup Inc.	1,098,648	50,790,497
Countrywide Financial Corp.	123,777	4,779,030
E*TRADE Financial Corp.(1)	77,446	1,083,470
Federal Home Loan Mortgage Corp.	145,614	9,498,401
Federal National Mortgage Association	204,131	11,921,250
Federated Investors Inc. Class B(2)	20,674	620,427
Franklin Resources Inc.(2)	41,948	3,229,157
Goldman Sachs Group Inc. (The)	93,513	9,540,196
Janus Capital Group Inc.(2)	49,212	740,148
JP Morgan Chase & Co.	743,435	26,258,124
Lehman Brothers Holdings Inc.	58,273	5,785,343
MBNA Corp.	268,545	7,025,137
Merrill Lynch & Co. Inc.	199,361	10,966,849
Morgan Stanley	231,736	12,159,188
Providian Financial Corp.(1)	61,291	1,080,560
Schwab (Charles) Corp. (The)	242,562	2,736,099
SLM Corp.	89,039	4,523,181
T. Rowe Price Group Inc.	26,403	1,652,828

		186,189,229

ELECTRIC – 3.18%
AES Corp. (The)(1)	137,169	2,246,828
Allegheny Energy Inc.(1)(2)	34,117	860,431
Ameren Corp.	42,713	2,362,029
American Electric Power Co. Inc.	81,233	2,995,061
Calpine Corp.(1)(2)	109,445	372,113
CenterPoint Energy Inc.(2)	62,366	823,855
Cinergy Corp.	41,609	1,864,915
CMS Energy Corp.(1)(2)	45,357	683,076
Consolidated Edison Inc.	51,076	2,392,400
Constellation Energy Group Inc.	37,274	2,150,337
Dominion Resources Inc.	71,726	5,263,971
DTE Energy Co.(2)	36,517	1,707,900
Duke Energy Corp.	196,443	5,840,250
Edison International	68,452	2,775,729
Entergy Corp.	45,068	3,404,887
Exelon Corp.(2)	141,025	7,238,813
FirstEnergy Corp.	69,320	3,334,985

25

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Shares	Value
ELECTRIC (Continued)
FPL Group Inc.	82,470	$3,468,688
NiSource Inc.	56,745	1,403,304
PG&E Corp.(2)	77,822	2,921,438
Pinnacle West Capital Corp.	20,512	911,758
PPL Corp.	39,867	2,367,302
Progress Energy Inc.	52,249	2,363,745
Public Service Enterprise Group Inc.	50,200	3,053,164
Southern Co. (The)(2)	156,800	5,436,256
TECO Energy Inc.(2)	42,938	811,958
TXU Corp.(2)	50,511	4,196,959
Xcel Energy Inc.(2)	84,347	1,646,453

		74,898,605

ELECTRICAL COMPONENTS & EQUIPMENT – 0.31%
American Power Conversion Corp.(2)	38,605	910,692
Emerson Electric Co.	88,203	5,524,154
Molex Inc.(2)	36,052	938,794

		7,373,640

ELECTRONICS – 0.51%
Agilent Technologies Inc.(1)	91,876	2,114,986
Applera Corp. - Applied Biosystems Group	40,939	805,270
Fisher Scientific International Inc.(1)(2)	25,183	1,634,377
Jabil Circuit Inc.(1)	39,375	1,209,994
Parker Hannifin Corp.	25,227	1,564,326
PerkinElmer Inc.	26,933	509,034
Sanmina-SCI Corp.(1)	108,801	595,141
Solectron Corp.(1)	202,830	768,726
Symbol Technologies Inc.	50,551	498,938
Tektronix Inc.	18,831	438,197
Thermo Electron Corp.(1)	33,615	903,235
Waters Corp.(1)	25,253	938,654

		11,980,878

ENGINEERING & CONSTRUCTION – 0.04%
Fluor Corp.(2)	18,095	1,042,091

		1,042,091

ENTERTAINMENT – 0.09%
International Game Technology Inc.(2)	72,314	2,035,639

		2,035,639

ENVIRONMENTAL CONTROL – 0.16%
Allied Waste Industries Inc.(1)(2)	59,527	472,049
Waste Management Inc.	119,535	3,387,622

		3,859,671

FOOD – 1.67%
Albertson’s Inc.(2)	77,029	1,592,960
Archer-Daniels-Midland Co.	131,989	2,821,925
Campbell Soup Co.	69,159	2,128,022
ConAgra Foods Inc.	108,868	2,521,383
General Mills Inc.(2)	77,826	3,641,479
Heinz (H.J.) Co.(2)	73,564	2,605,637
Hershey Co. (The)	46,260	2,872,746
Kellogg Co.	74,286	3,301,270
Kroger Co.(1)	153,659	2,924,131
McCormick & Co. Inc. NVS	28,368	927,066
Safeway Inc.	94,148	2,126,803
Sara Lee Corp.	165,945	3,287,370
SUPERVALU Inc.	28,390	925,798
Sysco Corp.(2)	133,934	4,847,071
Wrigley (William Jr.) Co.	41,512	2,857,686

		39,381,347

FOREST PRODUCTS & PAPER – 0.46%
Georgia-Pacific Corp.	54,570	1,735,326
International Paper Co.(2)	103,098	3,114,591
Louisiana-Pacific Corp.	22,749	559,170
MeadWestvaco Corp.	40,127	1,125,161
Temple-Inland Inc.	26,210	973,701
Weyerhaeuser Co.	51,530	3,279,884

		10,787,833

GAS – 0.18%
KeySpan Corp.(2)	36,413	1,482,009
Nicor Inc.	9,040	372,177
Peoples Energy Corp.(2)	7,851	341,204
Sempra Energy	50,232	2,075,084

		4,270,474

HAND & MACHINE TOOLS – 0.11%
Black & Decker Corp.	16,828	1,511,996
Snap-On Inc.	11,953	409,988
Stanley Works (The)	16,224	738,841

		2,660,825

HEALTH CARE - PRODUCTS – 3.64%
Bard (C.R.) Inc.	21,978	1,461,757
Bausch & Lomb Inc.(2)	11,175	927,525
Baxter International Inc.	130,731	4,850,120
Becton, Dickinson & Co.	53,163	2,789,463
Biomet Inc.	53,075	1,838,518
Boston Scientific Corp.(1)	159,092	4,295,484
Guidant Corp.	68,456	4,607,089
Johnson & Johnson	627,537	40,789,905
Medtronic Inc.	255,115	13,212,406
St. Jude Medical Inc.(1)	76,209	3,323,474
Stryker Corp.	79,343	3,773,553
Zimmer Holdings Inc.(1)(2)	51,993	3,960,307

		85,829,601

HEALTH CARE - SERVICES – 1.75%
Aetna Inc.	61,588	5,100,718
HCA Inc.	88,277	5,002,658

26

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Shares	Value
HEALTH CARE – SERVICES (Continued)
Health Management Associates Inc. Class A(2)	51,631	$1,351,700
Humana Inc.(1)	33,881	1,346,431
Laboratory Corp. of America Holdings(1)	28,441	1,419,206
Manor Care Inc.	18,016	715,776
Quest Diagnostics Inc.(2)	38,858	2,069,966
Tenet Healthcare Corp.(1)(2)	97,884	1,198,100
UnitedHealth Group Inc.	267,732	13,959,546
WellPoint Inc.(1)	129,162	8,994,842

		41,158,943

HOME BUILDERS – 0.23%
Centex Corp.	26,843	1,896,995
KB Home(2)	17,874	1,362,535
Pulte Homes Inc.	25,209	2,123,858

		5,383,388

HOME FURNISHINGS – 0.10%
Leggett & Platt Inc.	39,902	1,060,595
Maytag Corp.	16,129	252,580
Whirlpool Corp.(2)	14,121	990,023

		2,303,198

HOUSEHOLD PRODUCTS & WARES – 0.24%
Avery Dennison Corp.	21,707	1,149,603
Clorox Co. (The)	32,348	1,802,431
Fortune Brands Inc.	30,578	2,715,326

		5,667,360

HOUSEWARES – 0.06%
Newell Rubbermaid Inc.(2)	57,445	1,369,489

		1,369,489

INSURANCE – 4.58%
ACE Ltd.	60,440	2,710,734
AFLAC Inc.	105,654	4,572,705
Allstate Corp. (The)	141,455	8,451,936
Ambac Financial Group Inc.(2)	22,814	1,591,505
American International Group Inc.	548,129	31,846,295
AON Corp.	66,644	1,668,766
Chubb Corp.(2)	41,106	3,519,085
CIGNA Corp.(2)	27,824	2,978,003
Cincinnati Financial Corp.(2)	35,547	1,406,239
Hartford Financial Services Group Inc.	62,470	4,671,507
Jefferson-Pilot Corp.(2)	28,549	1,439,441
Lincoln National Corp.	36,516	1,713,331
Loews Corp.	33,916	2,628,490
Marsh & McLennan Companies Inc.(2)	112,094	3,105,004
MBIA Inc.(2)	28,978	1,718,685
MetLife Inc.	154,548	6,945,387
MGIC Investment Corp.(2)	20,224	1,319,009
Principal Financial Group Inc.	62,603	2,623,066
Progressive Corp. (The)(2)	42,092	4,159,111
Prudential Financial Inc.	110,230	7,237,702
SAFECO Corp.(2)	26,674	1,449,465
St. Paul Travelers Companies Inc.	141,950	5,611,283
Torchmark Corp.(2)	22,414	1,170,011
UNUMProvident Corp.(2)	62,200	1,139,504
XL Capital Ltd. Class A(2)	29,431	2,190,255

		107,866,519

INTERNET – 0.93%
eBay Inc.(1)	256,145	8,455,346
Monster Worldwide Inc.(1)	25,126	720,614
Symantec Corp.(1)(2)	149,648	3,253,348
Yahoo! Inc.(1)	276,796	9,590,981

		22,020,289

IRON & STEEL – 0.12%
Allegheny Technologies Inc.	19,629	433,016
Nucor Corp.	33,559	1,530,962
United States Steel Corp.(2)	23,872	820,481

		2,784,459

LEISURE TIME – 0.45%
Brunswick Corp.	20,217	875,800
Carnival Corp.	111,337	6,073,433
Harley-Davidson Inc.(2)	60,561	3,003,826
Sabre Holdings Corp.(2)	28,235	563,288

		10,516,347

LODGING – 0.43%
Harrah’s Entertainment Inc.	38,200	2,753,074
Hilton Hotels Corp.	80,586	1,921,976
Marriott International Inc. Class A	42,237	2,881,408
Starwood Hotels & Resorts Worldwide Inc.	45,428	2,660,718

		10,217,176

MACHINERY – 0.54%
Caterpillar Inc.	72,144	6,876,045
Cummins Inc.(2)	9,296	693,575
Deere & Co.	51,902	3,399,062
Rockwell Automation Inc.	37,149	1,809,528

		12,778,210

MANUFACTURING – 5.50%
Cooper Industries Ltd.	19,440	1,242,216
Danaher Corp.	58,336	3,053,306
Dover Corp.	42,761	1,555,645
Eastman Kodak Co.	60,203	1,616,451
Eaton Corp.	32,119	1,923,928
General Electric Co.	2,238,562	77,566,173
Honeywell International Inc.	179,776	6,585,195
Illinois Tool Works Inc.	57,906	4,613,950
Ingersoll-Rand Co. Class A	35,898	2,561,322

27

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Shares	Value
MANUFACTURING (Continued)
ITT Industries Inc.(2)	19,375	$1,891,581
Pall Corp.(2)	25,816	783,774
Textron Inc.	28,371	2,151,940
3M Co.	162,552	11,752,509
Tyco International Ltd.	425,957	12,437,944

		129,735,934

MEDIA – 3.39%
Clear Channel Communications Inc.(2)	108,402	3,352,874
Comcast Corp. Class A(1)	465,534	14,291,894
Dow Jones & Co. Inc.(2)	15,363	544,618
Gannett Co. Inc.(2)	52,745	3,751,752
Knight Ridder Inc.(2)	15,987	980,643
McGraw-Hill Companies Inc. (The)	79,623	3,523,318
Meredith Corp.	9,890	485,203
New York Times Co. Class A(2)	30,464	948,954
News Corp. Class A	608,195	9,840,595
Time Warner Inc.(1)	988,475	16,517,417
Tribune Co.(2)	63,292	2,226,613
Univision Communications Inc. Class A(1)(2)	62,181	1,713,087
Viacom Inc. Class B	340,023	10,887,536
Walt Disney Co. (The)	430,836	10,848,450

		79,912,954

MINING – 0.50%
Alcoa Inc.	183,706	4,800,238
Freeport-McMoRan Copper & Gold Inc.	37,629	1,408,830
Newmont Mining Corp.	93,848	3,662,887
Phelps Dodge Corp.	20,304	1,878,120

		11,750,075

OFFICE & BUSINESS EQUIPMENT – 0.21%
Pitney Bowes Inc.	48,490	2,111,740
Xerox Corp.(1)	201,214	2,774,741

		4,886,481

OIL & GAS – 7.40%
Amerada Hess Corp. (2)	18,149	1,933,050
Anadarko Petroleum Corp.	50,046	4,111,279
Apache Corp.	69,108	4,464,377
Burlington Resources Inc.	81,282	4,490,018
Chevron Corp.	442,937	24,769,037
ConocoPhillips	293,717	16,885,790
Devon Energy Corp.	100,482	5,092,428
EOG Resources Inc.	50,306	2,857,381
Exxon Mobil Corp.	1,344,138	77,247,611
Kerr-McGee Corp.	24,444	1,865,322
Marathon Oil Corp.	73,223	3,907,912
Nabors Industries Ltd.(1)	31,317	1,898,437
Noble Corp.	28,455	1,750,267
Occidental Petroleum Corp.	83,929	6,456,658
Rowan Companies Inc.	22,491	668,208
Sunoco Inc.	14,738	1,675,416
Transocean Inc.(1)	68,642	3,704,609
Unocal Corp.	57,190	3,720,210
Valero Energy Corp.	54,050	4,275,896
XTO Energy Inc.	75,858	2,578,413

		174,352,319

OIL & GAS SERVICES – 0.92%
Baker Hughes Inc.(2)	71,298	3,647,606
BJ Services Co.	34,105	1,789,830
Halliburton Co.	106,518	5,093,691
National Oilwell Varco Inc.(1)	36,087	1,715,576
Schlumberger Ltd.	124,225	9,433,647

		21,680,350

PACKAGING & CONTAINERS – 0.13%
Ball Corp.	23,146	832,330
Bemis Co. Inc.	22,337	592,824
Pactiv Corp.(1)	30,910	667,038
Sealed Air Corp.(1)	17,432	867,939

		2,960,131

PHARMACEUTICALS – 6.13%
Abbott Laboratories	327,816	16,066,262
Allergan Inc.	27,637	2,355,778
AmerisourceBergen Corp.	22,188	1,534,300
Bristol-Myers Squibb Co.(2)	412,098	10,294,208
Cardinal Health Inc.	90,805	5,228,552
Caremark Rx Inc.(1)	96,078	4,277,393
Express Scripts Inc.(1)	31,716	1,585,166
Forest Laboratories Inc.(1)	72,449	2,814,644
Gilead Sciences Inc.(1)	95,123	4,184,461
Hospira Inc.(1)	33,086	1,290,354
King Pharmaceuticals Inc.(1)	50,431	525,491
Lilly (Eli) & Co.(2)	238,999	13,314,634
Medco Health Solutions Inc.(1)	58,293	3,110,514
Merck & Co. Inc.	464,679	14,312,113
Mylan Laboratories Inc.	56,270	1,082,635
Pfizer Inc.	1,570,219	43,306,640
Schering-Plough Corp.	310,817	5,924,172
Watson Pharmaceuticals Inc.(1)(2)	22,904	677,042
Wyeth	282,293	12,562,039

		144,446,398

PIPELINES – 0.26%
Dynegy Inc. Class A(1)(2)	73,998	359,630
El Paso Corp.	134,706	1,551,813
Kinder Morgan Inc.(2)	23,195	1,929,824
Williams Companies Inc.	119,786	2,275,934

		6,117,201

28

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 0.59%
Apartment Investment & Management Co. Class A(2)	19,923	$815,249
Archstone-Smith Trust	41,919	1,618,912
Equity Office Properties Trust(2)	85,706	2,836,869
Equity Residential(2)	60,202	2,216,638
Plum Creek Timber Co. Inc.	38,438	1,395,299
ProLogis	39,142	1,575,074
Simon Property Group Inc.	46,482	3,369,480

		13,827,521

RETAIL – 6.50%
AutoNation Inc.(1)	48,286	990,829
AutoZone Inc.(1)	14,105	1,304,148
Bed Bath & Beyond Inc.(1)	62,918	2,628,714
Best Buy Co. Inc.	63,277	4,337,638
Big Lots Inc.(1)(2)	23,954	317,151
Circuit City Stores Inc.(2)	39,727	686,880
Costco Wholesale Corp.	100,594	4,508,623
CVS Corp.	170,623	4,960,011
Darden Restaurants Inc.	31,460	1,037,551
Dillard’s Inc. Class A	15,581	364,907
Dollar General Corp.	64,321	1,309,576
Family Dollar Stores Inc.	35,032	914,335
Federated Department Stores Inc.	35,826	2,625,329
Gap Inc. (The)	161,066	3,181,054
Home Depot Inc.	453,665	17,647,569
Kohl’s Corp.(1)(2)	68,997	3,857,622
Limited Brands Inc.(2)	81,191	1,739,111
Lowe’s Companies Inc.(2)	162,879	9,482,815
May Department Stores Co. (The)	62,937	2,527,550
McDonald’s Corp.	267,651	7,427,315
Nordstrom Inc.	26,284	1,786,523
Office Depot Inc.(1)	66,180	1,511,551
OfficeMax Inc.	14,729	438,482
Penney (J.C.) Co. Inc. (Holding Co.)(2)	56,018	2,945,426
RadioShack Corp.	33,100	766,927
Sears Holdings Corp.(1)	21,509	3,223,554
Staples Inc.	155,947	3,324,790
Starbucks Corp.(1)	82,703	4,272,437
Target Corp.	186,899	10,169,175
Tiffany & Co.(2)	30,366	994,790
TJX Companies Inc.	100,276	2,441,721
Toys R Us Inc.(1)	46,341	1,227,110
Walgreen Co.	215,585	9,914,754
Wal-Mart Stores Inc.	706,712	34,063,518
Wendy’s International Inc.	24,025	1,144,791
Yum! Brands Inc.(2)	61,247	3,189,744

		153,264,021

SAVINGS & LOANS – 0.56%
Golden West Financial Corp.(2)	59,817	3,851,018
Sovereign Bancorp Inc.	78,026	1,743,101
Washington Mutual Inc.	184,908	7,523,907

		13,118,026

SEMICONDUCTORS – 3.18%
Advanced Micro Devices Inc.(1)	82,631	1,432,822
Altera Corp.(1)	77,971	1,545,385
Analog Devices Inc.	78,195	2,917,455
Applied Materials Inc.(2)	348,410	5,637,274
Applied Micro Circuits Corp.(1)(2)	65,144	166,769
Broadcom Corp. Class A(1)	61,956	2,200,058
Freescale Semiconductor Inc. Class B(1)	84,264	1,784,712
Intel Corp.	1,303,959	33,981,172
KLA-Tencor Corp.	41,271	1,803,543
Linear Technology Corp.	64,520	2,367,239
LSI Logic Corp.(1)(2)	79,865	678,054
Maxim Integrated Products Inc.(2)	68,948	2,634,503
Micron Technology Inc.(1)(2)	128,384	1,310,801
National Semiconductor Corp.	74,430	1,639,693
Novellus Systems Inc.	29,133	719,876
NVIDIA Corp.(1)	35,256	942,040
PMC-Sierra Inc.(1)	36,924	344,501
QLogic Corp.(1)	19,132	590,605
Teradyne Inc.(1)(2)	40,516	484,977
Texas Instruments Inc.(2)	351,733	9,873,145
Xilinx Inc.	73,639	1,877,795

		74,932,419

SOFTWARE – 4.23%
Adobe Systems Inc.	102,881	2,944,454
Autodesk Inc.	48,040	1,651,135
Automatic Data Processing Inc.(2)	122,883	5,157,400
BMC Software Inc.(1)	46,124	827,926
Citrix Systems Inc.(1)	35,342	765,508
Computer Associates International Inc.	112,836	3,100,733
Compuware Corp.(1)	80,692	580,175
Electronic Arts Inc.(1)	64,754	3,665,724
First Data Corp.(2)	164,941	6,620,732
Fiserv Inc.(1)(2)	40,475	1,738,401
IMS Health Inc.	48,475	1,200,726
Intuit Inc.(1)	38,882	1,753,967
Mercury Interactive Corp.(1)	18,007	690,749
Microsoft Corp.	2,122,022	52,711,026
Novell Inc.(1)(2)	78,907	489,223
Oracle Corp.(1)	935,224	12,344,957
Parametric Technology Corp.(1)	55,685	355,270
Siebel Systems Inc.(2)	107,842	959,794
Veritas Software Corp.(1)	89,767	2,190,315

		99,748,215

TELECOMMUNICATIONS – 5.64%
ADC Telecommunications Inc.(1)	24,147	525,680
Alltel Corp.(2)	68,839	4,287,293
Andrew Corp.(1)	33,562	428,251
AT&T Corp.	168,559	3,209,363
Avaya Inc.(1)	100,652	837,425
BellSouth Corp.	386,113	10,259,022
CenturyTel Inc.(2)	28,107	973,345
CIENA Corp.(1)	117,825	246,254

29

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Shares or Principal	Value
TELECOMMUNICATIONS (Continued)
Cisco Systems Inc.(1)	1,350,249	$25,803,258
Citizens Communications Co.	71,060	955,046
Comverse Technology Inc.(1)	41,833	989,350
Corning Inc.(1)	305,263	5,073,471
JDS Uniphase Corp.(1)	300,075	456,114
Lucent Technologies Inc.(1)(2)	931,097	2,709,492
Motorola Inc.	517,047	9,441,278
Nextel Communications Inc. Class A(1)	237,221	7,664,611
QUALCOMM Inc.	345,512	11,405,351
Qwest Communications International Inc.(1)	356,799	1,323,724
SBC Communications Inc.(2)	696,816	16,549,380
Scientific-Atlanta Inc.	31,850	1,059,650
Sprint Corp. (FON Group)(2)	311,924	7,826,173
Tellabs Inc.(1)	96,270	837,549
Verizon Communications Inc.(2)	583,824	20,171,119

		133,032,199

TEXTILES – 0.05%
Cintas Corp.(2)	31,947	1,233,154

		1,233,154

TOYS, GAMES & HOBBIES – 0.10%
Hasbro Inc.	35,998	748,398
Mattel Inc.(2)	87,287	1,597,352

		2,345,750

TRANSPORTATION – 1.44%
Burlington Northern Santa Fe Corp.	79,566	3,745,967
CSX Corp.	45,458	1,939,238
FedEx Corp.	63,639	5,155,395
Norfolk Southern Corp.	84,998	2,631,538
Ryder System Inc.	13,303	486,890
Union Pacific Corp.	55,348	3,586,550
United Parcel Service Inc. Class B(2)	235,477	16,285,589

		33,831,167

TOTAL COMMON STOCKS (Cost: $2,379,268,346)		2,298,868,311

SHORT-TERM INVESTMENTS – 9.76%
COMMERCIAL PAPER(3) – 1.99%
Alpine Securitization Corp.
3.29%, 08/08/05	$247,722	246,856
Amstel Funding Corp.
2.95% - 3.18%,
07/18/05 - 08/19/05(4)	1,664,413	1,661,050
Amsterdam Funding Corp.
3.14% - 3.24%,
07/19/05 - 07/26/05(4)	3,798,408	3,791,257
ANZ National Bank Ltd.
2.94%, 08/15/05(4)	412,870	411,356
Barton Capital Corp.
3.15% - 3.29%,
07/14/05 - 07/28/05	1,570,931	1,568,283
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	825,741	825,025
Bryant Park Funding LLC
3.10%, 07/06/05(4)	318,852	318,714
Cancara Asset Securitisation LLC
3.15%, 07/13/05(4)	297,316	297,004
Cantabric Finance LLC
3.08% - 3.12%,
07/11/05 - 07/25/05(4)	825,741	824,276
Chariot Funding LLC
3.13% - 3.29%,
07/12/05 - 07/28/05(4)	1,033,927	1,032,314
Charta LLC
3.31%, 08/11/05(4)	1,238,611	1,233,942
Chesham Finance LLC
3.12% - 3.17%,
07/08/05 - 07/13/05(4)	776,196	775,551
Dexia Delaware LLC
3.04%, 07/01/05	1,094,932	1,094,932
Edison Asset Securitization LLC
3.12%, 09/06/05(4)	619,306	615,709
Fairway Finance LLC
3.12% - 3.23%,
07/11/05 - 09/15/05(4)	1,366,163	1,360,453
Falcon Asset Securitization Corp.
3.17% - 3.24%,
07/14/05 - 07/21/05(4)	2,190,253	2,186,471
Ford Credit Floorplan Motown
3.33%, 08/08/05(4)	165,148	164,568
Gemini Securitization Corp.
3.18% - 3.24%,
07/15/05 - 07/25/05	894,343	892,856
General Electric Capital Corp.
2.74%, 07/07/05	412,870	412,682
Giro Funding Corp.
3.07% - 3.30%,
07/01/05 - 07/29/05	784,454	783,394
Grampian Funding LLC
3.00% - 3.13%,
07/05/05 - 09/09/05(4)	2,749,717	2,738,093
Jupiter Securitization Corp.
3.12% - 3.24%,
07/13/05 - 07/27/05(4)	2,497,758	2,494,073
Liberty Street Funding Corp.
3.05%, 07/01/05(4)	412,870	412,870
Lockhart Funding LLC
3.15% - 3.16%,
07/11/05 - 07/12/05(4)	1,208,373	1,207,298
Mortgage Interest Networking Trust
3.12% - 3.27%,
07/05/05 - 07/25/05	1,577,165	1,575,256

30

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
COMMERCIAL PAPER (Continued)
Nordea North America Inc.
2.74%, 07/11/05	$412,870	$412,556
Park Avenue Receivables Corp.
3.25%, 07/22/05(4)	1,643,224	1,640,112
Park Granada LLC
3.08% - 3.09%, 07/01/05(4)	413,201	413,200
Polonius Inc.
3.15%, 07/11/05(4)	578,019	577,513
Ranger Funding Co. LLC
3.07% - 3.13%,
07/06/05 - 07/13/05(4)	2,685,879	2,684,122
Santander Central Hispano
2.75%, 07/08/05	1,032,176	1,031,625
Scaldis Capital LLC
2.75% - 3.29%,
07/08/05 - 07/29/05(4)	1,477,159	1,474,276
Sydney Capital Corp.
3.11% - 3.21%,
07/08/05 - 08/17/05(4)	3,003,219	2,995,134
Thames Asset Global Securitization No. 1 Inc.
3.12% - 3.19%,
07/07/05 - 07/15/05(4)	2,688,604	2,685,781
Three Pillars Funding Corp.
3.30%, 07/28/05	120,071	119,774
Tulip Funding Corp.
3.02% - 3.07%, 07/01/05(4)	1,610,195	1,610,194
UBS Finance Delaware LLC
3.03%, 07/01/05	1,238,611	1,238,611
Windmill Funding Corp.
3.17% - 3.24%, 07/26/05	718,394	716,793
Yorktown Capital LLC
3.15%, 07/13/05	479,929	479,425

		47,003,399

FLOATING RATE NOTES(3) – 3.37%
Allstate Life Global Funding II
3.19% - 3.30%,
06/08/06 - 06/27/06(4)	1,535,878	1,535,887
American Express Bank
3.24% - 3.29%,
10/17/05 - 06/29/06	2,023,065	2,023,081
American Express Centurion Bank
3.29%, 06/29/06	330,296	330,297
American Express Credit Corp.
3.19% - 3.32%,
08/09/05 - 10/26/05	2,353,361	2,353,643
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06(4)	536,732	536,732
Bank of Nova Scotia
3.06% - 3.23%,
09/26/05 - 01/03/06	536,731	536,658
Beta Finance Inc.
3.13% - 3.60%,
09/23/05 - 06/09/06(4)	4,244,308	4,244,266
BMW US Capital LLC
3.19%, 07/14/06(4)	825,741	825,741
Canadian Imperial Bank of Commerce
3.14% - 3.26%,
09/13/05 - 12/14/05	2,807,519	2,807,255
CC USA Inc.
3.12% - 3.27%,
07/29/05 - 06/26/06(4)	3,088,270	3,088,076
Commodore CDO Ltd.
3.47%, 12/12/05(4)	206,435	206,435
Credit Suisse First Boston
3.15%, 05/09/06	825,741	825,741
Danske Bank
3.14% - 3.24%,
08/12/05 - 10/17/05	2,477,222	2,477,083
DEPFA Bank PLC
3.42%, 03/15/06	825,741	825,741
Dorada Finance Inc.
3.12% - 3.29%,
07/29/05 - 06/26/06(4)	1,998,293	1,998,367
Fairway Finance LLC
3.21%, 10/20/05	330,296	330,291
Fifth Third Bancorp
3.26%, 04/21/06(4)	1,651,482	1,651,482
Five Finance Inc.
3.27% - 3.30%,
02/27/06 - 06/26/06(4)	578,019	578,039
General Electric Capital Corp.
3.28%, 07/07/06	371,583	371,984
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	118,619	118,619
Greenwich Capital Holdings Inc.
3.09% - 3.15%,
09/02/05 - 02/10/06	949,602	949,602
Hartford Life Global Funding Trust
3.21%, 07/15/06	825,741	825,741
HBOS Treasury Services PLC
3.15% - 3.51%,
01/10/06 - 04/24/06(4)	2,477,222	2,477,223
HSBC Bank USA N.A.
3.57%, 05/04/06	289,009	289,207
K2 USA LLC
3.09% - 3.24%,
07/25/05 - 06/02/06(4)	3,633,259	3,633,275
Leafs LLC
3.26%, 01/20/06 - 02/21/06(4)	867,028	867,028
Links Finance LLC
3.19% - 3.58%,
11/16/05 - 03/15/06(4)	3,220,389	3,220,858

31

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Shares or Principal	Value
FLOATING RATE NOTES (Continued)
Lothian Mortgages PLC
3.29%, 01/24/06(4)	$1,238,611	$1,238,611
Marshall & Ilsley Bank
3.36%, 02/20/06	825,741	826,375
Metropolitan Life Global Funding I
3.14%, 07/06/06(4)	1,238,611	1,238,611
National City Bank (Ohio)
3.09% - 3.11%,
08/09/05 - 01/06/06	1,238,611	1,238,521
Nationwide Building Society
3.16% - 3.51%,
01/13/06 - 07/07/06(4)	3,055,241	3,055,657
Norddeutsche Landesbank
3.11%, 07/27/05	825,741	825,720
Northern Rock PLC
3.15% - 3.28%,
10/25/05 - 05/03/06(4)	2,477,222	2,477,223
Permanent Financing PLC
3.15% - 3.20%,
09/12/05 - 06/12/06	3,179,102	3,179,102
Principal Life Income Funding Trusts
3.21%, 05/10/06	619,306	619,335
Royal Bank of Scotland
3.07% - 3.26%,
04/05/06 - 06/27/06	2,343,039	2,342,380
Sedna Finance Inc.
3.19%, 01/10/06 - 01/17/06(4)	454,157	454,104
Sigma Finance Inc.
3.10% - 3.60%,
08/17/05 - 03/20/06(4)	4,714,980	4,715,106
Skandinav Enskilda Bank NY
3.27%, 07/18/06(4)	825,741	825,741
Societe Generale
3.15% - 3.26%,
03/30/06 - 06/13/06	1,279,898	1,279,612
SunTrust Bank
3.17%, 04/28/06	1,238,611	1,238,611
Tango Finance Corp.
3.19% - 3.28%,
07/25/05 - 06/21/06(4)	2,832,291	2,832,116
Toronto - Dominion Bank
3.81%, 06/20/06	1,032,176	1,032,274
UniCredito Italiano SpA
3.34%, 06/14/06	1,073,463	1,073,100
Wachovia Asset Securitization Inc.
3.30%, 07/25/05(4)	2,129,721	2,129,721
Wells Fargo & Co.
3.19%, 07/14/06(4)	412,870	412,916
WhistleJacket Capital LLC
3.14% - 3.24%,
07/15/05 - 06/22/06(4)	2,766,232	2,766,126
White Pine Finance LLC
3.07% - 3.28%,
07/05/05 - 06/20/06(4)	2,774,489	2,774,393
Winston Funding Ltd.
3.23%, 07/23/05(4)	589,579	589,579
World Savings Bank
3.13%, 09/09/05	289,009	289,004

		79,382,290

MONEY MARKET FUNDS – 2.42%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22%(3)(5)(6)	3,302,963	3,302,963
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20%(5)(6)	53,227,880	53,227,880
BlackRock Temp Cash Money Market Fund
3.04%(3)(6)	119,615	119,615
Short Term Investment Co.—Prime Money Market Portfolio, Institutional Shares 3.13%(3)(6)	289,468	289,468

		56,939,926

REPURCHASE AGREEMENTS(3) – 1.23%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $14,026,171 and effective yields of 3.40% - 3.44%.(7)	$14,024,836	14,024,836
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $ 10,735,654 and effective yields of 3.43% - 3.44%.(7)	10,734,630	10,734,630
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $4,129,094 and an effective yield of 3.40%.(7)	4,128,704	4,128,704

		28,888,170

TIME DEPOSITS(3) – 0.58%
American Express Centurion Bank
3.08%, 07/01/05	619,306	619,306
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	825,741	825,741
BNP Paribas (New York)
2.78% - 3.03%,
07/11/05 - 08/23/05	1,156,037	1,156,038
Credit Suisse First Boston
3.16%, 07/13/05	412,870	412,870

32

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
TIME DEPOSITS (Continued)
Deutsche Bank AG
3.31%, 07/01/05	$33,954	$33,954
HBOS Treasury Services PLC
3.39%, 12/14/05	495,444	495,444
Key Bank N.A.
3.34%, 07/01/05	2,477,222	2,477,222
Natexis Banques
2.98%, 08/18/05	825,741	825,741
Toronto - Dominion Bank
2.66% - 3.18%,
09/14/05 - 11/09/05	1,486,333	1,486,296
UBS AG
2.67% - 3.40%,
11/09/05 - 12/15/05	660,593	660,589
UBS Finance Delaware LLC
3.02% - 3.05%,
07/01/05 - 07/05/05	578,019	578,010
US Bank N.A.
3.12%, 07/08/05	825,741	825,741
Washington Mutual Bank
3.15% - 3.28%,
07/28/05 - 08/09/05	2,477,222	2,477,222
Wells Fargo Bank N.A.
3.04%, 07/01/05	825,741	825,741

		13,699,915

U.S. GOVERNMENT AGENCY NOTES(3) – 0.05%
Federal National Mortgage Association
2.33%, 07/22/05	1,238,611	1,236,931

		1,236,931

U.S. TREASURY OBLIGATIONS – 0.12%
U.S. Treasury Bill
3.04%, 09/22/05(8)(9)	2,800,000	2,780,579

		2,780,579

TOTAL SHORT-TERM INVESTMENTS (Cost: $229,931,381)		229,931,210

TOTAL INVESTMENTS IN SECURITIES – 107.31% (Cost: $2,609,199,727)		2,528,799,521

Other Assets, Less Liabilities – (7.31)%		(172,157,443)

NET ASSETS – 100.00%		$2,356,642,078

NVS Non - Voting Shares

(1)	Non - income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 4.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven - day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(8)	The rate quoted is the yield to maturity.
(9)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of June 30, 2005, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Depreciation
S&P 500 Index (09/16/05)	961	$57,443,775	$(578,642)

			$(578,642)

The accompanying notes are an integral part of these financial statements.

33

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

June 30, 2005

Bond Index Master Portfolio

Sector	Value	% of Net Assets
Government	$89,676,951	40.86%
Mortgage-Backed Securities	80,194,365	36.54
Financial	23,402,070	10.67
Communications	6,164,622	2.81
Consumer Non-Cyclical	4,622,401	2.11
Energy	3,116,131	1.42
Industrial	2,946,641	1.34
Utilities	2,739,905	1.25
Consumer Cyclical	1,697,145	0.77
Basic Materials	1,680,754	0.76
Technology	661,859	0.30
Short-Term and Other Net Assets	2,566,685	1.17

TOTAL	$219,469,529	100.00%

Money Market Master Portfolio

Asset Type	Value	% of Net Assets
Variable & Floating Rate Notes	$3,458,184,438	49.58%
Repurchase Agreements	1,581,387,000	22.67
Commercial Paper	1,094,472,758	15.69
Time Deposits	472,140,000	6.77
Certificates of Deposit	274,995,348	3.94
Medium-Term Notes	84,995,815	1.22
Other Net Assets	8,780,862	0.13

TOTAL	$6,974,956,221	100.00%

S&P 500 Index Master Portfolio

Sector/Investment Type	Value	% of Net Assets
Consumer Non-Cyclical	$504,012,139	21.39%
Financial	467,881,428	19.86
Technology	268,675,483	11.40
Industrial	257,580,609	10.92
Communications	239,156,743	10.14
Consumer Cyclical	218,964,705	9.29
Energy	202,149,870	8.58
Utilities	79,169,079	3.36
Basic Materials	61,278,255	2.61
Futures Contracts	(578,642)	(0.02)
Short-Term and Other Net Assets	58,352,409	2.47

TOTAL	$2,356,642,078	100.00%

These tables are not part of the financial statements.

34

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

	Bond Index Master Portfolio	Money Market Master Portfolio	S&P 500 Index Master Portfolio
ASSETS
Investments, at cost:
Unaffiliated issuers	$246,937,085	$6,966,175,359	$2,552,668,884

Affiliated issuers(a)	$14,028,492	$—	$56,530,843

Investments in securities, at value (including securities on loan(b)) (Note 1):
Unaffiliated issuers	$245,790,167	$5,384,788,359	$2,443,380,508
Affiliated issuers(a)	14,028,492	—	56,530,843
Repurchase agreements, at value (Note 1)	5,887,901	1,581,387,000	28,888,170
Cash	—	393	—
Receivables:
Investment securities sold	2,569,846	—	—
Dividends and interest	2,238,092	9,074,982	2,939,718

Total Assets	270,514,498	6,975,250,734	2,531,739,239

LIABILITIES
Payables:
Investment securities purchased	15,582,178	—	—
Due to broker — variation margin	—	—	382,738
Collateral for securities loaned (Note 4)	35,448,424	—	173,922,751
Due to bank	—	—	695,051
Investment advisory fees (Note 2)	14,367	294,513	96,621

Total Liabilities	51,044,969	294,513	175,097,161

NET ASSETS	$219,469,529	$6,974,956,221	$2,356,642,078

(a)	The Master Portfolios’ investment adviser is an affiliate of the issuers. See Note 2.
(b)	Securities on loan with market values of $34,799,145, $— and $169,424,024, respectively. See Note 4.

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

	Bond Index Master Portfolio	Money Market Master Portfolio	S&P 500 Index Master Portfolio
NET INVESTMENT INCOME
Dividends	$—	$—	$20,788,478
Interest	4,847,951	93,618,275	60,955
Interest from affiliated issuers(a)	61,741	—	1,062,156
Securities lending income(b)	23,401	—	100,849

Total investment income	4,933,093	93,618,275	22,012,438

EXPENSES (Note 2)
Investment advisory fees	85,194	3,368,502	589,288

Total expenses	85,194	3,368,502	589,288
Less investment advisory fees waived	—	(2,559,229)	—
Net expenses	85,194	809,273	589,288

Net investment income	4,847,899	92,809,002	21,423,150

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on sale of investments	(144,267)	—	(10,617,477)
Net realized gain from in-kind redemptions	—	—	37,267,403
Net realized gain on futures contracts	—	—	2,438,753
Net change in unrealized appreciation (depreciation) of investments	585,309	—	(70,480,299)
Net change in unrealized appreciation (depreciation) of futures contracts	—	—	(1,139,930)

Net realized and unrealized gain (loss)	441,042	—	(42,531,550)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,288,941	$92,809,002	$(21,108,400)

(a)	The Master Portfolios’ investment adviser is an affiliate of the issuers. See Note 2.
(b)	Includes income earned from issuers of which the Master Portfolios’ investment adviser is an affiliate. See Note 2.

The accompanying notes are an integral part of these financial statements.

35

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Bond Index Master Portfolio		Money Market Master Portfolio		S&P 500 Index Master Portfolio
	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$4,847,899	$12,282,381	$92,809,002	$75,589,172	$21,423,150	$53,575,520
Net realized gain (loss)	(144,267)	26,489,863	—	(3,023)	29,088,679	538,623,460
Net change in unrealized appreciation (depreciation)	585,309	(15,857,497)	—	—	(71,620,229)	(290,833,407)

Net increase (decrease) in net assets resulting from operations	5,288,941	22,914,747	92,809,002	75,586,149	(21,108,400)	301,365,573

Interestholder transactions:
Contributions	27,067,209	219,605,684	32,604,415,242	27,939,964,264	417,875,155	820,705,368
Withdrawals	(29,572,898)	(688,185,575)	(31,253,093,847)	(27,213,733,782)	(446,927,226)	(2,346,660,989)

Net increase (decrease) in net assets resulting from interestholder transactions	(2,505,689)	(468,579,891)	1,351,321,395	726,230,482	(29,052,071)	(1,525,955,621)

Increase (decrease) in net assets	2,783,252	(445,665,144)	1,444,130,397	801,816,631	(50,160,471)	(1,224,590,048)
NET ASSETS:
Beginning of period	216,686,277	662,351,421	5,530,825,824	4,729,009,193	2,406,802,549	3,631,392,597

End of period	$219,469,529	$216,686,277	$6,974,956,221	$5,530,825,824	$2,356,642,078	$2,406,802,549

The accompanying notes are an integral part of these financial statements.

36

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of June 30, 2005, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Bond Index, Money Market and S&P 500 Index Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

Under MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of the Bond Index and S&P 500 Index Master Portfolios are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”).

The Money Market Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

37

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of June 30, 2005, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes for the Master Portfolios were as follows:

Master Portfolio	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bond Index	$261,012,316	$5,495,412	$(801,168)	$4,694,244
S&P 500 Index	2,661,869,969	256,890,728	(389,961,176)	(133,070,448)

As of June 30, 2005, the Money Market Master Portfolio’s cost of investments for federal income tax purposes was the same as for financial statement purposes.

FUTURES CONTRACTS

The Bond Index and S&P 500 Index Master Portfolios may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as receivables or payables in the accompanying Statements of Assets and Liabilities. When the contract is closed, the Master Portfolio records a “realized gain (loss) on futures contracts” in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the U.S. Securities and Exchange Commission (“SEC”), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equity in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for futures contracts may exceed the amount reflected in the financial statements.

The S&P 500 Index Master Portfolio has pledged to brokers U.S. Treasury Bills with a total face amount of $2,800,000 for initial margin requirements.

WHEN ISSUED/TBA TRANSACTIONS

The Bond Index Master Portfolio may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover, higher transaction costs and to allocate larger short-term capital gains to interestholders.

REPURCHASE AGREEMENTS

Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by a Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

38

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

The repurchase agreements held by the Money Market Master Portfolio as of June 30, 2005 were fully collateralized by U.S. Government and Agency obligations and long-term debt securities as follows:

Repurchase Agreement	Interest Rate(s)	Maturity Date(s)	Aggregate Market Value
Bank of America N.A. Tri-Party	5.50%	06/01/33	$127,500,000
Bank of America Securities Corporate Tri-Party	4.65 - 8.38	05/01/07 - 10/15/99	204,000,001
Bank of America Securities Tri-Party	5.00	08/01/34	40,800,001
Credit Suisse First Boston Inc. Tri-Party	3.70 - 5.44	12/01/31 - 11/01/43	40,801,035
Goldman Sachs Group Inc. Tri-Party	4.69 - 5.00	05/01/34 - 06/01/35	295,800,000
Greenwich Capital Markets Inc. Corporate Tri-Party	2.52 - 5.41	02/25/33 - 01/25/45	105,002,316
JP Morgan Chase & Co. Tri-Party	3.80 - 5.34	05/01/22 - 07/01/35	40,801,196
Lehman Brothers Holding Inc. Corporate Tri-Party	1.01 - 8.90	02/25/06 - 04/25/25	314,941,418
Lehman Brothers Inc. Tri-Party	3.14 - 6.31	08/01/16 - 10/01/44	57,511,680
Merrill Lynch & Co. Inc. Corporate Tri-Party	3.50 - 8.88	02/15/08 - 05/01/17	103,009,259
Merrill Lynch & Co. Inc. Tri-Party	1.80 - 6.50	07/01/05 - 05/25/34	142,804,232
Merrill Lynch & Co. Inc. Tri-Party	4.75 - 10.13	11/15/05 - 04/15/22	154,500,602

As of June 30, 2005, a portion of the cash collateral for securities on loan for the Bond Index and S&P 500 Index Master Portfolios was invested in repurchase agreements as disclosed in the Master Portfolios’ Schedules of Investments. For further information, see Note 4 below.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual fee of 0.08%, 0.10% and 0.05% of the average daily net assets of the Bond Index, Money Market and S&P 500 Index Master Portfolios, respectively, as compensation for investment advisory services. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance. For the six months ended June 30, 2005, BGFA waived $2,559,229 in investment advisory fees for the Money Market Master Portfolio.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolios.

Pursuant to an exemptive order issued by the SEC, BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended June 30, 2005, BGI earned securities lending agent fees as follows:

Master Portfolio	Securities Lending Agent Fees
Bond Index	$23,401
S&P 500 Index	100,849

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, counsel and independent registered accounting firm), to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolios. For the six months ended June 30, 2005, BGIS did not receive any brokerage commissions from the Master Portfolios.

39

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

Pursuant to Rule 17a-7 under the 1940 Act, the S&P 500 Index Master Portfolio executed cross trades for the six months ended June 30, 2005. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first quarter of the fiscal year and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the second quarter of the fiscal year.

Pursuant to an exemptive order issued by the SEC, each Master Portfolio may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolios’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments or from investment of securities lending collateral are recorded as either interest from affiliated issuers or securities lending income, respectively, in the accompanying Master Portfolios’ Statements of Operations.

The following table provides information about the investment by each Master Portfolio in shares of issuers of which BGFA is an affiliate, for the six months ended June 30, 2005, including income earned from these affiliated issuers.

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Interest Income
Bond Index
IMMF	3,744	577,874	568,263	13,355	$13,355,292	$61,741
S&P 500 Index
IMMF	17,466	9,773,121	9,737,359	53,228	53,227,880	1,062,156

The Bond Index and S&P 500 Index Master Portfolios invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Master Portfolio does not include the Master Portfolio’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

Certain officers and trustees of MIP are also officers of BGI. As of June 30, 2005, these officers of BGI collectively owned less than 1% of MIP’s outstanding beneficial interests.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Investment transactions (excluding short-term investments) for the Master Portfolios for the six months ended June 30, 2005 were as follows:

	U.S. Government Obligations		Other Securities
Master Portfolio	Purchases	Sales	Purchases	Sales
Bond Index	$53,284,753	$51,291,657	$5,838,727	$5,451,033
S&P 500 Index	—	—	157,623,776	199,689,231

For the six months ended June 30, 2005, the S&P 500 Index Master Portfolio paid in-kind redemption proceeds of portfolio securities in the amount of $156,000,305. In-kind redemptions are transactions in which an interestholder in the Master Portfolio redeems interests in the Master Portfolio and the Master Portfolio pays the proceeds of that redemption in the form of portfolio securities, rather than cash. Because capital gains or losses resulting from in-kind redemptions are not taxable to the Master Portfolio, and are not allocated to the other interestholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Master Portfolio’s tax year. The net realized gains or losses from in-kind redemptions for the six months ended June 30, 2005 are disclosed in the Master Portfolio’s Statement of Operations.

40

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

4. PORTFOLIO SECURITIES LOANED

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of June 30, 2005, the Bond Index and S&P 500 Index Master Portfolios had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Master Portfolio, based on each Master Portfolio’s portion of the total cash collateral received. The market value of the securities on loan as of June 30, 2005 and the value of the related collateral are disclosed in the Master Portfolios’ Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Master Portfolios’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

5. FINANCIAL HIGHLIGHTS

Financial highlights for each of the Master Portfolios were as follows:

Master Portfolio	Six Months Ended June 30, 2005 (Unaudited)		Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001		Year Ended December 31, 2000
Bond Index
Ratio of expenses to average net assets(a)	0.08%		0.08%	0.08%	0.08%	0.08%		0.08%
Ratio of net investment income to average net assets(a)	4.55%		4.17%	4.24%	5.27%	5.98	%(d)	6.73%
Portfolio turnover rate(b)	27%		148%	67%	118%	53%		52%
Total return	2.44	%(c)	4.20%	4.07%	10.05%	8.94%		11.91%
Money Market
Ratio of expenses to average net assets(a)	0.02%		0.05%	0.10%	0.10%	0.10%		0.10%
Ratio of expenses to average net assets prior to waived fees(a)	0.10%		0.10%	n/a	n/a	n/a		n/a
Ratio of net investment income to average net assets(a)	2.76%		1.40%	1.15%	1.80%	3.66%		6.43%
Ratio of net investment income to average net assets prior to waived fees(a)	2.68%		1.35%	n/a	n/a	n/a		n/a
Total return	1.36	%(c)	1.39%	1.16%	1.84%	4.23%		6.52%
S&P 500 Index
Ratio of expenses to average net assets(a)	0.05%		0.05%	0.05%	0.05%	0.05%		0.05%
Ratio of net investment income to average net assets(a)	1.82%		1.91%	1.74%	1.57%	1.31%		1.22%
Portfolio turnover rate(b)	7%		14%	8%	12%	9%		10%
Total return	(0.82	)%(c)	10.82%	28.52%	(22.05)%	(11.96)%		(9.19)%

(a)	Annualized for periods of less than one year.
(b)	Portfolio turnover rates include in-kind transactions, if any.
(c)	Not annualized.
(d)	Effective January 1, 2001, the Bond Index Master Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001 for the Bond Index Master Portfolio was to decrease the ratio of net investment income to average net assets from 6.37% to 5.98%. Ratios and supplemental data for the periods prior to January 1, 2001 have not been adjusted to reflect this change in policy.

41

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited)

Under Section 15(c) of the 1940 Act, MIP’s Board of Trustees, including a majority of Trustees who are not interested persons of MIP (as that term is defined in the 1940 Act), who are commonly referred to as the “Independent Trustees,” is required annually to consider each Master Portfolio’s Investment Advisory Contract with BGFA (each, an “Advisory Contract”). Pursuant to Section 15(c), the Board is required to request and evaluate, and BGFA is required to provide, such information as may be reasonably necessary to evaluate the terms of the Advisory Contracts. At a meeting held on March 2, 2005, the Board approved the selection of BGFA and the continuance of the Advisory Contracts, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contracts for the Master Portfolios, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board reviewed the scope of services to be provided by BGFA under the Advisory Contracts and noted that there would be no differences between the scope of services required to be provided by BGFA for the past year and the scope of services required to be provided by BGFA for the upcoming year. In reviewing the scope of services provided to the Master Portfolios by BGFA, the Board reviewed and discussed BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time to the support of those funds and accounts for which they provide investment advisory/management services, including the Master Portfolios. The Board also considered BGFA’s compliance program and its compliance record with respect to the Master Portfolios. The Board further noted that BGFA provides information regarding portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Master Portfolios. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. In addition, the Board reviewed the performance of other registered investment companies with substantially similar investment objectives and strategies as the Master Portfolios for which BGFA provides investment advisory services, noting that BGFA generally performed in line with its various benchmarks over relevant periods. The Board also noted that during BGFA’s term as investment adviser, the Master Portfolios have met their investment objectives consistently over time. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Master Portfolios under the Advisory Contracts were appropriate and continued to support the Board’s original selection of BGFA as investment adviser to the Master Portfolios.

MASTER PORTFOLIOS’ EXPENSES AND PERFORMANCE OF THE MASTER PORTFOLIOS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Master Portfolio in comparison with the same information for other funds registered under the 1940 Act objectively determined solely by Lipper, as comprising each Master Portfolio’s applicable peer group (the “Lipper Peer Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Master Portfolio for the one-, three-, five-, and 10-year, and “since inception” periods ended December 31, 2004, and a comparison of each Master Portfolio’s performance to that of the funds in its Lipper Peer Group for the same periods. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Peer Groups and to prepare this information. The Board noted that the Master Portfolios generally outperformed the funds in their respective Lipper Peer Groups and generally performed in line with their respective benchmarks over relevant periods. The Board noted that the advisory fees for the Master Portfolios were generally lower than the advisory fee rates of the funds in their respective Lipper Peer Groups, and the overall expenses for the Master Portfolios were the lowest of the overall expenses of the funds in their respective Lipper Peer Groups. The Board also noted BGFA’s voluntary waiver of certain advisory fee amounts for the Money Market Master Portfolio. Based on this review, the Board concluded that the advisory fees and expense levels and the historical performance of the Master Portfolios, as managed by BGFA, as compared to the advisory fees and expense levels and performance of the funds in the Lipper Peer Groups, were satisfactory for the purposes of approving the continuance of the Advisory Contracts.

42

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (Continued)

COSTS OF SERVICES PROVIDED TO MASTER PORTFOLIOS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability of the Master Portfolios to BGFA based on the fees payable under the Advisory Contracts for the last calendar year. The Board analyzed the Master Portfolios’ expenses, including the investment advisory fees paid to BGFA. The Board also reviewed information regarding direct revenue received by BGFA and ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Master Portfolios by BGFA (as discussed below). The Board also discussed BGFA’s profit margin as reflected in the Master Portfolios’ profitability analysis. Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contracts and from other relationships between the Master Portfolios and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Master Portfolios’ profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolios’ asset levels. The Board noted that the Advisory Contracts do not provide any breakpoints in the investment advisory fee rates as a result of any increases in the asset levels of the Master Portfolios. However, the Board noted that the investment advisory fee rates for the Master Portfolios had been set initially at the lower end of the marketplace so as to afford the Master Portfolios’ interestholders the opportunity to share in economies of scale from inception. The Board also noted the difficulty of considering the potential for economies of scale based on advisory services independently and separately from any potential for economies of scale based on other services provided by BGFA and its affiliates. Based on the profitability analysis presented to the Board, which indicated that with respect to each Master Portfolio, BGFA generally is providing services at a loss, and the relatively low investment advisory fee rates for the Master Portfolios, the Board determined that whether further economies of scale may be realized by the Master Portfolios or reflected in fee levels was not a significant factor in its consideration of whether to approve continuance of the Advisory Contracts.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board also received and considered information regarding the Master Portfolios’ annual investment advisory fee rates under the Advisory Contracts in comparison to the investment advisory/management fee rates for other funds/accounts with substantially similar investment objectives and strategies for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts. The Board noted that BGFA had provided the Board with information regarding how the level of services provided to the other funds registered under the 1940 Act, collective funds and separate accounts differed from the level of services provided to the Master Portfolios. The Board analyzed the level of the investment advisory/management fees in relation to the nature and extent of services provided to the Master Portfolios in comparison with the nature and extent of services provided to the other funds/accounts, including, among other factors, the level of complexity in managing the Master Portfolios and the other funds/accounts under differing regulatory requirements and the various client guidelines or other requirements, the nature and extent of the support services provided to the Master Portfolios and their interestholders in comparison with the nature and extent of the services provided to the other funds/accounts and their clients, and in relation to the Master Portfolios’ and the other funds’/accounts’ fee structures and asset levels. The Board noted that the investment advisory fee rate under the Advisory Contract for the Bond Index Master Portfolio was generally within the ranges of the investment advisory/management fee rates for other funds registered under the 1940 Act and separate accounts and higher than the investment management fee rates for the collective funds. The Board noted that the investment advisory fees rate under the Advisory Contract for the Money Market Master Portfolio was similar to the investment advisory fee rates for other funds registered under the 1940 Act and was within the range of the investment management fees rates for the collective funds. The Board noted that the investment advisory fee rate under the Advisory Contract for the S&P 500 Index Master Portfolio was generally within the ranges of the investment advisory/management fee rates for the funds registered under the 1940 Act and collective funds and higher than the investment management fee rates for the separate accounts. The Board further noted that any differences between the advisory fee rates for the Master Portfolios and the investment advisory/management fee rates for the other funds/accounts for which BGFA or BGI provides investment advisory/management services appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the funds/accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contracts do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that

43

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (Continued)

could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Master Portfolios by BGFA, such as the payment of securities lending revenue to BGI, MIP’s securities lending agent, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with the Master Portfolios’ investments in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA and its affiliates do not use soft dollars or consider the value of research or other services that may be provided to BGFA or its affiliates in connection with portfolio transactions for the Master Portfolios. The Board further noted that any portfolio transactions on behalf of the Master Portfolios placed through an affiliate of the Master Portfolios or BGFA are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Master Portfolios’ interestholders.

Based on the above analysis, the Board determined that the Advisory Contracts, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolios and their interestholders to continue the Advisory Contracts.

44

Notes:

45

Notes:

46

2005 SEMI-ANNUAL REPORT TO SHAREHOLDERS | JUNE 30, 2005

LIFEPATH® PORTFOLIOS

LIFEPATH® RETIREMENT

LIFEPATH 2010®

LIFEPATH 2020®

LIFEPATH 2030®

LIFEPATH 2040®

BARCLAYS GLOBAL INVESTORS *funds*

FUND PERFORMANCE OVERVIEW

LifePath® Portfolios

Performance as of June 30, 2005

Each LifePath Portfolio seeks to maximize assets for retirement or other purposes consistent with the quantitatively measured risk that investors on average may be willing to accept given their investment time horizon. An investor’s time horizon marks the point when the investors plan to start making net withdrawals. Each LifePath Portfolio has its own time horizon, which affects the acceptable risk level of the LifePath Portfolio and, in turn, its asset allocation. The LifePath Portfolios are currently invested in a combination of stock, bond and money market funds for which Barclays Global Fund Advisors is the investment adviser. Each LifePath Portfolio invested in the same underlying funds but in differing proportions, depending upon the acceptable risk level of the LifePath Portfolio.

Average Annual Total Returns

	Six-Month	One-Year	Five-Year	Ten-Year(1)
Class I Shares
LifePath Retirement Portfolio	1.37%	7.07%	4.49%	6.30%
LifePath 2010 Portfolio	1.21%	7.48%	2.57%	7.44%
LifePath 2020 Portfolio	0.80%	7.98%	0.76%	8.02%
LifePath 2030 Portfolio	0.60%	8.47%	(0.37)%	8.53%
LifePath 2040 Portfolio	0.41%	8.68%	(1.90)%	8.82%

	Six-Month	One-Year	Since Inception(2)
Class R Shares
LifePath Retirement Portfolio	1.23%	6.82%	10.65%
LifePath 2010 Portfolio	1.03%	7.24%	3.73%
LifePath 2020 Portfolio	0.72%	7.83%	3.92%
LifePath 2030 Portfolio	0.50%	8.18%	15.32%
LifePath 2040 Portfolio	0.36%	8.50%	17.05%

(1)	The Class I shares of the LifePath Portfolios are successors to the assets of the institutional class of shares of the Stagecoach Trust LifePath Funds (the “predecessor funds”), that began operations on March 1, 1994. Performance information for the periods before March 26, 1996, the date the LifePath Portfolios began operations, reflects the performance of the predecessor funds.
(2)	Total returns are calculated from an inception date of April 11, 2003 for the LifePath Retirement Portfolio, an inception date of March 7, 2002 for the LifePath 2010 and LifePath 2020 Portfolios, and an inception date of April 8, 2003 for the LifePath 2030 and LifePath 2040 Portfolios. These inception dates represent the date investors began investing in the Class R shares of the respective LifePath Portfolios. To establish the new share class, the LifePath Portfolios’ distributor privately seeded each Portfolio’s Class R on April 30, 2001. The class had no activity from April 30, 2001 until investment began on the Class R inception date for the relevant LifePath Portfolio. Since inception returns calculated from April 30, 2001 for the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios were 4.19%, 2.92%, 2.12%, 1.65% and 1.38%, respectively.

Average annual total return represents each LifePath Portfolio’s average annual increase or decrease in value during the time periods noted above.

Performance figures for each class of each LifePath Portfolio assume that dividends and capital gain distributions have been reinvested in the applicable class of the applicable LifePath Portfolio at net asset value. The “net asset value” of a class of a LifePath Portfolio is the value of one share of that class. The performance shown in the table above does not reflect the deduction of taxes that a shareholder would pay on LifePath Portfolio distributions or the redemption of LifePath Portfolio shares. The investment return and principal value of shares of each LifePath Portfolio will vary with changes in market conditions. Shares of each LifePath Portfolio may be worth more or less than their original cost when they are redeemed. Each LifePath Portfolio’s past performance is no guarantee of future results.

The LifePath Portfolios are organized as “feeder” funds in a “master-feeder” structure. Instead of investing directly in individual securities, the feeder fund, which is offered to the public, holds interests in the net assets of its corresponding Master Portfolio. It is the Master Portfolio that actually invests in individual securities. References to “the Portfolios” are to the feeder funds or the Master Portfolios, as the context requires. Barclays Global Fund Advisors (BGFA) advises the Master Portfolios.

BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER EXPENSES

As a shareholder of a LifePath Portfolio, you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a LifePath Portfolio and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

Actual Expenses

The first line under each share class of each LifePath Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your share class of your LifePath Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each share class of each LifePath Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the LifePath Portfolio’s actual expense ratio of each share class and an assumed rate of return of 5% per year before expenses, which is not the LifePath Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your share class of your LifePath Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under each share class of each LifePath Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Portfolio	Beginning Account Value (January 1, 2005)	Ending Account Value (June 30, 2005)	Annualized Expense Ratio†	Expenses Paid During Period* (January 1 to June 30, 2005)
LifePath Retirement
Class I Shares
Actual	$1,000.00	$1,013.70	0.81%	$4.04
Hypothetical (5% return before expenses)	1,000.00	1,020.78	0.81	4.06
Class R Shares
Actual	1,000.00	1,012.30	1.06	5.29
Hypothetical (5% return before expenses)	1,000.00	1,019.54	1.06	5.31
LifePath 2010
Class I Shares
Actual	1,000.00	1,012.10	0.80	3.99
Hypothetical (5% return before expenses)	1,000.00	1,020.84	0.80	4.01
Class R Shares
Actual	1,000.00	1,010.30	1.05	5.23
Hypothetical (5% return before expenses)	1,000.00	1,019.59	1.05	5.26
LifePath 2020
Class I Shares
Actual	1,000.00	1,008.00	0.78	3.88
Hypothetical (5% return before expenses)	1,000.00	1,020.92	0.78	3.91
Class R Shares
Actual	1,000.00	1,007.20	1.03	5.13
Hypothetical (5% return before expenses)	1,000.00	1,019.67	1.03	5.16

BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER EXPENSES (Continued)

Portfolio	Beginning Account Value (January 1, 2005)	Ending Account Value (June 30, 2005)	Annualized Expense Ratio†	Expenses Paid During Period* (January 1 to June 30, 2005)
LifePath 2030
Class I Shares
Actual	$1,000.00	$1,006.00	0.77%	$3.83
Hypothetical (5% return before expenses)	1,000.00	1,020.99	0.77	3.86
Class R Shares
Actual	1,000.00	1,005.00	1.02	5.07
Hypothetical (5% return before expenses)	1,000.00	1,019.74	1.02	5.11
LifePath 2040
Class I Shares
Actual	1,000.00	1,004.10	0.76	3.78
Hypothetical (5% return before expenses)	1,000.00	1,021.01	0.76	3.81
Class R Shares
Actual	1,000.00	1,003.60	1.01	5.02
Hypothetical (5% return before expenses)	1,000.00	1,019.78	1.01	5.06

†	This ratio includes expenses charged to the corresponding Master Portfolio.
*	Expenses are calculated using each LifePath Portfolio’s annualized expense ratio for each share class (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

	LifePath Retirement Portfolio	LifePath 2010 Portfolio	LifePath 2020 Portfolio	LifePath 2030 Portfolio	LifePath 2040 Portfolio
ASSETS
Investments:
In corresponding Master Portfolio, at value (Note 1)	$106,037,097	$348,347,215	$569,457,912	$333,298,811	$220,035,506
Receivables:
Capital shares sold	438,141	388,622	905,114	517,293	366,579

Total Assets	106,475,238	348,735,837	570,363,026	333,816,104	220,402,085

LIABILITIES
Payables:
Capital shares redeemed	65,673	101,603	349,902	209,156	36,449
Distribution to shareholders	71,438	108,335	71,022	33,955	16,304
Administration fees (Note 2)	43,265	141,126	232,249	136,134	73,407
Distribution fees – Class R (Note 2)	4,254	13,880	23,028	15,316	15,952

Total Liabilities	184,630	364,944	676,201	394,561	142,112

NET ASSETS	$106,290,608	$348,370,893	$569,686,825	$333,421,543	$220,259,973

Net assets consist of:
Paid-in capital	$101,764,496	$328,884,320	$532,063,630	$311,593,567	$203,769,646
Distributions in excess of net investment income	(509,371)	(1,185,958)	(1,378,833)	(466,452)	(129,954)
Undistributed net realized gain (accumulated net realized loss)	2,121,179	7,719,452	(12,220,044)	11,786,381	(15,893,701)
Net unrealized appreciation	2,914,304	12,953,079	51,222,072	10,508,047	32,513,982

NET ASSETS	$106,290,608	$348,370,893	$569,686,825	$333,421,543	$220,259,973

Class I Shares
Net Assets	$99,179,869	$324,837,137	$530,685,331	$306,943,555	$193,739,314

Shares outstanding	8,872,434	25,525,953	34,955,333	20,709,750	11,407,172

Net asset value and offering price per share	$11.18	$12.73	$15.18	$14.82	$16.98

Class R Shares
Net Assets	$7,110,739	$23,533,756	$39,001,494	$26,477,988	$26,520,659

Shares outstanding	674,822	1,875,849	2,673,479	1,813,566	1,624,565

Net asset value and offering price per share	$10.54	$12.55	$14.59	$14.60	$16.32

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

	LifePath Retirement Portfolio	LifePath 2010 Portfolio	LifePath 2020 Portfolio	LifePath 2030 Portfolio	LifePath 2040 Portfolio
NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Dividends	$221,400	$979,495	$2,192,643	$1,549,935	$978,645
Interest	1,429,035	3,778,545	4,130,957	1,498,963	417,475
Expenses(a)	(155,887)	(485,663)	(741,204)	(412,032)	(218,277)

Net investment income allocated from corresponding Master Portfolio	1,494,548	4,272,377	5,582,396	2,636,866	1,177,843

FUND EXPENSES (Note 2)
Administration fees	252,344	815,716	1,320,484	769,252	416,138
Distribution fees – Class R	8,127	26,123	42,502	28,451	30,955

Total fund expenses	260,471	841,839	1,362,986	797,703	447,093

Net investment income	1,234,077	3,430,538	4,219,410	1,839,163	730,750

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Net realized gain	701,398	3,040,257	6,071,230	4,270,337	2,473,130
Net change in unrealized appreciation (depreciation)	(509,400)	(2,475,421)	(4,966,880)	(3,669,014)	(2,345,314)

Net realized and unrealized gain	191,998	564,836	1,104,350	601,323	127,816

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,426,075	$3,995,374	$5,323,760	$2,440,486	$858,566

(a)	Net of investment advisory fee waivers by the Master Portfolios’ investment adviser in the amounts of $172,185, $554,731, $893,049, $517,455 and $277,696, respectively.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	LifePath Retirement Portfolio		LifePath 2010 Portfolio
	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,234,077	$2,020,378	$3,430,538	$5,229,479
Net realized gain	701,398	4,655,486	3,040,257	14,576,311
Net change in unrealized appreciation (depreciation)	(509,400)	227,750	(2,475,421)	3,533,318

Net increase in net assets resulting from operations	1,426,075	6,903,614	3,995,374	23,339,108

Distributions to shareholders:
From net investment income:
Class I Shares	(1,308,309)	(2,251,832)	(4,026,242)	(5,743,458)
Class R Shares	(90,959)	(118,153)	(259,142)	(256,827)

	(1,399,268)	(2,369,985)	(4,285,384)	(6,000,285)

From net realized gain:
Class I Shares	—	(3,132,385)	—	(5,791,517)
Class R Shares	—	(161,085)	—	(277,520)

	—	(3,293,470)	—	(6,069,037)

Total distributions to shareholders	(1,399,268)	(5,663,455)	(4,285,384)	(12,069,322)

Capital share transactions (Note 3):
Class I Shares	8,275,820	28,758,819	28,717,042	113,565,467
Class R Shares	1,052,680	3,185,032	6,547,794	6,227,224

Net increase in net assets resulting from capital share transactions	9,328,500	31,943,851	35,264,836	119,792,691

Increase in net assets	9,355,307	33,184,010	34,974,826	131,062,477
NET ASSETS:
Beginning of period	96,935,301	63,751,291	313,396,067	182,333,590

End of period	$106,290,608	$96,935,301	$348,370,893	$313,396,067

Distributions in excess of net investment income included in net assets at end of period	$(509,371)	$(344,180)	$(1,185,958)	$(331,112)

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	LifePath 2020 Portfolio		LifePath 2030 Portfolio
	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$4,219,410	$8,460,888	$1,839,163	$4,049,978
Net realized gain	6,071,230	11,362,503	4,270,337	27,569,679
Net change in unrealized appreciation (depreciation)	(4,966,880)	30,140,646	(3,669,014)	(62,748)

Net increase in net assets resulting from operations	5,323,760	49,964,037	2,440,486	31,556,909

Distributions to shareholders:
From net investment income:
Class I Shares	(4,453,337)	(8,982,423)	(2,757,610)	(3,623,549)
Class R Shares	(288,085)	(389,081)	(201,570)	(160,578)

	(4,741,422)	(9,371,504)	(2,959,180)	(3,784,127)

From net realized gain:
Class I Shares	—	—	—	(13,047,937)
Class R Shares	—	—	—	(710,132)

	—	—	—	(13,758,069)

Total distributions to shareholders	(4,741,422)	(9,371,504)	(2,959,180)	(17,542,196)

Capital share transactions (Note 3):
Class I Shares	83,657,964	21,211,141	42,285,921	75,123,937
Class R Shares	10,268,990	9,687,862	7,325,023	11,767,495

Net increase in net assets resulting from capital share transactions	93,926,954	30,899,003	49,610,944	86,891,432

Increase in net assets	94,509,292	71,491,536	49,092,250	100,906,145
NET ASSETS:
Beginning of period	475,177,533	403,685,997	284,329,293	183,423,148

End of period	$569,686,825	$475,177,533	$333,421,543	$284,329,293

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,378,833)	$(856,821)	$(466,452)	$653,565

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	LifePath 2040 Portfolio
	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$730,750	$2,121,169
Net realized gain	2,473,130	1,601,955
Net change in unrealized appreciation (depreciation)	(2,345,314)	16,434,759

Net increase in net assets resulting from operations	858,566	20,157,883

Distributions to shareholders:
From net investment income:
Class I Shares	(1,104,952)	(1,891,194)
Class R Shares	(155,450)	(201,178)

	(1,260,402)	(2,092,372)

Total distributions to shareholders	(1,260,402)	(2,092,372)

Capital share transactions (Note 3):
Class I Shares	69,027,510	(18,480,227)
Class R Shares	3,444,619	6,387,389

Net increase (decrease) in net assets resulting from capital share transactions	72,472,129	(12,092,838)

Increase in net assets	72,070,293	5,972,673
NET ASSETS:
Beginning of period	148,189,680	142,217,007

End of period	$220,259,973	$148,189,680

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(129,954)	$399,698

The accompanying notes are an integral part of these financial statements.

LIFEPATH RETIREMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Class I Shares
	Six Months Ended Jun. 30, 2005 (Unaudited)		Year Ended Dec. 31, 2004	Year Ended Dec. 31, 2003		Period Ended Dec. 31, 2002(a)		Year Ended Feb. 28, 2002		Year Ended Feb. 28, 2001	Year Ended Feb. 29, 2000
Net asset value, beginning of period	$11.18		$11.03	$10.03		$10.59		$10.77		$11.18	$11.53

Income from investment operations:
Net investment income	0.14		0.20	0.19		0.21		0.34	(f)	0.44	0.43
Net realized and unrealized gain (loss)	0.01		0.49	1.00		(0.40)		(0.10	)(f)	0.23	0.12

Total from investment operations	0.15		0.69	1.19		(0.19)		0.24		0.67	0.55

Less distributions from:
Net investment income	(0.15)		(0.24)	(0.19)		(0.28)		(0.35)		(0.44)	(0.43)
Net realized gain	—		(0.30)	(0.00	)(e)	(0.09)		(0.07)		(0.64)	(0.47)

Total distributions	(0.15)		(0.54)	(0.19)		(0.37)		(0.42)		(1.08)	(0.90)

Net asset value, end of period	$11.18		$11.18	$11.03		$10.03		$10.59		$10.77	$11.18

Total return	1.37	%(b)	6.35%	11.95%		(1.78	)%(b)	2.25%		6.16%	4.82%

Ratios/Supplemental data:
Net assets, end of period (000s)	$99,180		$90,871	$60,944		$40,509		$36,936		$32,763	$28,772
Ratio of expenses to average net assets(c)	0.81%		0.82%	0.85%		0.85%		0.89%		0.95%	0.95%
Ratio of expenses to average net assets prior to waived fees(c)	1.15%		1.10%	n/a		n/a		n/a		n/a	n/a
Ratio of net investment income to average net assets(c)	2.46%		1.92%	1.81%		2.47%		3.19	%(f)	4.00%	3.63%
Ratio of net investment income to average net assets prior to waived fees(c)	2.12%		1.64%	n/a		n/a		n/a		n/a	n/a
Portfolio turnover rate(d)	7%		138%	29%		56%		116%		58%	55%

	Class R Shares
	Six Months Ended Jun. 30, 2005 (Unaudited)		Year Ended Dec. 31, 2004		Period from Apr. 11, 2003(g) to Dec. 31, 2003
Net asset value, beginning of period	$10.55		$10.44		$9.05

Income from investment operations:
Net investment income	0.12		0.18		0.17
Net realized and unrealized gain	0.01		0.45		1.39

Total from investment operations	0.13		0.63		1.56

Less distributions from:
Net investment income	(0.14)		(0.22)		(0.17)
Net realized gain	—		(0.30)		(0.00	)(e)

Total distributions	(0.14)		(0.52)		(0.17)

Net asset value, end of period	$10.54		$10.55		$10.44

Total return	1.23	%(b)	6.07	%(h)	16.75	%(b)(h)

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,111		$6,064		$2,807
Ratio of expenses to average net assets(c)	1.06%		1.07%		1.10%
Ratio of expenses to average net assets prior to waived fees(c)	1.40%		1.35%		n/a
Ratio of net investment income to average net assets(c)	2.21%		1.69%		1.52%
Ratio of net investment income to average net assets prior to waived fees(c)	1.87%		1.41%		n/a
Portfolio turnover rate(d)	7%		138%		29	%(i)

(a)	For the ten months ended December 31, 2002. The LifePath Portfolio changed its fiscal year-end from February 28 to December 31.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio.
(d)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.
(e)	Rounds to less than $0.01.
(f)	Effective March 1, 2001, the LifePath Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for the Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratios and per share data for the year ended February 28, 2002. Ratios and per share data for the periods prior to March 1, 2001 have not been adjusted to reflect this change in policy.
(g)	Commencement of operations. April 11, 2003 is the date investors began investing in Class R of the LifePath Portfolio. To establish the new share class, the LifePath Portfolio’s distributor privately seeded Class R on April 30, 2001. The class had no activity from that date until investment began on April 11, 2003.
(h)	Total return does not reflect the deduction of maximum sales charges.
(i)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio for the year ended December 31, 2003.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2010 PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Class I Shares
	Six months ended Jun. 30, 2005 (Unaudited)		Year ended Dec. 31, 2004	Year ended Dec. 31, 2003	Period ended Dec. 31, 2002(a)		Year ended Feb. 28, 2002		Year ended Feb. 28, 2001	Year ended Feb. 29, 2000
Net asset value, beginning of period	$12.74		$12.30	$10.82	$11.85		$12.46		$13.49	$14.29

Income from investment operations:
Net investment income	0.13		0.20	0.18	0.19		0.31	(e)	0.41	0.42
Net realized and unrealized gain (loss)	0.02		0.69	1.49	(1.00)		(0.46	)(e)	(0.16)	0.71

Total from investment operations	0.15		0.89	1.67	(0.81)		(0.15)		0.25	1.13

Less distributions from:
Net investment income	(0.16)		(0.24)	(0.19)	(0.20)		(0.33)		(0.41)	(0.42)
Net realized gain	—		(0.21)	—	(0.02)		(0.13)		(0.87)	(1.51)

Total distributions	(0.16)		(0.45)	(0.19)	(0.22)		(0.46)		(1.28)	(1.93)

Net asset value, end of period	$12.73		$12.74	$12.30	$10.82		$11.85		$12.46	$13.49

Total return	1.21	%(b)	7.38%	15.66%	(6.85	)%(b)	(1.13)%		1.73%	7.92%

Ratios/Supplemental data:
Net assets, end of period (000s)	$324,837		$296,439	$172,075	$121,627		$108,601		$89,988	$88,715
Ratio of expenses to average net assets(c)	0.80%		0.81%	0.85%	0.86%		0.89%		0.95%	0.95%
Ratio of expenses to average net assets prior to waived fees(c)	1.14%		1.09%	n/a	n/a		n/a		n/a	n/a
Ratio of net investment income to average net assets(c)	2.13%		1.78%	1.64%	1.98%		2.59	%(e)	3.09%	2.80%
Ratio of net investment income to average net assets prior to waived fees(c)	1.79%		1.50%	n/a	n/a		n/a		n/a	n/a
Portfolio turnover rate(d)	9%		130%	23%	72%		86%		54%	49%

	Class R Shares
	Six months ended Jun. 30, 2005 (Unaudited)		Year ended Dec. 31, 2004		Year ended Dec. 31, 2003		Period from Mar. 7, 2002(f) to Dec. 31, 2002
Net asset value, beginning of period	$12.57		$12.13		$10.67		$11.98

Income from investment operations:
Net investment income	0.11		0.18		0.16		0.13
Net realized and unrealized gain (loss)	0.02		0.68		1.47		(1.30)

Total from investment operations	0.13		0.86		1.63		(1.17)

Less distributions from:
Net investment income	(0.15)		(0.21)		(0.17)		(0.12)
Net realized gain	—		(0.21)		—		(0.02)

Total distributions	(0.15)		(0.42)		(0.17)		(0.14)

Net asset value, end of period	$12.55		$12.57		$12.13		$10.67

Total return	1.03	%(b)	7.23	%(g)	15.45	%(g)	(9.72	)%(b)(g)

Ratios/Supplemental data:
Net assets, end of period (000s)	$23,534		$16,957		$10,258		$28
Ratio of expenses to average net assets(c)	1.05%		1.06%		1.10%		1.58%
Ratio of expenses to average net assets prior to waived fees(c)	1.39%		1.34%		n/a		n/a
Ratio of net investment income to average net assets(c)	1.66%		1.56%		1.21%		1.84%
Ratio of net investment income to average net assets prior to waived fees(c)	1.32%		1.28%		n/a		n/a
Portfolio turnover rate(d)	9%		130%		23%		72	%(h)

(a)	For the ten months ended December 31, 2002. The LifePath Portfolio changed its fiscal year-end from February 28 to December 31.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio.
(d)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.
(e)	Effective March 1, 2001, the LifePath Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratios and per share data for the year ended February 28, 2002. Ratios and per share data for the periods prior to March 1, 2001 have not been adjusted to reflect this change in policy.
(f)	Commencement of operations. March 7, 2002 is the date investors began investing in Class R of the LifePath Portfolio. To establish the new share class, the LifePath Portfolio’s distributor privately seeded Class R on April 30, 2001. The class had no activity from that date until investment began on March 7, 2002.
(g)	Total return does not reflect the deduction of maximum sales charges.
(h)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio for the ten months ended December 31, 2002.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2020 PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Class I Shares
	Six months ended Jun. 30, 2005 (Unaudited)		Year ended Dec. 31, 2004	Year ended Dec. 31, 2003	Period ended Dec. 31, 2002(a)		Year ended Feb. 28, 2002		Year ended Feb. 28, 2001	Year ended Feb. 29, 2000
Net asset value, beginning of period	$15.19		$14.13	$11.89	$13.52		$14.55		$16.18	$16.38

Income from investment operations:
Net investment income	0.12		0.21	0.19	0.17		0.23	(f)	0.31	0.32
Net realized and unrealized gain (loss)	0.00	(b)	1.09	2.24	(1.59)		(1.02	)(f)	(0.83)	1.47

Total from investment operations	0.12		1.30	2.43	(1.42)		(0.79)		(0.52)	1.79

Less distributions from:
Net investment income	(0.13)		(0.24)	(0.19)	(0.21)		(0.24)		(0.31)	(0.32)
Net realized gain	—		—	—	—		(0.00	)(b)	(0.80)	(1.67)

Total distributions	(0.13)		(0.24)	(0.19)	(0.21)		(0.24)		(1.11)	(1.99)

Net asset value, end of period	$15.18		$15.19	$14.13	$11.89		$13.52		$14.55	$16.18

Total return	0.80	%(c)	9.27%	20.61%	(10.58	)%(c)	(5.44)%		(3.54)%	10.84%

Ratios/Supplemental data:
Net assets, end of period (000s)	$530,685		$446,486	$386,387	$270,696		$319,935		$182,807	$143,052
Ratio of expenses to average net assets(d)	0.78%		0.79%	0.85%	0.83%		0.89%		0.95%	0.95%
Ratio of expenses to average net assets prior to waived fees(d)	1.12%		1.07%	n/a	n/a		n/a		n/a	n/a
Ratio of net investment income to average net assets(d)	1.62%		1.49%	1.54%	1.59%		1.74	%(f)	1.99%	1.87%
Ratio of net investment income to average net assets prior to waived fees(d)	1.28%		1.21%	n/a	n/a		n/a		n/a	n/a
Portfolio turnover rate(e)	14%		140%	23%	67%		86%		39%	43%

	Class R Shares
	Six months ended Jun. 30, 2005 (Unaudited)		Year ended Dec. 31, 2004		Year ended Dec. 31, 2003		Period from Mar. 7, 2002(g) to Dec. 31, 2002
Net asset value, beginning of period	$14.60		$13.59		$11.44		$13.45

Income from investment operations:
Net investment income	0.09		0.19		0.17		0.11
Net realized and unrealized gain (loss)	0.01		1.03		2.14		(1.99)

Total from investment operations	0.10		1.22		2.31		(1.88)

Less distributions from:
Net investment income	(0.11)		(0.21)		(0.16)		(0.13)

Total distributions	(0.11)		(0.21)		(0.16)		(0.13)

Net asset value, end of period	$14.59		$14.60		$13.59		$11.44

Total return	0.72	%(c)	9.01	%(h)	20.37	%(h)	(14.05	)%(c)(h)

Ratios/Supplemental data:
Net assets, end of period (000s)	$39,001		$28,692		$17,299		$202
Ratio of expenses to average net assets(d)	1.03%		1.04%		1.10%		1.59%
Ratio of expenses to average net assets prior to waived fees(d)	1.37%		1.32%		n/a		n/a
Ratio of net investment income to average net assets(d)	1.22%		1.33%		1.26%		1.42%
Ratio of net investment income to average net assets prior to waived fees(d)	0.88%		1.05%		n/a		n/a
Portfolio turnover rate(e)	14%		140%		23%		67	%(i)

(a)	For the ten months ended December 31, 2002. The LifePath Portfolio changed its fiscal year-end from February 28 to December 31.
(b)	Rounds to less than $0.01.
(c)	Not annualized.
(d)	Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio.
(e)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.
(f)	Effective March 1, 2001, the LifePath Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for the Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratios and per share data for the year ended February 28, 2002. Ratios and per share data for the periods prior to March 1, 2001 have not been adjusted to reflect this change in policy.
(g)	Commencement of operations. March 7, 2002 is the date investors began investing in Class R of the LifePath Portfolio. To establish the new share class, the LifePath Portfolio’s distributor privately seeded Class R on April 30, 2001. The class had no activity from that date until investment began on March 7, 2002.
(h)	Total return does not reflect the deduction of maximum sales charges.
(i)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio for the ten months ended December 31, 2002.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2030 PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Class I Shares
	Six months ended Jun. 30, 2005 (Unaudited)		Year ended Dec. 31, 2004	Year ended Dec. 31, 2003	Period ended Dec. 31, 2002(a)		Year ended Feb. 28, 2002		Year ended Feb. 28, 2001	Year ended Feb. 29, 2000
Net asset value, beginning of period	$14.87		$14.13	$11.56	$13.69		$15.77		$17.84	$18.57

Income from investment operations:
Net investment income	0.09		0.19	0.18	0.13		0.18	(f)	0.23	0.26
Net realized and unrealized gain (loss)	0.00	(b)	1.32	2.55	(1.97)		(1.48	)(f)	(1.22)	2.22

Total from investment operations	0.09		1.51	2.73	(1.84)		(1.30)		(0.99)	2.48

Less distributions from:
Net investment income	(0.14)		(0.19)	(0.16)	(0.13)		(0.19)		(0.23)	(0.26)
Net realized gain	—		(0.58)	—	(0.16)		(0.59)		(0.85)	(2.95)

Total distributions	(0.14)		(0.77)	(0.16)	(0.29)		(0.78)		(1.08)	(3.21)

Net asset value, end of period	$14.82		$14.87	$14.13	$11.56		$13.69		$15.77	$17.84

Total return	0.60	%(c)	10.78%	23.86%	(13.46	)%(c)	(8.25)%		(5.99)%	13.04%

Ratios/Supplemental data:
Net assets, end of period (000s)	$306,944		$265,166	$176,647	$103,485		$108,538		$79,665	$84,016
Ratio of expenses to average net assets(d)	0.77%		0.78%	0.85%	0.84%		0.89%		0.95%	0.95%
Ratio of expenses to average net assets prior to waived fees(d)	1.10%		1.06%	n/a	n/a		n/a		n/a	n/a
Ratio of net investment income to average net assets(d)	1.21%		1.37%	1.48%	1.28%		1.25	%(f)	1.32%	1.32%
Ratio of net investment income to average net assets prior to waived fees(d)	0.88%		1.09%	n/a	n/a		n/a		n/a	n/a
Portfolio turnover rate(e)	17%		138%	32%	68%		53%		27%	26%

	Class R Shares
	Six months ended Jun. 30, 2005 (Unaudited)		Year ended Dec. 31, 2004		Period from Apr. 8, 2003(g) to Dec. 31, 2003
Net asset value, beginning of period	$14.65		$13.94		$11.33

Income from investment operations:
Net investment income	0.07		0.15		0.17
Net realized and unrealized gain	(0.00	)(b)	1.30		2.59

Total from investment operations	0.07		1.45		2.76

Less distributions from:
Net investment income	(0.12)		(0.16)		(0.15)
Net realized gain	—		(0.58)		—

Total distributions	(0.12)		(0.74)		(0.15)

Net asset value, end of period	$14.60		$14.65		$13.94

Total return	0.50	%(c)	10.51	%(h)	23.85	%(c)(h)

Ratios/Supplemental data:
Net assets, end of period (000s)	$26,478		$19,163		$6,776
Ratio of expenses to average net assets(d)	1.02%		1.04%		1.10%
Ratio of expenses to average net assets prior to waived fees(d)	1.35%		1.32%		n/a
Ratio of net investment income to average net assets(d)	0.96%		1.24%		1.27%
Ratio of net investment income to average net assets prior to waived fees(d)	0.63%		0.96%		n/a
Portfolio turnover rate(e)	17%		138%		32	%(i)

(a)	For the ten months ended December 1, 2002. The LifePath Portfolio changed its fiscal year-end from February 28 to December 31.
(b)	Rounds to less than $0.01.
(c)	Not annualized.
(d)	Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio.
(e)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.
(f)	Effective March 1, 2001, the LifePath Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratios and per share data for the year ended February 28, 2002. Ratios and per share data for the periods prior to March 1, 2001 have not been adjusted to reflect this change in policy.
(g)	Commencement of operations. April 8, 2003 is the date investors began investing in Class R of the LifePath Portfolio. To establish the new share class, the LifePath Portfolio’s distributor privately seeded Class R on April 30, 2001. The class had no activity from the date until investment began on April 8, 2003.
(h)	Total return does not reflect the deduction of maximum sales charges.
(i)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio for the year ended December 31, 2003.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2040 PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Class I Shares
	Six Months ended Jun. 30, 2005 (Unaudited)		Year ended Dec. 31, 2004	Year ended Dec. 31, 2003	Period ended Dec. 31, 2002(a)		Year ended Feb. 28, 2002		Year ended Feb. 28, 2001	Year ended Feb. 29, 2000
Net asset value, beginning of period	$17.03		$15.47	$12.27	$14.73		$16.74		$20.64	$20.25

Income from investment operations:
Net investment income	0.06		0.21	0.18	0.12		0.10	(e)	0.11	0.13
Net realized and unrealized gain (loss)	0.01		1.55	3.18	(2.48)		(1.93	)(e)	(2.20)	3.18

Total from investment operations	0.07		1.76	3.36	(2.36)		(1.83)		(2.09)	3.31

Less distributions from:
Net investment income	(0.12)		(0.20)	(0.16)	(0.10)		(0.10)		(0.10)	(0.13)
Net realized gain	—		—	—	—		(0.08)		(1.71)	(2.79)

Total distributions	(0.12)		(0.20)	(0.16)	(0.10)		(0.18)		(1.81)	(2.92)

Net asset value, end of period	$16.98		$17.03	$15.47	$12.27		$14.73		$16.74	$20.64

Total return	0.41	%(b)	11.43%	27.64%	(16.03	)%(b)	(10.89)%		(10.81)%	16.01%

Ratios/Supplemental data:
Net assets, end of period (000s)	$193,739		$125,063	$127,357	$74,352		$84,961		$97,863	$122,683
Ratio of expenses to average net assets(c)	0.76%		0.78%	0.85%	0.83%		0.90%		0.95%	0.95%
Ratio of expenses to average net assets prior to waived fees(c)	1.10%		1.06%	n/a	n/a		n/a		n/a	n/a
Ratio of net investment income to average net assets(c)	0.92%		1.15%	1.36%	1.05%		0.64	%(e)	0.50%	0.59%
Ratio of net investment income to average net assets prior to waived fees(c)	0.58%		0.87%	n/a	n/a		n/a		n/a	n/a
Portfolio turnover rate(d)	31%		147%	29%	62%		15%		20%	29%

	Class R Shares
	Six months ended Jun. 30, 2005 (Unaudited)		Year ended Dec. 31, 2004		Period from Apr. 8, 2003(f) to Dec. 31, 2003
Net asset value, beginning of period	$16.37		$14.89		$11.74

Income from investment operations:
Net investment income	0.05		0.16		0.17
Net realized and unrealized gain (loss)	0.00	(g)	1.48		3.13

Total from investment operations	0.05		1.64		3.30

Less distributions from:
Net investment income	(0.10)		(0.16)		(0.15)

Total distributions	(0.10)		(0.16)		(0.15)

Net asset value, end of period	$16.32		$16.37		$14.89

Total return	0.36	%(b)	11.08	%(h)	27.65	%(b)(h)

Ratios/Supplemental data:
Net assets, end of period (000s)	$26,521		$23,126		$14,860
Ratio of expenses to average net assets(c)	1.01%		1.03%		1.10%
Ratio of expenses to average net assets prior to waived fees(c)	1.34%		1.31%		n/a
Ratio of net investment income to average net assets(c)	0.66%		1.06%		1.07%
Ratio of net investment income to average net assets prior to waived fees(c)	0.33%		0.78%		n/a
Portfolio turnover rate(d)	31%		147%		29	%(i)

(a)	For the ten months ended December 31, 2002. The LifePath Portfolio changed its fiscal year-end from February 28 to December 31.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio.
(d)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.
(e)	Effective March 1, 2001, the LifePath Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratios and per share data for the year ended February 28, 2002. Ratios and per share data for the periods prior to March 1, 2001 have not been adjusted to reflect this change in policy.
(f)	Commencement of operations. April 8, 2003 is the date investors began investing in Class R of the LifePath Portfolio. To establish the new share class, the LifePath Portfolio’s distributor privately seeded Class R on April 30, 2001. The class had no activity from that date until investment began on April 8, 2003.
(g)	Rounds to less than $0.01.
(h)	Total return does not reflect the deduction of maximum sales charges.
(i)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio for the year ended December 31, 2003.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Barclays Global Investors Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002. As of June 30, 2005, the Trust offered the following diversified funds: Bond Index, Government Money Market, Institutional Money Market, Money Market, Prime Money Market, S&P 500 Stock and Treasury Money Market Funds, and the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios.

These financial statements relate only to the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios (each, a “LifePath Portfolio,” collectively, the “LifePath Portfolios”).

The LifePath Portfolios offer two classes of shares: Class I and Class R. Both classes of shares have equal rights to assets and earnings, and differ principally in that the Class R shares bear distribution fees.

Under the Trust’s organizational documents, the LifePath Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the LifePath Portfolios. Additionally, in the normal course of business, the LifePath Portfolios enter into contracts with service providers that contain general indemnification clauses. The LifePath Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the LifePath Portfolios that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Each LifePath Portfolio invests all of its assets in a separate series (each, a “Master Portfolio”) of Master Investment Portfolio (“MIP”). Each Master Portfolio has the same or substantially similar investment objective as its corresponding LifePath Portfolio. The value of each LifePath Portfolio’s investment in its corresponding Master Portfolio reflects that LifePath Portfolio’s interest in the net assets of that Master Portfolio (50.86%, 60.17%, 63.00%, 61.09% and 62.19% for the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios, respectively, as of June 30, 2005). The method by which MIP values its securities is discussed in Note 1 of MIP’s Notes to the Financial Statements, which are included elsewhere in this report.

The performance of each LifePath Portfolio is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedules of Investments, accompanied by an unaudited summarized tabular presentation, are included elsewhere in this report and should be read in conjunction with the corresponding LifePath Portfolio’s financial statements.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Each LifePath Portfolio records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each LifePath Portfolio accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of each LifePath Portfolio based on the relative net assets of each class.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Dividends are determined separately for each class based on income and expenses allocable to each class.

Due to the timing of distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the LifePath Portfolios.

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each LifePath Portfolio is treated as a separate entity for federal income tax purposes. It is the policy of each LifePath Portfolio to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute annually substantially all of its income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. If so qualified, a LifePath Portfolio will not be subject to federal income tax to the extent it distributes its net income to shareholders. Accordingly, no provision for federal income taxes was required for the six months ended June 30, 2005.

The LifePath Portfolios had tax basis net capital loss carryforwards as of December 31, 2004, the tax year-end of the LifePath Portfolios, as follows:

Portfolio	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Total
LifePath 2020	$—	$3,530,823	$13,111,842	$—	$16,642,665
LifePath 2040	1,504,393	9,610,384	8,863,120	3,331,838	23,309,735

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration date, whichever occurs first.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investors Bank & Trust Company (“IBT”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the LifePath Portfolios. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the LifePath Portfolios. IBT is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the LifePath Portfolios.

SEI Investments Distribution Company (“SEI”) is the LifePath Portfolios’ distributor. The LifePath Portfolios have adopted a plan pursuant to Rule 12b-1 under the 1940 Act, which authorizes Class R of the LifePath Portfolios to pay expenses relating to the distribution of its shares. Under the plan, SEI is entitled to receive an annual fee for these services of 0.25% of the average daily net assets of each LifePath Portfolio’s Class R. Class I shareholders do not pay any fees for distribution services. Class R of each LifePath Portfolio paid distribution fees for the six months ended June 30, 2005 as follows:

Portfolio	Distribution Fees
LifePath Retirement – Class R	$8,127
LifePath 2010 – Class R	26,123
LifePath 2020 – Class R	42,502
LifePath 2030 – Class R	28,451
LifePath 2040 – Class R	30,955

The Trust has entered into an administration services arrangement with BGI which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Funds’ transfer agent, custodian, financial printer, counsel and independent registered accounting firm), to the LifePath Portfolios for which BGI receives a fee paid by each LifePath Portfolio. This fee is an “all-in” or “semi-unified” fee and BGI, in consideration thereof, has agreed to bear all of the LifePath Portfolios’ ordinary operating expenses, excluding, generally, investment advisory fees and costs related to securities transactions. BGI may delegate certain of its administration duties to sub-administrators. BGI is entitled to receive for these administration services an annual fee of 0.50% of the average daily net assets of each LifePath Portfolio.

Certain officers and trustees of the Trust are also officers of BGI. As of June 30, 2005, these officers of BGI collectively owned less than 1% of the outstanding shares of the Trust.

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

3. CAPITAL SHARE TRANSACTIONS

As of June 30, 2005, there were an unlimited number of no par value shares of beneficial interest authorized. Transactions in capital shares for the LifePath Portfolios were as follows:

	For the Six Months Ended June 30, 2005		For the Year Ended December 31, 2004
Portfolio	Shares	Amount	Shares	Amount
LifePath Retirement
Class I Shares:
Shares sold	1,902,575	$21,151,192	9,338,462	$103,574,213
Shares issued in reinvestment of dividends and distributions	104,761	1,162,167	445,479	4,954,468
Shares redeemed	(1,263,064)	(14,037,539)	(7,181,876)	(79,769,862)

Net increase	744,272	$8,275,820	2,602,065	$28,758,819

Class R Shares:
Shares sold	182,960	$1,922,117	780,984	$8,186,633
Shares issued in reinvestment of dividends and distributions	8,693	90,961	26,585	279,233
Shares redeemed	(91,804)	(960,398)	(501,518)	(5,280,834)

Net increase	99,849	$1,052,680	306,051	$3,185,032

LifePath 2010
Class I Shares:
Shares sold	4,252,301	$53,861,758	19,608,599	$242,682,348
Shares issued in reinvestment of dividends and distributions	299,466	3,780,807	868,243	10,928,633
Shares redeemed	(2,287,204)	(28,925,523)	(11,207,783)	(140,045,514)

Net increase	2,264,563	$28,717,042	9,269,059	$113,565,467

Class R Shares:
Shares sold	681,237	$8,481,112	1,037,184	$12,702,808
Shares issued in reinvestment of dividends and distributions	20,752	258,407	43,025	534,339
Shares redeemed	(175,649)	(2,191,725)	(576,210)	(7,009,923)

Net increase	526,340	$6,547,794	503,999	$6,227,224

LifePath 2020
Class I Shares:
Shares sold	7,242,928	$109,114,987	23,451,837	$336,429,515
Shares issued in reinvestment of dividends and distributions	286,075	4,312,496	599,586	8,780,502
Shares redeemed	(1,976,505)	(29,769,519)	(21,988,934)	(323,998,876)

Net increase	5,552,498	$83,657,964	2,062,489	$21,211,141

Class R Shares:
Shares sold	888,938	$12,888,009	1,526,727	$21,091,129
Shares issued in reinvestment of dividends and distributions	19,846	287,600	27,532	389,049
Shares redeemed	(200,826)	(2,906,619)	(861,447)	(11,792,316)

Net increase	707,958	$10,268,990	692,812	$9,687,862

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

	For the Six Months Ended June 30, 2005		For the Year Ended December 31, 2004
Portfolio	Shares	Amount	Shares	Amount
LifePath 2030
Class I Shares:
Shares sold	4,291,631	$63,111,359	15,359,629	$220,621,937
Shares issued in reinvestment of dividends and distributions	180,957	2,659,206	1,105,168	16,215,705
Shares redeemed	(1,599,357)	(23,484,644)	(11,129,957)	(161,713,705)

Net increase	2,873,231	$42,285,921	5,334,840	$75,123,937

Class R Shares:
Shares sold	612,047	$8,875,784	1,135,664	$16,146,925
Shares issued in reinvestment of dividends and distributions	13,927	201,565	60,145	870,691
Shares redeemed	(120,757)	(1,752,326)	(373,475)	(5,250,121)

Net increase	505,217	$7,325,023	822,334	$11,767,495

LifePath 2040
Class I Shares:
Shares sold	5,073,326	$86,042,222	7,462,330	$117,597,151
Shares issued in reinvestment of dividends and distributions	62,169	1,046,010	112,742	1,812,792
Shares redeemed	(1,073,655)	(18,060,722)	(8,461,377)	(137,890,170)

Net increase (decrease)	4,061,840	$69,027,510	(886,305)	$(18,480,227)

Class R Shares:
Shares sold	419,441	$6,791,291	779,107	$11,876,660
Shares issued in reinvestment of dividends and distributions	9,621	155,462	12,860	201,166
Shares redeemed	(217,125)	(3,502,134)	(377,493)	(5,690,437)

Net increase	211,937	$3,444,619	414,474	$6,387,389

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments

June 30, 2005 (Unaudited)

Security	Shares or Principal	Value
MASTER PORTFOLIOS – 85.04%
Active Stock Master Portfolio(1)		$42,837,056
CoreAlpha Bond Master Portfolio(1)		134,471,930

TOTAL MASTER PORTFOLIOS		177,308,986

EXCHANGE-TRADED FUNDS – 14.76%
iShares MSCI EAFE Index Fund(1)(2)	350,247	18,349,440
iShares S&P MidCap 400 Index Fund(1)(2)	109,583	7,506,435
iShares S&P SmallCap 600 Index Fund(1)(2)	89,435	4,920,714

TOTAL EXCHANGE-TRADED FUNDS (Cost: $27,943,754)		30,776,589

SHORT-TERM INVESTMENTS – 6.88%
COMMERCIAL PAPER(3) – 1.73%
Alpine Securitization Corp.
3.29%, 08/08/05	$19,006	18,899
Amstel Funding Corp.
2.95% – 3.18%,
07/18/05 – 08/19/05(4)	127,696	127,438
Amsterdam Funding Corp.
3.14% – 3.24%,
07/19/05 – 07/26/05(4)	291,419	290,871
ANZ National Bank Ltd.
2.94%, 08/15/05(4)	31,676	31,560
Barton Capital Corp.
3.15% – 3.29%,
07/14/05 – 07/28/05	120,524	120,322
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	63,352	63,298
Bryant Park Funding LLC
3.10%, 07/06/05(4)	24,463	24,452
Cancara Asset Securitisation LLC
3.15%, 07/13/05(4)	22,811	22,787
Cantabric Finance LLC
3.08% – 3.12%,
07/11/05 – 07/25/05(4)	63,352	63,239
Chariot Funding LLC
3.13% – 3.29%,
07/12/05 – 07/28/05(4)	79,324	79,201
Charta LLC
3.31%, 08/11/05(4)	95,028	94,670
Chesham Finance LLC
3.12% – 3.17%,
07/08/05 – 07/13/05(4)	59,551	59,501
Dexia Delaware LLC
3.04%, 07/01/05	84,005	84,005
Edison Asset Securitization LLC
3.12%, 09/06/05(4)	47,514	47,239
Fairway Finance LLC
3.12% – 3.23%,
07/11/05 – 09/15/05(4)	104,814	104,376
Falcon Asset Securitization Corp.
3.17% – 3.24%,
07/14/05 – 07/21/05(4)	168,039	167,749
Ford Credit Floorplan Motown
3.33%, 08/08/05(4)	12,670	12,626
Gemini Securitization Corp.
3.18% – 3.24%,
07/15/05 – 07/25/05	68,615	68,502
General Electric Capital Corp.
2.74%, 07/07/05	31,676	31,662
Giro Funding Corp.
3.07% – 3.30%,
07/01/05 – 07/29/05	60,184	60,104
Grampian Funding LLC
3.00% – 3.13%,
07/05/05 – 09/09/05(4)	210,962	210,071
Jupiter Securitization Corp.
3.12% – 3.24%,
07/13/05 – 07/27/05(4)	191,632	191,348
Liberty Street Funding Corp.
3.05%, 07/01/05(4)	31,676	31,677
Lockhart Funding LLC
3.15% – 3.16%,
07/11/05 – 07/12/05(4)	92,708	92,626
Mortgage Interest Networking Trust
3.12% – 3.27%,
07/05/05 – 07/25/05	121,002	120,856
Nordea North America Inc.
2.74%, 07/11/05	31,676	31,652
Park Avenue Receivables Corp.
3.25%, 07/22/05(4)	126,070	125,832
Park Granada LLC
3.08% – 3.09%, 07/01/05(4)	31,701	31,702
Polonius Inc.
3.15%, 07/11/05(4)	44,346	44,308
Ranger Funding Co. LLC
3.07% – 3.13%,
07/06/05 – 07/13/05(4)	206,064	205,930
Santander Central Hispano
2.75%, 07/08/05	79,190	79,148
Scaldis Capital LLC
2.75% – 3.29%,
07/08/05 – 07/29/05(4)	113,330	113,109
Sydney Capital Corp.
3.11% – 3.21%,
07/08/05 – 08/17/05(4)	230,411	229,791
Thames Asset Global Securitization No. 1 Inc.
3.12% – 3.19%,
07/07/05 – 07/15/05(4)	206,273	206,056
Three Pillars Funding Corp.
3.30%, 07/28/05	9,212	9,189
Tulip Funding Corp.
3.02% – 3.07%, 07/01/05(4)	123,536	123,536

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
COMMERCIAL PAPER(3) (Continued)
UBS Finance Delaware LLC
3.03%, 07/01/05	$95,028	$95,028
Windmill Funding Corp.
3.17% – 3.24%, 07/26/05	55,116	54,994
Yorktown Capital LLC
3.15%, 07/13/05	36,821	36,782

		3,606,136

FLOATING RATE NOTES(3) – 2.92%
Allstate Life Global Funding II
3.19% – 3.30%,
06/08/06 – 06/27/06(4)	117,835	117,836
American Express Bank
3.24% – 3.29%,
10/17/05 – 06/29/06	155,212	155,215
American Express Centurion Bank
3.29%, 06/29/06	25,341	25,341
American Express Credit Corp.
3.19% – 3.32%,
08/09/05 – 10/26/05	180,553	180,576
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06(4)	41,179	41,179
Bank of Nova Scotia
3.06% – 3.23%,
09/26/05 – 01/03/06	41,179	41,173
Beta Finance Inc.
3.13% – 3.60%,
09/23/05 – 06/09/06(4)	325,629	325,627
BMW US Capital LLC
3.19%, 07/14/06(4)	63,352	63,353
Canadian Imperial Bank of Commerce
3.14% – 3.26%,
09/13/05 – 12/14/05	215,397	215,377
CC USA Inc.
3.12% – 3.27%,
07/29/05 – 06/26/06(4)	236,936	236,922
Commodore CDO Ltd.
3.47%, 12/12/05(4)	15,838	15,839
Credit Suisse First Boston
3.15%, 05/09/06	63,352	63,353
Danske Bank
3.14% – 3.24%,
08/12/05 – 10/17/05	190,056	190,045
DEPFA Bank PLC
3.42%, 03/15/06	63,352	63,353
Dorada Finance Inc.
3.12% – 3.29%,
07/29/05 – 06/26/06(4)	153,312	153,317
Fairway Finance LLC
3.21%, 10/20/05	25,341	25,340
Fifth Third Bancorp
3.26%, 04/21/06(4)	126,704	126,704
Five Finance Inc.
3.27% – 3.30%,
02/27/06 – 06/26/06(4)	44,346	44,348
General Electric Capital Corp.
3.28%, 07/07/06	28,508	28,539
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	9,101	9,101
Greenwich Capital Holdings Inc.
3.09% – 3.15%,
09/02/05 – 02/10/06	72,855	72,856
Hartford Life Global Funding Trust
3.21%, 07/15/06	63,352	63,353
HBOS Treasury Services PLC
3.15% – 3.51%,
01/10/06 – 04/24/06(4)	190,056	190,059
HSBC Bank USA N.A.
3.57%, 05/04/06	22,173	22,188
K2 USA LLC
3.09% – 3.24%,
07/25/05 – 06/02/06(4)	278,749	278,751
Leafs LLC
3.26%, 01/20/06 – 02/21/06(4)	66,520	66,521
Links Finance LLC
3.19% – 3.58%,
11/16/05 – 03/15/06(4)	247,073	247,109
Lothian Mortgages PLC
3.29%, 01/24/06(4)	95,028	95,028
Marshall & Ilsley Bank
3.36%, 02/20/06	63,352	63,401
Metropolitan Life Global Funding I
3.14%, 07/06/06(4)	95,028	95,028
National City Bank (Ohio)
3.09% – 3.11%,
08/09/05 – 01/06/06	95,028	95,021
Nationwide Building Society
3.16% – 3.51%,
01/13/06 – 07/07/06(4)	234,402	234,435
Norddeutsche Landesbank
3.11%, 07/27/05	63,352	63,350
Northern Rock PLC
3.15% – 3.28%,
10/25/05 – 05/03/06(4)	190,056	190,057
Permanent Financing PLC
3.15% – 3.20%,
09/12/05 – 06/12/06	243,905	243,907
Principal Life Income Funding Trusts
3.21%, 05/10/06	47,514	47,516
Royal Bank of Scotland
3.07% – 3.26%,
04/05/06 – 06/27/06	179,761	179,710
Sedna Finance Inc.
3.19%, 01/10/06 – 01/17/06(4)	34,844	34,840
Sigma Finance Inc.
3.10% – 3.60%,
08/17/05 – 03/20/06(4)	361,740	361,749

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Shares or Principal	Value
FLOATING RATE NOTES(3) (Continued)
Skandinav Enskilda Bank NY
3.27%, 07/18/06(4)	$63,352	$63,353
Societe Generale
3.15% – 3.26%,
03/30/06 – 06/13/06	98,196	98,174
SunTrust Bank
3.17%, 04/28/06	95,028	95,028
Tango Finance Corp.
3.19% – 3.28%,
07/25/05 – 06/21/06(4)	217,297	217,285
Toronto-Dominion Bank
3.81%, 06/20/06	79,190	79,198
UniCredito Italiano SpA
3.34%, 06/14/06	82,358	82,330
Wachovia Asset Securitization Inc.
3.30%, 07/25/05(4)	163,395	163,396
Wells Fargo & Co.
3.19%, 07/14/06(4)	31,676	31,680
WhistleJacket Capital LLC
3.14% – 3.24%,
07/15/05 – 06/22/06(4)	212,229	212,221
White Pine Finance LLC
3.07% – 3.28%,
07/05/05 – 06/20/06(4)	212,863	212,855
Winston Funding Ltd.
3.23%, 07/23/05(4)	45,233	45,233
World Savings Bank
3.13%, 09/09/05	22,173	22,173

		6,090,343

MONEY MARKET FUNDS – 0.62%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22%(1)(3)(5)	253,408	253,408
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20%(1)(5)	996,847	996,847
BlackRock Temp Cash Money Market Fund 3.04%(3)(5)	9,178	9,178
Short Term Investment Co. – Prime Money Market Portfolio, Institutional Shares 3.13%(3)(5)	22,208	22,208

		1,281,641

REPURCHASE AGREEMENTS(3) – 1.06%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $1,076,108 and effective yields of 3.40% – 3.44%.(6)	$1,076,005	1,076,005
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $823,655 and effective yields of 3.43% – 3.44%.(6)	823,576	823,576
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $316,790 and an effective yield of 3.40%.(6)	316,760	316,760

		2,216,341

TIME DEPOSITS(3) – 0.50%
American Express Centurion Bank
3.08%, 07/01/05	47,514	47,515
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	63,352	63,353
BNP Paribas (New York)
2.78% – 3.03%,
07/11/05 – 08/23/05	88,693	88,694
Credit Suisse First Boston
3.16%, 07/13/05	31,676	31,677
Deutsche Bank AG
3.31%, 07/01/05	2,605	2,605
HBOS Treasury Services PLC
3.39%, 12/14/05	38,011	38,012
Key Bank N.A.
3.34%, 07/01/05	190,056	190,056
Natexis Banques
2.98%, 08/18/05	63,352	63,353
Toronto-Dominion Bank
2.66% – 3.18%,
09/14/05 – 11/09/05	114,034	114,031
UBS AG
2.67% – 3.40%,
11/09/05 – 12/15/05	50,682	50,681
UBS Finance Delaware LLC
3.02% – 3.05%,
07/01/05 – 07/05/05	44,346	44,347
US Bank N.A.
3.12%, 07/08/05	63,352	63,353
Washington Mutual Bank
3.15% – 3.28%,
07/28/05 – 08/09/05	190,056	190,058
Wells Fargo Bank N.A.
3.04%, 07/01/05	63,352	63,353

		1,051,088

U.S. GOVERNMENT AGENCY NOTES(3) – 0.05%
Federal National Mortgage Association
2.33%, 07/22/05	95,028	94,899

		94,899

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Value
TOTAL SHORT-TERM INVESTMENTS (Cost: $14,340,448)	$14,340,448

TOTAL INVESTMENTS – 106.68%	222,426,023

Other Assets, Less Liabilities – (6.68)%	(13,936,836)

NET ASSETS – 100.00%	$208,489,187

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 4.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2010 MASTER PORTFOLIO

Schedule of Investments

June 30, 2005 (Unaudited)

Security	Shares or Principal	Value
MASTER PORTFOLIOS – 81.13%
Active Stock Master Portfolio(1)		$165,593,009
CoreAlpha Bond Master Portfolio(1)		304,107,465

TOTAL MASTER PORTFOLIOS		469,700,474

EXCHANGE-TRADED FUNDS – 18.15%
iShares MSCI EAFE Index Fund(1)(2)	1,290,389	67,603,480
iShares S&P MidCap 400 Index Fund(1)(2)	334,661	22,924,279
iShares S&P SmallCap 600 Index Fund(1)(2)	264,874	14,573,367

TOTAL EXCHANGE-TRADED FUNDS (Cost: $95,181,285)		105,101,126

SHORT-TERM INVESTMENTS – 6.27%
COMMERCIAL PAPER(3) – 1.47%
Alpine Securitization Corp.
3.29%, 08/08/05	$44,670	44,516
Amstel Funding Corp.
2.95% – 3.18%,
07/18/05 – 08/19/05(4)	300,135	299,528
Amsterdam Funding Corp.
3.14% – 3.24%,
07/19/05 – 07/26/05(4)	684,946	683,658
ANZ National Bank Ltd.
2.94%, 08/15/05(4)	74,451	74,178
Barton Capital Corp.
3.15% – 3.29%,
07/14/05 – 07/28/05	283,277	282,801
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	148,901	148,772
Bryant Park Funding LLC
3.10%, 07/06/05(4)	57,497	57,472
Cancara Asset Securitisation LLC
3.15%, 07/13/05(4)	53,613	53,557
Cantabric Finance LLC
3.08% – 3.12%,
07/11/05 – 07/25/05(4)	148,901	148,637
Chariot Funding LLC
3.13% – 3.29%,
07/12/05 – 07/28/05(4)	186,442	186,152
Charta LLC
3.31%, 08/11/05(4)	223,352	222,510
Chesham Finance LLC
3.12% – 3.17%,
07/08/05 – 07/13/05(4)	139,967	139,851
Dexia Delaware LLC
3.04%, 07/01/05	197,443	197,444
Edison Asset Securitization LLC
3.12%, 09/06/05(4)	111,676	111,028
Fairway Finance LLC
3.12% – 3.23%,
07/11/05 – 09/15/05(4)	246,353	245,323
Falcon Asset Securitization Corp.
3.17% – 3.24%,
07/14/05 – 07/21/05(4)	394,956	394,274
Ford Credit Floorplan Motown
3.33%, 08/08/05(4)	29,780	29,676
Gemini Securitization Corp.
3.18% – 3.24%,
07/15/05 – 07/25/05	161,272	161,004
General Electric Capital Corp.
2.74%, 07/07/05	74,451	74,417
Giro Funding Corp.
3.07% – 3.30%,
07/01/05 – 07/29/05	141,456	141,266
Grampian Funding LLC
3.00% – 3.13%,
07/05/05 – 09/09/05(4)	495,842	493,746
Jupiter Securitization Corp.
3.12% – 3.24%,
07/13/05 – 07/27/05(4)	450,407	449,743
Liberty Street Funding Corp.
3.05%, 07/01/05(4)	74,451	74,451
Lockhart Funding LLC
3.15% – 3.16%,
07/11/05 – 07/12/05(4)	217,899	217,705
Mortgage Interest Networking Trust
3.12% – 3.27%,
07/05/05 – 07/25/05	284,402	284,057
Nordea North America Inc.
2.74%, 07/11/05	74,451	74,394
Park Avenue Receivables Corp.
3.25%, 07/22/05(4)	296,314	295,752
Park Granada LLC
3.08% – 3.09%, 07/01/05(4)	74,510	74,510
Polonius Inc.
3.15%, 07/11/05(4)	104,231	104,140
Ranger Funding Co. LLC
3.07% – 3.13%,
07/06/05 – 07/13/05(4)	484,330	484,013
Santander Central Hispano
2.75%, 07/08/05	186,127	186,027
Scaldis Capital LLC
2.75% – 3.29%,
07/08/05 – 07/29/05(4)	266,368	265,849
Sydney Capital Corp.
3.11% – 3.21%,
07/08/05 – 08/17/05(4)	541,554	540,096
Thames Asset Global Securitization No. 1 Inc.
3.12% – 3.19%,
07/07/05 – 07/15/05(4)	484,821	484,314

LIFEPATH 2010 MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
COMMERCIAL PAPER(3) (Continued)
Three Pillars Funding Corp.
3.30%, 07/28/05	$21,652	$21,598
Tulip Funding Corp.
3.02% – 3.07%, 07/01/05(4)	290,358	290,357
UBS Finance Delaware LLC
3.03%, 07/01/05	223,352	223,352
Windmill Funding Corp.
3.17% – 3.24%, 07/26/05	129,544	129,255
Yorktown Capital LLC
3.15%, 07/13/05	86,543	86,452

		8,475,875

FLOATING RATE NOTES(3) – 2.47%
Allstate Life Global Funding II
3.19% – 3.30%,
06/08/06 – 06/27/06(4)	276,957	276,958
American Express Bank
3.24% – 3.29%,
10/17/05 – 06/29/06	364,808	364,811
American Express Centurion Bank
3.29%, 06/29/06	59,561	59,561
American Express Credit Corp.
3.19% – 3.32%,
08/09/05 – 10/26/05	424,369	424,419
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06(4)	96,786	96,786
Bank of Nova Scotia
3.06% – 3.23%,
09/26/05 – 01/03/06	96,786	96,772
Beta Finance Inc.
3.13% – 3.60%,
09/23/05 – 06/09/06(4)	765,353	765,346
BMW US Capital LLC
3.19%, 07/14/06(4)	148,901	148,901
Canadian Imperial Bank of Commerce
3.14% – 3.26%,
09/13/05 – 12/14/05	506,265	506,216
CC USA Inc.
3.12% – 3.27%,
07/29/05 – 06/26/06(4)	556,891	556,856
Commodore CDO Ltd.
3.47%, 12/12/05(4)	37,225	37,225
Credit Suisse First Boston
3.15%, 05/09/06	148,901	148,901
Danske Bank
3.14% – 3.24%,
08/12/05 – 10/17/05	446,704	446,679
DEPFA Bank PLC
3.42%, 03/15/06	148,901	148,901
Dorada Finance Inc.
3.12% – 3.29%,
07/29/05 – 06/26/06(4)	360,341	360,355
Fairway Finance LLC
3.21%, 10/20/05	59,561	59,560
Fifth Third Bancorp
3.26%, 04/21/06(4)	297,803	297,803
Five Finance Inc.
3.27% – 3.30%,
02/27/06 – 06/26/06(4)	104,231	104,235
General Electric Capital Corp.
3.28%, 07/07/06	67,006	67,078
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	21,390	21,390
Greenwich Capital Holdings Inc.
3.09% – 3.15%,
09/02/05 – 02/10/06	171,237	171,237
Hartford Life Global Funding Trust
3.21%, 07/15/06	148,901	148,901
HBOS Treasury Services PLC
3.15% – 3.51%,
01/10/06 – 04/24/06(4)	446,704	446,703
HSBC Bank USA N.A.
3.57%, 05/04/06	52,115	52,151
K2 USA LLC
3.09% – 3.24%,
07/25/05 – 06/02/06(4)	655,166	655,169
Leafs LLC
3.26%, 01/20/06 – 02/21/06(4)	156,346	156,346
Links Finance LLC
3.19% – 3.58%,
11/16/05 – 03/15/06(4)	580,715	580,799
Lothian Mortgages PLC
3.29%, 01/24/06(4)	223,352	223,352
Marshall & Ilsley Bank
3.36%, 02/20/06	148,901	149,016
Metropolitan Life Global Funding I
3.14%, 07/06/06(4)	223,352	223,352
National City Bank (Ohio)
3.09% – 3.11%,
08/09/05 – 01/06/06	223,352	223,336
Nationwide Building Society
3.16% – 3.51%,
01/13/06 – 07/07/06(4)	550,935	551,010
Norddeutsche Landesbank
3.11%, 07/27/05	148,901	148,898
Northern Rock PLC
3.15% – 3.28%,
10/25/05 – 05/03/06(4)	446,704	446,704
Permanent Financing PLC
3.15% – 3.20%,
09/12/05 – 06/12/06	573,270	573,271
Principal Life Income Funding Trusts
3.21%, 05/10/06	111,676	111,681
Royal Bank of Scotland
3.07% – 3.26%,
04/05/06 – 06/27/06	422,508	422,389

LIFEPATH 2010 MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Shares or Principal	Value
FLOATING RATE NOTES(3) (Continued)
Sedna Finance Inc.
3.19%, 01/10/06 – 01/17/06(4)	$81,896	$81,887
Sigma Finance Inc.
3.10% – 3.60%,
08/17/05 – 03/20/06(4)	850,227	850,250
Skandinav Enskilda Bank NY
3.27%, 07/18/06(4)	148,901	148,901
Societe Generale
3.15% – 3.26%,
03/30/06 – 06/13/06	230,797	230,745
SunTrust Bank
3.17%, 04/28/06	223,352	223,352
Tango Finance Corp.
3.19% – 3.28%,
07/25/05 – 06/21/06(4)	510,732	510,699
Toronto-Dominion Bank
3.81%, 06/20/06	186,127	186,144
UniCredito Italiano SpA
3.34%, 06/14/06	193,572	193,506
Wachovia Asset Securitization Inc.
3.30%, 07/25/05(4)	384,041	384,041
Wells Fargo & Co.
3.19%, 07/14/06(4)	74,451	74,459
WhistleJacket Capital LLC
3.14% – 3.24%,
07/15/05 – 06/22/06(4)	498,820	498,800
White Pine Finance LLC
3.07% – 3.28%,
07/05/05 – 06/20/06(4)	500,309	500,291
Winston Funding Ltd.
3.23%, 07/23/05(4)	106,316	106,316
World Savings Bank
3.13%, 09/09/05	52,115	52,114

		14,314,573

MONEY MARKET FUNDS – 0.96%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22%(1)(3)(5)	595,605	595,605
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20%(1)(5)	4,904,805	4,904,805
BlackRock Temp Cash Money Market Fund 3.04%(3)(5)	21,569	21,569
Short Term Investment Co. – Prime Money Market Portfolio, Institutional Shares 3.13%(3)(5)	52,198	52,198

		5,574,177

REPURCHASE AGREEMENTS(3) – 0.90%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $2,529,264 and effective yields of 3.40% – 3.44%.(6)	2,529,023	2,529,023
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $1,935,902 and effective yields of 3.43% – 3.44%.(6)	1,935,718	1,935,718
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $744,577 and an effective yield of 3.40%.(6)	744,507	744,507

		5,209,248

TIME DEPOSITS(3) – 0.43%
American Express Centurion Bank
3.08%, 07/01/05	111,676	111,676
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	148,901	148,901
BNP Paribas (New York)
2.78% – 3.03%,
07/11/05 – 08/23/05	208,462	208,462
Credit Suisse First Boston
3.16%, 07/13/05	74,451	74,451
Deutsche Bank AG
3.31%, 07/01/05	6,123	6,123
HBOS Treasury Services PLC
3.39%, 12/14/05	89,341	89,341
Key Bank N.A.
3.34%, 07/01/05	446,704	446,704
Natexis Banques
2.98%, 08/18/05	148,901	148,901
Toronto-Dominion Bank
2.66% – 3.18%,
09/14/05 – 11/09/05	268,022	268,015
UBS AG
2.67% – 3.40%,
11/09/05 – 12/15/05	119,121	119,120
UBS Finance Delaware LLC
3.02% – 3.05%,
07/01/05 – 07/05/05	104,231	104,230
US Bank N.A.
3.12%, 07/08/05	148,901	148,901
Washington Mutual Bank
3.15% – 3.28%,
07/28/05 – 08/09/05	446,704	446,704
Wells Fargo Bank N.A.
3.04%, 07/01/05	148,901	148,901

		2,470,430

LIFEPATH 2010 MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
U.S. GOVERNMENT AGENCY NOTES(3) – 0.04%
Federal National Mortgage Association
2.33%, 07/22/05	$223,352	$223,049

		223,049

TOTAL SHORT-TERM INVESTMENTS (Cost: $36,267,352)		36,267,352

TOTAL INVESTMENTS – 105.55%		611,068,952

Other Assets, Less Liabilities – (5.55)%		(32,138,406)

NET ASSETS – 100.00%		$578,930,546

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 4.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments

June 30, 2005 (Unaudited)

Security	Shares or Principal	Value
MASTER PORTFOLIOS – 75.83%
Active Stock Master Portfolio(1)		$368,761,879
CoreAlpha Bond Master Portfolio(1)		316,658,434

TOTAL MASTER PORTFOLIOS		685,420,313

EXCHANGE-TRADED FUNDS – 23.91%
iShares MSCI EAFE Index Fund(1)(2)	2,772,271	145,239,278
iShares S&P MidCap 400 Index Fund(1)(2)	630,553	43,192,880
iShares S&P SmallCap 600 Index Fund(1)(2)	504,391	27,751,593

TOTAL EXCHANGE-TRADED FUNDS (Cost: $196,757,613)		216,183,751

SHORT-TERM INVESTMENTS – 18.51%
COMMERCIAL PAPER(3) – 4.85%
Alpine Securitization Corp.
3.29%, 08/08/05	$230,814	229,998
Amstel Funding Corp.
2.95% – 3.18%,
07/18/05 – 08/19/05(4)	1,550,808	1,547,675
Amsterdam Funding Corp.
3.14% – 3.24%,
07/19/05 – 07/26/05(4)	3,539,147	3,532,484
ANZ National Bank Ltd.
2.94%, 08/15/05(4)	384,690	383,279
Barton Capital Corp.
3.15% – 3.29%,
07/14/05 – 07/28/05	1,463,707	1,461,239
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	769,380	768,713
Bryant Park Funding LLC
3.10%, 07/06/05(4)	297,088	296,960
Cancara Asset Securitisation LLC
3.15%, 07/13/05(4)	277,023	276,732
Cantabric Finance LLC
3.08% – 3.12%,
07/11/05 – 07/25/05(4)	769,380	768,015
Chariot Funding LLC
3.13% – 3.29%,
07/12/05 – 07/28/05(4)	963,356	961,854
Charta LLC
3.31%, 08/11/05(4)	1,154,070	1,149,719
Chesham Finance LLC
3.12% – 3.17%,
07/08/05 – 07/13/05(4)	723,217	722,615
Dexia Delaware LLC
3.04%, 07/01/05	1,020,198	1,020,198
Edison Asset Securitization LLC
3.12%, 09/06/05(4)	577,035	573,684
Fairway Finance LLC
3.12% – 3.23%,
07/11/05 – 09/15/05(4)	1,272,916	1,267,595
Falcon Asset Securitization Corp.
3.17% – 3.24%,
07/14/05 – 07/21/05(4)	2,040,757	2,037,233
Ford Credit Floorplan Motown
3.33%, 08/08/05(4)	153,876	153,335
Gemini Securitization Corp.
3.18% – 3.24%,
07/15/05 – 07/25/05	833,300	831,915
General Electric Capital Corp.
2.74%, 07/07/05	384,690	384,514
Giro Funding Corp.
3.07% – 3.30%,
07/01/05 – 07/29/05	730,911	729,924
Grampian Funding LLC
3.00% – 3.13%,
07/05/05 – 09/09/05(4)	2,562,035	2,551,205
Jupiter Securitization Corp.
3.12% – 3.24%,
07/13/05 – 07/27/05(4)	2,327,274	2,323,839
Liberty Street Funding Corp.
3.05%, 07/01/05(4)	384,690	384,690
Lockhart Funding LLC
3.15% – 3.16%,
07/11/05 – 07/12/05(4)	1,125,895	1,124,894
Mortgage Interest Networking Trust
3.12% – 3.27%,
07/05/05 – 07/25/05	1,469,515	1,467,738
Nordea North America Inc.
2.74%, 07/11/05	384,690	384,397
Park Avenue Receivables Corp.
3.25%, 07/22/05(4)	1,531,066	1,528,166
Park Granada LLC
3.08% – 3.09%, 07/01/05(4)	384,998	384,998
Polonius Inc.
3.15%, 07/11/05(4)	538,566	538,095
Ranger Funding Co. LLC
3.07% – 3.13%,
07/06/05 – 07/13/05(4)	2,502,554	2,500,916
Santander Central Hispano
2.75%, 07/08/05	961,725	961,211
Scaldis Capital LLC
2.75% – 3.29%,
07/08/05 – 07/29/05(4)	1,376,336	1,373,649
Sydney Capital Corp.
3.11% – 3.21%,
07/08/05 – 08/17/05(4)	2,798,234	2,790,702
Thames Asset Global Securitization No. 1 Inc.
3.12% – 3.19%,
07/07/05 – 07/15/05(4)	2,505,093	2,502,464

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
COMMERCIAL PAPER(3) (Continued)
Three Pillars Funding Corp.
3.30%, 07/28/05	$111,876	$111,599
Tulip Funding Corp.
3.02% – 3.07%, 07/01/05(4)	1,500,291	1,500,291
UBS Finance Delaware LLC
3.03%, 07/01/05	1,154,070	1,154,070
Windmill Funding Corp.
3.17% – 3.24%, 07/26/05	669,360	667,868
Yorktown Capital LLC
3.15%, 07/13/05	447,171	446,702

		43,795,175

FLOATING RATE NOTES(3) – 8.18%
Allstate Life Global Funding II
3.19% – 3.30%,
06/08/06 – 06/27/06(4)	1,431,046	1,431,056
American Express Bank
3.24% – 3.29%,
10/17/05 – 06/29/06	1,884,981	1,884,996
American Express Centurion Bank
3.29%, 06/29/06	307,752	307,752
American Express Credit Corp.
3.19% – 3.32%,
08/09/05 – 10/26/05	2,192,733	2,192,995
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06(4)	500,097	500,097
Bank of Nova Scotia
3.06% – 3.23%,
09/26/05 – 01/03/06	500,097	500,029
Beta Finance Inc.
3.13% – 3.60%,
09/23/05 – 06/09/06(4)	3,954,612	3,954,575
BMW US Capital LLC
3.19%, 07/14/06(4)	769,380	769,380
Canadian Imperial Bank of Commerce
3.14% – 3.26%,
09/13/05 – 12/14/05	2,615,891	2,615,645
CC USA Inc.
3.12% – 3.27%,
07/29/05 – 06/26/06(4)	2,877,481	2,877,300
Commodore CDO Ltd.
3.47%, 12/12/05(4)	192,345	192,345
Credit Suisse First Boston
3.15%, 05/09/06	769,380	769,380
Danske Bank
3.14% – 3.24%,
08/12/05 – 10/17/05	2,308,139	2,308,009
DEPFA Bank PLC
3.42%, 03/15/06	769,380	769,380
Dorada Finance Inc.
3.12% – 3.29%,
07/29/05 – 06/26/06(4)	1,861,899	1,861,969
Fairway Finance LLC
3.21%, 10/20/05	307,752	307,747
Fifth Third Bancorp
3.26%, 04/21/06(4)	1,538,760	1,538,760
Five Finance Inc.
3.27% – 3.30%,
02/27/06 – 06/26/06(4)	538,566	538,584
General Electric Capital Corp.
3.28%, 07/07/06	346,221	346,594
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	110,523	110,523
Greenwich Capital Holdings Inc.
3.09% – 3.15%,
09/02/05 – 02/10/06	884,787	884,787
Hartford Life Global Funding Trust
3.21%, 07/15/06	769,380	769,380
HBOS Treasury Services PLC
3.15% – 3.51%,
01/10/06 – 04/24/06(4)	2,308,139	2,308,140
HSBC Bank USA N.A.
3.57%, 05/04/06	269,283	269,467
K2 USA LLC
3.09% – 3.24%,
07/25/05 – 06/02/06(4)	3,385,271	3,385,287
Leafs LLC
3.26%, 01/20/06 – 02/21/06(4)	807,849	807,849
Links Finance LLC
3.19% – 3.58%,
11/16/05 – 03/15/06(4)	3,000,581	3,001,020
Lothian Mortgages PLC
3.29%, 01/24/06(4)	1,154,070	1,154,070
Marshall & Ilsley Bank
3.36%, 02/20/06	769,380	769,971
Metropolitan Life Global Funding I
3.14%, 07/06/06(4)	1,154,070	1,154,070
National City Bank (Ohio)
3.09% – 3.11%,
08/09/05 – 01/06/06	1,154,070	1,153,985
Nationwide Building Society
3.16% – 3.51%,
01/13/06 – 07/07/06(4)	2,846,705	2,847,093
Norddeutsche Landesbank
3.11%, 07/27/05	769,380	769,361
Northern Rock PLC
3.15% – 3.28%,
10/25/05 – 05/03/06(4)	2,308,139	2,308,140
Permanent Financing PLC
3.15% – 3.20%,
09/12/05 – 06/12/06	2,962,112	2,962,113
Principal Life Income Funding Trusts
3.21%, 05/10/06	577,035	577,063

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Shares or Principal	Value
FLOATING RATE NOTES(3) (Continued)
Royal Bank of Scotland
3.07% – 3.26%,
04/05/06 – 06/27/06	$2,183,115	$2,182,502
Sedna Finance Inc.
3.19%, 01/10/06 – 01/17/06(4)	423,159	423,108
Sigma Finance Inc.
3.10% – 3.60%,
08/17/05 – 03/20/06(4)	4,393,159	4,393,277
Skandinav Enskilda Bank NY
3.27%, 07/18/06(4)	769,380	769,380
Societe Generale
3.15% – 3.26%,
03/30/06 – 06/13/06	1,192,539	1,192,272
SunTrust Bank
3.17%, 04/28/06	1,154,070	1,154,070
Tango Finance Corp.
3.19% – 3.28%,
07/25/05 – 06/21/06(4)	2,638,973	2,638,811
Toronto-Dominion Bank
3.81%, 06/20/06	961,725	961,816
UniCredito Italiano SpA
3.34%, 06/14/06	1,000,194	999,856
Wachovia Asset Securitization Inc.
3.30%, 07/25/05(4)	1,984,357	1,984,358
Wells Fargo & Co.
3.19%, 07/14/06(4)	384,690	384,732
WhistleJacket Capital LLC
3.14% – 3.24%,
07/15/05 – 06/22/06(4)	2,577,422	2,577,323
White Pine Finance LLC
3.07% – 3.28%,
07/05/05 – 06/20/06(4)	2,585,116	2,585,026
Winston Funding Ltd.
3.23%, 07/23/05(4)	549,337	549,337
World Savings Bank
3.13%, 09/09/05	269,283	269,278

		73,964,058

MONEY MARKET FUNDS – 0.96%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22%(1)(3)(5)	3,077,519	3,077,519
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20%(1)(5)	5,239,466	5,239,466
BlackRock Temp Cash Money Market Fund 3.04%(3)(5)	111,450	111,450
Short Term Investment Co. – Prime Money Market Portfolio, Institutional Shares 3.13%(3)(5)	269,711	269,711

		8,698,146

REPURCHASE AGREEMENTS(3) – 2.98%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $13,068,815 and effective yields of 3.40% – 3.44%(6)	$13,067,570	13,067,570
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $10,002,891 and effective yields of 3.43% – 3.44%(6)	10,001,937	10,001,937
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $3,847,262 and an effective yield of 3.40%(6)	3,846,899	3,846,899

		26,916,406

TIME DEPOSITS(3) – 1.41%
American Express Centurion Bank
3.08%, 07/01/05	577,035	577,035
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	769,380	769,380
BNP Paribas (New York)
2.78% – 3.03%,
07/11/05 – 08/23/05	1,077,132	1,077,132
Credit Suisse First Boston
3.16%, 07/13/05	384,690	384,690
Deutsche Bank AG
3.31%, 07/01/05	31,637	31,637
HBOS Treasury Services PLC
3.39%, 12/14/05	461,628	461,628
Key Bank N.A.
3.34%, 07/01/05	2,308,139	2,308,139
Natexis Banques
2.98%, 08/18/05	769,380	769,380
Toronto-Dominion Bank
2.66% – 3.18%,
09/14/05 – 11/09/05	1,384,884	1,384,849
UBS AG
2.67% – 3.40%,
11/09/05 – 12/15/05	615,504	615,500
UBS Finance Delaware LLC
3.02% – 3.05%,
07/01/05 – 07/05/05	538,566	538,558
US Bank N.A.
3.12%, 07/08/05	769,380	769,380
Washington Mutual Bank
3.15% – 3.28%,
07/28/05 – 08/09/05	2,308,139	2,308,140
Wells Fargo Bank N.A.
3.04%, 07/01/05	769,380	769,380

		12,764,828

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
U.S. GOVERNMENT AGENCY NOTES(3) – 0.13%
Federal National Mortgage Association
2.33%, 07/22/05	$1,154,070	$1,152,505

		1,152,505

TOTAL SHORT-TERM INVESTMENTS (Cost: $167,291,118)		167,291,118

TOTAL INVESTMENTS – 118.25%		1,068,895,182

Other Assets, Less Liabilities – (18.25)%		(164,955,662)

NET ASSETS – 100.00%		$903,939,520

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 4.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments

June 30, 2005 (Unaudited)

Security	Shares or Principal	Value
MASTER PORTFOLIOS – 71.17%
Active Stock Master Portfolio(1)		$270,894,983
CoreAlpha Bond Master Portfolio(1)		117,422,688

TOTAL MASTER PORTFOLIOS		388,317,671

EXCHANGE-TRADED FUNDS – 28.31%
iShares MSCI EAFE Index Fund(1)(2)	2,022,575	105,962,704
iShares S&P MidCap 400 Index Fund(1)(2)	439,178	30,083,693
iShares S&P SmallCap 600 Index Fund(1)(2)	334,350	18,395,937

TOTAL EXCHANGE-TRADED FUNDS (Cost: $141,376,570)		154,442,334

SHORT-TERM INVESTMENTS – 9.59%
COMMERCIAL PAPER(3) – 2.45%
Alpine Securitization Corp.
3.29%, 08/08/05	$70,491	70,235
Amstel Funding Corp.
2.95% – 3.18%,
07/18/05 – 08/19/05(4)	473,617	472,660
Amsterdam Funding Corp.
3.14% – 3.24%,
07/19/05 – 07/26/05(4)	1,080,856	1,078,822
ANZ National Bank Ltd.
2.94%, 08/15/05(4)	117,484	117,053
Barton Capital Corp.
3.15% – 3.29%,
07/14/05 – 07/28/05	447,016	446,263
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	234,969	234,765
Bryant Park Funding LLC
3.10%, 07/06/05(4)	90,731	90,692
Cancara Asset Securitisation LLC
3.15%, 07/13/05(4)	84,603	84,514
Cantabric Finance LLC
3.08% – 3.12%,
07/11/05 – 07/25/05(4)	234,969	234,552
Chariot Funding LLC
3.13% – 3.29%,
07/12/05 – 07/28/05(4)	294,209	293,750
Charta LLC
3.31%, 08/11/05(4)	352,453	351,124
Chesham Finance LLC
3.12% – 3.17%,
07/08/05 – 07/13/05(4)	220,870	220,687
Dexia Delaware LLC
3.04%, 07/01/05	311,568	311,568
Edison Asset Securitization LLC
3.12%, 09/06/05(4)	176,226	175,203
Fairway Finance LLC
3.12% – 3.23%,
07/11/05 – 09/15/05(4)	388,749	387,123
Falcon Asset Securitization Corp.
3.17% – 3.24%,
07/14/05 – 07/21/05(4)	623,247	622,172
Ford Credit Floorplan Motown
3.33%, 08/08/05(4)	46,994	46,829
Gemini Securitization Corp.
3.18% – 3.24%,
07/15/05 – 07/25/05	254,490	254,067
General Electric Capital Corp.
2.74%, 07/07/05	117,484	117,431
Giro Funding Corp.
3.07% – 3.30%,
07/01/05 – 07/29/05	223,220	222,919
Grampian Funding LLC
3.00% – 3.13%,
07/05/05 – 09/09/05(4)	782,445	779,138
Jupiter Securitization Corp.
3.12% – 3.24%,
07/13/05 – 07/27/05(4)	710,750	709,700
Liberty Street Funding Corp.
3.05%, 07/01/05(4)	117,484	117,485
Lockhart Funding LLC
3.15% – 3.16%,
07/11/05 – 07/12/05(4)	343,848	343,543
Mortgage Interest Networking Trust
3.12% – 3.27%,
07/05/05 – 07/25/05	448,790	448,247
Nordea North America Inc.
2.74%, 07/11/05	117,484	117,395
Park Avenue Receivables Corp.
3.25%, 07/22/05(4)	467,588	466,702
Park Granada LLC
3.08% – 3.09%, 07/01/05(4)	117,578	117,578
Polonius Inc.
3.15%, 07/11/05(4)	164,478	164,334
Ranger Funding Co. LLC
3.07% – 3.13%,
07/06/05 – 07/13/05(4)	764,280	763,780
Santander Central Hispano
2.75%, 07/08/05	293,711	293,554
Scaldis Capital LLC
2.75% – 3.29%,
07/08/05 – 07/29/05(4)	420,333	419,512
Sydney Capital Corp.
3.11% – 3.21%,
07/08/05 – 08/17/05(4)	854,581	852,281
Thames Asset Global Securitization No. 1 Inc.
3.12% – 3.19%,
07/07/05 – 07/15/05(4)	765,055	764,252

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
COMMERCIAL PAPER(3) (Continued)
Three Pillars Funding Corp.
3.30%, 07/28/05	$34,167	$34,082
Tulip Funding Corp.
3.02% – 3.07%, 07/01/05(4)	458,189	458,189
UBS Finance Delaware LLC
3.03%, 07/01/05	352,453	352,453
Windmill Funding Corp.
3.17% – 3.24%, 07/26/05	204,423	203,968
Yorktown Capital LLC
3.15%, 07/13/05	136,566	136,423

		13,375,045

FLOATING RATE NOTES(3) – 4.14%
Allstate Life Global Funding II
3.19% – 3.30%,
06/08/06 – 06/27/06(4)	437,042	437,044
American Express Bank
3.24% – 3.29%,
10/17/05 – 06/29/06	575,673	575,677
American Express Centurion Bank
3.29%, 06/29/06	93,987	93,987
American Express Credit Corp.
3.19% – 3.32%,
08/09/05 – 10/26/05	669,661	669,740
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06(4)	152,730	152,730
Bank of Nova Scotia
3.06% – 3.23%,
09/26/05 – 01/03/06	152,730	152,709
Beta Finance Inc.
3.13% – 3.60%,
09/23/05 – 06/09/06(4)	1,207,739	1,207,728
BMW US Capital LLC
3.19%, 07/14/06(4)	234,969	234,969
Canadian Imperial Bank of Commerce
3.14% – 3.26%,
09/13/05 – 12/14/05	798,893	798,818
CC USA Inc.
3.12% – 3.27%,
07/29/05 – 06/26/06(4)	878,783	878,727
Commodore CDO Ltd.
3.47%, 12/12/05(4)	58,742	58,742
Credit Suisse First Boston
3.15%, 05/09/06	234,969	234,969
Danske Bank
3.14% – 3.24%,
08/12/05 – 10/17/05	704,906	704,867
DEPFA Bank PLC
3.42%, 03/15/06	234,969	234,969
Dorada Finance Inc.
3.12% – 3.29%,
07/29/05 – 06/26/06(4)	568,624	568,644
Fairway Finance LLC
3.21%, 10/20/05	93,987	93,986
Fifth Third Bancorp
3.26%, 04/21/06(4)	469,937	469,937
Five Finance Inc.
3.27% – 3.30%,
02/27/06 – 06/26/06(4)	164,478	164,483
General Electric Capital Corp.
3.28%, 07/07/06	105,736	105,850
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	33,754	33,754
Greenwich Capital Holdings Inc.
3.09% – 3.15%,
09/02/05 – 02/10/06	270,214	270,215
Hartford Life Global Funding Trust
3.21%, 07/15/06	234,969	234,969
HBOS Treasury Services PLC
3.15% – 3.51%,
01/10/06 – 04/24/06(4)	704,906	704,907
HSBC Bank USA N.A.
3.57%, 05/04/06	82,239	82,295
K2 USA LLC
3.09% – 3.24%,
07/25/05 – 06/02/06(4)	1,033,862	1,033,866
Leafs LLC
3.26%, 01/20/06 – 02/21/06(4)	246,717	246,717
Links Finance LLC
3.19% – 3.58%,
11/16/05 – 03/15/06(4)	916,378	916,510
Lothian Mortgages PLC
3.29%, 01/24/06(4)	352,453	352,453
Marshall & Ilsley Bank
3.36%, 02/20/06	234,969	235,149
Metropolitan Life Global Funding I
3.14%, 07/06/06(4)	352,453	352,453
National City Bank (Ohio)
3.09% – 3.11%,
08/09/05 – 01/06/06	352,453	352,427
Nationwide Building Society
3.16% – 3.51%,
01/13/06 – 07/07/06(4)	869,384	869,503
Norddeutsche Landesbank
3.11%, 07/27/05	234,969	234,963
Northern Rock PLC
3.15% – 3.28%,
10/25/05 – 05/03/06(4)	704,906	704,906
Permanent Financing PLC
3.15% – 3.20%,
09/12/05 – 06/12/06	904,629	904,629
Principal Life Income Funding Trusts
3.21%, 05/10/06	176,226	176,235
Royal Bank of Scotland
3.07% – 3.26%,
04/05/06 – 06/27/06	666,723	666,536

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Shares or Principal	Value
FLOATING RATE NOTES(3) (Continued)
Sedna Finance Inc.
3.19%, 01/10/06 – 01/17/06(4)	$129,233	$129,217
Sigma Finance Inc.
3.10% – 3.60%,
08/17/05 – 03/20/06(4)	1,341,671	1,341,708
Skandinav Enskilda Bank NY
3.27%, 07/18/06(4)	234,969	234,969
Societe Generale
3.15% – 3.26%,
03/30/06 – 06/13/06	364,201	364,120
SunTrust Bank
3.17%, 04/28/06	352,453	352,453
Tango Finance Corp.
3.19% – 3.28%,
07/25/05 – 06/21/06(4)	805,942	805,892
Toronto-Dominion Bank
3.81%, 06/20/06	293,711	293,739
UniCredito Italiano SpA
3.34%, 06/14/06	305,459	305,356
Wachovia Asset Securitization Inc.
3.30%, 07/25/05(4)	606,023	606,023
Wells Fargo & Co.
3.19%, 07/14/06(4)	117,484	117,497
WhistleJacket Capital LLC
3.14% – 3.24%,
07/15/05 – 06/22/06(4)	787,145	787,115
White Pine Finance LLC
3.07% – 3.28%,
07/05/05 – 06/20/06(4)	789,495	789,467
Winston Funding Ltd.
3.23%, 07/23/05(4)	167,768	167,768
World Savings Bank
3.13%, 09/09/05	82,239	82,237

		22,588,624

MONEY MARKET FUNDS – 0.72%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22%(1)(3)(5)	939,874	939,874
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20%(1)(5)	2,849,186	2,849,186
BlackRock Temp Cash Money Market Fund 3.04%(3)(5)	34,037	34,037
Short Term Investment Co. – Prime Money Market Portfolio, Institutional Shares 3.13%(3)(5)	82,370	82,370

		3,905,467

REPURCHASE AGREEMENTS(3) – 1.51%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $3,991,216 and effective yields of 3.40% - 3.44%.(6)	3,990,836	3,990,836
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $3,054,883 and effective yields of 3.43% - 3.44%.(6)	3,054,592	3,054,592
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $1,174,954 and an effective yield of 3.40%.(6)	1,174,843	1,174,843

		8,220,271

TIME DEPOSITS(3) – 0.71%
American Express Centurion Bank
3.08%, 07/01/05	176,226	176,226
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	234,969	234,969
BNP Paribas (New York)
2.78% – 3.03%,
07/11/05 – 08/23/05	328,956	328,956
Credit Suisse First Boston
3.16%, 07/13/05	117,484	117,485
Deutsche Bank AG
3.31%, 07/01/05	9,662	9,662
HBOS Treasury Services PLC
3.39%, 12/14/05	140,981	140,981
Key Bank N.A.
3.34%, 07/01/05	704,906	704,906
Natexis Banques
2.98%, 08/18/05	234,969	234,969
Toronto-Dominion Bank
2.66% – 3.18%,
09/14/05 – 11/09/05	422,944	422,933
UBS AG
2.67% – 3.40%,
11/09/05 – 12/15/05	187,975	187,974
UBS Finance Delaware LLC
3.02% – 3.05%,
07/01/05 – 07/05/05	164,478	164,476
US Bank N.A.
3.12%, 07/08/05	234,969	234,969
Washington Mutual Bank
3.15% – 3.28%,
07/28/05 – 08/09/05	704,906	704,907
Wells Fargo Bank N.A.
3.04%, 07/01/05	234,969	234,969

		3,898,382

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
U.S. GOVERNMENT AGENCY NOTES(3) – 0.06%
Federal National Mortgage Association
2.33%, 07/22/05	$352,453	$351,975

		351,975

TOTAL SHORT-TERM INVESTMENTS (Cost: $52,339,764)		52,339,764

TOTAL INVESTMENTS – 109.07%		595,099,769

Other Assets, Less Liabilities – (9.07)%		(49,477,358)

NET ASSETS – 100.00%		$545,622,411

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 4.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments

June 30, 2005 (Unaudited)

Security	Shares or Principal	Value
MASTER PORTFOLIOS – 61.12%
Active Stock Master Portfolio(1)		$184,022,698
CoreAlpha Bond Master Portfolio(1)		32,239,032

TOTAL MASTER PORTFOLIOS		216,261,730

EXCHANGE-TRADED FUNDS – 30.12%
iShares MSCI EAFE Index Fund(1)(2)	1,349,087	70,678,668
iShares S&P MidCap 400 Index Fund(1)(2)	351,508	24,078,297
iShares S&P SmallCap 600 Index Fund(1)(2)	214,489	11,801,185

TOTAL EXCHANGE-TRADED FUNDS (Cost: $99,099,025)		106,558,150

SHORT-TERM INVESTMENTS – 25.34%

COMMERCIAL PAPER(3) – 3.50%
Alpine Securitization Corp.
3.29%, 08/08/05	$65,182	64,956
Amstel Funding Corp.
2.95% – 3.18%,
07/18/05 – 08/19/05(4)	437,952	437,068
Amsterdam Funding Corp.
3.14% – 3.24%,
07/19/05 – 07/26/05(4)	999,464	997,583
ANZ National Bank Ltd.
2.94%, 08/15/05(4)	108,637	108,236
Barton Capital Corp.
3.15% – 3.29%,
07/14/05 – 07/28/05	413,354	412,658
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	217,275	217,087
Bryant Park Funding LLC
3.10%, 07/06/05(4)	83,899	83,862
Cancara Asset Securitisation LLC
3.15%, 07/13/05(4)	78,232	78,150
Cantabric Finance LLC
3.08% – 3.12%,
07/11/05 – 07/25/05(4)	217,275	216,889
Chariot Funding LLC
3.13% – 3.29%,
07/12/05 – 07/28/05(4)	272,054	271,629
Charta LLC
3.31%, 08/11/05(4)	325,912	324,684
Chesham Finance LLC
3.12% – 3.17%,
07/08/05 – 07/13/05(4)	204,238	204,068
Dexia Delaware LLC
3.04%, 07/01/05	288,106	288,106
Edison Asset Securitization LLC
3.12%, 09/06/05(4)	162,956	162,010
Fairway Finance LLC
3.12% – 3.23%,
07/11/05 – 09/15/05(4)	359,475	357,972
Falcon Asset Securitization Corp.
3.17% – 3.24%,
07/14/05 – 07/21/05(4)	576,315	575,321
Ford Credit Floorplan Motown
3.33%, 08/08/05(4)	43,455	43,302
Gemini Securitization Corp.
3.18% – 3.24%,
07/15/05 – 07/25/05	235,326	234,934
General Electric Capital Corp.
2.74%, 07/07/05	108,637	108,588
Giro Funding Corp.
3.07% – 3.30%,
07/01/05 – 07/29/05	206,411	206,133
Grampian Funding LLC
3.00% – 3.13%,
07/05/05 – 09/09/05(4)	723,525	720,467
Jupiter Securitization Corp.
3.12% – 3.24%,
07/13/05 – 07/27/05(4)	657,228	656,258
Liberty Street Funding Corp.
3.05%, 07/01/05(4)	108,637	108,637
Lockhart Funding LLC
3.15% – 3.16%,
07/11/05 – 07/12/05(4)	317,956	317,673
Mortgage Interest Networking Trust
3.12% – 3.27%,
07/05/05 – 07/25/05	414,995	414,493
Nordea North America Inc.
2.74%, 07/11/05	108,637	108,555
Park Avenue Receivables Corp.
3.25%, 07/22/05(4)	432,377	431,558
Park Granada LLC
3.08% – 3.09%, 07/01/05(4)	108,724	108,724
Polonius Inc.
3.15%, 07/11/05(4)	152,092	151,959
Ranger Funding Co. LLC
3.07% – 3.13%,
07/06/05 – 07/13/05(4)	706,728	706,266
Santander Central Hispano
2.75%, 07/08/05	271,594	271,449
Scaldis Capital LLC
2.75% – 3.29%,
07/08/05 – 07/29/05(4)	388,681	387,922
Sydney Capital Corp.
3.11% – 3.21%,
07/08/05 – 08/17/05(4)	790,229	788,101
Thames Asset Global Securitization No. 1 Inc.
3.12% – 3.19%,
07/07/05 – 07/15/05(4)	707,445	706,702

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
COMMERCIAL PAPER(3) (Continued)
Three Pillars Funding Corp.
3.30%, 07/28/05	$31,594	$31,516
Tulip Funding Corp.
3.02% – 3.07%, 07/01/05(4)	423,686	423,686
UBS Finance Delaware LLC
3.03%, 07/01/05	325,912	325,912
Windmill Funding Corp.
3.17% – 3.24%, 07/26/05	189,029	188,608
Yorktown Capital LLC
3.15%, 07/13/05	126,282	126,150

		12,367,872

FLOATING RATE NOTES(3) – 5.90%
Allstate Life Global Funding II
3.19% – 3.30%,
06/08/06 – 06/27/06(4)	404,131	404,134
American Express Bank
3.24% – 3.29%,
10/17/05 – 06/29/06	532,323	532,327
American Express Centurion Bank
3.29%, 06/29/06	86,910	86,910
American Express Credit Corp.
3.19% – 3.32%,
08/09/05 – 10/26/05	619,233	619,307
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06(4)	141,229	141,229
Bank of Nova Scotia
3.06% – 3.23%,
09/26/05 – 01/03/06	141,229	141,209
Beta Finance Inc.
3.13% – 3.60%,
09/23/05 – 06/09/06(4)	1,116,793	1,116,782
BMW US Capital LLC
3.19%, 07/14/06(4)	217,275	217,275
Canadian Imperial Bank of Commerce
3.14% – 3.26%,
09/13/05 – 12/14/05	738,734	738,665
CC USA Inc.
3.12% – 3.27%,
07/29/05 – 06/26/06(4)	812,608	812,557
Commodore CDO Ltd.
3.47%, 12/12/05(4)	54,319	54,319
Credit Suisse First Boston
3.15%, 05/09/06	217,275	217,275
Danske Bank
3.14% – 3.24%,
08/12/05 – 10/17/05	651,824	651,788
DEPFA Bank PLC
3.42%, 03/15/06	217,275	217,275
Dorada Finance Inc.
3.12% – 3.29%,
07/29/05 – 06/26/06(4)	525,805	525,824
Fairway Finance LLC
3.21%, 10/20/05	86,910	86,909
Fifth Third Bancorp
3.26%, 04/21/06(4)	434,550	434,550
Five Finance Inc.
3.27% – 3.30%,
02/27/06 – 06/26/06(4)	152,092	152,098
General Electric Capital Corp.
3.28%, 07/07/06	97,774	97,879
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	31,212	31,212
Greenwich Capital Holdings Inc.
3.09% – 3.15%,
09/02/05 – 02/10/06	249,866	249,866
Hartford Life Global Funding Trust
3.21%, 07/15/06	217,275	217,275
HBOS Treasury Services PLC
3.15% – 3.51%,
01/10/06 – 04/24/06(4)	651,824	651,825
HSBC Bank USA N.A.
3.57%, 05/04/06	76,046	76,099
K2 USA LLC
3.09% – 3.24%,
07/25/05 – 06/02/06(4)	956,009	956,013
Leafs LLC
3.26%, 01/20/06 – 02/21/06(4)	228,139	228,138
Links Finance LLC
3.19% – 3.58%,
11/16/05 – 03/15/06(4)	847,372	847,497
Lothian Mortgages PLC
3.29%, 01/24/06(4)	325,912	325,912
Marshall & Ilsley Bank
3.36%, 02/20/06	217,275	217,442
Metropolitan Life Global Funding I
3.14%, 07/06/06(4)	325,912	325,912
National City Bank (Ohio)
3.09% – 3.11%,
08/09/05 – 01/06/06	325,912	325,888
Nationwide Building Society
3.16% – 3.51%,
01/13/06 – 07/07/06(4)	803,917	804,026
Norddeutsche Landesbank
3.11%, 07/27/05	217,275	217,269
Northern Rock PLC
3.15% – 3.28%,
10/25/05 – 05/03/06(4)	651,824	651,825
Permanent Financing PLC
3.15% – 3.20%,
09/12/05 – 06/12/06	836,508	836,508
Principal Life Income Funding Trusts
3.21%, 05/10/06	162,956	162,964
Royal Bank of Scotland
3.07% – 3.26%,
04/05/06 – 06/27/06	616,517	616,343

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Shares or Principal	Value
FLOATING RATE NOTES(3) (Continued)
Sedna Finance Inc.
3.19%, 01/10/06 – 01/17/06(4)	$119,501	$119,487
Sigma Finance Inc.
3.10% – 3.60%,
08/17/05 – 03/20/06(4)	1,240,639	1,240,673
Skandinav Enskilda Bank NY
3.27%, 07/18/06(4)	217,275	217,275
Societe Generale
3.15% – 3.26%,
03/30/06 – 06/13/06	336,776	336,701
SunTrust Bank
3.17%, 04/28/06	325,912	325,912
Tango Finance Corp.
3.19% – 3.28%,
07/25/05 – 06/21/06(4)	745,253	745,207
Toronto-Dominion Bank
3.81%, 06/20/06	271,594	271,619
UniCredito Italiano SpA
3.34%, 06/14/06	282,457	282,362
Wachovia Asset Securitization Inc.
3.30%, 07/25/05(4)	560,387	560,387
Wells Fargo & Co.
3.19%, 07/14/06(4)	108,637	108,649
WhistleJacket Capital LLC
3.14% – 3.24%,
07/15/05 – 06/22/06(4)	727,871	727,842
White Pine Finance LLC
3.07% – 3.28%,
07/05/05 – 06/20/06(4)	730,043	730,019
Winston Funding Ltd.
3.23%, 07/23/05(4)	155,134	155,134
World Savings Bank
3.13%, 09/09/05	76,046	76,045

		20,887,638

MONEY MARKET FUNDS – 12.68%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22%(1)(3)(5)	869,099	869,099
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20%(1)(5)	43,874,067	43,874,067
BlackRock Temp Cash Money Market Fund 3.04%(3)(5)	31,474	31,474
Short Term Investment Co. – Prime Money Market Portfolio, Institutional Shares 3.13%(3)(5)	76,168	76,168

		44,850,808

REPURCHASE AGREEMENTS(3) – 2.15%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $3,690,667 and effective yields of 3.40% – 3.44%.(6)	3,690,315	3,690,315
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $2,824,842 and effective yields of 3.43% – 3.44%.(6)	2,824,572	2,824,572
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $1,086,477 and an effective yield of 3.40%.(6)	1,086,374	1,086,374

		7,601,261

TIME DEPOSITS(3) – 1.02%
American Express Centurion Bank
3.08%, 07/01/05	162,956	162,956
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	217,275	217,275
BNP Paribas (New York)
2.78% – 3.03%,
07/11/05 – 08/23/05	304,185	304,185
Credit Suisse First Boston
3.16%, 07/13/05	108,637	108,637
Deutsche Bank AG
3.31%, 07/01/05	8,934	8,934
HBOS Treasury Services PLC
3.39%, 12/14/05	130,365	130,365
Key Bank N.A.
3.34%, 07/01/05	651,824	651,824
Natexis Banques
2.98%, 08/18/05	217,275	217,275
Toronto-Dominion Bank
2.66% – 3.18%,
09/14/05 – 11/09/05	391,095	391,085
UBS AG
2.67% – 3.40%,
11/09/05 – 12/15/05	173,820	173,819
UBS Finance Delaware LLC
3.02% – 3.05%,
07/01/05 – 07/05/05	152,092	152,090
US Bank N.A.
3.12%, 07/08/05	217,275	217,275
Washington Mutual Bank
3.15% – 3.28%,
07/28/05 – 08/09/05	651,824	651,824
Wells Fargo Bank N.A.
3.04%, 07/01/05	217,275	217,275

		3,604,819

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
U.S. GOVERNMENT AGENCY NOTES(3) – 0.09%
Federal National Mortgage Association
2.33%, 07/22/05	$325,912	$325,470

		325,470

TOTAL SHORT-TERM INVESTMENTS (Cost: $89,637,868)		89,637,868

TOTAL INVESTMENTS – 116.58%		412,457,748

Other Assets, Less Liabilities – (16.58)%		(58,645,742)

NET ASSETS – 100.00%		$353,812,006

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 4.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.

The accompanying notes are an integral part of these financial statements.

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments

June 30, 2005 (Unaudited)

Security	Shares	Value
COMMON STOCKS – 101.72%
AEROSPACE & DEFENSE – 1.68%
Lockheed Martin Corp.(1)	204,426	$13,261,115
Raytheon Co.	7,504	293,556
Rockwell Collins Inc.(1)	80,173	3,822,649

		17,377,320

AGRICULTURE – 1.74%
Altria Group Inc.	31,785	2,055,218
Bunge Ltd.(1)	54,800	3,474,320
Monsanto Co.(1)	56,611	3,559,134
Reynolds American Inc.(1)	42,923	3,382,332
UST Inc.(1)	121,062	5,527,691

		17,998,695

AIRLINES – 0.07%
Southwest Airlines Co.	51,385	715,793

		715,793

APPAREL – 0.02%
Polo Ralph Lauren Corp.	3,795	163,602

		163,602

AUTO PARTS & EQUIPMENT – 0.28%
American Axle & Manufacturing Holdings Inc.(1)	37,283	942,141
Autoliv Inc.	44,782	1,961,452

		2,903,593

BANKS – 5.44%
Bank of America Corp.	619,942	28,275,555
Fifth Third Bancorp	21,432	883,213
Popular Inc.	2,292	57,735
U.S. Bancorp	232,915	6,801,118
UnionBanCal Corp.	5,121	342,697
Wachovia Corp.	220,321	10,927,922
Wells Fargo & Co.	143,063	8,809,820

		56,098,060

BEVERAGES – 3.01%
Anheuser-Busch Companies Inc.	191,328	8,753,256
Coca-Cola Co. (The)	290,261	12,118,397
Coca-Cola Enterprises Inc.(1)	83,622	1,840,520
Pepsi Bottling Group Inc.(1)	271,555	7,769,189
PepsiAmericas Inc.(1)	23,869	612,479

		31,093,841

BIOTECHNOLOGY – 0.66%
Amgen Inc.(2)	43,519	2,631,159
Celgene Corp.(2)	47,587	1,940,122
Genentech Inc.(2)	27,395	2,199,271

		6,770,552

CHEMICALS – 0.28%
Dow Chemical Co. (The)	6,168	274,661
Huntsman Corp.(2)	10,602	214,903
International Flavors & Fragrances Inc.(1)	46,305	1,677,167
Sigma-Aldrich Corp.(1)	3,068	171,931
Valspar Corp. (The)(1)	10,634	513,516

		2,852,178

COMMERCIAL SERVICES – 2.06%
Accenture Ltd.(1)(2)	289,495	6,562,852
Career Education Corp.(1)(2)	6,772	247,923
Cendant Corp.	502,348	11,237,525
Convergys Corp.(1)(2)	103,641	1,473,775
Deluxe Corp.(1)	3,844	156,066
Manpower Inc.	21,459	853,639
PHH Corp.(2)	10,764	276,850
Rent-A-Center Inc.(2)	20,091	467,919

		21,276,549

COMPUTERS – 2.88%
Apple Computer Inc.(2)	372,777	13,721,921
Computer Sciences Corp.(2)	106,802	4,667,247
Dell Inc.(2)	117,109	4,626,977
International Business Machines Corp.	13,665	1,013,943
Sun Microsystems Inc.(2)	1,010,093	3,767,647
SunGard Data Systems Inc.(2)	27,123	953,916
Synopsys Inc.(1)(2)	59,806	996,966

		29,748,617

COSMETICS & PERSONAL CARE – 1.26%
Gillette Co. (The)	95,725	4,846,557
Kimberly-Clark Corp.	83,283	5,212,683
Procter & Gamble Co.	56,210	2,965,077

		13,024,317

DISTRIBUTION & WHOLESALE – 0.29%
CDW Corp.	4,924	281,111
Grainger (W.W.) Inc.(1)	39,915	2,186,943
Ingram Micro Inc. Class A(2)	34,483	540,004

		3,008,058

DIVERSIFIED FINANCIAL SERVICES – 10.51%
CIT Group Inc.	64,280	2,762,112
Citigroup Inc.	729,529	33,726,126
Countrywide Financial Corp.	69,335	2,677,024
Federal Home Loan Mortgage Corp.	83,079	5,419,243
Federal National Mortgage Association	244,745	14,293,108
Goldman Sachs Group Inc. (The)	57,780	5,894,716
JP Morgan Chase & Co.	454,921	16,067,810
MBNA Corp.	471,654	12,338,469
Merrill Lynch & Co. Inc.	4,075	224,166
Morgan Stanley	287,904	15,106,323

		108,509,097

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Shares	Value
ELECTRIC – 2.96%
Alliant Energy Corp.	46,169	$1,299,657
Constellation Energy Group Inc.	80,969	4,671,102
Edison International	190,701	7,732,926
Energy East Corp.	7,178	208,018
Entergy Corp.(1)	105,849	7,996,892
FirstEnergy Corp.(1)	139,741	6,722,940
NiSource Inc.	26,713	660,612
NSTAR	14,069	433,747
Pepco Holdings Inc.	5,426	129,898
Progress Energy Inc.	6,974	315,504
Puget Energy Inc.(1)	16,245	379,808

		30,551,104

ELECTRONICS – 0.54%
Agilent Technologies Inc.(1)(2)	196,925	4,533,213
Parker Hannifin Corp.	17,497	1,084,989

		5,618,202

ENTERTAINMENT – 0.13%
Regal Entertainment Group Class A(1)	68,590	1,294,979

		1,294,979

ENVIRONMENTAL CONTROL – 0.02%
Republic Services Inc.	7,012	252,502

		252,502

FOOD – 1.95%
Archer-Daniels-Midland Co.	470,779	10,065,255
Hormel Foods Corp.	8,006	234,816
Pilgrim’s Pride Corp.	22,870	780,553
Smithfield Foods Inc.(2)	44,228	1,206,098
SUPERVALU Inc.	115,916	3,780,021
Tyson Foods Inc. Class A(1)	230,855	4,109,219

		20,175,962

FOREST PRODUCTS & PAPER – 0.80%
Georgia-Pacific Corp.	197,425	6,278,115
Louisiana-Pacific Corp.	80,931	1,989,284

		8,267,399

GAS – 0.17%
Sempra Energy	36,483	1,507,113
UGI Corp.	7,360	205,344

		1,712,457

HAND & MACHINE TOOLS – 0.45%
Black & Decker Corp.(1)	51,311	4,610,293

		4,610,293

HEALTH CARE – PRODUCTS – 5.47%
Alcon Inc.(1)	5,403	590,818
Becton, Dickinson & Co.	201,312	10,562,841
Boston Scientific Corp.(2)	454,366	12,267,882
Guidant Corp.	4,924	331,385
Hillenbrand Industries Inc.	5,716	288,944
Johnson & Johnson(1)	447,154	29,065,010
Medtronic Inc.	63,784	3,303,373

		56,410,253

HEALTH CARE – SERVICES – 1.79%
Coventry Health Care Inc.(2)	66,380	4,696,385
DaVita Inc.(2)	3,020	137,350
Humana Inc.(2)	103,242	4,102,837
Lincare Holdings Inc.(2)	22,289	910,283
UnitedHealth Group Inc.	166,051	8,657,899

		18,504,754

HOME BUILDERS – 0.98%
Centex Corp.	32,667	2,308,577
M.D.C. Holdings Inc.	18,373	1,511,179
NVR Inc.(1)(2)	7,694	6,232,140
Standard-Pacific Corp.	973	85,575

		10,137,471

HOME FURNISHINGS – 0.36%
Harman International Industries Inc.	44,923	3,654,935
Whirlpool Corp.(1)	267	18,719

		3,673,654

HOUSEHOLD PRODUCTS & WARES – 0.84%
American Greetings Corp. Class A(1)	21,770	576,905
Blyth Inc.	1,891	53,043
Clorox Co. (The)	144,100	8,029,252

		8,659,200

INSURANCE – 4.27%
ACE Ltd.	118,044	5,294,273
Allstate Corp. (The)(1)	45,245	2,703,389
Ambac Financial Group Inc.	5,835	407,050
American International Group Inc.	243,352	14,138,751
Axis Capital Holdings Ltd.	55,884	1,581,517
Everest Re Group Ltd.(1)	49,296	4,584,528
Lincoln National Corp.	50,810	2,384,005
Loews Corp.	6,506	504,215
MetLife Inc.	38,250	1,718,955
Nationwide Financial Services Inc.	19,895	754,816
PartnerRe Ltd.	34,742	2,238,080
Radian Group Inc.	8,009	378,185
Reinsurance Group of America Inc.	24,132	1,122,379
RenaissanceRe Holdings Ltd.(1)	42,362	2,085,905
StanCorp Financial Group Inc.	13,443	1,029,465
XL Capital Ltd. Class A(1)	41,929	3,120,356

		44,045,869

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Shares	Value
INTERNET – 1.10%
Amazon.com Inc.(1)(2)	47,787	$1,580,794
Google Inc. Class A(2)	33,407	9,826,669

		11,407,463

INVESTMENT COMPANIES – 0.07%
American Capital Strategies Ltd.	19,368	699,378

		699,378

IRON & STEEL – 0.26%
Nucor Corp.	25,831	1,178,410
Steel Dynamics Inc.	43,796	1,149,645
United States Steel Corp.(1)	9,753	335,211

		2,663,266

LEISURE TIME – 0.55%
Brunswick Corp.	2,400	103,968
Polaris Industries Inc.(1)	24,878	1,343,412
Royal Caribbean Cruises Ltd.(1)	53,209	2,573,187
Sabre Holdings Corp.(1)	80,622	1,608,409

		5,628,976

LODGING – 0.06%
Choice Hotels International Inc.	9,942	653,189

		653,189

MACHINERY – 0.44%
AGCO Corp.(2)	9,816	187,682
Cummins Inc.(1)	31,317	2,336,561
Graco Inc.	45,620	1,554,273
Rockwell Automation Inc.	8,810	429,135

		4,507,651

MANUFACTURING – 3.90%
General Electric Co.	705,618	24,449,664
Ingersoll-Rand Co. Class A	13,086	933,686
3M Co.	205,927	14,888,522

		40,271,872

MEDIA – 1.94%
Comcast Corp. Class A(2)	353,284	10,845,819
Comcast Corp. Class A Special(2)	15,886	475,786
EchoStar Communications Corp.	11,580	349,137
Gannett Co. Inc.	10,731	763,296
Gemstar-TV Guide International Inc.(2)	21,257	76,313
Media General Inc. Class A(1)	1,440	93,254
Meredith Corp.	16,254	797,421
Tribune Co.(1)	55,705	1,959,702
Viacom Inc. Class B	104,249	3,338,053
Walt Disney Co. (The)(1)	24,494	616,759
Washington Post Co. (The) Class B	873	728,981

		20,044,521

MINING – 1.16%
Phelps Dodge Corp.(1)	129,780	12,004,650

		12,004,650

OIL & GAS – 9.21%
Anadarko Petroleum Corp.	104,639	8,596,094
Chevron Corp.	6,153	344,076
ConocoPhillips	328,150	18,865,343
Devon Energy Corp.	86,334	4,375,407
Exxon Mobil Corp.	431,383	24,791,581
Marathon Oil Corp.	150,984	8,058,016
Occidental Petroleum Corp.(1)	157,205	12,093,781
Patterson-UTI Energy Inc.	110,891	3,086,097
Pogo Producing Co.	52,854	2,744,180
Valero Energy Corp.	152,597	12,071,949

		95,026,524

OIL & GAS SERVICES – 1.05%
Baker Hughes Inc.	211,155	10,802,690

		10,802,690

PACKAGING & CONTAINERS – 0.01%
Pactiv Corp.(2)	6,600	142,428

		142,428

PHARMACEUTICALS – 6.88%
Allergan Inc.(1)	115,317	9,829,621
Barr Pharmaceuticals Inc.(2)	28,081	1,368,668
Cardinal Health Inc.(1)	135,275	7,789,134
Express Scripts Inc.(2)	2,467	123,301
Forest Laboratories Inc.(2)	29,179	1,133,604
Gilead Sciences Inc.(2)	272,495	11,987,055
King Pharmaceuticals Inc.(2)	20,728	215,986
Merck & Co. Inc.(1)	556,569	17,142,325
Pfizer Inc.	470,144	12,966,572
Wyeth	189,678	8,440,671

		70,996,937

REAL ESTATE INVESTMENT TRUSTS – 0.12%
Health Care REIT Inc.	10,216	385,041
Mack-Cali Realty Corp.	8,068	365,480
Trizec Properties Inc.(1)	23,061	474,365

		1,224,886

RETAIL – 6.88%
Aeropostale Inc.(2)	6,428	215,981
American Eagle Outfitters Inc.	49,688	1,522,937
AutoNation Inc.(1)(2)	119,209	2,446,169
Barnes & Noble Inc.(1)(2)	44,245	1,716,706
Best Buy Co. Inc.	11,042	756,929
Brinker International Inc.(2)	26,949	1,079,307
CBRL Group Inc.	39,677	1,541,848
Claire’s Stores Inc.	29,489	709,210
Costco Wholesale Corp.(1)	236,645	10,606,429
GameStop Corp. Class B(2)	14,463	432,444

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Shares or Principal	Value
RETAIL (Continued)
Gap Inc. (The)	151,562	$2,993,349
Home Depot Inc.	495,424	19,271,994
May Department Stores Co. (The)	13,253	532,240
Michaels Stores Inc.	18,673	772,502
PETCO Animal Supplies Inc.(2)	15,179	445,048
Staples Inc.	76,083	1,622,090
Wal-Mart Stores Inc.	504,550	24,319,310

		70,984,493

SAVINGS & LOANS – 0.26%
Astoria Financial Corp.	6,081	173,126
Independence Community Bank Corp.	16,104	594,721
Washington Mutual Inc.	48,086	1,956,619

		2,724,466

SEMICONDUCTORS – 2.89%
Broadcom Corp. Class A(1)(2)	58,503	2,077,442
Intel Corp.(1)	999,015	26,034,331
Lam Research Corp.(2)	8,648	250,273
QLogic Corp.(2)	46,248	1,427,676

		29,789,722

SOFTWARE – 5.05%
Adobe Systems Inc.	235,450	6,738,579
Autodesk Inc.	186,573	6,412,514
Dun & Bradstreet Corp.(2)	17,023	1,049,468
Intuit Inc.(1)(2)	72,709	3,279,903
Microsoft Corp.	1,394,514	34,639,728

		52,120,192

TELECOMMUNICATIONS – 7.78%
AT&T Corp.	73,889	1,406,847
CenturyTel Inc.	5,507	190,707
Cisco Systems Inc.(1)(2)	1,185,950	22,663,504
Harris Corp.	11,314	353,110
Motorola Inc.	565,219	10,320,899
Nextel Communications Inc. Class A(2)	58,688	1,896,209
QUALCOMM Inc.	468,032	15,449,736
Scientific-Atlanta Inc.	77,961	2,593,762
Sprint Corp. (FON Group)	226,911	5,693,197
Verizon Communications Inc.(1)	572,582	19,782,708

		80,350,679

TRANSPORTATION – 1.20%
Alexander & Baldwin Inc.	10,118	468,969
Burlington Northern Santa Fe Corp.	103,460	4,870,897
Hunt (J.B.) Transport Services Inc.	85,166	1,643,704
Norfolk Southern Corp.	21,075	652,482
Overseas Shipholding Group Inc.(1)	19,093	1,138,897
Ryder System Inc.(1)	84,538	3,094,091
Teekay Shipping Corp.(1)	12,629	554,413

		12,423,453

TOTAL COMMON STOCKS (Cost: $1,004,015,578)		1,049,921,807

SHORT-TERM INVESTMENTS – 7.61%
COMMERCIAL PAPER(3) – 1.94%
Alpine Securitization Corp.
3.29%, 08/08/05	$105,252	104,886
Amstel Funding Corp.
2.95% – 3.18%,
07/18/05 – 08/19/05(4)	707,171	705,743
Amsterdam Funding Corp.
3.14% – 3.24%,
07/19/05 – 07/26/05(4)	1,613,857	1,610,820
ANZ National Bank Ltd.
2.94%, 08/15/05(4)	175,419	174,758
Barton Capital Corp.
3.15% – 3.29%,
07/14/05 – 07/28/05	667,453	666,327
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	350,839	350,534
Bryant Park Funding LLC
3.10%, 07/06/05(4)	135,473	135,414
Cancara Asset Securitisation LLC
3.15%, 07/13/05(4)	126,323	126,190
Cantabric Finance LLC
3.08% – 3.12%,
07/11/05 – 07/25/05(4)	350,839	350,217
Chariot Funding LLC
3.13% – 3.29%,
07/12/05 – 07/28/05(4)	439,292	438,606
Charta LLC
3.31%, 08/11/05(4)	526,258	524,274
Chesham Finance LLC
3.12% – 3.17%,
07/08/05 – 07/13/05(4)	329,788	329,514
Dexia Delaware LLC
3.04%, 07/01/05	465,212	465,212
Edison Asset Securitization LLC
3.12%, 09/06/05(4)	263,129	261,601
Fairway Finance LLC
3.12% – 3.23%,
07/11/05 – 09/15/05(4)	580,452	578,026
Falcon Asset Securitization Corp.
3.17% – 3.24%,
07/14/05 – 07/21/05(4)	930,589	928,982
Ford Credit Floorplan Motown
3.33%, 08/08/05(4)	70,168	69,921
Gemini Securitization Corp.
3.18% – 3.24%,
07/15/05 – 07/25/05	379,986	379,354
General Electric Capital Corp.
2.74%, 07/07/05	175,419	175,339
Giro Funding Corp.
3.07% – 3.30%,
07/01/05 – 07/29/05	333,297	332,846
Grampian Funding LLC
3.00% – 3.13%,
07/05/05 – 09/09/05(4)	1,168,292	1,163,354

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
COMMERCIAL PAPER(3) (Continued)
Jupiter Securitization Corp.
3.12% – 3.24%,
07/13/05 – 07/27/05(4)	$1,061,241	$1,059,674
Liberty Street Funding Corp.
3.05%, 07/01/05(4)	175,419	175,419
Lockhart Funding LLC
3.15% – 3.16%,
07/11/05 – 07/12/05(4)	513,410	512,954
Mortgage Interest Networking Trust
3.12% – 3.27%,
07/05/05 – 07/25/05	670,102	669,291
Nordea North America Inc.
2.74%, 07/11/05	175,419	175,286
Park Avenue Receivables Corp.
3.25%, 07/22/05(4)	698,169	696,847
Park Granada LLC
3.08% – 3.09%, 07/01/05(4)	175,560	175,559
Polonius Inc.
3.15%, 07/11/05(4)	245,587	245,372
Ranger Funding Co. LLC
3.07% – 3.13%,
07/06/05 – 07/13/05(4)	1,141,169	1,140,422
Santander Central Hispano
2.75%, 07/08/05	438,548	438,314
Scaldis Capital LLC
2.75% – 3.29%,
07/08/05 – 07/29/05(4)	627,612	626,387
Sydney Capital Corp.
3.11% – 3.21%,
07/08/05 – 08/17/05(4)	1,276,000	1,272,565
Thames Asset Global Securitization No. 1 Inc.
3.12% – 3.19%,
07/07/05 – 07/15/05(4)	1,142,327	1,141,129
Three Pillars Funding Corp.
3.30%, 07/28/05	51,015	50,889
Tulip Funding Corp.
3.02% – 3.07%, 07/01/05(4)	684,135	684,135
UBS Finance Delaware LLC
3.03%, 07/01/05	526,258	526,258
Windmill Funding Corp.
3.17% – 3.24%, 07/26/05	305,230	304,549
Yorktown Capital LLC
3.15%, 07/13/05	203,911	203,697

		19,970,665

FLOATING RATE NOTES(3) – 3.27%
Allstate Life Global Funding II
3.19% – 3.30%,
06/08/06 – 06/27/06(4)	652,560	652,564
American Express Bank
3.24% – 3.29%,
10/17/05 – 06/29/06	859,554	859,562
American Express Centurion Bank
3.29%, 06/29/06	140,335	140,336
American Express Credit Corp.
3.19% – 3.32%,
08/09/05 – 10/26/05	999,890	1,000,009
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06(4)	228,045	228,045
Bank of Nova Scotia
3.06% – 3.23%,
09/26/05 – 01/03/06	228,045	228,013
Beta Finance Inc.
3.13% – 3.60%,
09/23/05 – 06/09/06(4)	1,803,310	1,803,293
BMW US Capital LLC
3.19%, 07/14/06(4)	350,839	350,839
Canadian Imperial Bank of Commerce
3.14% – 3.26%,
09/13/05 – 12/14/05	1,192,851	1,192,739
CC USA Inc.
3.12% – 3.27%,
07/29/05 – 06/26/06(4)	1,312,136	1,312,053
Commodore CDO Ltd.
3.47%, 12/12/05(4)	87,710	87,710
Credit Suisse First Boston
3.15%, 05/09/06	350,839	350,839
Danske Bank
3.14% – 3.24%,
08/12/05 – 10/17/05	1,052,516	1,052,456
DEPFA Bank PLC
3.42%, 03/15/06	350,839	350,839
Dorada Finance Inc.
3.12% – 3.29%,
07/29/05 – 06/26/06(4)	849,029	849,060
Fairway Finance LLC
3.21%, 10/20/05	140,335	140,333
Fifth Third Bancorp
3.26%, 04/21/06(4)	701,677	701,677
Five Finance Inc.
3.27% – 3.30%,
02/27/06 – 06/26/06(4)	245,587	245,595
General Electric Capital Corp.
3.28%, 07/07/06	157,877	158,048
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	50,399	50,399
Greenwich Capital Holdings Inc.
3.09% – 3.15%,
09/02/05 – 02/10/06	403,464	403,464
Hartford Life Global Funding Trust
3.21%, 07/15/06	350,839	350,839
HBOS Treasury Services PLC
3.15% – 3.51%,
01/10/06 – 04/24/06(4)	1,052,516	1,052,517

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
FLOATING RATE NOTES(3) (Continued)
HSBC Bank USA N.A.
3.57%, 05/04/06	$122,793	$122,878
K2 USA LLC
3.09% – 3.24%,
07/25/05 – 06/02/06(4)	1,543,689	1,543,697
Leafs LLC
3.26%, 01/20/06 – 02/21/06(4)	368,380	368,381
Links Finance LLC
3.19% – 3.58%,
11/16/05 – 03/15/06(4)	1,368,270	1,368,470
Lothian Mortgages PLC
3.29%, 01/24/06(4)	526,258	526,258
Marshall & Ilsley Bank
3.36%, 02/20/06	350,839	351,108
Metropolitan Life Global Funding I
3.14%, 07/06/06(4)	526,258	526,258
National City Bank (Ohio)
3.09% – 3.11%,
08/09/05 – 01/06/06	526,258	526,219
Nationwide Building Society
3.16% – 3.51%,
01/13/06 – 07/07/06(4)	1,298,103	1,298,280
Norddeutsche Landesbank
3.11%, 07/27/05	350,839	350,830
Northern Rock PLC
3.15% – 3.28%,
10/25/05 – 05/03/06(4)	1,052,516	1,052,516
Permanent Financing PLC
3.15% – 3.20%,
09/12/05 – 06/12/06	1,350,728	1,350,728
Principal Life Income Funding Trusts
3.21%, 05/10/06	263,129	263,142
Royal Bank of Scotland
3.07% – 3.26%,
04/05/06 – 06/27/06	995,504	995,224
Sedna Finance Inc.
3.19%, 01/10/06 – 01/17/06(4)	192,961	192,938
Sigma Finance Inc.
3.10% – 3.60%,
08/17/05 – 03/20/06(4)	2,003,288	2,003,341
Skandinav Enskilda Bank NY
3.27%, 07/18/06(4)	350,839	350,839
Societe Generale
3.15% – 3.26%,
03/30/06 – 06/13/06	543,800	543,678
SunTrust Bank
3.17%, 04/28/06	526,258	526,258
Tango Finance Corp.
3.19% – 3.28%,
07/25/05 – 06/21/06(4)	1,203,376	1,203,303
Toronto-Dominion Bank
3.81%, 06/20/06	438,548	438,590
UniCredito Italiano SpA
3.34%, 06/14/06	456,090	455,936

	Shares or Principal
Wachovia Asset Securitization Inc.
3.30%, 07/25/05(4)	$904,870	904,871
Wells Fargo & Co.
3.19%, 07/14/06(4)	175,419	175,439
WhistleJacket Capital LLC
3.14% – 3.24%,
07/15/05 – 06/22/06(4)	1,175,309	1,175,264
White Pine Finance LLC
3.07% – 3.28%,
07/05/05 – 06/20/06(4)	1,178,817	1,178,777
Winston Funding Ltd.
3.23%, 07/23/05(4)	250,499	250,499
World Savings Bank
3.13%, 09/09/05	122,793	122,791

		33,727,742

MONEY MARKET FUNDS – 0.57%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22%(3)(5)(6)	1,403,354	1,403,354
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20%(5)(6)	4,282,808	4,282,808
BlackRock Temp Cash Money Market Fund 3.04%(3)(6)	50,822	50,822
Short Term Investment Co. – Prime Money Market Portfolio, Institutional Shares 3.13%(3)(6)	122,989	122,989

		5,859,973

REPURCHASE AGREEMENTS(3) – 1.19%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $5,959,502 and effective yields of 3.40% – 3.44%(7)	$5,958,835	5,958,835
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $4,561,336 and effective yields of 3.43% – 3.44%(7)	4,560,901	4,560,901
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $1,754,358 and an effective yield of 3.40%(7)	1,754,193	1,754,193

		12,273,929

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
TIME DEPOSITS(3) – 0.56%
American Express Centurion Bank
3.08%, 07/01/05	$263,129	$263,129
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	350,839	350,839
BNP Paribas (New York)
2.78% – 3.03%,
07/11/05 – 08/23/05	491,174	491,175
Credit Suisse First Boston
3.16%, 07/13/05	175,419	175,419
Deutsche Bank AG
3.31%, 07/01/05	14,426	14,426
HBOS Treasury Services PLC
3.39%, 12/14/05	210,503	210,503
Key Bank N.A.
3.34%, 07/01/05	1,052,516	1,052,516
Natexis Banques
2.98%, 08/18/05	350,839	350,839
Toronto-Dominion Bank
2.66% – 3.18%,
09/14/05 – 11/09/05	631,509	631,494
UBS AG
2.67% – 3.40%,
11/09/05 – 12/15/05	280,671	280,669
UBS Finance Delaware LLC
3.02% – 3.05%,
07/01/05 – 07/05/05	245,587	245,583
US Bank N.A.
3.12%, 07/08/05	350,839	350,839
Washington Mutual Bank
3.15% – 3.28%,
07/28/05 – 08/09/05	1,052,516	1,052,516
Wells Fargo Bank N.A.
3.04%, 07/01/05	350,839	350,839

		5,820,786

U.S. GOVERNMENT AGENCY NOTES(3) – 0.05%
Federal National Mortgage Association
2.33%, 07/22/05	526,258	525,544

		525,544

U.S. TREASURY OBLIGATIONS – 0.03%
U.S. Treasury Bill
3.04%, 09/22/05(8)(9)	340,000	337,642

		337,642

TOTAL SHORT-TERM INVESTMENTS (Cost: $78,516,298)		$78,516,281

TOTAL INVESTMENTS IN SECURITIES – 109.33% (Cost: $1,082,531,876)		1,128,438,088

Other Assets, Less Liabilities – (9.33)%		(96,328,453)

NET ASSETS – 100.00%		$1,032,109,635

(1)	All or a portion of this security represents a security on loan. See Note 4.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(8)	The rate quoted is the yield to maturity.
(9)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of June 30, 2005, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Depreciation
S&P 500 Index (09/16/05)	27	$8,069,625	$(42,178)

			$(42,178)

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments

June 30, 2005 (Unaudited)

Security	Principal	Value
CORPORATE BONDS & NOTES – 34.78%

ADVERTISING – 0.13%
Norfolk Southern Corp.
5.59%, 05/17/25	$598,000	$621,519
NTL Cable PLC
8.75%, 04/15/14	500,000	520,625

		1,142,144

AEROSPACE & DEFENSE – 0.06%
Armor Holdings Inc.
8.25%, 08/15/13	500,000	540,625

		540,625

AGRICULTURE – 0.74%
Monsanto Co.
7.38%, 08/15/12	1,500,000	1,755,030
RJ Reynolds Tobacco Holdings Inc.
7.30%, 07/15/15(1)	500,000	500,000
UST Inc.
6.63%, 07/15/12	4,000,000	4,469,836

		6,724,866

AUTO MANUFACTURERS – 0.43%
DaimlerChrysler NA Holding Corp.
4.13%, 03/07/07	2,000,000	1,991,308
4.75%, 01/15/08	1,000,000	1,003,864
4.88%, 06/15/10	950,000	945,632

		3,940,804

BANKS – 2.17%
Allstate Corp. (The)
5.55%, 05/09/35	900,000	931,311
Bank of America Corp.
7.80%, 02/15/10	4,500,000	5,146,767
Cincinnati Financial Corp.
6.13%, 11/01/34	1,400,000	1,537,423
CIT Group Funding Company of Canada
4.65%, 07/01/10(1)	3,750,000	3,771,187
HSBC Holdings PLC
5.25%, 12/12/12	3,000,000	3,122,136
Popular North America Inc.
6.13%, 10/15/06	1,750,000	1,783,855
Wachovia Corp.
7.50%, 07/15/06	2,000,000	2,064,162
WellPoint Inc.
5.00%, 12/15/14	1,250,000	1,276,380

		19,633,221

BUILDING MATERIALS – 0.18%
Masco Corp.
5.88%, 07/15/12	1,500,000	1,609,569

		1,609,569

CHEMICALS – 0.06%
Equistar Chemicals Funding
10.63%, 05/01/11	500,000	551,875

		551,875

COMMERCIAL SERVICES – 0.59%
Cendant Corp.
6.25%, 01/15/08	4,000,000	4,172,472
7.38%, 01/15/13	1,000,000	1,144,959

		5,317,431

DISTRIBUTION & WHOLESALE – 0.05%
Wesco Distribution Inc.
9.13%, 06/01/08	433,000	441,660

		441,660

DIVERSIFIED FINANCIAL SERVICES – 9.05%
Alamosa Delaware Inc.
8.50%, 01/31/12	500,000	524,375
Boeing Capital Corp.
6.50%, 02/15/12(2)	1,750,000	1,957,539
Caterpillar Financial Services Corp.
4.35%, 03/04/09	6,500,000	6,535,789
CIT Group Inc.
5.75%, 09/25/07	5,000,000	5,156,570
Countrywide Home Loans Inc.
5.50%, 02/01/07	3,000,000	3,058,665
5.63%, 05/15/07	1,500,000	1,536,883
Ford Motor Credit Co.
5.80%, 01/12/09	7,100,000	6,740,002
6.88%, 02/01/06	2,000,000	2,019,990
General Electric Capital Corp.
2.80%, 01/15/07	6,500,000	6,385,944
3.45%, 07/16/07	6,000,000	5,921,562
General Motors Acceptance Corp.
6.13%, 09/15/06	4,500,000	4,503,222
6.75%, 01/15/06	1,000,000	1,007,890
Global Cash Access LLC
8.75%, 03/15/12	500,000	543,750
Goldman Sachs Group Inc.
3.88%, 01/15/09	3,000,000	2,959,815
5.13%, 01/15/15	3,500,000	3,564,925
Household Finance Corp.
4.13%, 12/15/08	2,000,000	1,987,158
HSBC Finance Corp.
4.13%, 03/11/08	2,000,000	1,995,410
Lehman Brothers Holdings Inc.
4.00%, 01/22/08	5,500,000	5,480,337
4.80%, 03/13/14	1,000,000	1,010,475
Meridian Funding Co. LLC
3.32%, 10/06/08(1)	2,806,228	2,805,313
Merrill Lynch & Co. Inc.
3.28%, 10/19/07	8,000,000	8,003,016

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
DIVERSIFIED FINANCIAL SERVICES (Continued)
SLM Corp.
5.63%, 04/10/07(2)	$7,500,000	$7,689,375
Technical Olympic USA Inc.
9.00%, 07/01/10	500,000	514,375

		81,902,380

ELECTRIC – 2.19%
AES Corp.
8.75%, 05/15/13(1)	500,000	558,750
Constellation Energy Group Inc.
6.35%, 04/01/07	1,500,000	1,552,188
Exelon Generation Co. LLC
5.35%, 01/15/14	1,500,000	1,555,656
PSEG Power LLC
6.95%, 06/01/12	2,300,000	2,585,494
8.63%, 04/15/31	700,000	966,431
Southern California Edison Co.
5.00%, 01/15/16	1,300,000	1,330,554
TXU Energy Co.
6.13%, 03/15/08	5,750,000	5,973,882
7.00%, 03/15/13	4,750,000	5,297,352

		19,820,307

ELECTRICAL COMPONENTS & EQUIPMENT – 0.06%
Rayovac Corp.
8.50%, 10/01/13	500,000	522,500

		522,500

ENTERTAINMENT – 0.11%
Gaylord Entertainment Co.
8.00%, 11/15/13	500,000	525,625
Pinnacle Entertainment Inc.
8.25%, 03/15/12	500,000	520,000

		1,045,625

FOOD – 0.25%
Delhaize America Inc.
8.13%, 04/15/11	2,000,000	2,243,168

		2,243,168

FOREST PRODUCTS & PAPER – 0.44%
Georgia Pacific Corp.
8.13%, 05/15/11	1,500,000	1,691,250
Weyerhaeuser Co.
6.13%, 03/15/07	2,204,000	2,266,012

		3,957,262

HEALTH CARE – SERVICES – 0.94%
Humana Inc.
7.25%, 08/01/06	1,000,000	1,027,423
UnitedHealth Group Inc.
3.30%, 01/30/08	3,665,000	3,580,100
4.88%, 03/15/15	1,250,000	1,276,544
5.00%, 08/15/14	2,500,000	2,586,780

		8,470,847

HOME BUILDERS – 0.10%
D.R. Horton Inc.
6.88%, 05/01/13	500,000	541,053
Pulte Homes Inc.
6.00%, 02/15/35	400,000	389,180

		930,233

HOUSEHOLD PRODUCTS & WARES 0.58%
Clorox Co. (The)
3.53%, 12/14/07	5,250,000	5,256,951

		5,256,951

INSURANCE – 3.32%
AIG SunAmerica Global Finance IX
5.10%, 01/17/07(1)	5,000,000	5,062,115
Allstate Financial Global Funding
2.50%, 06/20/08(1)	4,970,000	4,746,569
American International Group Inc.
2.88%, 05/15/08	2,500,000	2,402,627
ASIF Global Financing XVII
3.85%, 11/26/07(1)	6,500,000	6,421,597
Berkshire Hathaway Finance Corp.
3.18%, 01/11/08	1,400,000	1,399,822
Hancock (John) Financial Services Inc.
5.63%, 12/01/08	4,000,000	4,179,124
Markel Corp.
7.35%, 08/15/34	1,000,000	1,121,884
MetLife Inc.
5.38%, 12/15/12	4,500,000	4,700,920

		30,034,658

IRON & STEEL – 0.21%
International Steel Group Inc.
6.50%, 04/15/14	2,000,000	1,920,000

		1,920,000

LODGING – 1.12%
Harrah’s Operating Co. Inc.
5.50%, 07/01/10	1,750,000	1,806,077
7.13%, 06/01/07	3,650,000	3,830,562
Marriott International Inc.
4.63%, 06/15/12	750,000	742,601
7.00%, 01/15/08	3,530,000	3,751,207

		10,130,447

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
MACHINERY – 0.06%
Columbus McKinnon Corp.
10.00%, 08/01/10	$500,000	$542,500

		542,500

MEDIA – 0.84%
Cox Communications Inc.
7.75%, 08/15/06	1,000,000	1,032,602
Dex Media East LLC
12.13%, 11/15/12	325,000	389,188
Time Warner Inc.
7.70%, 05/01/32	3,200,000	4,048,074
Walt Disney Co. (The)
6.38%, 03/01/12	1,500,000	1,658,825
XM Satellite Radio Inc.
8.71%, 05/01/09	500,000	504,375

		7,633,064

MINING – 0.07%
Phelps Dodge Corp.
8.75%, 06/01/11	500,000	604,533

		604,533

OFFICE & BUSINESS EQUIPMENT – 0.06%
Xerox Corp.
9.75%, 01/15/09	500,000	568,125

		568,125

OIL & GAS – 1.57%
Amerada Hess Corp.
7.88%, 10/01/29	1,100,000	1,389,853
Burlington Resources Finance Co.
7.20%, 08/15/31	2,300,000	2,830,888
Chesapeake Energy Corp.
6.88%, 01/15/16	500,000	521,250
ConocoPhillips Holding Co.
6.95%, 04/15/29	1,200,000	1,507,579
Devon Financing Corp. ULC
7.88%, 09/30/31	1,250,000	1,625,878
Diamond Offshore Drilling Inc.
4.88%, 07/01/15(1)	1,750,000	1,749,207
Enterprise Products Operating LP
4.63%, 10/15/09	2,000,000	1,991,060
5.75%, 03/01/35(1)	1,500,000	1,464,431
Pemex Project Funding Master Trust
8.50%, 02/15/08	1,000,000	1,095,000

		14,175,146

PHARMACEUTICALS – 0.20%
Coventry Health Care Inc.
5.88%, 01/15/12	1,000,000	1,017,500
6.13%, 01/15/15	750,000	763,125

		1,780,625

PIPELINES – 0.91%
ANR Pipeline Co.
8.88%, 03/15/10	500,000	548,464
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	4,500,000	4,948,970
7.13%, 03/15/12	1,500,000	1,698,789
Utilicorp United Inc.
7.63%, 11/15/09	500,000	516,250
Williams Companies Inc.
7.13%, 09/01/11	500,000	540,000

		8,252,473

REAL ESTATE INVESTMENT TRUSTS – 1.36%
Duke Realty LP
3.70%, 12/22/06	4,250,000	4,252,720
iStar Financial Inc.
5.13%, 04/01/11	1,500,000	1,494,131
5.15%, 03/01/12	1,000,000	988,341
Simon Property Group LP
6.38%, 11/15/07	5,341,000	5,575,977

		12,311,169

RETAIL – 0.62%
Denny’s Corp./Denny’s Holdings Inc.
10.00%, 10/01/12	500,000	520,000
Tricon Global Restaurants
7.65%, 05/15/08	3,000,000	3,258,744
8.88%, 04/15/11	1,550,000	1,878,014

		5,656,758

TELECOMMUNICATIONS – 4.39%
Ameritech Capital Funding Corp.
6.15%, 01/15/08	1,265,000	1,322,612
CenturyTel Inc.
7.88%, 08/15/12	3,750,000	4,283,490
Corning Inc.
6.05%, 06/15/15	2,000,000	2,002,500
Dobson Communications Corp.
8.88%, 10/01/13	500,000	457,500
Motorola Inc.
4.61%, 11/16/07	5,700,000	5,743,605
Nextel Communications Inc.
5.95%, 03/15/14	2,200,000	2,285,250
Nextel Partners Inc.
8.13%, 07/01/11	500,000	542,500
Sprint Capital Corp.
6.00%, 01/15/07	9,000,000	9,222,714
6.88%, 11/15/28	1,000,000	1,147,882
TELUS Corp.
7.50%, 06/01/07	3,600,000	3,808,444
Verizon New York Inc.
7.38%, 04/01/32	1,000,000	1,174,517
Verizon New York Inc. Class A
6.88%, 04/01/12	7,000,000	7,736,211

		39,727,225

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
TRANSPORTATION – 1.92%
Burlington Northern Santa Fe Corp.
7.88%, 04/15/07	$4,850,000	$5,136,538
CNF Inc.
6.70%, 05/01/34	2,500,000	2,786,493
FedEx Corp.
2.65%, 04/01/07	8,250,000	8,035,038
Norfolk Southern Corp.
7.25%, 02/15/31	652,000	832,664
8.63%, 05/15/10	500,000	587,456

		17,378,189

TOTAL CORPORATE BONDS & NOTES (Cost: $316,051,540)		314,766,380

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.07%

MORTGAGE-BACKED SECURITIES – 4.07%
Bank of America Alternative Loan Trust, Series 2003-5, Class 2A1
5.00%, 07/25/18	4,395,286	4,323,904
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-5, Class 5A1
5.00%, 08/25/19	5,583,007	5,598,712
GE Capital Commercial Mortgage Corp., Series 2003-C2, Class A2
4.17%, 07/10/37	3,200,000	3,194,868
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIC3, Class A2
6.04%, 11/15/35	2,100,000	2,201,844
Master Asset Securitization Trust, Series 2003-10, Class 3A1
5.50%, 11/25/33	9,638,842	9,710,651
Master Asset Securitization Trust, Series 2003-5, Class 4A4
5.50%, 06/25/33	3,202,264	3,202,999
MASTR Adjustable Rate Mortgages Trust, Series 2004-11, Class 2A1
3.69%, 11/25/34	739,482	741,029
Merrill Lynch Mortgage Trust, Series 2004-MKB1, Class A2
4.35%, 02/12/42	3,000,000	3,006,837
Residential Funding Mortgage Securities I, Series 2003-S15, Class A1
4.50%, 08/25/18	2,387,091	2,362,535
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-10, Class A1
4.50%, 09/25/18	2,555,533	2,521,375

		36,864,754

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $36,567,027)		36,864,754

FOREIGN GOVERNMENT BONDS & NOTES (10) – 0.58%
United Mexican States
8.38%, 01/14/11	4,500,000	5,238,000

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $5,241,718)		5,238,000

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 58.07%

MORTGAGE-BACKED SECURITIES – 43.78%
Federal Home Loan Mortgage Corp.
3.42%, 04/15/28	5,982,202	5,977,702
4.50%, 04/15/20	11,513,000	11,420,966
5.00%, 06/15/24	10,091,107	10,222,472
5.00%, 07/01/34(3)	70,000,000	70,000,000
5.50%, 03/15/25	4,438,271	461,387
5.50%, 07/15/26(3)	10,000,000	10,224,892
5.50%, 05/01/34	99,611	101,068
5.50%, 07/01/34(3)	16,000,000	16,220,000
5.50%, 10/01/34	985,273	999,682
6.00%, 08/01/34	36,172,100	37,114,443
Federal National Mortgage Association
4.50%, 07/01/19(3)	55,000,000	54,742,160
5.00%, 06/15/16	8,989,818	9,120,735
5.00%, 01/01/18	1,999,801	2,024,563
5.00%, 09/01/18	11,789,627	11,930,946
5.00%, 12/01/18	999,900	1,011,886
5.00%, 01/01/19	900,001	910,789
5.00%, 06/01/19	1,999,801	2,023,521
5.00%, 07/25/19	2,000,000	151,487
5.00%, 08/01/19	999,901	1,011,636
5.00%, 09/01/19	999,901	1,011,636
5.00%, 11/01/19	2,000,002	2,023,474
5.00%, 01/01/20	999,900	1,011,736
5.00%, 05/01/20	10,000,006	10,118,378
5.00%, 06/01/20	999,900	1,011,736
5.00%, 07/01/34(3)	10,500,000	10,500,000
5.50%, 09/01/19	6,740,457	6,923,777
5.50%, 10/01/19	5,494,518	5,643,951
5.50%, 04/25/26(3)	13,000,000	13,298,900
5.50%, 07/01/33	27,765,519	28,170,816
5.50%, 01/01/34	9,745,015	9,887,264
5.50%, 03/01/35	1,772,056	1,797,369
6.00%, 05/01/35	23,313,618	23,909,620
6.50%, 09/01/34	14,224,937	14,726,463
Government National Mortgage Association
5.50%, 07/01/34(3)	20,000,000	20,418,760

		396,124,215

U.S. GOVERNMENT AGENCY OBLIGATIONS – 5.35%
Federal Home Loan Mortgage Corp.
4.00%, 01/15/19	3,000,000	2,989,357

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Association
4.50%, 12/25/12	$1,528,000	$1,532,602
5.00%, 05/15/22	29,500,000	29,875,703
5.00%, 01/25/25	13,800,000	14,042,263

		48,439,925

U.S. GOVERNMENT SECURITIES – 8.94%
U.S. Treasury Bonds
5.38%, 02/15/31(2)	34,050,000	40,179,000
6.13%, 08/15/29(2)	7,800,000	9,959,321
U.S. Treasury Notes
1.63%, 02/28/06(4)	100,000	98,816
2.63%, 05/15/08(4)	398,000	386,760
3.13%, 04/15/09(4)	605,000	592,876
4.00%, 02/15/14	29,500,000	29,677,472

		80,894,245

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost: $522,325,496)		525,458,385

SHORT-TERM INVESTMENTS – 25.98%

COMMERCIAL PAPER(5) – 9.64%
Alpine Securitization Corp.
3.29%, 08/08/05	65,132	64,906
Amstel Funding Corp.
2.95% – 3.18%,
07/18/05 – 08/19/05(1)	437,615	436,731
Amsterdam Funding Corp.
3.14% – 3.24%,
07/19/05 – 07/26/05(1)	998,694	996,814
ANZ National Bank Ltd.
2.94%, 08/15/05(1)	108,554	108,156
Barton Capital Corp.
3.15% – 3.29%,
07/14/05 – 07/28/05	413,036	412,339
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	217,107	216,919
Bryant Park Funding LLC
3.10%, 07/06/05(1)	83,834	83,798
Cancara Asset Securitisation LLC
3.15%, 07/13/05 – 07/14/05(1)	40,078,172	40,032,590
Cantabric Finance LLC
3.08% – 3.12%,
07/11/05 – 07/25/05(1)	217,107	216,722
Chariot Funding LLC
3.13% – 3.29%,
07/12/05 – 07/28/05(1)	271,844	271,421
Charta LLC
3.31%, 08/11/05(1)	325,661	324,433
Chesham Finance LLC
3.12% – 3.17%,
07/08/05 – 07/13/05(1)	204,081	203,912
Dexia Delaware LLC
3.04%, 07/01/05	287,884	287,884
Edison Asset Securitization LLC
3.12%, 09/06/05(1)	162,831	161,885
Fairway Finance LLC
3.12% – 3.23%,
07/11/05 – 09/15/05(1)	359,198	357,697
Falcon Asset Securitization Corp.
3.17% – 3.24%,
07/14/05 – 07/21/05(1)	575,871	574,875
Ford Credit Floorplan Motown
3.33%, 08/08/05(1)	43,421	43,269
Gemini Securitization Corp.
3.18% – 3.24%,
07/15/05 – 07/25/05	235,145	234,754
General Electric Capital Corp.
2.74%, 07/07/05	108,554	108,504
Giro Funding Corp.
3.07% – 3.30%,
07/01/05 – 07/29/05	206,252	205,973
Grampian Funding LLC
3.00% – 3.13%,
07/05/05 – 09/09/05(1)	722,968	719,911
Jupiter Securitization Corp.
3.12% – 3.24%,
07/13/05 – 07/27/05(1)	656,722	655,752
Liberty Street Funding Corp.
3.05%, 07/01/05(1)	108,554	108,554
Lockhart Funding LLC
3.15% – 3.16%,
07/11/05 – 07/12/05(1)	317,711	317,428
Mortgage Interest Networking Trust
3.12% – 3.27%,
07/05/05 – 07/25/05	414,675	414,173
Nordea North America Inc.
2.74%, 07/11/05	108,554	108,471
Park Avenue Receivables Corp.
3.25%, 07/22/05(1)	432,044	431,226
Park Granada LLC
3.08% – 3.09%, 07/01/05(1)	108,641	108,641
Polonius Inc.
3.15%, 07/11/05(1)	151,975	151,842
Ranger Funding Co. LLC
3.07% – 3.13%,
07/06/05 – 07/13/05(1)	706,183	705,721
Santander Central Hispano
2.75%, 07/08/05	271,384	271,239
Scaldis Capital LLC
2.75% – 3.29%,
07/08/05 – 07/29/05(1)	35,388,381	35,347,811
Sydney Capital Corp.
3.11% – 3.21%,
07/08/05 – 08/17/05(1)	789,620	787,494

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
COMMERCIAL PAPER(5) (Continued)
Thames Asset Global Securitization No. 1 Inc.
3.12% – 3.19%,
07/07/05 – 07/15/05(1)	$706,899	$706,157
Three Pillars Funding Corp.
3.30%, 07/28/05	31,570	31,491
Tulip Funding Corp.
3.02% – 3.07%, 07/01/05(1)	423,359	423,359
UBS Finance Delaware LLC
3.03%, 07/01/05	325,661	325,661
Windmill Funding Corp.
3.17% – 3.24%, 07/26/05	188,883	188,462
Yorktown Capital LLC
3.15%, 07/13/05	126,185	126,052

		87,273,027

FLOATING RATE NOTES(5) – 2.31%
Allstate Life Global Funding II
3.19% – 3.30%,
06/08/06 – 06/27/06(1)	403,820	403,822
American Express Bank
3.24% – 3.29%,
10/17/05 – 06/29/06	531,913	531,918
American Express Centurion Bank
3.29%, 06/29/06	86,843	86,843
American Express Credit Corp.
3.19% – 3.32%,
08/09/05 – 10/26/05	618,756	618,831
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06(1)	141,120	141,120
Bank of Nova Scotia
3.06% – 3.23%,
09/26/05 – 01/03/06	141,120	141,100
Beta Finance Inc.
3.13% – 3.60%,
09/23/05 – 06/09/06(1)	1,115,932	1,115,921
BMW US Capital LLC
3.19%, 07/14/06(1)	217,107	217,107
Canadian Imperial Bank of Commerce
3.14% – 3.26%,
09/13/05 – 12/14/05	738,165	738,097
CC USA Inc.
3.12% – 3.27%,
07/29/05 – 06/26/06(1)	811,982	811,930
Commodore CDO Ltd.
3.47%, 12/12/05(1)	54,277	54,277
Credit Suisse First Boston
3.15%, 05/09/06	217,107	217,107
Danske Bank
3.14% – 3.24%,
08/12/05 – 10/17/05	651,322	651,285
DEPFA Bank PLC
3.42%, 03/15/06	217,107	217,107
Dorada Finance Inc.
3.12% – 3.29%,
07/29/05 – 06/26/06(1)	525,400	525,420
Fairway Finance LLC
3.21%, 10/20/05	86,843	86,842
Fifth Third Bancorp
3.26%, 04/21/06(1)	434,215	434,215
Five Finance Inc.
3.27% – 3.30%,
02/27/06 – 06/26/06(1)	151,975	151,980
General Electric Capital Corp.
3.28%, 07/07/06	97,698	97,804
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	31,188	31,188
Greenwich Capital Holdings Inc.
3.09% – 3.15%,
09/02/05 – 02/10/06	249,673	249,674
Hartford Life Global Funding Trust
3.21%, 07/15/06	217,107	217,107
HBOS Treasury Services PLC
3.15% – 3.51%,
01/10/06 – 04/24/06(1)	651,322	651,321
HSBC Bank USA N.A.
3.57%, 05/04/06	75,988	76,039
K2 USA LLC
3.09% – 3.24%,
07/25/05 – 06/02/06(1)	955,272	955,277
Leafs LLC
3.26%, 01/20/06 – 02/21/06(1)	227,963	227,963
Links Finance LLC
3.19% – 3.58%,
11/16/05 – 03/15/06(1)	846,719	846,842
Lothian Mortgages PLC
3.29%, 01/24/06(1)	325,661	325,661
Marshall & Ilsley Bank
3.36%, 02/20/06	217,107	217,274
Metropolitan Life Global Funding I
3.14%, 07/06/06(1)	325,661	325,661
National City Bank (Ohio)
3.09% – 3.11%,
08/09/05 – 01/06/06	325,661	325,637
Nationwide Building Society
3.16% – 3.51%,
01/13/06 – 07/07/06(1)	803,297	803,407
Norddeutsche Landesbank
3.11%, 07/27/05	217,107	217,102
Northern Rock PLC
3.15% – 3.28%,
10/25/05 – 05/03/06(1)	651,322	651,322
Permanent Financing PLC
3.15% – 3.20%,
09/12/05 – 06/12/06	835,863	835,864
Principal Life Income Funding Trusts
3.21%, 05/10/06	162,831	162,838

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Shares or Principal	Value
FLOATING RATE NOTES(5) (Continued)
Royal Bank of Scotland
3.07% – 3.26%,
04/05/06 – 06/27/06	$616,042	$615,869
Sedna Finance Inc.
3.19%, 01/10/06 – 01/17/06(1)	119,409	119,395
Sigma Finance Inc.
3.10% – 3.60%,
08/17/05 – 03/20/06(1)	1,239,683	1,239,717
Skandinav Enskilda Bank NY
3.27%, 07/18/06(1)	217,107	217,107
Societe Generale
3.15% – 3.26%,
03/30/06 – 06/13/06	336,516	336,441
SunTrust Bank
3.17%, 04/28/06	325,661	325,661
Tango Finance Corp.
3.19% – 3.28%,
07/25/05 – 06/21/06(1)	744,678	744,632
Toronto-Dominion Bank
3.81%, 06/20/06	271,384	271,410
UniCredito Italiano SpA
3.34%, 06/14/06	282,240	282,144
Wachovia Asset Securitization Inc.
3.30%, 07/25/05(1)	559,956	559,956
Wells Fargo & Co.
3.19%, 07/14/06(1)	108,554	108,566
WhistleJacket Capital LLC
3.14% – 3.24%,
07/15/05 – 06/22/06(1)	727,310	727,282
White Pine Finance LLC
3.07% – 3.28%,
07/05/05 – 06/20/06(1)	729,481	729,456
Winston Funding Ltd.
3.23%, 07/23/05(1)	155,015	155,015
World Savings Bank
3.13%, 09/09/05	75,988	75,986

		20,871,540

MONEY MARKET FUNDS – 12.75%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22%(5)(6)(7)	868,430	868,430
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20%(6)(7)	114,387,882	114,387,882
BlackRock Temp Cash Money Market Fund 3.04%(5)(7)	31,450	31,450
Short Term Investment Co. – Prime Money Market Portfolio, Institutional Shares 3.13%(5)(7)	76,109	76,109

		115,363,871

REPURCHASE AGREEMENTS(5) – 0.84%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $3,687,823 and effective yields of 3.40% - 3.44%.(8)	$3,687,472	3,687,472
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $2,822,665 and effective yields of 3.43% - 3.44%.(8)	2,822,396	2,822,396
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $1,085,639 and an effective yield of 3.40%.(8)	1,085,537	1,085,537

		7,595,405

TIME DEPOSITS – 0.40%
American Express Centurion Bank
3.08%, 07/01/05(5)	162,831	162,831
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05(5)	217,107	217,107
BNP Paribas (New York)
2.78% – 3.03%,
07/11/05 – 08/23/05(5)	303,950	303,950
Credit Suisse First Boston
3.16%, 07/13/05(5)	108,554	108,554
Deutsche Bank AG
3.31%, 07/01/05(5)	8,927	8,927
HBOS Treasury Services PLC
3.39%, 12/14/05(5)	130,264	130,264
Key Bank N.A.
3.34%, 07/01/05(5)	651,322	651,322
Lehman Brothers Inc.
3.21%, 04/01/10(9)	50,000	50,000
Natexis Banques
2.98%, 08/18/05(5)	217,107	217,107
Toronto-Dominion Bank
2.66% – 3.18%,
09/14/05 – 11/09/05(5)	390,793	390,784
UBS AG
2.67% – 3.40%,
11/09/05 – 12/15/05(5)	173,686	173,685
UBS Finance Delaware LLC
3.02% – 3.05%,
07/01/05 – 07/05/05(5)	151,975	151,973
US Bank N.A.
3.12%, 07/08/05(5)	217,107	217,107
Washington Mutual Bank
3.15% – 3.28%,
07/28/05 – 08/09/05(5)	651,322	651,322
Wells Fargo Bank N.A.
3.04%, 07/01/05(5)	217,107	217,107

		3,652,040

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
U.S. GOVERNMENT AGENCY NOTES(5) – 0.04%
Federal National Mortgage Association
2.33%, 07/22/05	$325,661	$325,219

		325,219

TOTAL SHORT-TERM INVESTMENTS (Cost: $235,081,102)		235,081,102

TOTAL INVESTMENTS IN SECURITIES – 123.48% (Cost: $1,115,266,883)		1,117,408,621

SECURITIES SOLD SHORT– (1.70)%
U.S. GOVERNMENT AGENCY OBLIGATIONS – (1.70)%
Federal National Mortgage Association
6.00%, 07/01/35(3)	(15,000,000)	(15,375,000)

		(15,375,000)

TOTAL SECURITIES SOLD SHORT (Proceeds: $15,392,578)		(15,375,000)

Other Assets, Less Liabilities – (21.78)%		(197,134,097)

NET ASSETS – 100.00%		$904,899,524

(1)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	All or a portion of this security represents a security on loan. See Note 4.
(3)	To-be-announced (TBA). See Note 1.
(4)	These U.S. Treasury Notes are held in segregated accounts in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.
(5)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(6)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(9)	This security is held as collateral for open swaps contracts. See Note 1.
(10)	Investments are denominated in U.S. dollars.

As of June 30, 2005, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
U.S. 5-Year Note (09/30/05)	129	$14,046,891	$(9,281)
U.S. 10-Year Note (09/30/05)	443	50,266,656	261,803
U.S. Long Bond (09/30/05)	58	6,887,500	85,300
90-Day Euro (09/19/05)	561	134,850,375	(50,922)
U.S. 2-Year Note (08/26/05)	(44)	(9,138,250)	12,919
90-Day Euro (03/13/06)	(210)	(50,405,250)	219,542

			$519,361

As of June 30, 2005, the Master Portfolio held the following open swap contracts:

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps
Agreement with Deutsche Bank AG dated 3/10/05 to receive 0.66% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Royal Caribbean Cruises Ltd. 8.75% due 2/2/11. Expiring 3/20/10.	$5,000,000	$(209,345)
Agreement with Deutsche Bank AG dated 4/14/05 to receive 3.40% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Dow Jones Credit Derivatives Index, High Yield. Expiring 6/20/10.	5,850,000	6,692
Agreement with J.P. Morgan Chase & Co. dated 12/13/04 to receive 1.50% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Shaw Communications, Inc. 8.25% due 4/11/10. Expiring 3/20/10.	3,000,000	(1,012)

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (Continued)
Agreement with J.P. Morgan Chase & Co. dated 12/8/04 to receive 1.63% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Shaw Communications, Inc. 7.20% due 12/15/11. Expiring 3/20/10.	$1,000,000	$5,051
Agreement with J.P. Morgan Chase & Co. dated 3/15/04 to receive 0.22% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Deere & Co. 6.95% due 4/25/14. Expiring 3/20/07.	2,000,000	2,690
Agreement with J.P. Morgan Chase & Co. dated 4/14/05 to receive 3.40% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Dow Jones Credit Derivatives Index, High Yield. Expiring 6/20/10.	2,925,000	3,346
Agreement with J.P. Morgan Chase & Co. dated 7/9/04 to pay 2.25% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, High Yield. Expiring 12/20/09.	4,500,000	(90,991)
Agreement with J.P. Morgan Chase & Co. dated 7/9/04 to pay 3.75% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, High Yield. Expiring 12/20/09.	10,250,000	(128,999)
Agreement with J.P. Morgan Chase & Co. dated 9/1/04 to receive 1.185% per year times the notional amount. The Master Portfolio makes payment only upon a default event of iStar Financial Inc. 6.000% due 12/15/10. Expiring 12/20/09.	2,000,000	28,187
Agreement with Lehman Brothers, Inc. dated 4/14/05 to pay 2.10% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, High Yield. Expiring 6/20/10.	5,800,000	128,450
Agreement with Lehman Brothers, Inc. dated 7/9/04 to pay 3.75% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, High Yield. Expiring 12/20/09.	10,000,000	(125,853)

		$(381,784)

Swaptions
Agreement with J.P. Morgan Chase & Co. dated 6/23/04. Option to enter into a ten-year interest rate swap, receiving the notional amount multiplied by the three-month LIBOR rate, and paying a fixed rate of 6.4625%. Expiring 6/23/09.	18,200,000	$235,840

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

June 30, 2005

LifePath Retirement Master Portfolio

Security Type	Value	% of Net Assets
Domestic Fixed Income	$134,471,930	64.50%
Domestic Equity	55,264,205	26.51
Foreign Equity	18,349,440	8.80
Short-Term and Other Net Assets	403,612	0.19

TOTAL	$208,489,187	100.00%

LifePath 2010 Master Portfolio

Security Type	Value	% of Net Assets
Domestic Fixed Income	$304,107,465	52.53%
Domestic Equity	203,090,655	35.08
Foreign Equity	67,603,480	11.68
Short-Term and Other Net Assets	4,128,946	0.71

TOTAL	$578,930,546	100.00%

LifePath 2020 Master Portfolio

Security Type	Value	% of Net Assets
Domestic Equity	$439,706,352	48.64%
Domestic Fixed Income	316,658,434	35.03
Foreign Equity	145,239,278	16.07
Short-Term and Other Net Assets	2,335,456	0.26

TOTAL	$903,939,520	100.00%

LifePath 2030 Master Portfolio

Security Type	Value	% of Net Assets
Domestic Equity	$319,374,613	58.53%
Domestic Fixed Income	117,422,688	21.52
Foreign Equity	105,962,704	19.42
Short-Term and Other Net Assets	2,862,406	0.53

TOTAL	$545,622,411	100.00%

LifePath 2040 Master Portfolio

Security Type	Value	% of Net Assets
Domestic Equity	$219,902,180	62.15%
Foreign Equity	70,678,668	19.98
Domestic Fixed Income	32,239,032	9.11
Short-Term and Other Net Assets	30,992,126	8.76

TOTAL	$353,812,006	100.00%

Active Stock Master Portfolio

Sector/Investment Type	Value	% of Net Assets
Consumer Non-Cyclical	$264,911,060	25.67%
Financial	213,301,756	20.67
Communications	111,802,663	10.83
Technology	111,658,531	10.81
Energy	105,829,214	10.25
Consumer Cyclical	99,163,808	9.61
Industrial	85,203,721	8.26
Utilities	32,263,561	3.13
Basic Materials	25,787,493	2.50
Futures Contracts	(42,178)	(0.01)
Short-Term and Other Net Assets	(17,769,994)	(1.72)

TOTAL	$1,032,109,635	100.00%

CoreAlpha Bond Master Portfolio

Sector/Investment Type	Value	% of Net Assets
Mortgage-Backed Securities	$409,465,177	45.25%
Government	158,095,962	17.47
Financial	143,881,428	15.90
Communications	48,502,433	5.36
Consumer Non-Cyclical	29,793,888	3.30
Energy	22,427,619	2.48
Consumer Cyclical	22,145,527	2.44
Industrial	20,593,383	2.28
Utilities	19,820,307	2.19
Basic Materials	7,033,670	0.78
Technology	568,125	0.06
Futures Contracts	519,361	0.06
Swap Agreements	(145,944)	(0.02)
Securities sold short	(15,375,000)	(1.70)
Short-Term and Other Net Assets	37,573,588	4.15

TOTAL	$904,899,524	100.00%

These tables are not part of the financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

	LifePath Retirement Master Portfolio	LifePath 2010 Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio
ASSETS
Investments, at cost:
Unaffiliated issuers	$13,090,193	$30,766,942	$158,974,133	$48,550,704	$44,894,702

Affiliated issuers(a)	$29,194,009	$100,681,695	$205,074,598	$145,165,630	$143,842,191

Investments, at value (including securities on loan(b)) (Note 1):
Unaffiliated issuers	$13,090,193	$30,766,942	$158,974,133	$48,550,704	$44,894,702
Affiliated issuers(a)	32,026,844	110,601,536	224,500,736	158,231,394	151,301,316
Affiliated Master Portfolios(a)	177,308,986	469,700,474	685,420,313	388,317,671	216,261,730
Receivables:
Investment securities sold	814,507	3,651,036	6,379,208	6,745,450	29,977,208
Dividends and interest	8,803	28,446	81,099	31,191	33,006
Contributions	200,000	3,600,000	450,000	1,700,000	30,300,000

Total Assets	223,449,333	618,348,434	1,075,805,489	603,576,410	472,767,962

LIABILITIES
Payables:
Investment securities purchased	1,615,019	8,050,647	9,805,622	8,457,217	73,187,842
Collateral for securities loaned (Note 4)	13,343,601	31,362,548	162,051,652	49,490,578	45,763,801
Investment advisory fees (Note 2)	1,526	4,693	8,695	6,204	4,313

Total Liabilities	14,960,146	39,417,888	171,865,969	57,953,999	118,955,956

NET ASSETS	$208,489,187	$578,930,546	$903,939,520	$545,622,411	$353,812,006

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
ASSETS
Investments, at cost:
Unaffiliated issuers	$1,076,845,714	$1,000,010,571

Affiliated issuers(a)	$5,686,162	$115,256,312

Investments in securities, at value (including securities on loan(c)) (Note 1):
Unaffiliated issuers	$1,122,751,926	$1,002,152,309
Affiliated issuers(a)	5,686,162	115,256,312
Deposits with brokers for securities sold short	—	15,425,078
Receivables:
Investment securities sold	10,136,217	72,121,272
Dividends and interest	1,028,344	8,327,998
Due from broker – variation margin	—	98,296

Total Assets	1,139,602,649	1,213,381,265

LIABILITIES
Payables:
Investment securities purchased	33,214,750	246,718,361
Due to bank	49,647	—
Due to broker – variation margin	34,343	—
Payable for closed swap contracts	—	270,840
Collateral for securities loaned (Note 4)	73,895,832	45,728,532
Collateral for open swap contracts (Note 1)	—	100,002
Securities sold short, at value (Proceeds: $15,392,578) (Note 1)	—	15,375,000
Interest on securities sold short	—	32,925
Investment advisory fees (Note 2)	213,173	182,915
Administration fees (Note 2)	85,269	73,166

Total Liabilities	107,493,014	308,481,741

NET ASSETS	$1,032,109,635	$904,899,524

(a)	The Master Portfolios’ investment adviser is an affiliate of the issuers. See Note 2.
(b)	Securities on loan with market values of $12,948,067, $30,431,754, $157,511,772, $48,116,063 and $44,452,463, respectively. See Note 4.
(c)	Securities on loan with market values of $72,035,740 and $44,621,646, respectively. See Note 4.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

	LifePath Retirement Master Portfolio	LifePath 2010 Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio
NET INVESTMENT INCOME
Dividends	$494	$10,570	$12,001	$7,001	$12,319
Dividends from affiliated issuers(a)	59,240	182,565	339,239	233,236	145,479
Dividends allocated from Master Portfolios	364,476	1,392,662	3,045,285	2,203,874	1,462,557
Interest from affiliated issuers(a)	16,250	41,586	77,763	50,415	39,515
Interest allocated from Master Portfolios	2,701,130	5,994,248	6,157,755	2,232,490	603,829
Securities lending income(b)	16,980	67,834	151,227	75,120	44,930
Expenses allocated from Master Portfolios	(289,814)	(758,561)	(1,097,749)	(615,429)	(337,466)

Total investment income	2,868,756	6,930,904	8,685,521	4,186,707	1,971,163

EXPENSES (Note 2)
Investment advisory fees	338,112	923,239	1,430,362	847,856	480,907

Total expenses	338,112	923,239	1,430,362	847,856	480,907
Less investment advisory fees waived	(329,590)	(896,769)	(1,381,550)	(814,717)	(458,216)

Net expenses	8,522	26,470	48,812	33,139	22,691

Net investment income	2,860,234	6,904,434	8,636,709	4,153,568	1,948,472

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from sale of investments of affiliated issuers(a)	197,045	729,410	596,875	469,289	(50,517)
Net realized gain allocated from Master Portfolios	1,183,053	4,301,596	9,018,475	6,406,900	4,203,479
Net realized gain on foreign currency transactions	—	19	4	17	—
Net change in unrealized appreciation (depreciation) of investments	(369,746)	(1,433,259)	(2,456,208)	(1,764,723)	(1,005,154)
Net change in unrealized appreciation (depreciation) allocated from Master Portfolios	(581,496)	(2,381,598)	(5,034,133)	(3,791,493)	(2,453,841)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(360)	(1,067)	(2,965)	(1,142)	(959)

Net realized and unrealized gain	428,496	1,215,101	2,122,048	1,318,848	693,008

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,288,730	$8,119,535	$10,758,757	$5,472,416	$2,641,480

(a)	The Master Portfolios’ investment adviser is an affiliate of the issuers. See Note 2.
(b)	Includes income earned from issuers of which the Master Portfolios’ investment adviser is an affiliate. See Note 2.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS (Continued)

For the Six Months Ended June 30, 2005 (Unaudited)

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
NET INVESTMENT INCOME
Dividends(a)	$8,468,852	$—
Interest	5,381	15,848,368
Interest from affiliated issuers(b)	50,179	1,908,138
Securities lending income(c)	26,060	49,882

Total investment income	8,550,472	17,806,388

EXPENSES (Note 2)
Investment advisory fees	1,199,726	1,013,859
Administration fees	479,890	405,544

Total expenses	1,679,616	1,419,403

Net investment income	6,870,856	16,386,985

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on sale of investments	24,220,021	(1,318,338)
Net realized gain (loss) on futures contracts	(68,922)	2,275,368
Net realized loss on swap contracts	—	(194,824)
Net change in unrealized appreciation (depreciation) of investments	(15,219,264)	1,703,284
Net change in unrealized appreciation (depreciation) of futures contracts	(84,931)	447,866
Net change in unrealized appreciation (depreciation) of securities sold short	—	22,876
Net change in unrealized appreciation (depreciation) of swap contracts	—	(1,110,742)

Net realized and unrealized gain	8,846,904	1,825,490

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,717,760	$18,212,475

(a)	Net of foreign withholding tax of $828 and $—, respectively.
(b)	The Master Portfolios’ investment adviser is an affiliate of the issuers. See Note 2.
(c)	Includes income earned from issuers of which the Master Portfolios’ investment adviser is an affiliate. See Note 2.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	LifePath Retirement Master Portfolio		LifePath 2010 Master Portfolio
	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,860,234	$4,064,479	$6,904,434	$9,521,401
Net realized gain	1,380,098	6,723,311	5,031,025	19,706,190
Net change in unrealized appreciation (depreciation)	(951,602)	1,295,008	(3,815,924)	6,868,671

Net increase in net assets resulting from operations	3,288,730	12,082,798	8,119,535	36,096,262

Interestholder transactions:
Contributions	49,528,280	165,649,858	127,009,847	381,914,274
Withdrawals	(25,201,463)	(98,229,192)	(48,975,481)	(163,689,096)

Net increase in net assets resulting from interestholder transactions	24,326,817	67,420,666	78,034,366	218,225,178

Increase in net assets	27,615,547	79,503,464	86,153,901	254,321,440
NET ASSETS:
Beginning of period	180,873,640	101,370,176	492,776,645	238,455,205

End of period	$208,489,187	$180,873,640	$578,930,546	$492,776,645

	LifePath 2020 Master Portfolio		LifePath 2030 Master Portfolio
	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$8,636,709	$14,874,419	$4,153,568	$7,469,272
Net realized gain	9,615,354	19,502,624	6,876,206	33,016,584
Net change in unrealized appreciation (depreciation)	(7,493,306)	37,235,104	(5,557,358)	5,172,895

Net increase in net assets resulting from operations	10,758,757	71,612,147	5,472,416	45,658,751

Interestholder transactions:
Contributions	220,015,973	537,563,465	144,148,110	341,379,439
Withdrawals	(52,783,632)	(354,707,063)	(36,292,950)	(179,195,644)

Net increase in net assets resulting from interestholder transactions	167,232,341	182,856,402	107,855,160	162,183,795

Increase in net assets	177,991,098	254,468,549	113,327,576	207,842,546
NET ASSETS:
Beginning of period	725,948,422	471,479,873	432,294,835	224,452,289

End of period	$903,939,520	$725,948,422	$545,622,411	$432,294,835

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

			LifePath 2040 Master Portfolio
			For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income			$1,948,472	$4,098,676
Net realized gain			4,152,962	4,988,726
Net change in unrealized appreciation (depreciation)			(3,459,954)	19,707,923

Net increase in net assets resulting from operations			2,641,480	28,795,325

Interestholder transactions:
Contributions			145,183,019	196,012,271
Withdrawals			(28,623,356)	(152,070,048)

Net increase in net assets resulting from interestholder transactions			116,559,663	43,942,223

Increase in net assets			119,201,143	72,737,548
NET ASSETS:
Beginning of period			234,610,863	161,873,315

End of period			$353,812,006	$234,610,863

	Active Stock Master Portfolio		CoreAlpha Bond Master Portfolio
	For the six months ended June 30, 2005 (Unaudited)	For the period March 15, 2004(a) to December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the period March 15, 2004(a) to December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$6,870,856	$10,779,499	$16,386,985	$16,778,720
Net realized gain (loss)	24,151,099	20,580,275	762,206	(3,269,330)
Net change in unrealized appreciation (depreciation)	(15,304,195)	61,168,229	1,063,284	577,649

Net increase in net assets resulting from operations	15,717,760	92,528,003	18,212,475	14,087,039

Interestholder transactions:
Contributions	198,585,000	982,486,302	166,325,000	868,565,757
Withdrawals	(36,000,000)	(221,207,430)	(3,545,000)	(158,745,747)

Net increase in net assets resulting from interestholder transactions	162,585,000	761,278,872	162,780,000	709,820,010

Increase in net assets	178,302,760	853,806,875	180,992,475	723,907,049
NET ASSETS:
Beginning of period	853,806,875	—	723,907,049	—

End of period	$1,032,109,635	$853,806,875	$904,899,524	$723,907,049

(a)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of June 30, 2005, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Active Stock and CoreAlpha Bond Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

Under MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

RESTRUCTURING OF THE LIFEPATH MASTER PORTFOLIOS

As of March 15, 2004, the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios (each, a “LifePath Master Portfolio,” collectively, the “LifePath Master Portfolios”) converted to a fund-of-funds structure. Consequently, as of March 15, 2004, each LifePath Master Portfolio seeks to achieve its investment objective by investing in a combination of stock, bond and money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive investment strategy. The Underlying Funds are advised by Barclays Global Fund Advisors (“BGFA”), and include the Active Stock and CoreAlpha Bond Master Portfolios, the Barclays Global Investors Funds Institutional Money Market Fund and exchange-traded funds in the iShares® family of funds.

SECURITY VALUATION

The securities and other assets of each Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”).

The value of each LifePath Master Portfolio’s investment in each of the Active Stock Master Portfolio and the CoreAlpha Bond Master Portfolio reflects that LifePath Master Portfolio’s proportionate interest in the net assets of that Master Portfolio. As of June 30, 2005, the interests of the Active Stock and CoreAlpha Bond Master Portfolios held by each LifePath Master Portfolio were as follows:

Master Portfolio	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
LifePath Retirement	4.15%	14.86%
LifePath 2010	16.04	33.61
LifePath 2020	35.73	34.99
LifePath 2030	26.25	12.98
LifePath 2040	17.83	3.56

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

Each LifePath Master Portfolio records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Active Stock and CoreAlpha Bond Master Portfolios. In addition, each LifePath Master Portfolio accrues its own expenses.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Master Portfolios are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective date of such transactions.

Each Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Master Portfolios as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of June 30, 2005, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes for the Master Portfolios were as follows:

Master Portfolio	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
LifePath Retirement(a)	$42,284,202	$2,832,835	$—	$2,832,835
LifePath 2010(a)	131,448,637	9,919,841	—	9,919,841
LifePath 2020(a)	364,056,080	19,418,789	—	19,418,789
LifePath 2030(a)	193,724,015	13,058,083	—	13,058,083
LifePath 2040(a)	188,749,638	7,446,380	—	7,446,380
Active Stock	1,087,018,922	80,474,039	(39,054,873)	41,419,166
CoreAlpha Bond	1,115,739,875	6,762,610	(5,093,864)	1,668,746

(a)	Tax cost information does not include investments in the underlying Master Portfolios.

FUTURES CONTRACTS

The Active Stock and the CoreAlpha Bond Master Portfolios may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as receivables or payables in the accompanying Statements of Assets and Liabilities. When the contract is closed, the Master Portfolio records a “realized gain (loss) on futures contracts” in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the U.S. Securities and Exchange Commission (“SEC”), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equity securities in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for futures contracts may exceed the amount reflected in the financial statements.

The Active Stock and CoreAlpha Bond Master Portfolios have pledged to brokers U.S. Treasury Bills and U.S. Treasury Notes, respectively, for initial margin requirements with a total face amount of $340,000 and $1,103,000, respectively.

WHEN ISSUED/TBA TRANSACTIONS

The CoreAlpha Bond Master Portfolio may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions or if the counterparty fails to complete the transaction. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover, higher transaction costs and to allocate larger short-term capital gains to interestholders.

REPURCHASE AGREEMENTS

Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by a Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of June 30, 2005, a portion of the cash collateral for securities on loan for each Master Portfolio was invested in repurchase agreements as disclosed in the Master Portfolios’ Schedules of Investments. For further information, see Note 4, below.

SWAP AGREEMENTS

The CoreAlpha Bond Master Portfolio may enter into index and interest-rate swap transactions. Index swaps involve the exchange by the Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include, but are not limited to, dividends or income. Interest-rate swaps involve the exchange by the Master Portfolio with another party of their respective commitments to pay or receive interest. If the Master Portfolio enters into a swap transaction, cash or securities may be posted by or to the Master Portfolio as collateral in accordance with the terms of the swap agreement. Upon early termination of a swap agreement due to an event of default or termination event with respect to the Master Portfolio or the other party, the risk of loss to the Master Portfolio would generally be limited to the net amount of payments that the Master Portfolio is contractually obligated to make if, after exercising in accordance with the swap agreement the rights with respect to early close-out of the swap transaction or swap transactions, it is determined that the Master Portfolio would be obligated to make a net payment with respect to the swap transaction or swap transactions. In the event the other party to the swap transaction or swap transactions is to owe a net amount to the Master Portfolio upon an early termination of the swap agreement as described above, the Master Portfolio could be exposed to the risk of loss in the event that any collateral held by the Master Portfolio would be insufficient. As of June 30, 2005, the Master Portfolio did not hold any index or interest-rate swap contracts.

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

The CoreAlpha Bond Master Portfolio may also enter into credit default swaps to protect against credit risks associated with securities issued by or loans entered into by certain companies (each, as used in this discussion, a “reference entity” in the case of a particular company and an “Obligation” in the case of a loan or security) and to sell protection to a counterparty against credit risks associated with certain reference entities. In a cash-settled credit default swap where the Master Portfolio is buying protection, the Master Portfolio makes a stream of fixed payments to the counterparty in exchange for the right to receive compensation for the loss in market value of the designated Obligation that is being hedged, in the event the reference entity experiences a credit event, such as a material loan or bond default, restructuring or bankruptcy. In a cash-settled credit default swap where the Master Portfolio is selling protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving the fixed premium over the life of the transaction. Alternatively, if the credit default swap were to be physically settled, the counterparty, as seller of protection, would agree that if a specified credit event occurs, it would take delivery of an Obligation specified by the Master Portfolio and pay to the Master Portfolio an amount equal to the notional amount of the transaction. In exchange for this risk protection, the Master Portfolio would pay the counterparty a fixed premium over the specified life of the credit default swap. In instances where the Master Portfolio sells protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the credit default swap. The Master Portfolio would be required to compensate the counterparty for loss in the market value of the designated Obligation if the reference entity suffered a credit event and the credit default swap were to be cash-settled. In the event that the transaction were to be physically settled on the occurrence of a specified credit event with respect to the reference entity, the Master Portfolio would be required to take physical delivery of an Obligation specified at the time of the occurrence of the relevant credit event and would pay to the counterparty an amount equal to notional amount of the transaction. Details of credit default swaps held by the Master Portfolio as of June 30, 2005 are included in the Master Portfolio’s Schedule of Investments.

OPTIONS ON SWAP AGREEMENTS

The CoreAlpha Bond Master Portfolio may write (sell) and purchase put and call options on swaps. An option on a swap (commonly referred to as a “swaption”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap transaction at some designated future time on specified terms as described in the swaption. Depending on the terms of the particular swaption, the Master Portfolio may incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Master Portfolio purchases a swaption, it risks losing only the amount of the premium it has paid if the Master Portfolio decides to let the swaption expire unexercised. When the Master Portfolio writes a swaption, upon exercise of the swaption, the Master Portfolio becomes obligated according to the terms of the underlying agreement. Details of swaptions held by the Master Portfolio as of June 30, 2005 are included in the Master Portfolio’s Schedule of Investments.

SHORT SALES

The CoreAlpha Bond Master Portfolio may make short sales of securities as part of its overall portfolio management strategies or to offset potential declines in long positions in similar securities. A short sale involves the sale of securities, with the ultimate obligation to deliver these securities. To make delivery to the buyer of the securities, the seller purchases or borrows the securities to offset the short obligation. When making a short sale, the Master Portfolio must cover its position. Short sales expose the Master Portfolio to the risk that it will be required to acquire, convert or exchange securities to replace the securities sold short at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Master Portfolio. The successful use of short selling may be adversely affected by an imperfect correlation between movements in the price of the security sold short and the securities being hedged. The amount at risk for short sales may exceed the amount reflected in the financial statements. Details of short sales held by the Master Portfolio as of June 30, 2005 are included in the Master Portfolio’s Schedule of Investments.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with each Master Portfolio, BGFA provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual fee of 0.35% of the average daily net assets of each of the LifePath Master Portfolios and 0.25% of the average daily net assets of each of the Active Stock and CoreAlpha Bond Master Portfolios as compensation for its investment advisory services.

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

BGFA has agreed to waive investment advisory fees charged to the LifePath Master Portfolios in an amount equal to investment advisory fees and administration fees, if any, charged to the Underlying Funds. For the six months ended June 30, 2005, BGFA waived investment advisory fees as follows:

Master Portfolio	Waived Investment Advisory Fees
LifePath Retirement	$329,590
LifePath 2010	896,769
LifePath 2020	1,381,550
LifePath 2030	814,717
LifePath 2040	458,216

MIP has entered into an administration services arrangement with Barclays Global Investors, N.A. (“BGI”) which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, counsel and independent registered accounting firm), to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the LifePath Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the LifePath Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the LifePath Master Portfolios. BGI is entitled to receive a monthly fee for administration services from each of the Active Stock and CoreAlpha Bond Master Portfolios at an annual rate of 0.10% of their respective average daily net assets. BGI may delegate certain of its administration duties to sub-administrators.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from BGI for its services as sub-administrator of the Master Portfolios.

Pursuant to an exemptive order issued by the SEC, BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended June 30, 2005, BGI earned securities lending agent fees as follows:

Master Portfolio	Securities Lending Agent Fees
LifePath Retirement	$16,980
LifePath 2010	67,834
LifePath 2020	151,227
LifePath 2030	75,120
LifePath 2040	44,930
Active Stock	26,060
CoreAlpha Bond	49,882

SEI Investment Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolios. For the six months ended June 30, 2005, BGIS did not receive any brokerage commissions from the Master Portfolios.

Pursuant to Rule 17a-7 under the 1940 Act, the Active Stock Master Portfolio executed cross trades for the six months ended June 30, 2005. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first quarter of the fiscal year and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the second quarter of the fiscal year.

Pursuant to an exemptive order issued by the SEC, each Master Portfolio may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

Portfolios’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments or from investment of securities lending collateral are recorded as either interest from affiliated issuers or securities lending income, respectively, in the accompanying Master Portfolios’ Statements of Operations.

The Master Portfolios may invest in the shares of exchange-traded funds (“ETFs”), including shares of ETFs of which BGI is an affiliate, to obtain exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Master Portfolios.

The following table provides information about the investment by each Master Portfolio in shares of issuers of which BGFA is an affiliate, other than the Active Stock and CoreAlpha Bond Master Portfolios, for the six months ended June 30, 2005, including income earned from these affiliated issuers and net realized capital gains (losses) from sales of these affiliated issuers.

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend and Interest Income	Net Realized Gain (Loss)
LifePath Retirement
IMMF	1,282	152,066	152,351	997	$996,847	$16,250	$—
iShares MSCI EAFE Index Fund(a)	291	65	6	350	18,349,440	—	13,594
iShares Russell 2000 Index Fund(b)	66	30	96	—	—	20,584	173,451
iShares S&P 500 Index Fund	—	33	33	—	—	—	(21,540)
iShares S&P MidCap 400 Index Fund(b)	64	46	—	110	7,506,435	27,711	—
iShares S&P SmallCap 600 Index Fund(a)	—	104	15	89	4,920,714	10,945	31,540
LifePath 2010
IMMF	3,359	395,848	394,302	4,905	4,904,805	41,586	—
iShares MSCI EAFE Index Fund(a)	1,080	210	—	1,290	67,603,480	—	—
iShares Russell 2000 Index Fund(b)	214	85	299	—	—	63,570	603,503
iShares S&P 500 Index Fund	—	154	154	—	—	967	(10,231)
iShares S&P MidCap 400 Index Fund(b)	198	137	—	335	22,924,279	83,824	—
iShares S&P SmallCap 600 Index Fund(a)	—	326	61	265	14,573,367	34,204	136,138
LifePath 2020
IMMF	4,950	754,191	753,902	5,239	5,239,466	77,763	—
iShares MSCI EAFE Index Fund(a)	2,133	639	—	2,772	145,239,278	—	—
iShares Russell 2000 Index Fund(b)	344	197	541	—	—	112,800	918,896
iShares S&P 500 Index Fund	—	505	505	—	—	12,110	(504,884)
iShares S&P MidCap 400 Index Fund(b)	316	315	—	631	43,192,880	152,624	—
iShares S&P SmallCap 600 Index Fund(a)	—	588	84	504	27,751,593	61,705	182,863

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend and Interest Income	Net Realized Gain (Loss)
LifePath 2030
IMMF	3,255	477,293	477,699	2,849	$2,849,186	$50,415	$—
iShares MSCI EAFE Index Fund(a)	1,518	505	—	2,023	105,962,704	—	—
iShares Russell 2000 Index Fund(b)	222	137	359	—	—	73,731	582,191
iShares S&P 500 Index Fund	—	402	402	—	—	17,566	(243,072)
iShares S&P MidCap 400 Index Fund(b)	206	233	—	439	30,083,693	100,614	—
iShares S&P SmallCap 600 Index Fund(a)	—	394	60	334	18,395,937	41,325	130,170
LifePath 2040
IMMF	1,776	399,492	357,394	43,874	43,874,067	39,515	—
iShares MSCI EAFE Index Fund(a)	876	473	—	1,349	70,678,668	—	—
iShares Russell 2000 Index Fund(b)	134	100	234	—	—	46,738	334,360
iShares S&P 500 Index Fund	—	555	555	—	—	7,411	(478,877)
iShares S&P MidCap 400 Index Fund(b)	124	228	—	352	24,078,297	64,339	—
iShares S&P SmallCap 600 Index Fund(a)	—	257	43	214	11,801,185	26,991	94,000
Active Stock
IMMF	4,370	456,502	456,589	4,283	4,282,808	50,179	—
CoreAlpha Bond
IMMF	92,515	17,114,950	17,093,077	114,388	114,387,882	1,908,138	—

(a)	Shares were adjusted to reflect a 3:1 stock split effective June 9, 2005.
(b)	Shares were adjusted to reflect a 2:1 stock split effective June 9, 2005.

The Master Portfolios invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Master Portfolio does not include the Master Portfolio’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

Certain officers and trustees of MIP are also officers of BGI. As of June 30, 2005, these officers of BGI collectively owned less than 1% of the Master Portfolios’ outstanding beneficial interests.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Investment transactions (excluding short-term investments and investments in any underlying Master Portfolios) for the Master Portfolios for the six months ended June 30, 2005 were as follows:

	U.S. Government Obligations		Other Securities
Master Portfolio	Purchases	Sales	Purchases	Sales
LifePath Retirement	$—	$—	$38,878,541	$13,883,669
LifePath 2010	—	—	127,236,553	47,931,730
LifePath 2020	—	—	278,407,280	110,544,051
LifePath 2030	—	—	191,680,873	82,842,824
LifePath 2040	—	—	203,012,086	85,717,356
Active Stock	—	—	483,344,044	326,331,587
CoreAlpha Bond	475,744,904	402,641,784	176,207,506	130,361,165

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

4. PORTFOLIO SECURITIES LOANED

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of June 30, 2005, the Master Portfolios had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Master Portfolio, based on each Master Portfolio’s portion of the total cash collateral received. The market value of the securities on loan as of June 30, 2005 and the value of the related collateral are disclosed in the Master Portfolios’ Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Master Portfolios’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

5. FINANCIAL HIGHLIGHTS

Financial highlights for each of the Master Portfolios were as follows:

Master Portfolio	Period Ended June 30, 2005 (Unaudited)		Year Ended December 31, 2004(a)		Year Ended December 31, 2003	Period Ended December 31, 2002(b)		Year Ended February 28, 2002		Year Ended February 28, 2001	Year Ended February 29, 2000
LifePath Retirement
Ratio of expenses to average net assets(c)(d)	0.31%		0.31%		0.35%	0.35%		0.46%		0.55%	0.55%
Ratio of expenses to average net assets prior to waived fees(c)(i)	0.65%		0.60%		n/a	n/a		n/a		n/a	n/a
Ratio of net investment income to average net assets(c)(d)	2.96%		2.46%		2.27%	2.98%		3.73	%(h)	4.40%	4.03%
Ratio of net investment income to average net assets prior to waived fees(c)(i)	2.62%		2.17%		n/a	n/a		n/a		n/a	n/a
Portfolio turnover rate(e)	7%		138	%(g)	29%	56%		116%		58%	55%
Total return	1.62	%(f)	6.85%		12.45%	(1.36	)%(f)	2.68%		6.56%	5.22%
LifePath 2010
Ratio of expenses to average net assets(c)(d)	0.30%		0.30%		0.35%	0.35%		0.46%		0.55%	0.55%
Ratio of expenses to average net assets prior to waived fees(c)(i)	0.64%		0.59%		n/a	n/a		n/a		n/a	n/a
Ratio of net investment income to average net assets(c)(d)	2.62%		2.32%		2.12%	2.49%		3.11	%(h)	3.49%	3.20%
Ratio of net investment income to average net assets prior to waived fees(c)(i)	2.28%		2.03%		n/a	n/a		n/a		n/a	n/a
Portfolio turnover rate(e)	9%		130	%(g)	23%	72%		86%		54%	49%
Total return	1.46	%(f)	7.88%		16.16%	(6.43	)%(f)	(0.70)%		2.13%	8.32%

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

Master Portfolio	Period Ended June 30, 2005 (Unaudited)		Year Ended December 31, 2004(a)		Year Ended December 31, 2003	Period Ended December 31, 2002(b)		Year Ended February 28, 2002		Year Ended February 28, 2001	Year Ended February 29, 2000
LifePath 2020
Ratio of expenses to average net assets(c)(d)	0.28%		0.29%		0.35%	0.35%		0.44%		0.55%	0.55%
Ratio of expenses to average net assets prior to waived fees(c)(i)	0.62%		0.57%		n/a	n/a		n/a		n/a	n/a
Ratio of net investment income to average net assets(c)(d)	2.12%		2.05%		2.04%	2.14%		2.23	%(h)	2.38%	2.27%
Ratio of net investment income to average net assets prior to waived fees(c)(i)	1.78%		1.77%		n/a	n/a		n/a		n/a	n/a
Portfolio turnover rate(e)	14%		140	%(g)	23%	67%		86%		39%	43%
Total return	1.05	%(f)	9.77%		21.11%	(10.18	)%(f)	(4.99)%		(3.14)%	11.24%
LifePath 2030
Ratio of expenses to average net assets(c)(d)	0.27%		0.28%		0.35%	0.35%		0.46%		0.55%	0.55%
Ratio of expenses to average net assets prior to waived fees(c)(i)	0.60%		0.56%		n/a	n/a		n/a		n/a	n/a
Ratio of net investment income to average net assets(c)(d)	1.71%		1.93%		1.98%	1.81%		1.74	%(h)	1.72%	1.72%
Ratio of net investment income to average net assets prior to waived fees(c)(i)	1.38%		1.65%		n/a	n/a		n/a		n/a	n/a
Portfolio turnover rate(e)	17%		138	%(g)	32%	68%		53%		27%	26%
Total return	0.85	%(f)	11.28%		24.36%	(13.05	)%(f)	(7.82)%		(5.59)%	13.44%
LifePath 2040
Ratio of expenses to average net assets(c)(d)	0.26%		0.28%		0.35%	0.35%		0.49%		0.55%	0.55%
Ratio of expenses to average net assets prior to waived fees(c)(i)	0.60%		0.56%		n/a	n/a		n/a		n/a	n/a
Ratio of net investment income to average net assets(c)(d)	1.42%		1.74%		1.86%	1.57%		1.13	%(h)	0.90%	0.99%
Ratio of net investment income to average net assets prior to waived fees(c)(i)	1.08%		1.46%		n/a	n/a		n/a		n/a	n/a
Portfolio turnover rate(e)	31%		147	%(g)	29%	62%		15%		20%	29%
Total return	0.66	%(f)	11.93%		28.14%	(15.63	)%(f)	(10.48)%		(10.41)%	16.41%
Active Stock
Ratio of expenses to average net assets(c)	0.35%		0.35%		n/a	n/a		n/a		n/a	n/a
Ratio of net investment income to average net assets(c)	1.43%		1.57%		n/a	n/a		n/a		n/a	n/a
Portfolio turnover rate(e)	34%		70%		n/a	n/a		n/a		n/a	n/a
Total return	1.36	%(f)	10.40	%(f)	n/a	n/a		n/a		n/a	n/a

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

Master Portfolio	Period Ended June 30, 2005 (Unaudited)		Year Ended December 31, 2004(a)		Year Ended December 31, 2003	Period Ended December 31, 2002(b)	Year Ended February 28, 2002	Year Ended February 28, 2001	Year Ended February 29, 2000
CoreAlpha Bond
Ratio of expenses to average net assets(c)	0.35%		0.35%		n/a	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets(c)	4.04%		3.08%		n/a	n/a	n/a	n/a	n/a
Portfolio turnover rate(e)	80%		313%		n/a	n/a	n/a	n/a	n/a
Total return	2.17	%(f)	1.30	%(f)	n/a	n/a	n/a	n/a	n/a

(a)	For the period from March 15, 2004 (commencement of operations) to December 31, 2004 for the Active Stock and CoreAlpha Bond Master Portfolios.
(b)	For the ten months ended December 31, 2002. The LifePath Master Portfolios changed their fiscal year-end from February 28 to December 31.
(c)	Annualized for periods of less than one year.
(d)	Ratio includes the LifePath Master Portfolio’s pro rata portion of the expenses of the underlying Master Portfolios and reflects BGFA’s voluntary waiver of investment advisory fees charged to the LifePath Master Portfolio in an amount equal to investment advisory fees and administration fees, if any, charged to the Underlying Funds, including the underlying Master Portfolios.
(e)	Portfolio turnover rates include in-kind transactions, if any.
(f)	Not annualized.
(g)	Portfolio turnover rate reflects the restructure of the LifePath Master Portfolio to a fund-of-funds structure.
(h)	Effective March 1, 2001, the LifePath Master Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratio of net investment income to average net assets for the LifePath Master Portfolios for the year ended February 28, 2002. Ratios for the periods prior to March 1, 2001 have not been adjusted to reflect this change in policy.
(i)	Ratio includes the LifePath Master Portfolio’s pro rata portion of the expenses of the underlying Master Portfolios.

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited)

Under Section 15(c) of the 1940 Act, MIP’s Board of Trustees, including a majority of Trustees who are not interested persons of MIP (as that term is defined in the 1940 Act), who are commonly referred to as the “Independent Trustees,” is required annually to consider each Master Portfolio’s Investment Advisory Contract with BGFA (each, an “Advisory Contract”). Pursuant to Section 15(c), the Board is required to request and evaluate, and BGFA is required to provide, such information as may be reasonably necessary to evaluate the terms of the Advisory Contracts. At a meeting held on March 2, 2005, the Board approved the selection of BGFA and the continuance of the Advisory Contracts, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contracts for the Master Portfolios, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board reviewed the scope of services to be provided by BGFA under the Advisory Contracts and noted that there would be no differences between the scope of services required to be provided by BGFA for the past year and the scope of services required to be provided by BGFA for the upcoming year. In reviewing the scope of services provided to the Master Portfolios by BGFA, the Board reviewed and discussed BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time to the support of those funds and accounts for which they provide investment advisory/management services, including the Master Portfolios. The Board also considered BGFA’s compliance program and its compliance record with respect to the Master Portfolios. The Board further noted that BGFA provides information regarding portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Master Portfolios. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. In addition, the Board reviewed the performance of other registered investment companies with substantially similar investment objectives and strategies for which BGFA provides investment advisory services, noting that BGFA generally performed in line with its various benchmarks over relevant periods. The Board also noted that during BGFA’s term as investment adviser, the LifePath Master Portfolios had met their investment objectives consistently over time and that the Active Stock and CoreAlpha Bond Master Portfolios have met their investment objectives since their more recent inception. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Master Portfolios under the Advisory Contracts were appropriate and continued to support the Board’s original selection of BGFA as investment adviser to the Master Portfolios.

MASTER PORTFOLIOS’ EXPENSES AND PERFORMANCE OF THE MASTER PORTFOLIOS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Master Portfolio in comparison with the same information for other funds registered under the 1940 Act objectively determined solely by Lipper, as comprising each Master Portfolio’s applicable peer group (the “Lipper Peer Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Master Portfolio for the one-, three-, five- and 10-year, and “since inception” periods ended December 31, 2004, as applicable, and a comparison of each Master Portfolio’s performance to that of the funds in its Lipper Peer Group for the same periods. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Peer Groups and to prepare this information. The Board noted that the LifePath Master Portfolios generally performed in line with the funds in their Lipper Peer Group over relevant periods, while the Active Stock Master Portfolio generally performed better than its Lipper Peer Group over its relatively short-term “since inception” period. The Board also noted that the CoreAlpha Bond Master Portfolio generally underperformed its Lipper Peer Group over its relatively short-term “since inception” period; however, the Board further noted that for a similar period, the CoreAlpha Bond Master Portfolio generally performed in line with its benchmark. The Board also noted that the advisory fees and overall expenses for the LifePath Master Portfolios were the lowest of the advisory fee rates and overall expenses of the funds in their Lipper Peer Group, noting BGFA’s voluntary waiver of certain advisory fee amounts based on the advisory fees and/or administrative fees charged by BGFA and/or BGI to the funds in which the LifePath Master Portfolios invest. The Board noted that the advisory fees for each of the Active Stock and CoreAlpha Bond Master Portfolios were generally lower than the advisory fee rates of the funds in their respective Lipper Peer Groups, and the overall expenses for each of the Active Stock and CoreAlpha Bond Master Portfolios were the lowest of the overall expenses of the funds in their respective Lipper Peer

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (Continued)

Groups. Based on this review, the Board concluded that the advisory fees and expense levels and the historical performance of the Master Portfolios, as managed by BGFA, as compared to the advisory fees and expense levels and performance of the funds in the Lipper Peer Groups, were satisfactory for the purposes of approving the continuance of the Advisory Contracts.

COSTS OF SERVICES PROVIDED TO MASTER PORTFOLIOS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability of the Master Portfolios to BGFA based on the fees payable under the Advisory Contracts for the last calendar year. The Board analyzed the Master Portfolios’ expenses, including the investment advisory fees paid to BGFA. The Board also reviewed information regarding direct revenue received by BGFA and ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Master Portfolios by BGFA (as discussed below). The Board also discussed BGFA’s profit margin as reflected in the Master Portfolios’ profitability analysis. Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contracts and from other relationships between the Master Portfolios and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Master Portfolios’ profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolios’ asset levels. The Board noted that the Advisory Contracts do not provide any breakpoints in the investment advisory fee rates as a result of any increases in the asset levels of the Master Portfolios. However, the Board noted that the investment advisory fee rates for the Master Portfolios had been set initially at the lower end of the marketplace so as to afford the Master Portfolios’ interestholders the opportunity to share in economies of scale from inception. The Board also noted the difficulty of considering the potential for economies of scale based on advisory services independently and separately from any potential for economies of scale based on other services provided by BGFA and its affiliates. Based on the profitability analysis presented to the Board, which indicated that with respect to each Master Portfolio, BGFA generally is providing services at a loss, and the relatively low investment advisory fee rates for the Master Portfolios, the Board determined that whether further economies of scale may be realized by the Master Portfolios or reflected in fee levels was not a significant factor in its consideration of whether to approve continuance of the Advisory Contracts.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board also received and considered information regarding the Master Portfolios’ annual investment advisory fee rates under the Advisory Contracts in comparison to the investment advisory/management fee rates for other funds/accounts with substantially similar investment objectives and strategies for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts. The Board noted that BGFA had provided the Board with information regarding how the level of services provided to the other funds registered under the 1940 Act, collective funds and separate accounts differed from the level of services provided to the Master Portfolios. The Board analyzed the level of the investment advisory/management fees in relation to the nature and extent of services provided to the Master Portfolios in comparison with the nature and extent of services provided to the other funds/accounts, including, among other factors, the level of complexity in managing the Master Portfolios and the other funds/accounts under differing regulatory requirements and the various client guidelines or other requirements, the nature and extent of the support services provided to the Master Portfolios and their interestholders in comparison with the nature and extent of the services provided to the other funds/accounts and their clients, and in relation to the Master Portfolios’ and the other funds’/accounts’ fee structures and asset levels. The Board noted that the investment advisory fee rates under the LifePath Master Portfolios’ Advisory Contract were lower than the investment management fee rates for the collective funds and within the range of the investment advisory fee rates for other funds registered under the 1940 Act. The Board noted that the investment advisory fee rates under the Advisory Contracts for the CoreAlpha Bond and Active Stock Master Portfolios were the same as or within the ranges of the investment advisory/management fee rates for the funds registered under the 1940 Act, collective funds and separate accounts. The Board noted that any differences between the advisory fee rates for the Master Portfolios and the investment advisory/management fee rates for the other funds/accounts for which BGFA or BGI provides investment advisory/management services appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the funds/accounts. Based on this review, the Board determined that the

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (Continued)

investment advisory fee rates under the Advisory Contracts do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Master Portfolios by BGFA, such as the payment of securities lending revenue to BGI, MIP’s securities lending agent, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with the Master Portfolios’ investments in other funds for which BGFA provides investment advisory services and/or BGI provides administration services and the associated voluntary waivers by BGFA and/or its affiliates of those fees, if any. The Board noted that BGFA and its affiliates do not use soft dollars or consider the value of research or other services that may be provided to BGFA or its affiliates in connection with portfolio transactions for the Master Portfolios. The Board further noted that any portfolio transactions on behalf of the Master Portfolios placed through an affiliate of the Master Portfolios or BGFA are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Master Portfolios’ interestholders.

Based on the above analysis, the Board determined that the Advisory Contracts, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolios and their interestholders to continue the Advisory Contracts.

Notes:

Notes:

The LifePath® Portfolios (Funds) are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the Master Portfolios, in which each Fund invests all of its assets. Barclays Global Investors Services (BGIS) assists in the marketing of the Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1 877 244 1544, and on the Securities and Exchange Commission’s website at www.sec.gov.

Information about how the Master Portfolio in which each Fund invests voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2005 will be available without charge, upon request, by calling toll-free 1 877 244 1544, and on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1 800 SEC 0330.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGF-SAR-LP0605

BARCLAYS GLOBAL INVESTORS

BARCLAYS

2005 SEMI-ANNUAL REPORT TO SHAREHOLDERS | JUNE 30, 2005

GOVERNMENT MONEY MARKET FUND

INSTITUTIONAL MONEY MARKET FUND

PRIME MONEY MARKET FUND

TREASURY MONEY MARKET FUND

INSTITUTIONAL SHARES

BGICash *from* BARCLAYS GLOBAL INVESTORS

BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER EXPENSES

As a shareholder of a Barclays Global Investors Fund, you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value (January 1, 2005)	Ending Account Value (June 30, 2005)	Annualized Expense Ratio†	Expenses Paid During Period* (January 1 to June 30, 2005)
Government Money Market
Institutional Shares
Actual	$1,000.00	$1,013.70	0.00%	$0.00
Hypothetical (5% return before expenses)	1,000.00	1,024.79	0.00	0.00
Institutional Money Market
Institutional Shares
Actual	1,000.00	1,013.70	0.02	0.10
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.02	0.10
Prime Money Market
Institutional Shares
Actual	1,000.00	1,013.60	0.06	0.30
Hypothetical (5% return before expenses)	1,000.00	1,024.50	0.06	0.30
Treasury Money Market
Institutional Shares
Actual	1,000.00	1,013.20	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,024.79	0.00	0.00

†	This ratio includes expenses charged to the corresponding Master Portfolio and includes investment advisory and administration fees voluntarily waived during the period.
*	Expenses are calculated using each Fund’s annualized expense ratio of the Institutional Shares (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

1

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
ASSETS
Investments:
In corresponding Master Portfolio, at value (Note 1)	$636,005,450	$6,332,402,191	$12,491,304,996	$407,375

Total Assets	636,005,450	6,332,402,191	12,491,304,996	407,375

LIABILITIES
Payables:
Distribution to shareholders	1,463,140	16,476,288	33,247,364	957
Administration fees (Note 2)	3,741	116,431	207,859	39
Distribution fees – Aon Captives Shares (Note 2)	—	25,131	—	—

Total Liabilities	1,466,881	16,617,850	33,455,223	996

NET ASSETS	$634,538,569	$6,315,784,341	$12,457,849,773	$406,379

Net assets consist of:
Paid-in capital	$634,538,569	$6,315,787,094	$12,457,838,864	$406,379
Undistributed net investment income	—	92	17	—
Undistributed net realized gain (accumulated net realized loss)	—	(2,845)	10,892	—

NET ASSETS	$634,538,569	$6,315,784,341	$12,457,849,773	$406,379

Aon Captives Shares
Net Assets	$—	$94,575,472	$—	$—

Shares outstanding	—	94,575,290	—	—

Net asset value and offering price per share	$—	$1.00	$—	$—

Institutional Shares
Net Assets	$512,097,775	$3,251,168,359	$7,945,479,861	$101,686

Shares outstanding	512,097,775	3,251,170,727	7,945,468,293	101,686

Net asset value per share	$1.00	$1.00	$1.00	$1.00

Premium Shares
Net Assets	$122,237,604	$2,968,041,269	$4,438,145,633	$101,648

Shares outstanding	122,237,604	2,968,041,784	4,438,145,696	101,648

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Select Shares
Net Assets	$101,682	$1,897,514	$74,122,552	$101,610

Shares outstanding	101,682	1,897,612	74,123,148	101,610

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Trust Shares
Net Assets	$101,508	$101,727	$101,727	$101,435

Shares outstanding	101,508	101,727	101,727	101,435

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

The accompanying notes are an integral part of these financial statements.

2

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Interest	$15,945,913	$85,362,173	$169,826,424	$5,301
Expenses(a)	—	(737,369)	(3,627,535)	—

Net investment income allocated from corresponding Master Portfolio	15,945,913	84,624,804	166,198,889	5,301

FUND EXPENSES (Note 2)
Administration fees	122,395	1,182,613	2,779,659	280
Distribution fees – Aon Captives Shares	—	52,264	—	—

Total fund expenses	122,395	1,234,877	2,779,659	280
Less administration fees waived	(110,750)	(613,362)	(1,217,066)	(42)

Total net expenses	11,645	621,515	1,562,593	238

Net investment income	15,934,268	84,003,289	164,636,296	5,063

REALIZED GAIN (LOSS) ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Net realized loss	—	(92)	(17)	—

Net realized loss	—	(92)	(17)	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,934,268	$84,003,197	$164,636,279	$5,063

(a)	Net of investment advisory fee waivers by the Master Portfolios’ investment adviser in the amounts of $555,445, $2,559,229, $2,690,241 and $200, respectively

The accompanying notes are an integral part of these financial statements.

3

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Fund		Institutional Money Market Fund
	For the six months ended June 30, 2005 (Unaudited)	For the period September 1, 2004(a) to December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$15,934,268	$2,579,760	$84,003,289	$67,218,571
Net realized loss	—	—	(92)	(2,753)

Net increase in net assets resulting from operations	15,934,268	2,579,760	84,003,197	67,215,818

Distributions to shareholders:
From net investment income:
Aon Captives Shares	—	—	(1,375,526)	(1,141,062)
Institutional Shares	(15,244,696)	(2,578,006)	(51,468,057)	(54,192,310)
Premium Shares	(687,033)	(622)	(31,098,505)	(11,848,951)
Select Shares	(1,328)	(605)	(59,841)	(35,557)
Trust Shares	(1,211)	(527)	(1,214)	(745)

	(15,934,268)	(2,579,760)	(84,003,143)	(67,218,625)

Total distributions to shareholders	(15,934,268)	(2,579,760)	(84,003,143)	(67,218,625)

Capital share transactions (Note 3):
Aon Captives Shares	—	—	(11,857,101)	51,033,638
Institutional Shares	63,997,324	448,100,451	(373,334,220)	(373,719,853)
Premium Shares	122,137,166	100,438	1,750,653,137	927,289,984
Select Shares	1,257	100,425	(4,814,788)	6,712,400
Trust Shares	1,140	100,368	1,140	100,587

Net increase in net assets resulting from capital share transactions	186,136,887	448,401,682	1,360,648,168	611,416,756

Increase in net assets	186,136,887	448,401,682	1,360,648,222	611,413,949
NET ASSETS:
Beginning of period	448,401,682	—	4,955,136,119	4,343,722,170

End of period	$634,538,569	$448,401,682	$6,315,784,341	$4,955,136,119

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$—	$—	$92	$(54)

(a)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

4

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Prime Money Market Fund		Treasury Money Market Fund
	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the period September 1, 2004(a) to December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$164,636,296	$84,316,610	$5,063	$2,274
Net realized gain (loss)	(17)	55,136	—	—

Net increase in net assets resulting from operations	164,636,279	84,371,746	5,063	2,274

Distributions to shareholders:
From net investment income:
Institutional Shares	(82,688,574)	(54,101,221)	(1,326)	(609)
Premium Shares	(80,842,600)	(29,887,264)	(1,302)	(592)
Select Shares	(1,103,903)	(327,158)	(1,276)	(575)
Trust Shares	(1,202)	(753)	(1,159)	(498)

	(164,636,279)	(84,316,396)	(5,063)	(2,274)

From net realized gain:
Institutional Shares	—	(32,824)	—	—
Premium Shares	—	(11,403)	—	—

	—	(44,227)	—	—

Total distributions to shareholders	(164,636,279)	(84,360,623)	(5,063)	(2,274)

Capital share transactions (Note 3):
Institutional Shares	1,944,535,837	3,033,857,069	1,252	100,434
Premium Shares	(808,959,222)	4,282,862,178	1,226	100,422
Select Shares	(96,213,252)	170,336,400	1,201	100,409
Trust Shares	1,136	100,591	1,084	100,351

Net increase in net assets resulting from capital share transactions	1,039,364,499	7,487,156,238	4,763	401,616

Increase in net assets	1,039,364,499	7,487,167,361	4,763	401,616
NET ASSETS:
Beginning of period	11,418,485,274	3,931,317,913	401,616	—

End of period	$12,457,849,773	$11,418,485,274	$406,379	$401,616

Undistributed net investment income included in net assets at end of period	$17	$—	$—	$—

(a)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

5

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Government Money Market Fund – Institutional Shares
	Six months ended Jun. 30, 2005 (Unaudited)		Period from Sep. 1, 2004(a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00		$1.00

Income from investment operations:
Net investment income	0.01		0.01

Total from investment operations	0.01		0.01

Less distributions from:
Net investment income	(0.01)		(0.01)

Total distributions	(0.01)		(0.01)

Net asset value, end of period	$1.00		$1.00

Total return	1.37	%(b)	0.64	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$512,098		$448,100
Ratio of expenses to average net assets(c)	0.00%		0.00%
Ratio of expenses to average net assets prior to waived fees(c)	0.12%		0.12%
Ratio of net investment income to average net assets(c)	2.87%		1.93%
Ratio of net investment income to average net assets prior to waived fees(c)	2.75%		1.81%

	Institutional Money Market Fund – Institutional Shares
	Six months ended Jun. 30, 2005 (Unaudited)		Year ended Dec. 31, 2004		Year ended Dec. 31, 2003		Year ended Dec. 31, 2002		Year ended Dec. 31, 2001		Year ended Dec. 31, 2000
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:
Net investment income	0.01		0.01		0.01		0.02		0.04		0.06
Net realized and unrealized gain (loss)	(0.00	)(d)	(0.00	)(d)	0.00	(d)	—		—		—

Total from investment operations	0.01		0.01		0.01		0.02		0.04		0.06

Less distributions from:
Net investment income	(0.01)		(0.01)		(0.01)		(0.02)		(0.04)		(0.06)
Net realized gain	—		—		(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	—

Total distributions	(0.01)		(0.01)		(0.01)		(0.02)		(0.04)		(0.06)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	1.37	%(b)	1.39%		1.14%		1.83%		4.23%		6.55%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,251,168		$3,624,503		$3,998,225		$3,327,652		$1,202,381		$16,035
Ratio of expenses to average net assets(e)	0.02%		0.06%		0.12%		0.12%		0.12%		0.12%
Ratio of expenses to average net assets prior to waived fees(e)	0.12%		0.12%		n/a		n/a		n/a		n/a
Ratio of net investment income to average net assets(e)	2.74%		1.37%		1.13%		1.77%		3.04%		6.60%
Ratio of net investment income to average net assets prior to waived fees(e)	2.64%		1.31%		n/a		n/a		n/a		n/a

(a)	Commencement of operations.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include expenses charged to the Government Money Market Master Portfolio.
(d)	Rounds to less than $0.01.
(e)	Annualized for periods of less than one year. These ratios include expenses charged to the Money Market Master Portfolio.

The accompanying notes are an integral part of these financial statements.

6

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Prime Money Market Fund – Institutional Shares
	Six months ended Jun. 30, 2005 (Unaudited)		Year ended Dec. 31, 2004		Period from Apr. 16, 2003(a) to Dec. 31, 2003
Net asset value, beginning of period	$1.00		$1.00		$1.00

Income from investment operations:
Net investment income	0.01		0.01		0.01
Net realized and unrealized gain (loss)	0.00	(b)	0.00	(b)	(0.00	)(b)

Total from investment operations	0.01		0.01		0.01

Less distributions from:
Net investment income	(0.01)		(0.01)		(0.01)
Net realized gain	—		(0.00	)(b)	(0.00	)(b)

Total distributions	(0.01)		(0.01)		(0.01)

Net asset value, end of period	$1.00		$1.00		$1.00

Total return	1.36	%(c)	1.40%		0.80	%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,945,480		$6,000,944		$2,967,075
Ratio of expenses to average net assets(d)	0.06%		0.04%		0.03%
Ratio of expenses to average net assets prior to waived fees(d)	0.12%		0.12%		n/a
Ratio of net investment income to average net assets(d)	2.75%		1.45%		1.10%
Ratio of net investment income to average net assets prior to waived fees(d)	2.69%		1.37%		n/a

	Treasury Money Market Fund – Institutional Shares
	Six months ended Jun. 30, 2005 (Unaudited)		Period from Sep. 1, 2004(a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00		$1.00

Income from investment operations:
Net investment income	0.01		0.01

Total from investment operations	0.01		0.01

Less distributions from:
Net investment income	(0.01)		(0.01)

Total distributions	(0.01)		(0.01)

Net asset value, end of period	$1.00		$1.00

Total return	1.32	%(c)	0.61	%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)	$102		$100
Ratio of expenses to average net assets(e)	0.00%		0.00%
Ratio of expenses to average net assets prior to waived fees(e)	0.12%		0.12%
Ratio of net investment income to average net assets(e)	2.64%		1.82%
Ratio of net investment income to average net assets prior to waived fees(e)	2.52%		1.70%

(a)	Commencement of operations.
(b)	Rounds to less than $0.01.
(c)	Not annualized.
(d)	Annualized for periods of less than one year. These ratios include expenses charged to the Prime Money Market Master Portfolio.
(e)	Annualized for periods of less than one year. These ratios include expenses charged to the Treasury Money Market Master Portfolio

The accompanying notes are an integral part of these financial statements.

7

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Barclays Global Investors Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002. As of June 30, 2005, the Trust offered the following diversified funds: Bond Index, Government Money Market, Institutional Money Market, Money Market, Prime Money Market, S&P 500 Stock and Treasury Money Market Funds and LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios.

These financial statements relate only to the Institutional Shares of the Government Money Market Fund (the “GMMF”), Institutional Money Market Fund (the “IMMF”), Prime Money Market Fund (the “PMMF”) and Treasury Money Market Fund (the “TMMF”), (each, a “Fund,” collectively, the “Funds”). In addition, the GMMF, PMMF and TMMF offer Premium Shares, Select Shares and Trust Shares. The IMMF also offers Aon Captives Shares, Premium Shares, Select Shares and Trust Shares. All classes of shares have equal rights to assets and earnings, and differ principally in administration and distribution fees.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Each Fund invests all of its assets in a separate series (each, a “Master Portfolio”) of Master Investment Portfolio (“MIP”). Each Master Portfolio has the same or substantially similar investment objectives as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects that Fund’s interest in the net assets of that Master Portfolio (100.00%, 90.79%, 86.47% and 100.00% for the GMMF, IMMF, PMMF and TMMF, respectively, as of June 30, 2005). The method by which MIP values its securities is discussed in Note 1 of MIP’s Notes to the Financial Statements, which are included elsewhere in this report.

The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedules of Investments, accompanied by an unaudited summarized, tabular presentation, are included elsewhere in this report and should be read in conjunction with the corresponding Fund’s financial statements.

Each Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Funds will meet this objective.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Each Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each Fund accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of each Fund based on the relative net assets of each class.

8

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Funds are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. Dividends are determined separately for each class based on income and expenses allocable to each class.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute annually substantially all of its income and any gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. If so qualified, a Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders. Accordingly, no provision for federal income taxes was required for the six months ended June 30, 2005.

The Institutional Money Market Fund had a tax basis net capital loss carryforward as of December 31, 2004, the tax year-end of the Fund, of $2,647, which will expire in 2012. Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration date, whichever occurs first.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investors Bank & Trust Company (“IBT”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the Funds. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Funds. IBT is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the Funds.

SEI Investments Distribution Company (“SEI”) is the Funds’ distributor. SEI does not receive a fee from the Institutional Shares of the Funds for its distribution services.

The Trust has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships ( e.g., the Funds’ transfer agent, custodian, financial printer, counsel and independent registered public accounting firm), to the Funds for which BGI receives a fee paid by each Fund. This fee is an “all-in” or “semi-unified” fee and BGI, in consideration thereof, has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees and costs related to securities transactions. BGI is entitled to receive for these administration services an annual fee of 0.02% of the average daily net assets of each Fund’s Institutional Shares. From time to time, BGI may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. For the six months ended June 30, 2005, BGI waived administration fees of $106,157, $375,708, $600,688 and $11 for the Institutional Shares of the GMMF, IMMF, PMMF and TMMF, respectively. BGI may delegate certain of its administration duties to sub-administrators.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, the master portfolios of MIP and other investment companies managed by Barclays Global Fund Advisors, the Master Portfolios’ investment adviser, may invest in the Institutional Shares of the Funds.

Certain officers and trustees of the Trust are also officers of BGI. As of June 30, 2005, these officers of BGI collectively owned less than 1% of the outstanding shares of the Trust.

9

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

3. CAPITAL SHARE TRANSACTIONS

As of June 30, 2005, there were an unlimited number of no par value shares of beneficial interest authorized. Transactions in capital shares for the Institutional Shares of the Funds were as follows:

	Government Money Market Fund
	Six Months Ended June 30, 2005 (Unaudited)		Period Ended December 31, 2004 (a)
	Shares	Amount	Shares	Amount
Shares sold	2,662,399,875	$2,662,399,875	448,100,000	$448,100,000
Shares issued in reinvestments of dividends and distributions	9,447,769	9,447,769	451	451
Shares redeemed	(2,607,850,320)	(2,607,850,320)	—	—

Net increase	63,997,324	$63,997,324	448,100,451	$448,100,451

	Institutional Money Market Fund
	Six Months Ended June 30, 2005 (Unaudited)		Year Ended December 31, 2004
	Shares	Amount	Shares	Amount
Shares sold	27,444,237,631	$27,444,237,631	25,536,920,099	$25,536,920,099
Shares issued in reinvestments of dividends and distributions	8,201,462	8,201,462	3,464,814	3,464,814
Shares redeemed	(27,825,773,313)	(27,825,773,313)	(25,914,104,766)	(25,914,104,766)

Net decrease	(373,334,220)	$(373,334,220)	(373,719,853)	$(373,719,853)

	Prime Money Market Fund
	Six Months Ended June 30, 2005 (Unaudited)		Year Ended December 31, 2004
	Shares	Amount	Shares	Amount
Shares sold	19,873,740,444	$19,873,740,444	12,685,172,283	$12,685,172,283
Shares issued in reinvestments of dividends and distributions	27,479,937	27,479,937	7,121,958	7,121,958
Shares redeemed	(17,956,684,544)	(17,956,684,544)	(9,658,437,172)	(9,658,437,172)

Net increase	1,944,535,837	$1,944,535,837	3,033,857,069	$3,033,857,069

	Treasury Money Market Fund
	Six Months Ended June 30, 2005 (Unaudited)		Period Ended December 31, 2004 (a)
	Shares	Amount	Shares	Amount
Shares sold	—	$—	100,000	$100,000
Shares issued in reinvestments of dividends and distributions	1,252	1,252	434	434
Shares redeemed	—	—	—	—

Net increase	1,252	$1,252	100,434	$100,434

(a)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.

10

GOVERNMENT MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2005 (Unaudited)

Security	Face Amount	Value
REPURCHASE AGREEMENTS(1) – 99.99%
Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $100,166,543 and an effective yield of 3.43%	$100,157,000	$100,157,000
Bank of America N.A. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $151,559,481 and an effective yield of 3.44%	151,545,000	151,545,000
Credit Suisse First Boston Inc. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $100,166,543 and an effective yield of 3.43%	100,157,000	100,157,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $100,166,543 and an effective yield of 3.43%	100,157,000	100,157,000
JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $100,166,487 and an effective yield of 3.41%	100,157,000	100,157,000
Lehman Brothers Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $83,777,958 and an effective yield of 3.42%	83,770,000	83,770,000

TOTAL REPURCHASE AGREEMENTS (Cost: $635,943,000)		635,943,000

TOTAL INVESTMENTS IN SECURITIES – 99.99% (Cost: $635,943,000)		635,943,000

Other Assets, Less Liabilities – 0.01%		62,450

NET ASSETS – 100.00%		$636,005,450

(1)	See Note 1 for information regarding collateral.

The accompanying notes are an integral part of these financial statements.

11

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2005 (Unaudited)

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT – 3.94%
HBOS Treasury Services PLC
3.56%, 03/14/06	$50,000,000	$50,000,000
3.79%, 06/19/06	50,000,000	49,995,280
Toronto-Dominion Bank
2.78%, 07/11/05	50,000,000	50,000,068
Washington Mutual Bank
3.28%, 08/08/05	100,000,000	100,000,000
Wells Fargo Bank N.A.
3.04%, 07/01/05	25,000,000	25,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $274,995,348)		274,995,348

COMMERCIAL PAPER – 15.69%
Charta LLC
3.24%, 08/09/05(1)	50,000,000	49,824,500
3.25%, 08/05/05(1)	20,000,000	19,936,806
CRC Funding LLC
3.24%, 07/27/05(1)	50,000,000	49,883,000
Ebury Finance Ltd.
3.24%, 07/18/05(1)	54,440,000	54,356,707
Ford Credit Floorplan Motown
3.26%, 07/21/05(1)	25,000,000	24,954,722
General Electric Capital Corp.
2.93%, 08/15/05	60,000,000	59,780,250
3.12%, 09/06/05	50,000,000	49,709,666
General Electric Capital Services Inc.
2.74%, 07/07/05	50,000,000	49,977,167
Giro Multi-Funding Corp.
3.07%, 07/01/05(1)	75,000,000	75,000,000
Grampian Funding LLC
2.95%, 08/17/05(1)	65,000,000	64,750,084
3.12%, 09/07/05(1)	75,000,000	74,558,000
3.38%, 11/08/05(1)	56,000,000	55,316,489
3.49%, 12/09/05(1)	50,000,000	49,219,597
Mortgage Interest Networking Trust
3.28%, 07/25/05	35,000,000	34,923,467
New Center Asset Trust
3.27%, 08/02/05(1)	50,000,000	49,854,667
Scaldis Capital LLC
3.24%, 07/19/05(1)	57,000,000	56,907,660
3.50%, 12/12/05(1)	25,000,000	24,601,389
Solitaire Funding Ltd.
3.05%, 07/01/05(1)	106,000,000	106,000,000
Three Pillars Funding Corp.
3.06%, 07/01/05(1)	90,000,000	90,000,000
UBS Finance Delaware LLC
3.03%, 07/01/05	50,000,000	50,000,000
WhistleJacket Capital LLC
3.51%, 12/15/05(1)	5,000,000	4,918,587

TOTAL COMMERCIAL PAPER (Cost: $1,094,472,758)		1,094,472,758

MEDIUM-TERM NOTES – 1.22%
Beta Finance Inc.
2.68%, 11/15/05(1)	$50,000,000	$49,996,152
K2 USA LLC
2.43%, 08/01/05(1)	20,000,000	19,999,663
3.57%, 03/16/06(1)	15,000,000	15,000,000

TOTAL MEDIUM-TERM NOTES (Cost: $84,995,815)		84,995,815

TIME DEPOSITS – 6.77%
Chase Bank USA N.A.
3.38%, 07/01/05	72,140,000	72,140,000
Deutsche Bank
3.31%, 07/01/05	150,000,000	150,000,000
Key Bank N.A.
3.34%, 07/01/05	200,000,000	200,000,000
UBS AG
3.05%, 07/01/05	50,000,000	50,000,000

TOTAL TIME DEPOSITS (Cost: $472,140,000)		472,140,000

VARIABLE & FLOATING RATE NOTES – 49.58%
Allstate Life Global Funding II
3.30%, 06/27/06(1)	50,000,000	50,000,000
American Express Bank
3.24%, 10/17/05	10,000,000	10,000,973
American Express Centurion Bank
3.11%, 09/01/05	50,000,000	50,003,176
3.29%, 06/29/06	35,000,000	35,000,000
American Express Credit Corp.
3.36%, 02/28/06	31,000,000	31,015,829
ASIF Global Financing
3.29%, 06/23/06(1)	75,000,000	74,995,270
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06(1)	35,000,000	35,000,000
Bank of America Securities
3.52%, 11/18/05	100,000,000	100,000,000
Bear Stearns Companies Inc. (The)
3.31%, 09/16/05	100,000,000	100,000,000
Beta Finance Inc.
3.17%, 05/25/06(1)	15,000,000	14,998,606
3.27%, 04/25/06(1)	30,000,000	29,997,000
CC USA Inc.
3.17%, 05/25/06(1)	25,000,000	24,997,677
3.17%, 06/15/06(1)	55,000,000	54,994,741
3.25%, 08/25/05(1)	15,000,000	14,999,434
3.27%, 03/23/06(1)	25,000,000	25,000,158
Citigroup Global Markets Holdings Inc.
3.16%, 11/04/05	100,000,000	100,000,000

12

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Face Amount	Value
Commodore CDO Ltd. 2003-2A
Class A1MM
3.47%, 12/12/05(1)	$25,000,000	$25,000,000
Credit Suisse First Boston
3.15%, 05/09/06	50,000,000	50,000,000
DEPFA Bank PLC
3.42%, 03/15/06	100,000,000	100,000,000
Dorada Finance Inc.
3.20%, 09/15/05(1)	82,000,000	82,001,323
3.26%, 06/26/06(1)	15,000,000	14,998,618
Five Finance Inc.
3.10%, 05/25/06(1)	22,000,000	21,997,956
3.27%, 06/26/06(1)	14,000,000	13,998,615
Goldman Sachs Group Inc. (The)
3.30%, 07/29/05(1)	50,000,000	50,000,000
Greenwich Capital Holdings Inc.
3.15%, 02/10/06	15,000,000	15,000,000
3.17%, 02/13/06	15,000,000	15,000,000
HBOS Treasury Services PLC
3.51%, 04/24/06(1)	50,000,000	50,000,000
HSBC Bank USA N.A.
3.57%, 05/04/06	15,000,000	15,010,240
K2 USA LLC
3.09%, 06/02/06(1)	35,000,000	34,996,778
3.21%, 02/15/06(1)	25,000,000	25,003,458
3.27%, 05/25/06(1)	100,000,000	99,986,521
Leafs LLC
3.26%, 02/21/06(1)	20,000,000	20,000,000
LEEK Series 14A Class A1
3.27%, 07/21/05(1)	42,028,200	42,028,200
Links Finance LLC
3.21%, 10/17/05(1)	65,000,000	65,001,488
3.21%, 01/20/06(1)	35,000,000	34,995,485
3.22%, 05/18/06(1)	50,000,000	49,991,206
3.27%, 07/26/05(1)	25,000,000	24,999,487
3.33%, 07/29/05(1)	50,000,000	50,000,946
Lothian Mortgages PLC Series 4A
Class A1
3.29%, 01/24/06(1)	75,000,000	75,000,000
Marshall & Ilsley Bank
3.36%, 02/20/06	30,000,000	30,022,987
Metropolitan Life Insurance Funding Agreement
3.23%, 07/18/05(1)(2)	25,000,000	25,000,000
3.26%, 07/25/05(1)(2)	50,000,000	50,000,000
Morgan Stanley
3.13%, 07/03/06	100,000,000	100,000,000
3.34%, 08/15/05	25,000,000	25,004,549
3.35%, 06/27/06	100,000,000	100,021,029
National City Bank
3.06%, 08/02/05	50,000,000	49,998,087
3.09%, 01/06/06	20,000,000	19,996,874
Nationwide Building Society
3.51%, 04/28/06(1)	100,000,000	100,000,000
Northern Rock PLC
3.15%, 05/03/06(1)	70,000,000	70,000,000

Permanent Financing PLC No. 7
Series 1 Class A
3.15%, 03/10/06	$150,000,000	$150,000,000
Permanent Financing PLC No. 8
Series 1 Class A
3.20%, 06/12/06	25,000,000	25,000,000
Royal Bank of Scotland
3.07%, 04/05/06	76,250,000	76,226,417
Sigma Finance Inc.
3.17%, 07/15/05(1)	25,000,000	24,999,710
3.17%, 11/18/05(1)	70,000,000	69,991,923
3.20%, 03/20/06(1)	20,000,000	20,001,107
Skandinav Enskilda Bank NY
3.27%, 07/18/06(1)	50,000,000	50,000,000
Societe Generale
3.15%, 06/13/06	30,000,000	29,994,277
Strips III LLC
3.35%, 07/25/05(1)(2)	30,999,027	30,999,027
Tango Finance Corp.
3.15%, 06/12/06(1)	50,000,000	49,995,286
3.27%, 05/26/06(1)	15,000,000	14,997,972
Travelers Insurance Co.
Funding Agreement
3.29%, 02/03/06(1)(2)	50,000,000	50,000,000
3.35%, 08/19/05(1)(2)	50,000,000	50,000,000
Wachovia Asset Securitization Inc.
Series 2004-HM1A Class A
3.30%, 07/25/05	84,837,695	84,837,695
Wachovia Asset Securitization Inc.
Series 2004-HM2A Class AMM
3.30%, 07/25/05	87,106,594	87,106,594
Westpac Banking Corp.
3.40%, 04/11/06	70,000,000	70,000,000
WhistleJacket Capital LLC
3.14%, 12/08/05(1)	30,000,000	29,998,028
3.18%, 02/15/06(1)	20,000,000	19,996,837
3.24%, 06/22/06(1)	15,000,000	14,998,537
White Pine Finance LLC
3.18%, 03/15/06(1)	46,000,000	45,990,935
3.28%, 12/28/05(1)	67,000,000	66,993,382
Winston Funding Ltd.
3.23%, 07/25/05(1)	100,000,000	100,000,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $3,458,184,438)		3,458,184,438

REPURCHASE AGREEMENTS(3) – 22.67%
Bank of America N.A. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $125,011,910 and an effective yield of 3.43%.	125,000,000	125,000,000
Bank of America Securities Corporate Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $200,019,375 and an effective yield of 3.49%.	200,000,000	200,000,000

13

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Face Amount	Value
Bank of America Securities Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $40,003,811 and an effective yield of 3.43%	$40,000,000	$40,000,000
Credit Suisse First Boston Inc. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $40,003,811 and an effective yield of 3.43%	40,000,000	40,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $290,027,700 and effective yields of 3.43% – 3.44%	290,000,000	290,000,000
Greenwich Capital Markets Inc. Corporate Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $100,009,688 and an effective yield of 3.49%	100,000,000	100,000,000
JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $40,003,789 and an effective yield of 3.41%	40,000,000	40,000,000
Lehman Brothers Holdings Inc. Corporate Tri-Party Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $300,029,114 and effective yields of 3.49% – 3.50%	300,000,000	300,000,000
Lehman Brothers Inc. Tri-Party Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $56,392,357 and an effective yield of 3.42%	56,387,000	56,387,000
Merrill Lynch & Co. Inc. Corporate Tri-Party Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $100,009,799 and effective yields of 3.50% – 3.56%	100,000,000	100,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreements, dated 3/22/05, due 12/27/05, with a maturity value of $150,152,500 and an effective yield of 3.56%	150,000,000	150,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $140,013,139 and effective yields of 3.37% – 3.40%	140,000,000	140,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $1,581,387,000)		1,581,387,000

TOTAL INVESTMENTS IN SECURITIES – 99.87% (Cost: $6,966,175,359)		6,966,175,359

Other Assets, Less Liabilities – 0.13%		8,780,862

NET ASSETS – 100.00%		$6,974,956,221

(1)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(3)	See Note 1 for information regarding collateral.

The accompanying notes are an integral part of these financial statements.

14

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2005 (Unaudited)

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT – 5.33%
Calyon Financial
3.56%, 12/19/05	$65,000,000	$65,000,000
HBOS Treasury Services PLC
3.79%, 06/19/06	125,000,000	124,988,200
Toronto-Dominion Bank
2.78%, 07/11/05	80,000,000	80,000,110
Washington Mutual Bank
3.28%, 08/08/05	450,000,000	450,000,000
Wells Fargo Bank N.A.
3.04%, 07/01/05	50,000,000	50,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $769,988,310)		769,988,310

COMMERCIAL PAPER – 24.04%
Alpine Securitization Corp.
3.29%, 08/08/05(1)	75,000,000	74,739,541
Amsterdam Funding Corp.
3.26%, 07/25/05(1)	44,000,000	43,904,373
Aspen Funding Corp.
3.25%, 07/27/05(1)	50,000,000	49,882,639
CC USA Inc.
2.74%, 07/07/05(1)	34,500,000	34,484,244
Charta LLC
3.24%, 08/08/05(1)	150,000,000	149,487,000
3.24%, 08/09/05(1)	50,000,000	49,824,500
3.25%, 08/04/05(1)	50,000,000	49,846,528
3.25%, 08/05/05(1)	30,000,000	29,905,208
Ebury Finance Ltd.
3.24%, 07/18/05(1)	95,000,000	94,854,650
Edison Asset Securitization LLC
3.12%, 09/06/05(1)	175,000,000	173,983,834
Eureka Securitization PLC
3.24%, 08/09/05(1)	50,000,000	49,824,500
Falcon Asset Securitization Corp.
3.24%, 07/22/05(1)	126,358,000	126,119,183
3.25%, 07/22/05(1)	30,000,000	29,943,125
3.29%, 08/09/05(1)	25,293,000	25,202,852
Ford Credit Floorplan Motown
3.26%, 07/21/05(1)	75,000,000	74,864,167
3.31%, 08/09/05(1)	60,000,000	59,784,850
3.33%, 08/08/05(1)	35,000,000	34,876,975
Gemini Securitization Corp.
3.24%, 07/21/05(1)	57,239,000	57,135,970
3.26%, 07/27/05(1)	30,000,000	29,929,367
General Electric Capital Corp.
2.93%, 08/15/05	125,000,000	124,542,187
3.01%, 07/01/05	40,000,000	40,000,000
3.12%, 09/06/05	75,000,000	74,564,500
General Electric Capital Services Inc.
2.74%, 07/07/05	140,000,000	139,936,068
Giro Multi-Funding Corp.
3.30%, 07/29/05(1)	100,000,000	99,743,333
Grampian Funding LLC
2.95%, 08/17/05(1)	125,000,000	124,519,392
3.38%, 11/08/05(1)	125,000,000	123,474,305
3.49%, 12/09/05(1)	110,000,000	108,283,113
Liberty Street Funding Corp.
3.26%, 07/27/05(1)	45,000,000	44,894,050
Mortgage Interest Networking Trust
3.29%, 08/03/05	50,000,000	49,848,979
New Center Asset Trust
3.05%, 07/01/05(1)	50,000,000	50,000,000
3.27%, 08/02/05(1)	50,000,000	49,854,667
3.27%, 08/03/05(1)	150,000,000	149,550,375
Preferred Receivables Funding Corp.
3.30%, 07/29/05(1)	65,000,000	64,833,167
Scaldis Capital LLC
3.24%, 07/19/05(1)	75,705,000	75,582,358
3.50%, 12/12/05(1)	23,924,000	23,542,545
Societe Generale
3.03%, 07/01/05	101,400,000	101,400,000
Solitaire Funding Ltd.
3.05%, 07/01/05(1)	100,000,000	100,000,000
Three Pillars Funding Corp.
3.06%, 07/01/05(1)	90,000,000	90,000,000
Thunder Bay Funding Inc.
3.24%, 08/01/05(1)	34,363,000	34,267,127
Tulip Funding Corp.
3.25%, 07/26/05(1)	95,324,000	95,108,859
UBS Finance Delaware LLC
3.03%, 07/01/05	409,965,000	409,965,000
WhistleJacket Capital LLC
3.51%, 12/15/05(1)	10,000,000	9,837,175
Windmill Funding Corp.
3.30%, 07/29/05(1)	50,000,000	49,871,667

TOTAL COMMERCIAL PAPER (Cost: $3,472,212,373)		3,472,212,373

MEDIUM-TERM NOTES – 1.73%
Beta Finance Inc.
2.68%, 11/15/05(1)	50,000,000	49,996,152
Dorada Finance Inc.
2.68%, 11/15/05(1)	50,000,000	49,996,152
K2 USA LLC
2.43%, 08/01/05(1)	20,000,000	19,999,663
3.56%, 03/15/06(1)	85,000,000	85,000,000
3.57%, 03/16/06(1)	45,000,000	45,000,000

TOTAL MEDIUM-TERM NOTES (Cost: $249,991,967)		249,991,967

TIME DEPOSITS – 2.40%
Chase Bank USA N.A.
3.38%, 07/01/05	35,620,000	35,620,000

15

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Face Amount	Value
Deutsche Bank
3.31%, 07/01/05	$86,619,000	$86,619,000
Key Bank N.A.
3.34%, 07/01/05	100,000,000	100,000,000
UBS AG
3.05%, 07/01/05	125,000,000	125,000,000

TOTAL TIME DEPOSITS (Cost: $347,239,000)		347,239,000

VARIABLE & FLOATING RATE NOTES – 48.98%
Allstate Life Global Funding II
3.19%, 06/08/06(1)	32,000,000	32,000,820
3.30%, 06/27/06(1)	110,000,000	110,000,000
American Express Bank
3.24%, 10/17/05	20,000,000	20,001,946
3.29%, 06/27/06	75,000,000	75,000,000
American Express Centurion Bank
3.11%, 09/01/05	75,000,000	75,004,930
3.22%, 09/20/05	50,000,000	50,000,000
ASIF Global Financing
3.29%, 06/23/06(1)	75,000,000	74,995,270
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06(1)	75,000,000	75,000,000
Bank of America Securities
3.52%, 11/18/05	200,000,000	200,000,000
Bank of Nova Scotia
3.06%, 01/03/06	35,000,000	34,994,523
Banque Nationale de Paris
3.03%, 10/03/05	50,000,000	49,992,342
Bear Stearns Companies Inc. (The)
3.31%, 09/16/05	100,000,000	100,000,000
3.36%, 09/20/05	100,000,000	100,000,000
Beta Finance Inc.
3.16%, 08/15/05(1)	100,000,000	99,996,273
3.17%, 05/25/06(1)	65,000,000	64,993,960
3.21%, 06/20/06(1)	68,000,000	67,993,405
3.26%, 05/26/06(1)	80,000,000	79,992,789
3.27%, 04/25/06(1)	65,000,000	64,993,500
Canadian Imperial Bank of Commerce
3.15%, 12/14/05	100,000,000	99,984,909
CC USA Inc.
3.17%, 05/25/06(1)	55,000,000	54,994,889
3.17%, 06/15/06(1)	95,000,000	94,990,916
3.19%, 06/26/06(1)	25,000,000	24,997,600
3.21%, 05/22/06(1)	20,000,000	19,998,224
3.25%, 08/25/05(1)	25,000,000	24,999,057
3.26%, 05/26/06(1)	30,000,000	29,997,296
3.27%, 03/23/06(1)	50,000,000	50,000,317
Citigroup Global Markets Holdings Inc.
3.16%, 11/04/05	500,000,000	500,000,000
Credit Suisse First Boston
3.15%, 05/09/06	50,000,000	50,000,000
Danske Bank
3.19%, 08/22/05	100,000,000	99,994,243
3.24%, 08/26/05	50,000,000	49,994,819
DEPFA Bank PLC
3.42%, 03/15/06	50,000,000	50,000,000
Dorada Finance Inc.
3.12%, 07/29/05(1)	50,000,000	49,998,847
3.22%, 08/15/05(1)	75,000,000	75,002,290
3.25%, 06/26/06(1)	75,000,000	74,992,643
3.26%, 06/26/06(1)	35,000,000	34,996,776
GE Commercial Equipment Financing LLC Series 2004-1 Class A1
3.22%, 11/20/05	8,208,680	8,208,680
Goldman Sachs Group Inc. (The)
3.15%, 11/01/05	100,000,000	100,000,000
3.17%, 08/25/05	150,000,000	150,000,000
3.21%, 02/07/06(1)(2)	100,000,000	100,000,000
3.30%, 07/29/05(1)	50,000,000	50,000,000
3.36%, 07/25/05	100,000,000	100,000,000
Greenwich Capital Holdings Inc.
3.15%, 02/10/06	35,000,000	35,000,000
3.17%, 02/13/06	35,000,000	35,000,000
Hartford Life Global Funding Trust
3.21%, 07/15/06(1)	100,000,000	100,000,000
HBOS Treasury Services PLC
3.15%, 01/10/06	100,000,000	100,000,000
HSBC Bank USA N.A.
3.57%, 05/04/06	20,000,000	20,013,653
K2 USA LLC
3.11%, 07/25/05(1)	50,000,000	49,999,340
3.15%, 09/12/05(1)	80,000,000	79,995,999
3.17%, 11/14/05(1)	60,000,000	59,996,638
3.21%, 01/19/06(1)	90,000,000	89,985,057
3.21%, 02/15/06(1)	25,000,000	25,003,458
3.27%, 05/25/06(1)	50,000,000	49,993,260
3.29%, 01/20/06(1)	70,000,000	70,023,455
Leafs LLC
3.26%, 01/20/06(1)	75,000,000	75,000,000
Links Finance LLC
3.19%, 11/16/05(1)	100,000,000	99,992,268
3.21%, 10/17/05(1)	17,000,000	17,000,749
3.21%, 01/20/06(1)	65,000,000	64,991,613
3.22%, 05/18/06(1)	50,000,000	49,991,206
3.27%, 07/26/05(1)	50,000,000	49,998,975
3.33%, 07/29/05(1)	50,000,000	50,000,946
Marshall & Ilsley Bank
3.36%, 02/20/06	50,000,000	50,038,312
Metropolitan Life Global Funding I
3.14%, 07/06/06(1)	100,000,000	100,000,000
Morgan Stanley
3.13%, 07/03/06	100,000,000	100,000,000
3.34%, 08/15/05	75,000,000	75,013,646
National City Bank
3.06%, 08/02/05	50,000,000	49,998,087
3.09%, 01/06/06	35,000,000	34,994,530
3.27%, 12/29/05	50,000,000	49,993,949

16

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Face Amount	Value
Nationwide Building Society
3.16%, 07/07/06(1)	$100,000,000	$100,000,000
3.20%, 07/22/05(1)	25,000,000	25,001,134
3.26%, 01/13/06(1)	100,000,000	100,037,907
3.51%, 04/28/06(1)	50,000,000	50,000,000
Permanent Financing PLC No. 6 Class A1
3.16%, 09/12/05	75,000,000	75,000,000
Permanent Financing PLC No. 8 Series 1 Class A
3.20%, 06/12/06	50,000,000	50,000,000
Royal Bank of Scotland
3.07%, 08/08/05	50,000,000	49,997,412
3.07%, 04/05/06	100,000,000	99,970,774
3.25%, 09/29/05	89,000,000	88,988,172
3.26%, 06/27/06	50,000,000	49,992,617
Sedna Finance Inc.
3.19%, 01/10/06(1)	20,000,000	19,997,343
3.19%, 01/17/06(1)	35,000,000	34,996,154
Sigma Finance Inc.
3.11%, 08/05/05(1)	50,000,000	49,998,460
3.16%, 10/07/05(1)	30,000,000	29,997,674
3.17%, 07/15/05(1)	25,000,000	24,999,710
3.17%, 11/18/05(1)	75,000,000	74,991,345
3.20%, 03/20/06(1)	35,000,000	35,001,937
3.21%, 09/15/05(1)	50,000,000	50,001,040
3.23%, 12/28/05(1)	150,000,000	149,978,117
Societe Generale
3.15%, 06/13/06	55,000,000	54,989,508
Tango Finance Corp.
3.15%, 06/12/06(1)	100,000,000	99,990,573
3.19%, 11/15/05(1)	50,000,000	49,998,082
3.23%, 06/21/06(1)	60,000,000	59,991,247
3.27%, 05/26/06(1)	30,000,000	29,995,943
US Bank N.A.
3.15%, 09/15/05	100,000,000	99,994,848
3.29%, 09/30/05	100,000,000	99,997,505
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
3.30%, 07/25/05	42,044,756	42,044,756
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
3.30%, 07/25/05	131,782,167	131,782,167
WhistleJacket Capital LLC
3.18%, 02/15/06(1)	30,000,000	29,995,256
3.19%, 12/15/05(1)	40,000,000	39,997,255
3.20%, 01/17/06(1)	40,000,000	39,999,762
White Pine Finance LLC
3.08%, 12/01/05(1)	50,000,000	49,994,774
3.19%, 01/13/06(1)	90,000,000	89,994,808
3.19%, 11/15/05(1)	72,000,000	71,996,656
3.22%, 05/22/06(1)	50,000,000	49,992,349
3.26%, 06/20/06(1)	25,000,000	25,006,818

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $7,074,848,508)		7,074,848,508

REPURCHASE AGREEMENTS(3) – 17.41%
Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $100,009,444 and an effective yield of 3.40%	100,000,000	100,000,000
Bank of America N.A. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $350,033,347 and an effective yield of 3.43%	350,000,000	350,000,000
Bank of America Securities Corporate Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $475,046,016 and an effective yield of 3.49%	475,000,000	475,000,000
Bank of America Securities Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $40,003,811 and an effective yield of 3.43%	40,000,000	40,000,000
Credit Suisse First Boston Inc. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $40,003,811 and an effective yield of 3.43%	40,000,000	40,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $290,027,700 and effective yields of 3.43% – 3.44%	290,000,000	290,000,000
JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $40,003,789 and an effective yield of 3.41%	40,000,000	40,000,000
Lehman Brothers Holdings Inc. Corporate Tri-Party Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $500,048,559 and effective yields of 3.49% – 3.50%	500,000,000	500,000,000
Lehman Brothers Inc. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $40,003,800 and an effective yield of 3.42%	40,000,000	40,000,000

17

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Face Amount	Value
Merrill Lynch & Co. Inc. Corporate Tri-Party Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $250,024,538 and effective yields of 3.50% – 3.56%.	$250,000,000	$250,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreement, dated 3/22/05, due 12/27/05, with a maturity value of $350,034,781 and an effective yield of 3.58%.	350,000,000	350,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $40,003,778 and an effective yield of 3.40%.	40,000,000	40,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $2,515,000,000)		2,515,000,000

TOTAL INVESTMENTS IN SECURITIES – 99.89% (Cost: $14,429,280,158)		14,429,280,158

Other Assets, Less Liabilities – 0.11%		16,029,849

NET ASSETS – 100.00%		$14,445,310,007

(1)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(3)	See Note 1 for information regarding collateral.

The accompanying notes are an integral part of these financial statements.

18

TREASURY MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2005 (Unaudited)

Security	Face Amount	Value
REPURCHASE AGREEMENTS(1) – 99.99%
Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $81,474 and an effective yield of 2.70%.	$81,468	$81,468
Credit Suisse First Boston Inc. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $81,475 and an effective yield of 2.90%.	81,468	81,468
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $81,474 and an effective yield of 2.80%.	81,468	81,468
JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $81,475 and an effective yield of 3.31%.	81,468	81,468
Lehman Brothers Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $81,475 and an effective yield of 2.90%.	81,468	81,468

TOTAL REPURCHASE AGREEMENTS (Cost: $407,340)		407,340

TOTAL INVESTMENTS IN SECURITIES – 99.99% (Cost: $407,340)		407,340

Other Assets, Less Liabilities – 0.01%		35

NET ASSETS – 100.00%		$407,375

(1)	See Note 1 for information regarding collateral.

The accompanying notes are an integral part of these financial statements.

19

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

June 30, 2005

Government Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Repurchase Agreements	$635,943,000	99.99%
Other Net Assets	62,450	0.01

TOTAL	$636,005,450	100.00%

Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Variable & Floating Rate Notes	$3,458,184,438	49.58%
Repurchase Agreements	1,581,387,000	22.67
Commercial Paper	1,094,472,758	15.69
Time Deposits	472,140,000	6.77
Certificates of Deposit	274,995,348	3.94
Medium-Term Notes	84,995,815	1.22
Other Net Assets	8,780,862	0.13

TOTAL	$6,974,956,221	100.00%

Prime Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Variable & Floating Rate Notes	$7,074,848,508	48.98%
Commercial Paper	3,472,212,373	24.04
Repurchase Agreements	2,515,000,000	17.41
Certificates of Deposit	769,988,310	5.33
Time Deposits	347,239,000	2.40
Medium-Term Notes	249,991,967	1.73
Other Net Assets	16,029,849	0.11

TOTAL	$14,445,310,007	100.00%

Treasury Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Repurchase Agreements	$407,340	99.99%
Other Net Assets	35	0.01

TOTAL	$407,375	100.00%

These tables are not part of the financial statements.

20

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
ASSETS
Investments in securities, at amortized cost which approximates value (Note 1)	$—	$5,384,788,359	$11,914,280,158	$—
Repurchase agreements, at value and cost (Note 1)	635,943,000	1,581,387,000	2,515,000,000	407,340
Cash	1,895	393	323	—
Receivables:
Interest	60,555	9,074,982	17,031,397	35

Total Assets	636,005,450	6,975,250,734	14,446,311,878	407,375

LIABILITIES
Payables:
Investment advisory fees (Note 2)	—	294,513	1,001,871	—

Total Liabilities	—	294,513	1,001,871	—

NET ASSETS	$636,005,450	$6,974,956,221	$14,445,310,007	$407,375

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
NET INVESTMENT INCOME
Interest	$15,945,913	$93,618,275	$187,524,263	$5,301

Total investment income	15,945,913	93,618,275	187,524,263	5,301

EXPENSES (Note 2)
Investment advisory fees	555,445	3,368,502	6,710,794	200

Total expenses	555,445	3,368,502	6,710,794	200
Less investment advisory fees waived	(555,445)	(2,559,229)	(2,690,241)	(200)

Net expenses	—	809,273	4,020,553	—

Net investment income	15,945,913	92,809,002	183,503,710	5,301

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,945,913	$92,809,002	$183,503,710	$5,301

The accompanying notes are an integral part of these financial statements.

21

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Master Portfolio		Money Market Master Portfolio
	For the six months ended June 30, 2005 (Unaudited)	For the period September 1, 2004(a) to December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$15,945,913	$2,579,922	$92,809,002	$75,589,172
Net realized loss	—	—	—	(3,023)

Net increase in net assets resulting from operations	15,945,913	2,579,922	92,809,002	75,586,149

Interestholder transactions:
Contributions	3,571,470,563	448,400,000	32,604,415,242	27,939,964,264
Withdrawals	(3,400,633,506)	(1,757,442)	(31,253,093,847)	(27,213,733,782)

Net increase in net assets resulting from interestholder transactions	170,837,057	446,642,558	1,351,321,395	726,230,482

Increase in net assets	186,782,970	449,222,480	1,444,130,397	801,816,631
NET ASSETS:
Beginning of period	449,222,480	—	5,530,825,824	4,729,009,193

End of period	$636,005,450	$449,222,480	$6,974,956,221	$5,530,825,824

	Prime Money Market Master Portfolio		Treasury Money Market Master Portfolio
	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the period September 1, 2004(a) to December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$183,503,710	$89,577,595	$5,301	$2,435
Net realized gain	—	58,161	—	—

Net increase in net assets resulting from operations	183,503,710	89,635,756	5,301	2,435

Interestholder transactions:
Contributions	38,106,431,407	29,953,898,444	—	400,000
Withdrawals	(36,338,785,538)	(21,667,004,697)	(281)	(80)

Net increase (decrease) in net assets resulting from interestholder transactions	1,767,645,869	8,286,893,747	(281)	399,920

Increase in net assets	1,951,149,579	8,376,529,503	5,020	402,355
NET ASSETS:
Beginning of period	12,494,160,428	4,117,630,925	402,355	—

End of period	$14,445,310,007	$12,494,160,428	$407,375	$402,355

(a)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

22

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of June 30, 2005, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”). The Government Money Market and Treasury Money Market Master Portfolios commenced operations on September 1, 2004.

Under the MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Master Portfolios use the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premium and accrete discount using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

In the case of Master Portfolios with only one interestholder, such as the Government Money Market and Treasury Money Market Master Portfolios, MIP believes that such Master Portfolios will not be treated as a separate entity for federal income tax purposes, and, therefore, will not be subject to any federal income tax on their income and gain (if any). Rather, such Master Portfolios’ assets and interest, dividends and gains or losses will be treated as assets and interest, dividends and gains or losses of the interestholders.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other

23

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

requirements for such qualification not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of June 30, 2005, the Master Portfolios’ costs of investments for federal income tax purposes were the same as for financial statement purposes.

REPURCHASE AGREEMENTS

The Master Portfolios may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by a Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

The repurchase agreements held by the Master Portfolios as of June 30, 2005 were fully collateralized by U.S. Government and Agency obligations and long-term debt securities as follows:

Master Portfolio	Repurchase Agreement	Interest Rate(s)	Maturity Date(s)	Aggregate Market Value
Government Money Market	Banc of America Securities LLC Tri-Party	6.00%	04/01/35	$102,160,141
	Bank of America N.A Tri-Party	5.00 - 5.50	06/01/33 - 05/01/35	154,576,514
	Credit Suisse First Boston Inc. Tri-Party	2.65 - 5.80	07/01/31 - 04/01/35	102,163,281
	Goldman Sachs Group Inc. Tri-Party	6.00	04/01/35	102,160,141
	JP Morgan Chase & Co. Tri-Party	3.89 - 5.29	04/01/23 - 05/01/35	102,160,888
	Lehman Brothers Tri-Party	3.49 - 7.53	02/01/12 - 06/01/44	85,442,493
Money Market	Bank of America N.A. Tri-Party	5.50	06/01/33	127,500,000
	Bank of America Securities Corporate Tri-Party	4.65 - 8.38	05/01/07 - 10/15/99	204,000,001
	Bank of America Securities Tri-Party	5.00	08/01/34	40,800,001
	Credit Suisse First Boston Inc. Tri-Party	3.70 - 5.44	12/01/31 - 11/01/43	40,801,035
	Goldman Sachs Group Inc. Tri-Party	4.69 - 5.00	05/01/34 - 06/01/35	295,800,000
	Greenwich Capital Markets Inc. Corporate Tri-Party	2.52 - 5.41	02/25/33 - 01/25/45	105,002,316
	JP Morgan Chase & Co. Tri-Party	3.80 - 5.34	05/01/22 - 07/01/35	40,801,196
	Lehman Brothers Holdings Inc. Corporate Tri-Party	1.01 - 8.90	02/25/06 - 04/25/25	314,941,418
	Lehman Brothers Inc. Tri-Party	3.14 - 6.31	08/01/16 - 10/01/44	57,511,680
	Merrill Lynch & Co. Inc. Corporate Tri-Party	3.50 - 8.88	02/15/08 - 05/01/17	103,009,259
	Merrill Lynch & Co. Inc. Tri-Party	1.80 - 6.50	07/01/05 - 05/25/34	142,804,232
	Merrill Lynch & Co. Inc. Tri-Party	4.75 - 10.13	11/15/05 - 04/15/22	154,500,602

24

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

Master Portfolio	Repurchase Agreement	Interest Rate(s)	Maturity Date(s)	Aggregate Market Value
Prime Money Market	Banc of America Securities LLC Tri-Party	5.00%	04/01/35	$102,000,001
	Bank of America N.A. Tri-Party	5.50	06/01/33	357,000,000
	Bank of America Securities Corporate Tri-Party	2.34 - 9.88	07/08/05 - 12/15/38	484,500,000
	Bank of America Securities Tri-Party	5.00	03/01/35	40,800,001
	Credit Suisse First Boston Inc. Tri-Party	4.61 - 5.43	09/01/32 - 05/01/35	40,800,731
	Goldman Sachs Group Inc. Tri-Party	4.50 - 4.74	12/01/18 - 01/01/35	295,800,000
	JP Morgan Chase & Co. Tri-Party	3.47 - 5.33	01/01/15 - 08/01/44	40,800,295
	Lehman Brothers Holdings Inc. Corporate Tri-Party	1.41 - 9.53	11/15/05 - 07/15/24	524,953,413
	Lehman Brothers Inc. Tri-Party	3.36 - 8.50	02/01/16 - 08/01/36	40,797,233
	Merrill Lynch & Co. Inc. Corporate Tri-Party	3.14 - 10.13	07/01/05 - 07/15/23	260,123,239
	Merrill Lynch & Co. Inc. Tri-Party	4.00 - 6.50	07/25/16 - 01/25/31	40,801,274
	Merrill Lynch & Co. Inc. Tri-Party	4.00 - 11.38	08/15/05 - 05/15/25	360,502,260
Treasury Money Market	Banc of America Securities LLC Tri-Party	7.25	05/15/18	83,515
	Credit Suisse First Boston Inc. Tri-Party	3.00	11/15/07	84,054
	Goldman Sachs Group Inc. Tri-Party	4.75	05/15/14	84,027
	JP Morgan Chase & Co. Tri-Party	6.38 - 8.88	08/15/17 - 08/15/27	87,164
	Lehman Brothers Tri-Party	3.00	11/15/07	84,054

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolios, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual fee of 0.10% of the average daily net assets of each of the Master Portfolios, as compensation for investment advisory services. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance. For the six months ended June 30, 2005, BGFA waived investment advisory fees of $555,445, $2,559,229, $2,690,241 and $200 for the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios, respectively.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, counsel and independent registered public accounting firm), to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially

25

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

all of their assets in the Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

Certain officers and trustees of MIP are also officers of BGI. As of June 30, 2005, these officers of BGI collectively owned less than 1% of MIP’s outstanding beneficial interests.

3. FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios were as follows:

Master Portfolio	Six Months Ended June 2005 (Unaudited)		Year Ended December 31, 2004		Year Ended December 31, 2003		Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000
Government Money Market
Ratio of expenses to average net assets(a)	0.00%		0.00	%(c)	n/a		n/a	n/a	n/a
Ratio of expenses to average net assets prior to waived fees(a)	0.10%		0.10	%(c)	n/a		n/a	n/a	n/a
Ratio of net investment income to average net assets(a)	2.87%		1.93	%(c)	n/a		n/a	n/a	n/a
Ratio of net investment income to average net assets prior to waived fees(a)	2.77%		1.83	%(c)	n/a		n/a	n/a	n/a
Total return	1.37	%(b)	0.64	%(b)(c)	n/a		n/a	n/a	n/a
Money Market
Ratio of expenses to average net assets(a)	0.02%		0.05%		0.10%		0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees(a)	0.10%		0.10%		n/a		n/a	n/a	n/a
Ratio of net investment income to average net assets(a)	2.76%		1.40%		1.15%		1.80%	3.66%	6.43%
Ratio of net investment income to average net assets prior to waived fees(a)	2.68%		1.35%		n/a		n/a	n/a	n/a
Total return	1.36	%(b)	1.39%		1.16%		1.84%	4.23%	6.52%
Prime Money Market
Ratio of expenses to average net assets(a)	0.06%		0.03%		0.03	%(d)	n/a	n/a	n/a
Ratio of expenses to average net assets prior to waived fees(a)	0.10%		0.10%		0.10	%(d)	n/a	n/a	n/a
Ratio of net investment income to average net assets(a)	2.73%		1.52%		1.12	%(d)	n/a	n/a	n/a
Ratio of net investment income to average net assets prior to waived fees(a)	2.69%		1.45%		1.05	%(d)	n/a	n/a	n/a
Total return	1.36	%(b)	1.40%		0.80	%(b)(d)	n/a	n/a	n/a
Treasury Money Market
Ratio of expenses to average net assets(a)	0.00%		0.00	%(c)	n/a		n/a	n/a	n/a
Ratio of expenses to average net assets prior to waived fees(a)	0.10%		0.10	%(c)	n/a		n/a	n/a	n/a
Ratio of net investment income to average net assets(a)	2.64%		1.82	%(c)	n/a		n/a	n/a	n/a
Ratio of net investment income to average net assets prior to waived fees(a)	2.54%		1.72	%(c)	n/a		n/a	n/a	n/a
Total return	1.32	%(b)	0.61	%(b)(c)	n/a		n/a	n/a	n/a

(a)	Annualized for periods of less than one year.
(b)	Not annualized.
(c)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.
(d)	For the period from April 16, 2003 (commencement of operations) to December 31, 2003.

26

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (UNAUDITED)

Under Section 15(c) of the 1940 Act, MIP’s Board of Trustees, including a majority of Trustees who are not interested persons of MIP (as that term is defined in the 1940 Act), who are commonly referred to as the “Independent Trustees,” is required annually to consider each Master Portfolio’s Investment Advisory Contract with BGFA (each, an “Advisory Contract”). Pursuant to Section 15(c), the Board is required to request and evaluate, and BGFA is required to provide, such information as may be reasonably necessary to evaluate the terms of the Advisory Contracts. At a meeting held on March 2, 2005, the Board approved the selection of BGFA and the continuance of the Advisory Contracts, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contracts for the Money Market and Prime Money Market Master Portfolios, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board reviewed the scope of services to be provided by BGFA under the Advisory Contracts and noted that there would be no differences between the scope of services required to be provided by BGFA for the past year and the scope of services required to be provided by BGFA for the upcoming year. In reviewing the scope of services provided to the Master Portfolios by BGFA, the Board reviewed and discussed BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time to the support of those funds and accounts for which they provide investment advisory/management services, including the Master Portfolios. The Board also considered BGFA’s compliance program and its compliance record with respect to the Master Portfolios. The Board further noted that BGFA provides information regarding portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Master Portfolios. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board also noted that during BGFA’s term as investment adviser, the Money Market Master Portfolio has met its investment objective consistently over time and that the Prime Money Market Master Portfolio has met its investment objective since its more recent inception. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Master Portfolios under the Advisory Contracts were appropriate and continued to support the Board’s original selection of BGFA as investment adviser to the Master Portfolios.

MASTER PORTFOLIOS’ EXPENSES AND PERFORMANCE OF THE MASTER PORTFOLIOS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Master Portfolio in comparison with the same information for other funds registered under the 1940 Act objectively determined solely by Lipper, as comprising each Master Portfolio’s applicable peer group (the “Lipper Peer Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Master Portfolio for the one-, three-, five-, and 10-year, and “since inception” periods ended December 31, 2004, as applicable, and a comparison of each Master Portfolio’s performance to that of the funds in its Lipper Peer Group for the same periods. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Peer Groups and to prepare this information. The Board noted that the Master Portfolios generally outperformed the funds in their Lipper Peer Groups over relevant periods. The Board noted that the advisory fees and overall expenses for the Prime Money Market Master Portfolio were the lowest of the advisory fee rates and overall expenses of the funds in its Lipper Peer Group, noting BGFA’s voluntary waiver of certain advisory fee amounts for the Prime Money Market Master Portfolio. The Board also noted that the advisory fees for the Money Market Master Portfolio were generally lower than the advisory fee rates of the funds in its Lipper Peer Group, and the overall expenses for the Money Market Master Portfolio were the lowest of the overall expenses of the funds in its Lipper Peer Group, noting BGFA’s voluntary waiver of certain advisory fee amounts for the Money Market Master Portfolio. Based on this review, the Board concluded that the advisory fees and expense levels and the historical performance of the Master Portfolios, as managed by BGFA, as compared to the advisory fees and expense levels and performance of the funds in the Lipper Peer Groups, were satisfactory for the purposes of approving the continuance of the Advisory Contracts.

27

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (UNAUDITED) (CONTINUED)

COSTS OF SERVICES PROVIDED TO MASTER PORTFOLIOS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability of the Master Portfolios to BGFA based on the fees payable under the Advisory Contracts for the last calendar year. The Board analyzed the Master Portfolios’ expenses, including the investment advisory fees paid to BGFA. The Board also reviewed information regarding direct revenue received by BGFA and ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Master Portfolios by BGFA (as discussed below). The Board also discussed BGFA’s profit margin as reflected in the Master Portfolios’ profitability analysis. Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contracts and from other relationships between the Master Portfolios and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Master Portfolios’ profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolios’ asset levels. The Board noted that the Advisory Contracts do not provide any breakpoints in the investment advisory fee rates as a result of any increases in the asset levels of the Master Portfolios. However, the Board noted that the investment advisory fee rates for the Master Portfolios had been set initially at the lower end of the marketplace so as to afford the Master Portfolios’ interestholders the opportunity to share in economies of scale from inception. The Board also noted the difficulty of considering the potential for economies of scale based on advisory services independently and separately from any potential for economies of scale based on other services provided by BGFA and its affiliates. Based on the profitability analysis presented to the Board, which indicated that with respect to each Master Portfolio, BGFA generally is providing services at a loss, and the relatively low investment advisory fee rates for the Master Portfolios, the Board determined that whether further economies of scale may be realized by the Master Portfolios or reflected in fee levels was not a significant factor in its consideration of whether to approve continuance of the Advisory Contracts.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board also received and considered information regarding the Master Portfolios’ annual investment advisory fee rates under the Advisory Contracts in comparison to the investment advisory/management fee rates for other funds with substantially similar investment objectives and strategies for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act and collective funds. BGFA and its affiliates do not provide investment management services to separate accounts with substantially similar investment objectives and strategies. The Board noted that BGFA had provided the Board with information regarding how the level of services provided to the other funds registered under the 1940 Act and collective funds differed from the level of services provided to the Master Portfolios. The Board analyzed the level of the investment advisory/management fees in relation to the nature and extent of services provided to the Master Portfolios in comparison with the nature and extent of services provided to the other funds, including, among other factors, the level of complexity in managing the Master Portfolios and the other funds under differing regulatory requirements and the various client guidelines or other requirements, the nature and extent of the support services provided to the Master Portfolios and their interestholders in comparison with the nature and extent of the services provided to the other funds and their clients, and in relation to the Master Portfolios’ and the other funds’ fee structures and asset levels. The Board noted that the investment advisory fee rates under the Master Portfolios’ Advisory Contracts were similar to the investment advisory fee rates for other funds registered under the 1940 Act and were within the range of the investment management fee rates for the collective funds. The Board noted that any differences between the advisory fee rates for the Master Portfolios and the investment advisory/management fee rates for the other funds for which BGFA or BGI provides investment advisory/management services appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contracts do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts are fair and reasonable.

28

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (UNAUDITED) (CONTINUED)

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Master Portfolios by BGFA, such as the payment of securities lending revenue to BGI, MIP’s securities lending agent, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with the Master Portfolios’ investments in other funds for which BGFA provides investment advisory services and/or BGI provides administration services and the associated voluntary waivers by BGFA and/or its affiliates of those fees, if any. The Board noted that BGFA and its affiliates do not use soft dollars or consider the value of research or other services that may be provided to BGFA or its affiliates in connection with portfolio transactions for the Master Portfolios. The Board further noted that any portfolio transactions on behalf of the Master Portfolios placed through an affiliate of the Master Portfolios or BGFA are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Master Portfolios’ interestholders.

Based on the above analysis, the Board determined that the Advisory Contracts, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolios and their interestholders to continue the Advisory Contracts.

29

Notes:

30

2005 SEMI-ANNUAL REPORT TO SHAREHOLDERS | JUNE 30, 2005

GOVERNMENT MONEY MARKET FUND

INSTITUTIONAL MONEY MARKET FUND

PRIME MONEY MARKET FUND

TREASURY MONEY MARKET FUND

AON CAPTIVES SHARES

PREMIUM SHARES

SELECT SHARES

TRUST SHARES

BGICash *from* BARCLAYS GLOBAL INVESTORS

BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER EXPENSES

As a shareholder of a Barclays Global Investors Fund, you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

Actual Expenses

The first line under each share class of each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your share class of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each share class of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each share class and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your share class of your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under each share class of each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value (January 1, 2005)	Ending Account Value (June 30, 2005)	Annualized Expense Ratio†	Expenses Paid During Period* (January 1 to June 30, 2005)
Government Money Market
Premium Shares
Actual	$1,000.00	$1,013.50	0.05%	$0.25
Hypothetical (5% return before expenses)	1,000.00	1,024.55	0.05	0.25
Select Shares
Actual	1,000.00	1,013.20	0.10	0.50
Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.10	0.50
Trust Shares
Actual	1,000.00	1,012.00	0.33	1.65
Hypothetical (5% return before expenses)	1,000.00	1,023.16	0.33	1.66
Institutional Money Market
Aon Captives Shares
Actual	1,000.00	1,013.20	0.12	0.60
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.12	0.60
Premium Shares
Actual	1,000.00	1,013.50	0.08	0.40
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.08	0.40
Select Shares
Actual	1,000.00	1,013.20	0.13	0.65
Hypothetical (5% return before expenses)	1,000.00	1,024.15	0.13	0.65
Trust Shares
Actual	1,000.00	1,012.10	0.35	1.75
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76

1

BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER EXPENSES (Continued)

Fund	Beginning Account Value (January 1, 2005)	Ending Account Value (June 30, 2005)	Annualized Expense Ratio†	Expenses Paid During Period* (January 1 to June 30, 2005)
Prime Money Market
Premium Shares
Actual	$1,000.00	$1,013.30	0.11%	$0.55
Hypothetical (5% return before expenses)	1,000.00	1,024.25	0.11	0.55
Select Shares
Actual	1,000.00	1,013.10	0.16	0.80
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.16	0.80
Trust Shares
Actual	1,000.00	1,011.90	0.39	1.95
Hypothetical (5% return before expenses)	1,000.00	1,022.86	0.39	1.96
Treasury Money Market
Premium Shares
Actual	1,000.00	1,012.90	0.05	0.25
Hypothetical (5% return before expenses)	1,000.00	1,024.55	0.05	0.25
Select Shares
Actual	1,000.00	1,012.70	0.10	0.50
Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.10	0.50
Trust Shares
Actual	1,000.00	1,011.50	0.33	1.65
Hypothetical (5% return before expenses)	1,000.00	1,023.16	0.33	1.66

†	This ratio includes expenses charged to the corresponding Master Portfolio and includes investment advisory and administration fees voluntary waived during the period.
*	Expenses are calculated using each Fund’s annualized expense ratio for each share class (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

2

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
ASSETS
Investments:
In corresponding Master Portfolio, at value (Note 1)	$636,005,450	$6,332,402,191	$12,491,304,996	$407,375

Total Assets	636,005,450	6,332,402,191	12,491,304,996	407,375

LIABILITIES
Payables:
Distribution to shareholders	1,463,140	16,476,288	33,247,364	957
Administration fees (Note 2)	3,741	116,431	207,859	39
Distribution fees – Aon Captives Shares (Note 2)	—	25,131	—	—

Total Liabilities	1,466,881	16,617,850	33,455,223	996

NET ASSETS	$634,538,569	$6,315,784,341	$12,457,849,773	$406,379

Net assets consist of:
Paid-in capital	$634,538,569	$6,315,787,094	$12,457,838,864	$406,379
Undistributed net investment income	—	92	17	—
Undistributed net realized gain (accumulated net realized loss)	—	(2,845)	10,892	—

NET ASSETS	$634,538,569	$6,315,784,341	$12,457,849,773	$406,379

Aon Captives Shares
Net Assets	$—	$94,575,472	$—	$—

Shares outstanding	—	94,575,290	—	—

Net asset value and offering price per share	$—	$1.00	$—	$—

Institutional Shares
Net Assets	$512,097,775	$3,251,168,359	$7,945,479,861	$101,686

Shares outstanding	512,097,775	3,251,170,727	7,945,468,293	101,686

Net asset value per share	$1.00	$1.00	$1.00	$1.00

Premium Shares
Net Assets	$122,237,604	$2,968,041,269	$4,438,145,633	$101,648

Shares outstanding	122,237,604	2,968,041,784	4,438,145,696	101,648

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Select Shares
Net Assets	$101,682	$1,897,514	$74,122,552	$101,610

Shares outstanding	101,682	1,897,612	74,123,148	101,610

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Trust Shares
Net Assets	$101,508	$101,727	$101,727	$101,435

Shares outstanding	101,508	101,727	101,727	101,435

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

The accompanying notes are an integral part of these financial statements.

3

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Interest	$15,945,913	$85,362,173	$169,826,424	$5,301
Expenses(a)	—	(737,369)	(3,627,535)	—

Net investment income allocated from corresponding Master Portfolio	15,945,913	84,624,804	166,198,889	5,301

FUND EXPENSES (Note 2)
Administration fees	122,395	1,182,613	2,779,659	280
Distribution fees—Aon Captives Shares	—	52,264	—	—

Total fund expenses	122,395	1,234,877	2,779,659	280
Less administration fees waived	(110,750)	(613,362)	(1,217,066)	(42)

Total net expenses	11,645	621,515	1,562,593	238

Net investment income	15,934,268	84,003,289	164,636,296	5,063

REALIZED GAIN (LOSS) ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Net realized loss	—	(92)	(17)	—

Net realized loss	—	(92)	(17)	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,934,268	$84,003,197	$164,636,279	$5,063

(a)	Net of investment advisory fee waivers by the Master Portfolios’ investment adviser in the amounts of $555,445, $2,559,229, $2,690,241 and $200, respectively.

The accompanying notes are an integral part of these financial statements.

4

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Fund		Institutional Money Market Fund
	For the six months ended June 30, 2005 (Unaudited)	For the period September 1, 2004 (a) to December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$15,934,268	$2,579,760	$84,003,289	$67,218,571
Net realized loss	—	—	(92)	(2,753)

Net increase in net assets resulting from operations	15,934,268	2,579,760	84,003,197	67,215,818

Distributions to shareholders:
From net investment income:
Aon Captives Shares	—	—	(1,375,526)	(1,141,062)
Institutional Shares	(15,244,696)	(2,578,006)	(51,468,057)	(54,192,310)
Premium Shares	(687,033)	(622)	(31,098,505)	(11,848,951)
Select Shares	(1,328)	(605)	(59,841)	(35,557)
Trust Shares	(1,211)	(527)	(1,214)	(745)

	(15,934,268)	(2,579,760)	(84,003,143)	(67,218,625)

Total distributions to shareholders	(15,934,268)	(2,579,760)	(84,003,143)	(67,218,625)

Capital share transactions (Note 3):
Aon Captives Shares	—	—	(11,857,101)	51,033,638
Institutional Shares	63,997,324	448,100,451	(373,334,220)	(373,719,853)
Premium Shares	122,137,166	100,438	1,750,653,137	927,289,984
Select Shares	1,257	100,425	(4,814,788)	6,712,400
Trust Shares	1,140	100,368	1,140	100,587

Net increase in net assets resulting from capital share transactions	186,136,887	448,401,682	1,360,648,168	611,416,756

Increase in net assets	186,136,887	448,401,682	1,360,648,222	611,413,949
NET ASSETS:
Beginning of period	448,401,682	—	4,955,136,119	4,343,722,170

End of period	$634,538,569	$448,401,682	$6,315,784,341	$4,955,136,119

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$—	$—	$92	$(54)

(a)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

5

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Prime Money Market Fund		Treasury Money Market Fund
	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the period September 1, 2004 (a) to December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$164,636,296	$84,316,610	$5,063	$2,274
Net realized gain (loss)	(17)	55,136	—	—

Net increase in net assets resulting from operations	164,636,279	84,371,746	5,063	2,274

Distributions to shareholders:
From net investment income:
Institutional Shares	(82,688,574)	(54,101,221)	(1,326)	(609)
Premium Shares	(80,842,600)	(29,887,264)	(1,302)	(592)
Select Shares	(1,103,903)	(327,158)	(1,276)	(575)
Trust Shares	(1,202)	(753)	(1,159)	(498)

	(164,636,279)	(84,316,396)	(5,063)	(2,274)

From net realized gain:
Institutional Shares	—	(32,824)	—	—
Premium Shares	—	(11,403)	—	—

	—	(44,227)	—	—

Total distributions to shareholders	(164,636,279)	(84,360,623)	(5,063)	(2,274)

Capital share transactions (Note 3):
Institutional Shares	1,944,535,837	3,033,857,069	1,252	100,434
Premium Shares	(808,959,222)	4,282,862,178	1,226	100,422
Select Shares	(96,213,252)	170,336,400	1,201	100,409
Trust Shares	1,136	100,591	1,084	100,351

Net increase in net assets resulting from capital share transactions	1,039,364,499	7,487,156,238	4,763	401,616

Increase in net assets	1,039,364,499	7,487,167,361	4,763	401,616
NET ASSETS:
Beginning of period	11,418,485,274	3,931,317,913	401,616	—

End of period	$12,457,849,773	$11,418,485,274	$406,379	$401,616

Undistributed net investment income included in net assets at end of period	$17	$—	$—	$—

(a)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

6

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Government Money Market Fund—Premium Shares
	Six months ended Jun. 30, 2005 (Unaudited)		Period from Sep. 1, 2004 (a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00		$1.00

Income from investment operations:
Net investment income	0.01		0.01

Total from investment operations	0.01		0.01

Less distributions from:
Net investment income	(0.01)		(0.01)

Total distributions	(0.01)		(0.01)

Net asset value, end of period	$1.00		$1.00

Total return	1.35	%(b)	0.62	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$122,238		$100
Ratio of expenses to average net assets(c)	0.05%		0.05%
Ratio of expenses to average net assets prior to waived fees(c)	0.17%		0.17%
Ratio of net investment income to average net assets(c)	3.00%		1.86%
Ratio of net investment income to average net assets prior to waived fees(c)	2.88%		1.74%

	Government Money Market Fund—Select Shares
	Six months ended Jun. 30, 2005 (Unaudited)		Period from Sep. 1, 2004 (a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00		$1.00

Income from investment operations:
Net investment income	0.01		0.01

Total from investment operations	0.01		0.01

Less distributions from:
Net investment income	(0.01)		(0.01)

Total distributions	(0.01)		(0.01)

Net asset value, end of period	$1.00		$1.00

Total return	1.32	%(b)	0.60	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$102		$100
Ratio of expenses to average net assets(c)	0.10%		0.10%
Ratio of expenses to average net assets prior to waived fees(c)	0.22%		0.22%
Ratio of net investment income to average net assets(c)	2.65%		1.81%
Ratio of net investment income to average net assets prior to waived fees(c)	2.53%		1.69%

(a)	Commencement of operations.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include expenses charged to the Government Money Market Master Portfolio.

The accompanying notes are an integral part of these financial statements.

7

BARCLAYS GLOBAL INVESTORS FUNDS
FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Government Money Market Fund—Trust Shares
	Six months ended Jun. 30, 2005 (Unaudited)		Period from Sep. 1, 2004 (a) to Dec.31, 2004
Net asset value, beginning of period	$1.00		$1.00

Income from investment operations:
Net investment income	0.01		0.01

Total from investment operations	0.01		0.01

Less distributions from:
Net investment income	(0.01)		(0.01)

Total distributions	(0.01)		(0.01)

Net asset value, end of period	$1.00		$1.00

Total return	1.20	%(b)	0.53	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$102		$100
Ratio of expenses to average net assets(c)	0.33%		0.33%
Ratio of expenses to average net assets prior to waived fees(c)	0.45%		0.45%
Ratio of net investment income to average net assets(c)	2.42%		1.58%
Ratio of net investment income to average net assets prior to waived fees(c)	2.30%		1.46%

(a)	Commencement of operations.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include expenses charged to the Government Money Market Master Portfolio.

The accompanying notes are an integral part of these financial statements.

8

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Institutional Money Market Fund—Aon Captives Shares
	Six months ended Jun. 30, 2005 (Unaudited)		Year ended Dec. 31, 2004	Year ended Dec. 31, 2003		Year ended Dec. 31, 2002	Year ended Dec. 31, 2001	Year ended Dec. 31, 2000
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.01		0.01	0.01		0.02	0.04	0.06
Net realized and unrealized gain	—		0.00 (c)	0.00	(c)	—	—	—

Total from investment operations	0.01		0.01	0.01		0.02	0.04	0.06

Less distributions from:
Net investment income	(0.01)		(0.01)	(0.01)		(0.02)	(0.04)	(0.06)
Net realized gain	—		—	(0.00	)(c)	—	—	—

Total distributions	(0.01)		(0.01)	(0.01)		(0.02)	(0.04)	(0.06)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Total return	1.32	%(a)	1.29%	1.04%		1.70%	4.12%	6.46%

Ratios/Supplemental data:
Net assets, end of period (000s)	$94,575		$106,433	$55,399		$8,211	$6	$5
Ratio of expenses to average net assets(b)	0.12%		0.15%	0.22%		0.22%	0.24%	0.22%
Ratio of expenses to average net assets prior to waived fees(b)	0.22%		0.22%	n/a		n/a	n/a	n/a
Ratio of net investment income to average net assets(b)	2.63%		1.35%	0.97%		1.42%	4.06%	6.22%
Ratio of net investment income to average net assets prior to waived fees(b)	2.53%		1.28%	n/a		n/a	n/a	n/a

	Institutional Money Market Fund—Premium Shares
	Six months ended Jun. 30, 2005 (Unaudited)		Year ended Dec. 31, 2004		Year ended Dec. 31, 2003		Period from Dec. 2, 2002(d) to Dec. 31, 2002
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00

Income from investment operations:
Net investment income	0.01		0.01		0.01		0.00	(c)
Net realized and unrealized gain (loss)	—		(0.00	)(c)	0.00	(c)	—

Total from investment operations	0.01		0.01		0.01		0.00	(c)

Less distributions from:
Net investment income	(0.01)		(0.01)		(0.01)		(0.00	)(c)
Net realized gain	—		—		(0.00	)(c)	—

Total distributions	(0.01)		(0.01)		(0.01)		(0.00	)(c)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00

Total return	1.35	%(a)	1.34%		1.10%		0.11	%(a)

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,968,041		$1,217,388		$290,099		$5
Ratio of expenses to average net assets(b)	0.08%		0.10%		0.17%		0.25%
Ratio of expenses to average net assets prior to waived fees(b)	0.17%		0.17%		n/a		n/a
Ratio of net investment income to average net assets(b)	2.74%		1.45%		0.98%		1.51%
Ratio of net investment income to average net assets prior to waived fees(b)	2.65%		1.38%		n/a		n/a

(a)	Not annualized.
(b)	Annualized for periods of less than one year. These ratios include expenses charged to the Money Market Master Portfolio.
(c)	Rounds to less than $0.01.
(d)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

9

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Institutional Money Market Fund—Select Shares
	Six months ended Jun. 30, 2005 (Unaudited)		Period from Jan. 26, 2004 (a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00		$1.00

Income from investment operations:
Net investment income	0.01		0.01

Total from investment operations	0.01		0.01

Less distributions from:
Net investment income	(0.01)		(0.01)

Total distributions	(0.01)		(0.01)

Net asset value, end of period	$1.00		$1.00

Total return	1.32	%(b)	1.22	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,898		$6,712
Ratio of expenses to average net assets(c)	0.13%		0.10%
Ratio of expenses to average net assets prior to waived fees(c)	0.22%		0.22%
Ratio of net investment income to average net assets(c)	2.69%		1.93%
Ratio of net investment income to average net assets prior to waived fees(c)	2.60%		1.81%

	Institutional Money Market Fund—Trust Shares
	Six months ended Jun. 30, 2005 (Unaudited)		Period from Jun. 10, 2004 (a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00		$1.00

Income from investment operations:
Net investment income	0.01		0.01

Total from investment operations	0.01		0.01

Less distributions from:
Net investment income	(0.01)		(0.01)

Total distributions	(0.01)		(0.01)

Net asset value, end of period	$1.00		$1.00

Total return	1.21	%(b)	0.74	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$102		$101
Ratio of expenses to average net assets(c)	0.35%		0.35%
Ratio of expenses to average net assets prior to waived fees(c)	0.45%		0.45%
Ratio of net investment income to average net assets(c)	2.42%		1.33%
Ratio of net investment income to average net assets prior to waived fees(c)	2.32%		1.23%

(a)	Commencement of operations.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include expenses charged to the Money Market Master Portfolio.

The accompanying notes are an integral part of these financial statements.

10

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Prime Money Market Fund—Premium Shares
	Six months ended Jun. 30, 2005 (Unaudited)		Year ended Dec. 31, 2004		Period from Apr. 16, 2003 (a) to Dec. 31, 2003
Net asset value, beginning of period	$1.00		$1.00		$1.00

Income from investment operations:
Net investment income	0.01		0.01		0.01
Net realized and unrealized gain (loss)	—		0.00	(d)	(0.00	)(d)

Total from investment operations	0.01		0.01		0.01

Less distributions from:
Net investment income	(0.01)		(0.01)		(0.01)
Net realized gain	—		(0.00	)(d)	(0.00	)(d)

Total distributions	(0.01)		(0.01)		(0.01)

Net asset value, end of period	$1.00		$1.00		$1.00

Total return	1.33	%(b)	1.35%		0.75	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,438,146		$5,247,105		$964,243
Ratio of expenses to average net assets(c)	0.11%		0.07%		0.09%
Ratio of expenses to average net assets prior to waived fees(c)	0.17%		0.17%		n/a
Ratio of net investment income to average net assets(c)	2.66%		1.62%		1.02%
Ratio of net investment income to average net assets prior to waived fees(c)	2.60%		1.52%		n/a

	Prime Money Market Fund—Select Shares
	Six months ended Jun. 30, 2005 (Unaudited)		Period from Jan. 26, 2004 (a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00		$1.00

Income from investment operations:
Net investment income	0.01		0.01

Total from investment operations	0.01		0.01

Less distributions from:
Net investment income	(0.01)		(0.01)

Total distributions	(0.01)		(0.01)

Net asset value, end of period	$1.00		$1.00

Total return	1.31	%(b)	1.23	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$74,123		$170,336
Ratio of expenses to average net assets(c)	0.16%		0.10%
Ratio of expenses to average net assets prior to waived fees(c)	0.22%		0.22%
Ratio of net investment income to average net assets(c)	2.57%		2.11%
Ratio of net investment income to average net assets prior to waived fees(c)	2.51%		1.99%

(a)	Commencement of operations.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include expenses charged to the Prime Money Market Master Portfolio.
(d)	Rounds to less than $0.01.

The accompanying notes are an integral part of these financial statements.

11

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Prime Money Market Fund—Trust Shares
	Six months ended Jun. 30, 2005 (Unaudited)		Period from Jun. 10, 2004 (a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00		$1.00

Income from investment operations:
Net investment income	0.01		0.01

Total from investment operations	0.01		0.01

Less distributions from:
Net investment income	(0.01)		(0.01)

Total distributions	(0.01)		(0.01)

Net asset value, end of period	$1.00		$1.00

Total return	1.19	%(b)	0.75	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$102		$101
Ratio of expenses to average net assets(c)	0.39%		0.34%
Ratio of expenses to average net assets prior to waived fees(c)	0.45%		0.45%
Ratio of net investment income to average net assets(c)	2.39%		1.34%
Ratio of net investment income to average net assets prior to waived fees(c)	2.33%		1.23%

(a)	Commencement of operations.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include expenses charged to the Prime Money Market Master Portfolio.

The accompanying notes are an integral part of these financial statements.

12

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Treasury Money Market Fund—Premium Shares
	Six months ended Jun. 30, 2005 (Unaudited)		Period from Sep. 1, 2004 (a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00		$1.00

Income from investment operations:
Net investment income	0.01		0.01

Total from investment operations	0.01		0.01

Less distributions from:
Net investment income	(0.01)		(0.01)

Total distributions	(0.01)		(0.01)

Net asset value, end of period	$1.00		$1.00

Total return	1.29	%(b)	0.59	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$102		$100
Ratio of expenses to average net assets(c)	0.05%		0.05%
Ratio of expenses to average net assets prior to waived fees(c)	0.17%		0.17%
Ratio of net investment income to average net assets(c)	2.60%		1.77%
Ratio of net investment income to average net assets prior to waived fees(c)	2.48%		1.65%

	Treasury Money Market Fund—Select Shares
	Six months ended Jun. 30, 2005 (Unaudited)		Period from Sep. 1, 2004 (a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00		$1.00

Income from investment operations:
Net investment income	0.01		0.01

Total from investment operations	0.01		0.01

Less distributions from:
Net investment income	(0.01)		(0.01)

Total distributions	(0.01)		(0.01)

Net asset value, end of period	$1.00		$1.00

Total return	1.27	%(b)	0.58	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$102		$100
Ratio of expenses to average net assets(c)	0.10%		0.10%
Ratio of expenses to average net assets prior to waived fees(c)	0.22%		0.22%
Ratio of net investment income to average net assets(c)	2.55%		1.70%
Ratio of net investment income to average net assets prior to waived fees(c)	2.43%		1.58%

(a)	Commencement of operations.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include expenses charged to the Treasury Money Market Master Portfolio.

The accompanying notes are an integral part of these financial statements.

13

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Treasury Money Market Fund—Trust Shares
	Six months ended Jun. 30, 2005 (Unaudited)		Period from Sep. 1, 2004 (a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00		$1.00

Income from investment operations:
Net investment income	0.01		0.01

Total from investment operations	0.01		0.01

Less distributions from:
Net investment income	(0.01)		(0.01)

Total distributions	(0.01)		(0.01)

Net asset value, end of period	$1.00		$1.00

Total return	1.15	%(b)	0.50	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$101		$100
Ratio of expenses to average net assets(c)	0.33%		0.33%
Ratio of expenses to average net assets prior to waived fees(c)	0.45%		0.45%
Ratio of net investment income to average net assets(c)	2.32%		1.49%
Ratio of net investment income to average net assets prior to waived fees(c)	2.20%		1.37%

(a)	Commencement of operations.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include expenses charged to the Treasury Money Market Master Portfolio.

The accompanying notes are an integral part of these financial statements.

14

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Barclays Global Investors Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002. As of June 30, 2005, the Trust offered the following diversified funds: Bond Index, Government Money Market, Institutional Money Market, Money Market, Prime Money Market, S&P 500 Stock and Treasury Money Market Funds and LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios.

These financial statements relate only to the Premium Shares, Select Shares and Trust Shares of the Government Money Market Fund (the “GMMF”), the Aon Captives Shares, Premium Shares, Select Shares and Trust Shares of the Institutional Money Market Fund (the “IMMF”), the Premium Shares, Select Shares and Trust Shares of the Prime Money Market Fund (the “PMMF”) and the Premium Shares, Select Shares and Trust Shares of the Treasury Money Market Fund (the “TMMF”), (each, a “Fund,” collectively, the “Funds”). In addition, the GMMF, IMMF, PMMF and TMMF each offer Institutional Shares. All classes of shares have equal rights to assets and earnings, and differ principally in administration and distribution fees.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Each Fund invests all of its assets in a separate series (each, a “Master Portfolio”) of Master Investment Portfolio (“MIP”). Each Master Portfolio has the same or substantially similar investment objectives as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects that Fund’s interest in the net assets of that Master Portfolio (100.00%, 90.79%, 86.47% and 100.00% for the GMMF, IMMF, PMMF and TMMF, respectively, as of June 30, 2005). The method by which MIP values its securities is discussed in Note 1 of MIP’s Notes to the Financial Statements, which are included elsewhere in this report.

The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedules of Investments, accompanied by an unaudited summarized, tabular presentation, are included elsewhere in this report and should be read in conjunction with the corresponding Fund’s financial statements.

Each Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Funds will meet this objective.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Each Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each Fund accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of each Fund based on the relative net assets of each class.

15

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Funds are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. Dividends are determined separately for each class based on income and expenses allocable to each class.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute annually substantially all of its income and any gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. If so qualified, a Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders. Accordingly, no provision for federal income taxes was required for the six months ended June 30, 2005.

The Institutional Money Market Fund had a tax basis net capital loss carryforward as of December 31, 2004, the tax year-end of the Fund, of $2,647, which will expire in 2012. Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration date, whichever occurs first.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investors Bank & Trust Company (“IBT”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the Funds. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Funds. IBT is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the Funds.

SEI Investments Distribution Company (“SEI”) is the Funds’ distributor. The IMMF has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay expenses relating to the distribution of its Aon Captives Shares. Under the plan, SEI is entitled to receive an annual fee for these services of 0.10% of the average daily net assets of the Aon Captives Shares. This fee is an expense of the Aon Captives Shares only and is not borne by the Premium Shares, Select Shares or Trust Shares of the IMMF. SEI does not receive a fee from the GMMF, PMMF or TMMF for its distribution services.

The Trust has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships ( e.g., the Funds’ transfer agent, custodian, financial printer, counsel and independent registered public accounting firm), to the Funds for which BGI receives a fee paid by each Fund. This fee is an “all-in” or “semi-unified” fee and BGI, in consideration thereof, has agreed to bear all of the Funds’ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees and costs related to securities transactions. BGI is entitled to receive for these administration services an annual fee of 0.02% of the average daily net assets of the Aon Captives Shares, 0.07% of the average daily net assets of each Fund’s Premium Shares, 0.12% of the average daily net assets of each Fund’s Select Shares and 0.35% of the average daily net assets of each Fund’s Trust Shares. From time to time, BGI may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. For the six months ended June 30, 2005, BGI waived administration fees as follows:

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
Aon Captives Shares	$—	$10,453	$—	$—
Premium Shares	4,572	226,745	607,763	11
Select Shares	11	445	8,604	10
Trust Shares	10	11	11	10

BGI may delegate certain of its administration duties to sub-administrators.

16

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

Certain officers and trustees of the Trust are also officers of BGI. As of June 30, 2005, these officers of BGI collectively owned less than 1% of the outstanding shares of the Trust.

3. CAPITAL SHARE TRANSACTIONS

As of June 30, 2005, there were an unlimited number of no par value shares of beneficial interest authorized. Transactions in capital shares for the Aon Captives, Premium, Select and Trust Shares of the Funds were as follows:

	Government Money Market Fund
	Six Months Ended June 30, 2005 (Unaudited)		Period Ended December 31, 2004 (a)
	Shares	Amount	Shares	Amount
Premium Shares
Shares sold	909,067,738	$909,067,738	100,000	$100,000
Shares issued in reinvestments of dividends and distributions	428,834	428,834	438	438
Shares redeemed	(787,359,406)	(787,359,406)	—	—

Net increase	122,137,166	$122,137,166	100,438	$100,438

Select Shares
Shares sold	—	$—	100,000	$100,000
Shares issued in reinvestments of dividends and distributions	1,257	1,257	425	425
Shares redeemed	—	—	—	—

Net increase	1,257	$1,257	100,425	$100,425

Trust Shares
Shares sold	2,950	$2,950	100,000	$100,000
Shares issued in reinvestments of dividends and distributions	1,140	1,140	368	368
Shares redeemed	(2,950)	(2,950)	—	—

Net increase	1,140	$1,140	100,368	$100,368

17

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

	Institutional Money Market Fund
	Six Months Ended June 30, 2005 (Unaudited)		Year Ended December 31, 2004(b)
	Shares	Amount	Shares	Amount
Aon Captives Shares
Shares sold	31,694,429	$31,694,428	90,884,066	$90,884,068
Shares issued in reinvestments of dividends and distributions	671,049	671,049	763,570	763,570
Shares redeemed	(44,222,578)	(44,222,578)	(40,614,000)	(40,614,000)

Net increase (decrease)	(11,857,100)	$(11,857,101)	51,033,636	$51,033,638

Premium Shares
Shares sold	7,038,245,750	$7,038,245,750	5,180,859,883	$5,180,859,883
Shares issued in reinvestments of dividends and distributions	16,579,213	16,579,213	8,061,506	8,061,506
Shares redeemed	(5,304,171,826)	(5,304,171,826)	(4,261,631,405)	(4,261,631,405)

Net increase	1,750,653,137	$1,750,653,137	927,289,984	$927,289,984

Select Shares
Shares sold	29,004,584	$29,004,584	27,416,539	$27,416,539
Shares issued in reinvestments of dividends and distributions	49,490	49,490	22,220	22,220
Shares redeemed	(33,868,862)	(33,868,862)	(20,726,359)	(20,726,359)

Net increase (decrease)	(4,814,788)	$(4,814,788)	6,712,400	$6,712,400

Trust Shares
Shares sold	—	$—	100,001	$100,001
Shares issued in reinvestments of dividends and distributions	1,140	1,140	587	587
Shares redeemed	—	—	(1)	(1)

Net increase	1,140	$1,140	100,587	$100,587

18

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

	Prime Money Market Fund
	Six Months Ended June 30, 2005 (Unaudited)		Year Ended December 31, 2004 (b)
	Shares	Amount	Shares	Amount
Premium
Shares sold	16,133,188,630	$16,133,188,630	16,139,864,436	$16,139,864,436
Shares issued in reinvestments of dividends and distributions	54,081,185	54,081,185	15,709,079	15,709,079
Shares redeemed	(16,996,229,037)	(16,996,229,037)	(11,872,711,337)	(11,872,711,337)

Net increase (decrease)	(808,959,222)	$(808,959,222)	4,282,862,178	$4,282,862,178

Select Shares
Shares sold	88,853,530	$88,853,530	243,731,220	$243,731,220
Shares issued in reinvestments of dividends and distributions	1,166,986	1,166,986	26,100	26,100
Shares redeemed	(186,233,768)	(186,233,768)	(73,420,920)	(73,420,920)

Net increase (decrease)	(96,213,252)	$(96,213,252)	170,336,400	$170,336,400

Trust Shares
Shares sold	—	$—	100,000	$100,000
Shares issued in reinvestments of dividends and distributions	1,136	1,136	591	591
Shares redeemed	—	—	—	—

Net increase	1,136	$1,136	100,591	$100,591

	Treasury Money Market Fund
	Six Months Ended June 30, 2005 (Unaudited)		Period Ended December 31, 2004 (a)
	Shares	Amount	Shares	Amount
Premium Shares
Shares sold	—	$—	100,000	$100,000
Shares issued in reinvestments of dividends and distributions	1,226	1,226	422	422
Shares redeemed	—	—	—	—

Net increase	1,226	$1,226	100,422	$100,422

Select Shares
Shares sold	—	$—	100,000	$100,000
Shares issued in reinvestments of dividends and distributions	1,201	1,201	409	409
Shares redeemed	—	—	—	—

Net increase	1,201	$1,201	100,409	$100,409

Trust Shares
Shares sold	—	$—	100,000	$100,000
Shares issued in reinvestments of dividends and distributions	1,084	1,084	351	351
Shares redeemed	—	—	—	—

Net increase	1,084	$1,084	100,351	$100,351

(a)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.
(b)	For the period from January 26, 2004 (commencement of operations) to December 31, 2004 for the Select Shares, and for the period from June 10, 2004 (commencement of operations) to December 31, 2004 for the Trust Shares.

19

GOVERNMENT MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2005 (Unaudited)

Security	Face Amount	Value
REPURCHASE AGREEMENTS(1) – 99.99%
Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $100,166,543 and an effective yield of 3.43%.	$100,157,000	$100,157,000
Bank of America N.A. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $151,559,481 and an effective yield of 3.44%.	151,545,000	151,545,000
Credit Suisse First Boston Inc. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $100,166,543 and an effective yield of 3.43%.	100,157,000	100,157,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $100,166,543 and an effective yield of 3.43%.	100,157,000	100,157,000
JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $100,166,487 and an effective yield of 3.41%.	100,157,000	100,157,000
Lehman Brothers Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $83,777,958 and an effective yield of 3.42%.	83,770,000	83,770,000

TOTAL REPURCHASE AGREEMENTS (Cost: $635,943,000)		635,943,000

TOTAL INVESTMENTS IN SECURITIES – 99.99% (Cost: $635,943,000)		635,943,000

Other Assets, Less Liabilities – 0.01%		62,450

NET ASSETS – 100.00%		$636,005,450

(1)	See Note 1 for information regarding collateral.

The accompanying notes are an integral part of these financial statements.

20

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2005 (Unaudited)

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT – 3.94%
HBOS Treasury Services PLC 3.56%, 03/14/06	$50,000,000	$50,000,000
3.79%, 06/19/06	50,000,000	49,995,280
Toronto-Dominion Bank
2.78%, 07/11/05	50,000,000	50,000,068
Washington Mutual Bank
3.28%, 08/08/05	100,000,000	100,000,000
Wells Fargo Bank N.A.
3.04%, 07/01/05	25,000,000	25,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $274,995,348)		274,995,348

COMMERCIAL PAPER – 15.69%
Charta LLC
3.24%, 08/09/05(1)	50,000,000	49,824,500
3.25%, 08/05/05(1)	20,000,000	19,936,806
CRC Funding LLC
3.24%, 07/27/05(1)	50,000,000	49,883,000
Ebury Finance Ltd.
3.24%, 07/18/05(1)	54,440,000	54,356,707
Ford Credit Floorplan Motown
3.26%, 07/21/05(1)	25,000,000	24,954,722
General Electric Capital Corp.
2.93%, 08/15/05	60,000,000	59,780,250
3.12%, 09/06/05	50,000,000	49,709,666
General Electric Capital Services Inc.
2.74%, 07/07/05	50,000,000	49,977,167
Giro Multi-Funding Corp.
3.07%, 07/01/05(1)	75,000,000	75,000,000
Grampian Funding LLC
2.95%, 08/17/05(1)	65,000,000	64,750,084
3.12%, 09/07/05(1)	75,000,000	74,558,000
3.38%, 11/08/05(1)	56,000,000	55,316,489
3.49%, 12/09/05(1)	50,000,000	49,219,597
Mortgage Interest Networking Trust
3.28%, 07/25/05	35,000,000	34,923,467
New Center Asset Trust
3.27%, 08/02/05(1)	50,000,000	49,854,667
Scaldis Capital LLC
3.24%, 07/19/05(1)	57,000,000	56,907,660
3.50%, 12/12/05(1)	25,000,000	24,601,389
Solitaire Funding Ltd.
3.05%, 07/01/05(1)	106,000,000	106,000,000
Three Pillars Funding Corp.
3.06%, 07/01/05(1)	90,000,000	90,000,000
UBS Finance Delaware LLC
3.03%, 07/01/05	50,000,000	50,000,000
WhistleJacket Capital LLC
3.51%, 12/15/05(1)	5,000,000	4,918,587

TOTAL COMMERCIAL PAPER (Cost: $1,094,472,758)		1,094,472,758

MEDIUM-TERM NOTES – 1.22%
Beta Finance Inc.
2.68%, 11/15/05(1)	$50,000,000	49,996,152
K2 USA LLC
2.43%, 08/01/05(1)	20,000,000	19,999,663
3.57%, 03/16/06(1)	15,000,000	15,000,000

TOTAL MEDIUM-TERM NOTES (Cost: $84,995,815)		84,995,815

TIME DEPOSITS – 6.77%
Chase Bank USA N.A.
3.38%, 07/01/05	72,140,000	72,140,000
Deutsche Bank
3.31%, 07/01/05	150,000,000	150,000,000
Key Bank N.A.
3.34%, 07/01/05	200,000,000	200,000,000
UBS AG
3.05%, 07/01/05	50,000,000	50,000,000

TOTAL TIME DEPOSITS (Cost: $472,140,000)		472,140,000

VARIABLE & FLOATING RATE NOTES – 49.58%
Allstate Life Global Funding II
3.30%, 06/27/06(1)	50,000,000	50,000,000
American Express Bank
3.24%, 10/17/05	10,000,000	10,000,973
American Express Centurion Bank
3.11%, 09/01/05	50,000,000	50,003,176
3.29%, 06/29/06	35,000,000	35,000,000
American Express Credit Corp.
3.36%, 02/28/06	31,000,000	31,015,829
ASIF Global Financing
3.29%, 06/23/06(1)	75,000,000	74,995,270
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06(1)	35,000,000	35,000,000
Bank of America Securities
3.52%, 11/18/05	100,000,000	100,000,000
Bear Stearns Companies Inc. (The)
3.31%, 09/16/05	100,000,000	100,000,000
Beta Finance Inc.
3.17%, 05/25/06(1)	15,000,000	14,998,606
3.27%, 04/25/06(1)	30,000,000	29,997,000
CC USA Inc.
3.17%, 05/25/06(1)	25,000,000	24,997,677
3.17%, 06/15/06(1)	55,000,000	54,994,741
3.25%, 08/25/05(1)	15,000,000	14,999,434
3.27%, 03/23/06(1)	25,000,000	25,000,158
Citigroup Global Markets Holdings Inc. 3.16%, 11/04/05	100,000,000	100,000,000

21

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Face Amount	Value
Commodore CDO Ltd. 2003-2A Class A1MM
3.47%, 12/12/05(1)	$25,000,000	$25,000,000
Credit Suisse First Boston
3.15%, 05/09/06	50,000,000	50,000,000
DEPFA Bank PLC
3.42%, 03/15/06	100,000,000	100,000,000
Dorada Finance Inc.
3.20%, 09/15/05(1)	82,000,000	82,001,323
3.26%, 06/26/06(1)	15,000,000	14,998,618
Five Finance Inc.
3.10%, 05/25/06(1)	22,000,000	21,997,956
3.27%, 06/26/06(1)	14,000,000	13,998,615
Goldman Sachs Group Inc. (The)
3.30%, 07/29/05(1)	50,000,000	50,000,000
Greenwich Capital Holdings Inc.
3.15%, 02/10/06	15,000,000	15,000,000
3.17%, 02/13/06	15,000,000	15,000,000
HBOS Treasury Services PLC
3.51%, 04/24/06(1)	50,000,000	50,000,000
HSBC Bank USA N.A.
3.57%, 05/04/06	15,000,000	15,010,240
K2 USA LLC
3.09%, 06/02/06(1)	35,000,000	34,996,778
3.21%, 02/15/06(1)	25,000,000	25,003,458
3.27%, 05/25/06(1)	100,000,000	99,986,521
Leafs LLC
3.26%, 02/21/06(1)	20,000,000	20,000,000
LEEK Series 14A Class A1
3.27%, 07/21/05(1)	42,028,200	42,028,200
Links Finance LLC
3.21%, 10/17/05(1)	65,000,000	65,001,488
3.21%, 01/20/06(1)	35,000,000	34,995,485
3.22%, 05/18/06(1)	50,000,000	49,991,206
3.27%, 07/26/05(1)	25,000,000	24,999,487
3.33%, 07/29/05(1)	50,000,000	50,000,946
Lothian Mortgages PLC Series 4A Class A1
3.29%, 01/24/06(1)	75,000,000	75,000,000
Marshall & Ilsley Bank
3.36%, 02/20/06	30,000,000	30,022,987
Metropolitan Life Insurance Funding Agreement
3.23%, 07/18/05(1)(2)	25,000,000	25,000,000
3.26%, 07/25/05(1)(2)	50,000,000	50,000,000
Morgan Stanley
3.13%, 07/03/06	100,000,000	100,000,000
3.34%, 08/15/05	25,000,000	25,004,549
3.35%, 06/27/06	100,000,000	100,021,029
National City Bank
3.06%, 08/02/05	50,000,000	49,998,087
3.09%, 01/06/06	20,000,000	19,996,874
Nationwide Building Society
3.51%, 04/28/06(1)	100,000,000	100,000,000
Northern Rock PLC
3.15%, 05/03/06(1)	70,000,000	70,000,000
Permanent Financing PLC No. 7 Series 1 Class A
3.15%, 03/10/06	150,000,000	150,000,000
Permanent Financing PLC No. 8 Series 1 Class A
3.20%, 06/12/06	25,000,000	25,000,000
Royal Bank of Scotland
3.07%, 04/05/06	76,250,000	76,226,417
Sigma Finance Inc.
3.17%, 07/15/05(1)	25,000,000	24,999,710
3.17%, 11/18/05(1)	70,000,000	69,991,923
3.20%, 03/20/06(1)	20,000,000	20,001,107
Skandinav Enskilda Bank NY
3.27%, 07/18/06(1)	50,000,000	50,000,000
Societe Generale
3.15%, 06/13/06	30,000,000	29,994,277
Strips III LLC
3.35%, 07/25/05(1)(2)	30,999,027	30,999,027
Tango Finance Corp.
3.15%, 06/12/06(1)	50,000,000	49,995,286
3.27%, 05/26/06(1)	15,000,000	14,997,972
Travelers Insurance Co. Funding Agreement
3.29%, 02/03/06(1)(2)	50,000,000	50,000,000
3.35%, 08/19/05(1)(2)	50,000,000	50,000,000
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
3.30%, 07/25/05	84,837,695	84,837,695
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
3.30%, 07/25/05	87,106,594	87,106,594
Westpac Banking Corp.
3.40%, 04/11/06	70,000,000	70,000,000
WhistleJacket Capital LLC
3.14%, 12/08/05(1)	30,000,000	29,998,028
3.18%, 02/15/06(1)	20,000,000	19,996,837
3.24%, 06/22/06(1)	15,000,000	14,998,537
White Pine Finance LLC
3.18%, 03/15/06(1)	46,000,000	45,990,935
3.28%, 12/28/05(1)	67,000,000	66,993,382
Winston Funding Ltd.
3.23%, 07/25/05(1)	100,000,000	100,000,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $3,458,184,438)		3,458,184,438

REPURCHASE AGREEMENTS(3) – 22.67%
Bank of America N.A. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $125,011,910 and an effective yield of 3.43%.	125,000,000	125,000,000
Bank of America Securities Corporate Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $200,019,375 and an effective yield of 3.49%.	200,000,000	200,000,000

22

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Face Amount	Value
Bank of America Securities Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $40,003,811 and an effective yield of 3.43%.	$40,000,000	$40,000,000
Credit Suisse First Boston Inc. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $40,003,811 and an effective yield of 3.43%.	40,000,000	40,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $290,027,700 and effective yields of 3.43% – 3.44%.	290,000,000	290,000,000
Greenwich Capital Markets Inc. Corporate Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $100,009,688 and an effective yield of 3.49%.	100,000,000	100,000,000
JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $40,003,789 and an effective yield of 3.41%.	40,000,000	40,000,000
Lehman Brothers Holdings Inc. Corporate Tri-Party Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $300,029,114 and effective yields of 3.49% – 3.50%.	300,000,000	300,000,000
Lehman Brothers Inc. Tri-Party Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $56,392,357 and an effective yield of 3.42%.	56,387,000	56,387,000
Merrill Lynch & Co. Inc. Corporate Tri-Party Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $100,009,799 and effective yields of 3.50% – 3.56%.	100,000,000	100,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreements, dated 3/22/05, due 12/27/05, with a maturity value of $150,152,500 and an effective yield of 3.56%.	150,000,000	150,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $140,013,139 and effective yields of 3.37% – 3.40%.	140,000,000	140,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $1,581,387,000)		1,581,387,000

TOTAL INVESTMENTS IN SECURITIES – 99.87% (Cost: $6,966,175,359)		6,966,175,359

Other Assets, Less Liabilities – 0.13%		8,780,862

NET ASSETS – 100.00%		$6,974,956,221

(1)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(3)	See Note 1 for information regarding collateral.

The accompanying notes are an integral part of these financial statements.

23

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2005 (Unaudited)

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT – 5.33%
Calyon Financial
3.56%, 12/19/05	$65,000,000	$65,000,000
HBOS Treasury Services PLC
3.79%, 06/19/06	125,000,000	124,988,200
Toronto-Dominion Bank
2.78%, 07/11/05	80,000,000	80,000,110
Washington Mutual Bank
3.28%, 08/08/05	450,000,000	450,000,000
Wells Fargo Bank N.A.
3.04%, 07/01/05	50,000,000	50,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $769,988,310)		769,988,310

COMMERCIAL PAPER – 24.04%
Alpine Securitization Corp.
3.29%, 08/08/05(1)	75,000,000	74,739,541
Amsterdam Funding Corp.
3.26%, 07/25/05(1)	44,000,000	43,904,373
Aspen Funding Corp.
3.25%, 07/27/05(1)	50,000,000	49,882,639
CC USA Inc.
2.74%, 07/07/05(1)	34,500,000	34,484,244
Charta LLC
3.24%, 08/08/05(1)	150,000,000	149,487,000
3.24%, 08/09/05(1)	50,000,000	49,824,500
3.25%, 08/04/05(1)	50,000,000	49,846,528
3.25%, 08/05/05(1)	30,000,000	29,905,208
Ebury Finance Ltd.
3.24%, 07/18/05(1)	95,000,000	94,854,650
Edison Asset Securitization LLC
3.12%, 09/06/05(1)	175,000,000	173,983,834
Eureka Securitization PLC
3.24%, 08/09/05(1)	50,000,000	49,824,500
Falcon Asset Securitization Corp.
3.24%, 07/22/05(1)	126,358,000	126,119,183
3.25%, 07/22/05(1)	30,000,000	29,943,125
3.29%, 08/09/05(1)	25,293,000	25,202,852
Ford Credit Floorplan Motown
3.26%, 07/21/05(1)	75,000,000	74,864,167
3.31%, 08/09/05(1)	60,000,000	59,784,850
3.33%, 08/08/05(1)	35,000,000	34,876,975
Gemini Securitization Corp.
3.24%, 07/21/05(1)	57,239,000	57,135,970
3.26%, 07/27/05(1)	30,000,000	29,929,367
General Electric Capital Corp.
2.93%, 08/15/05	125,000,000	124,542,187
3.01%, 07/01/05	40,000,000	40,000,000
3.12%, 09/06/05	75,000,000	74,564,500
General Electric Capital Services Inc.
2.74%, 07/07/05	140,000,000	139,936,068
Giro Multi-Funding Corp.
3.30%, 07/29/05(1)	100,000,000	99,743,333
Grampian Funding LLC
2.95%, 08/17/05(1)	125,000,000	124,519,392
3.38%, 11/08/05(1)	125,000,000	123,474,305
3.49%, 12/09/05(1)	110,000,000	108,283,113
Liberty Street Funding Corp.
3.26%, 07/27/05(1)	45,000,000	44,894,050
Mortgage Interest Networking Trust
3.29%, 08/03/05	50,000,000	49,848,979
New Center Asset Trust
3.05%, 07/01/05(1)	50,000,000	50,000,000
3.27%, 08/02/05(1)	50,000,000	49,854,667
3.27%, 08/03/05(1)	150,000,000	149,550,375
Preferred Receivables Funding Corp.
3.30%, 07/29/05(1)	65,000,000	64,833,167
Scaldis Capital LLC
3.24%, 07/19/05(1)	75,705,000	75,582,358
3.50%, 12/12/05(1)	23,924,000	23,542,545
Societe Generale
3.03%, 07/01/05	101,400,000	101,400,000
Solitaire Funding Ltd.
3.05%, 07/01/05(1)	100,000,000	100,000,000
Three Pillars Funding Corp.
3.06%, 07/01/05(1)	90,000,000	90,000,000
Thunder Bay Funding Inc.
3.24%, 08/01/05(1)	34,363,000	34,267,127
Tulip Funding Corp.
3.25%, 07/26/05(1)	95,324,000	95,108,859
UBS Finance Delaware LLC
3.03%, 07/01/05	409,965,000	409,965,000
WhistleJacket Capital LLC
3.51%, 12/15/05(1)	10,000,000	9,837,175
Windmill Funding Corp.
3.30%, 07/29/05(1)	50,000,000	49,871,667

TOTAL COMMERCIAL PAPER (Cost: $3,472,212,373)		3,472,212,373

MEDIUM-TERM NOTES – 1.73%
Beta Finance Inc.
2.68%, 11/15/05(1)	50,000,000	49,996,152
Dorada Finance Inc.
2.68%, 11/15/05(1)	50,000,000	49,996,152
K2 USA LLC
2.43%, 08/01/05(1)	20,000,000	19,999,663
3.56%, 03/15/06(1)	85,000,000	85,000,000
3.57%, 03/16/06(1)	45,000,000	45,000,000

TOTAL MEDIUM-TERM NOTES (Cost: $249,991,967)		249,991,967

TIME DEPOSITS – 2.40%
Chase Bank USA N.A.
3.38%, 07/01/05	35,620,000	35,620,000

24

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Face Amount	Value
Deutsche Bank
3.31%, 07/01/05	$86,619,000	$86,619,000
Key Bank N.A.
3.34%, 07/01/05	100,000,000	100,000,000
UBS AG
3.05%, 07/01/05	125,000,000	125,000,000

TOTAL TIME DEPOSITS (Cost: $347,239,000)		347,239,000

VARIABLE & FLOATING RATE NOTES – 48.98%
Allstate Life Global Funding II
3.19%, 06/08/06(1)	32,000,000	32,000,820
3.30%, 06/27/06(1)	110,000,000	110,000,000
American Express Bank
3.24%, 10/17/05	20,000,000	20,001,946
3.29%, 06/27/06	75,000,000	75,000,000
American Express Centurion Bank
3.11%, 09/01/05	75,000,000	75,004,930
3.22%, 09/20/05	50,000,000	50,000,000
ASIF Global Financing
3.29%, 06/23/06(1)	75,000,000	74,995,270
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06(1)	75,000,000	75,000,000
Bank of America Securities
3.52%, 11/18/05	200,000,000	200,000,000
Bank of Nova Scotia
3.06%, 01/03/06	35,000,000	34,994,523
Banque Nationale de Paris
3.03%, 10/03/05	50,000,000	49,992,342
Bear Stearns Companies Inc. (The)
3.31%, 09/16/05	100,000,000	100,000,000
3.36%, 09/20/05	100,000,000	100,000,000
Beta Finance Inc.
3.16%, 08/15/05(1)	100,000,000	99,996,273
3.17%, 05/25/06(1)	65,000,000	64,993,960
3.21%, 06/20/06(1)	68,000,000	67,993,405
3.26%, 05/26/06(1)	80,000,000	79,992,789
3.27%, 04/25/06(1)	65,000,000	64,993,500
Canadian Imperial Bank of Commerce
3.15%, 12/14/05	100,000,000	99,984,909
CC USA Inc.
3.17%, 05/25/06(1)	55,000,000	54,994,889
3.17%, 06/15/06(1)	95,000,000	94,990,916
3.19%, 06/26/06(1)	25,000,000	24,997,600
3.21%, 05/22/06(1)	20,000,000	19,998,224
3.25%, 08/25/05(1)	25,000,000	24,999,057
3.26%, 05/26/06(1)	30,000,000	29,997,296
3.27%, 03/23/06(1)	50,000,000	50,000,317
Citigroup Global Markets Holdings Inc.
3.16%, 11/04/05	500,000,000	500,000,000
Credit Suisse First Boston
3.15%, 05/09/06	50,000,000	50,000,000
Danske Bank
3.19%, 08/22/05	100,000,000	99,994,243
3.24%, 08/26/05	50,000,000	49,994,819
DEPFA Bank PLC
3.42%, 03/15/06	50,000,000	50,000,000
Dorada Finance Inc.
3.12%, 07/29/05(1)	50,000,000	49,998,847
3.22%, 08/15/05(1)	75,000,000	75,002,290
3.25%, 06/26/06(1)	75,000,000	74,992,643
3.26%, 06/26/06(1)	35,000,000	34,996,776
GE Commercial Equipment Financing LLC Series 2004-1 Class A1
3.22%, 11/20/05	8,208,680	8,208,680
Goldman Sachs Group Inc. (The)
3.15%, 11/01/05	100,000,000	100,000,000
3.17%, 08/25/05	150,000,000	150,000,000
3.21%, 02/07/06(1)(2)	100,000,000	100,000,000
3.30%, 07/29/05(1)	50,000,000	50,000,000
3.36%, 07/25/05	100,000,000	100,000,000
Greenwich Capital Holdings Inc.
3.15%, 02/10/06	35,000,000	35,000,000
3.17%, 02/13/06	35,000,000	35,000,000
Hartford Life Global Funding Trust
3.21%, 07/15/06(1)	100,000,000	100,000,000
HBOS Treasury Services PLC
3.15%, 01/10/06	100,000,000	100,000,000
HSBC Bank USA N.A.
3.57%, 05/04/06	20,000,000	20,013,653
K2 USA LLC
3.11%, 07/25/05(1)	50,000,000	49,999,340
3.15%, 09/12/05(1)	80,000,000	79,995,999
3.17%, 11/14/05(1)	60,000,000	59,996,638
3.21%, 01/19/06(1)	90,000,000	89,985,057
3.21%, 02/15/06(1)	25,000,000	25,003,458
3.27%, 05/25/06(1)	50,000,000	49,993,260
3.29%, 01/20/06(1)	70,000,000	70,023,455
Leafs LLC
3.26%, 01/20/06(1)	75,000,000	75,000,000
Links Finance LLC
3.19%, 11/16/05(1)	100,000,000	99,992,268
3.21%, 10/17/05(1)	17,000,000	17,000,749
3.21%, 01/20/06(1)	65,000,000	64,991,613
3.22%, 05/18/06(1)	50,000,000	49,991,206
3.27%, 07/26/05(1)	50,000,000	49,998,975
3.33%, 07/29/05(1)	50,000,000	50,000,946
Marshall & Ilsley Bank
3.36%, 02/20/06	50,000,000	50,038,312
Metropolitan Life Global Funding I
3.14%, 07/06/06(1)	100,000,000	100,000,000
Morgan Stanley
3.13%, 07/03/06	100,000,000	100,000,000
3.34%, 08/15/05	75,000,000	75,013,646
National City Bank
3.06%, 08/02/05	50,000,000	49,998,087
3.09%, 01/06/06	35,000,000	34,994,530
3.27%, 12/29/05	50,000,000	49,993,949

25

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Face Amount	Value
Nationwide Building Society
3.16%, 07/07/06(1)	$100,000,000	$100,000,000
3.20%, 07/22/05(1)	25,000,000	25,001,134
3.26%, 01/13/06(1)	100,000,000	100,037,907
3.51%, 04/28/06(1)	50,000,000	50,000,000
Permanent Financing PLC No. 6 Class A1
3.16%, 09/12/05	75,000,000	75,000,000
Permanent Financing PLC No. 8 Series 1 Class A
3.20%, 06/12/06	50,000,000	50,000,000
Royal Bank of Scotland
3.07%, 08/08/05	50,000,000	49,997,412
3.07%, 04/05/06	100,000,000	99,970,774
3.25%, 09/29/05	89,000,000	88,988,172
3.26%, 06/27/06	50,000,000	49,992,617
Sedna Finance Inc.
3.19%, 01/10/06(1)	20,000,000	19,997,343
3.19%, 01/17/06(1)	35,000,000	34,996,154
Sigma Finance Inc.
3.11%, 08/05/05(1)	50,000,000	49,998,460
3.16%, 10/07/05(1)	30,000,000	29,997,674
3.17%, 07/15/05(1)	25,000,000	24,999,710
3.17%, 11/18/05(1)	75,000,000	74,991,345
3.20%, 03/20/06(1)	35,000,000	35,001,937
3.21%, 09/15/05(1)	50,000,000	50,001,040
3.23%, 12/28/05(1)	150,000,000	149,978,117
Societe Generale
3.15%, 06/13/06	55,000,000	54,989,508
Tango Finance Corp.
3.15%, 06/12/06(1)	100,000,000	99,990,573
3.19%, 11/15/05(1)	50,000,000	49,998,082
3.23%, 06/21/06(1)	60,000,000	59,991,247
3.27%, 05/26/06(1)	30,000,000	29,995,943
US Bank N.A.
3.15%, 09/15/05	100,000,000	99,994,848
3.29%, 09/30/05	100,000,000	99,997,505
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
3.30%, 07/25/05	42,044,756	42,044,756
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
3.30%, 07/25/05	131,782,167	131,782,167
WhistleJacket Capital LLC
3.18%, 02/15/06(1)	30,000,000	29,995,256
3.19%, 12/15/05(1)	40,000,000	39,997,255
3.20%, 01/17/06(1)	40,000,000	39,999,762
White Pine Finance LLC
3.08%, 12/01/05(1)	50,000,000	49,994,774
3.19%, 01/13/06(1)	90,000,000	89,994,808
3.19%, 11/15/05(1)	72,000,000	71,996,656
3.22%, 05/22/06(1)	50,000,000	49,992,349
3.26%, 06/20/06(1)	25,000,000	25,006,818

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $7,074,848,508)		7,074,848,508

REPURCHASE AGREEMENTS(3) – 17.41%
Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $100,009,444 and an effective yield of 3.40%.	100,000,000	100,000,000
Bank of America N.A. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $350,033,347 and an effective yield of 3.43%.	350,000,000	350,000,000
Bank of America Securities Corporate Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $475,046,016 and an effective yield of 3.49%.	475,000,000	475,000,000
Bank of America Securities Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $40,003,811 and an effective yield of 3.43%.	40,000,000	40,000,000
Credit Suisse First Boston Inc. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $40,003,811 and an effective yield of 3.43%.	40,000,000	40,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $290,027,700 and effective yields of 3.43% – 3.44%.	290,000,000	290,000,000
JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $40,003,789 and an effective yield of 3.41%.	40,000,000	40,000,000
Lehman Brothers Holdings Inc. Corporate Tri-Party Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $500,048,559 and effective yields of 3.49% – 3.50%.	500,000,000	500,000,000
Lehman Brothers Inc. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $40,003,800 and an effective yield of 3.42%.	40,000,000	40,000,000

26

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Face Amount	Value
Merrill Lynch & Co. Inc. Corporate Tri-Party Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $250,024,538 and effective yields of 3.50% – 3.56%.	$250,000,000	$250,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreement, dated 3/22/05, due 12/27/05, with a maturity value of $350,034,781 and an effective yield of 3.58%.	350,000,000	350,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $ 40,003,778 and an effective yield of 3.40%.	40,000,000	40,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $2,515,000,000)		2,515,000,000

TOTAL INVESTMENTS IN SECURITIES – 99.89%
(Cost: $14,429,280,158)		14,429,280,158

Other Assets, Less Liabilities – 0.11%		16,029,849

NET ASSETS – 100.00%		$14,445,310,007

(1)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(3)	See Note 1 for information regarding collateral.

The accompanying notes are an integral part of these financial statements.

27

TREASURY MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2005 (Unaudited)

Security	Face Amount	Value
REPURCHASE AGREEMENTS(1) – 99.99%
Banc of America Securities LLC
Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $81,474 and an effective yield of 2.70%.	$81,468	$81,468
Credit Suisse First Boston Inc.
Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $81,475 and an effective yield of 2.90%.	81,468	81,468
Goldman Sachs Group Inc.
Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $81,474 and an effective yield of 2.80%.	81,468	81,468
JP Morgan Chase & Co. Tri-Party
Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $81,475 and an effective yield of 3.31%.	81,468	81,468
Lehman Brothers Tri-Party
Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $81,475 and an effective yield of 2.90%.	81,468	81,468

TOTAL REPURCHASE AGREEMENTS
(Cost: $407,340)		407,340

TOTAL INVESTMENTS IN SECURITIES – 99.99%
(Cost: $407,340)		407,340

Other Assets, Less Liabilities – 0.01%		35

NET ASSETS – 100.00%		$407,375

(1)	See Note 1 for information regarding collateral.

The accompanying notes are an integral part of these financial statements.

28

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

June 30, 2005

Government Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Repurchase Agreements	$635,943,000	99.99%
Other Net Assets	62,450	0.01

TOTAL	$636,005,450	100.00%

Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Variable & Floating Rate Notes	$3,458,184,438	49.58%
Repurchase Agreements	1,581,387,000	22.67
Commercial Paper	1,094,472,758	15.69
Time Deposits	472,140,000	6.77
Certificates of Deposit	274,995,348	3.94
Medium-Term Notes	84,995,815	1.22
Other Net Assets	8,780,862	0.13

TOTAL	$6,974,956,221	100.00%

Prime Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Variable & Floating Rate Notes	$7,074,848,508	48.98%
Commercial Paper	3,472,212,373	24.04
Repurchase Agreements	2,515,000,000	17.41
Certificates of Deposit	769,988,310	5.33
Time Deposits	347,239,000	2.40
Medium-Term Notes	249,991,967	1.73
Other Net Assets	16,029,849	0.11

TOTAL	$14,445,310,007	100.00%

Treasury Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Repurchase Agreements	$407,340	99.99%
Other Net Assets	35	0.01

TOTAL	$407,375	100.00%

These tables are not part of the financial statements.

29

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
ASSETS
Investments in securities, at amortized cost which approximates value (Note 1)	$—	$5,384,788,359	$11,914,280,158	$—
Repurchase agreements, at value and cost (Note 1)	635,943,000	1,581,387,000	2,515,000,000	407,340
Cash	1,895	393	323	—
Receivables:
Interest	60,555	9,074,982	17,031,397	35

Total Assets	636,005,450	6,975,250,734	14,446,311,878	407,375

LIABILITIES
Payables:
Investment advisory fees (Note 2)	—	294,513	1,001,871	—

Total Liabilities	—	294,513	1,001,871	—

NET ASSETS	$636,005,450	$6,974,956,221	$14,445,310,007	$407,375

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
NET INVESTMENT INCOME
Interest	$15,945,913	$93,618,275	$187,524,263	$5,301

Total investment income	15,945,913	93,618,275	187,524,263	5,301

EXPENSES (Note 2)
Investment advisory fees	555,445	3,368,502	6,710,794	200

Total expenses	555,445	3,368,502	6,710,794	200
Less investment advisory fees waived	(555,445)	(2,559,229)	(2,690,241)	(200)

Net expenses	—	809,273	4,020,553	—

Net investment income	15,945,913	92,809,002	183,503,710	5,301

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,945,913	$92,809,002	$183,503,710	$5,301

The accompanying notes are an integral part of these financial statements.

30

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Master Portfolio		Money Market Master Portfolio
	For the six months ended June 30, 2005 (Unaudited)	For the period September 1, 2004(a) to December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$15,945,913	$2,579,922	$92,809,002	$75,589,172
Net realized loss	—	—	—	(3,023)

Net increase in net assets resulting from operations	15,945,913	2,579,922	92,809,002	75,586,149

Interestholder transactions:
Contributions	3,571,470,563	448,400,000	32,604,415,242	27,939,964,264
Withdrawals	(3,400,633,506)	(1,757,442)	(31,253,093,847)	(27,213,733,782)

Net increase in net assets resulting from interestholder transactions	170,837,057	446,642,558	1,351,321,395	726,230,482

Increase in net assets	186,782,970	449,222,480	1,444,130,397	801,816,631
NET ASSETS:
Beginning of period	449,222,480	—	5,530,825,824	4,729,009,193

End of period	$636,005,450	$449,222,480	$6,974,956,221	$5,530,825,824

	Prime Money Market Master Portfolio		Treasury Money Market Master Portfolio
	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the period September 1, 2004(a) to December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$183,503,710	$89,577,595	$5,301	$2,435
Net realized gain	—	58,161	—	—

Net increase in net assets resulting from operations	183,503,710	89,635,756	5,301	2,435

Interestholder transactions:
Contributions	38,106,431,407	29,953,898,444	—	400,000
Withdrawals	(36,338,785,538)	(21,667,004,697)	(281)	(80)

Net increase (decrease) in net assets resulting from interestholder transactions	1,767,645,869	8,286,893,747	(281)	399,920

Increase in net assets	1,951,149,579	8,376,529,503	5,020	402,355
NET ASSETS:
Beginning of period	12,494,160,428	4,117,630,925	402,355	—

End of period	$14,445,310,007	$12,494,160,428	$407,375	$402,355

(a)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

31

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of June 30, 2005, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”). The Government Money Market and Treasury Money Market Master Portfolios commenced operations on September 1, 2004.

Under the MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Master Portfolios use the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premium and accrete discount using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

In the case of Master Portfolios with only one interestholder, such as the Government Money Market and Treasury Money Market Master Portfolios, MIP believes that such Master Portfolios will not be treated as a separate entity for federal income tax purposes, and, therefore, will not be subject to any federal income tax on their income and gain (if any). Rather, such Master Portfolios’ assets and interest, dividends and gains or losses will be treated as assets and interest, dividends and gains or losses of the interestholders.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other

32

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

requirements for such qualification not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of June 30, 2005, the Master Portfolios’ costs of investments for federal income tax purposes were the same as for financial statement purposes.

REPURCHASE AGREEMENTS

The Master Portfolios may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by a Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

The repurchase agreements held by the Master Portfolios as of June 30, 2005 were fully collateralized by U.S. Government and Agency obligations and long-term debt securities as follows:

Master Portfolio	Repurchase Agreement	Interest Rate(s)	Maturity Date(s)	Aggregate Market Value
Government Money Market	Banc of America Securities LLC Tri-Party	6.00%	04/01/35	$102,160,141
	Bank of America N.A Tri-Party	5.00 - 5.50	06/01/33 - 05/01/35	154,576,514
	Credit Suisse First Boston Inc. Tri-Party	2.65 - 5.80	07/01/31 - 04/01/35	102,163,281
	Goldman Sachs Group Inc. Tri-Party	6.00	04/01/35	102,160,141
	JP Morgan Chase & Co. Tri-Party	3.89 - 5.29	04/01/23 - 05/01/35	102,160,888
	Lehman Brothers Tri-Party	3.49 - 7.53	02/01/12 - 06/01/44	85,442,493
Money Market	Bank of America N.A. Tri-Party	5.50	06/01/33	127,500,000
	Bank of America Securities Corporate Tri-Party	4.65 - 8.38	05/01/07 - 10/15/99	204,000,001
	Bank of America Securities Tri-Party	5.00	08/01/34	40,800,001
	Credit Suisse First Boston Inc. Tri-Party	3.70 - 5.44	12/01/31 - 11/01/43	40,801,035
	Goldman Sachs Group Inc. Tri-Party	4.69 - 5.00	05/01/34 - 06/01/35	295,800,000
	Greenwich Capital Markets Inc. Corporate Tri-Party	2.52 - 5.41	02/25/33 - 01/25/45	105,002,316
	JP Morgan Chase & Co. Tri-Party	3.80 - 5.34	05/01/22 - 07/01/35	40,801,196
	Lehman Brothers Holdings Inc. Corporate Tri-Party	1.01 - 8.90	02/25/06 - 04/25/25	314,941,418
	Lehman Brothers Inc. Tri-Party	3.14 - 6.31	08/01/16 - 10/01/44	57,511,680
	Merrill Lynch & Co. Inc. Corporate Tri-Party	3.50 - 8.88	02/15/08 - 05/01/17	103,009,259
	Merrill Lynch & Co. Inc. Tri-Party	1.80 - 6.50	07/01/05 - 05/25/34	142,804,232
	Merrill Lynch & Co. Inc. Tri-Party	4.75 - 10.13	11/15/05 - 04/15/22	154,500,602

33

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

Master Portfolio	Repurchase Agreement	Interest Rate(s)	Maturity Date(s)	Aggregate Market Value
Prime Money Market	Banc of America Securities LLC Tri-Party	5.00%	04/01/35	$102,000,001
	Bank of America N.A. Tri-Party	5.50	06/01/33	357,000,000
	Bank of America Securities Corporate Tri-Party	2.34 - 9.88	07/08/05 - 12/15/38	484,500,000
	Bank of America Securities Tri-Party	5.00	03/01/35	40,800,001
	Credit Suisse First Boston Inc. Tri-Party	4.61 - 5.43	09/01/32 - 05/01/35	40,800,731
	Goldman Sachs Group Inc. Tri-Party	4.50 - 4.74	12/01/18 - 01/01/35	295,800,000
	JP Morgan Chase & Co. Tri-Party	3.47 - 5.33	01/01/15 -08/01/44	40,800,295
	Lehman Brothers Holdings Inc. Corporate Tri-Party	1.41 - 9.53	11/15/05 - 07/15/24	524,953,413
	Lehman Brothers Inc. Tri-Party	3.36 - 8.50	02/01/16 - 08/01/36	40,797,233
	Merrill Lynch & Co. Inc. Corporate Tri-Party	3.14 - 10.13	07/01/05 - 07/15/23	260,123,239
	Merrill Lynch & Co. Inc. Tri-Party	4.00 - 6.50	07/25/16 - 01/25/31	40,801,274
	Merrill Lynch & Co. Inc. Tri-Party	4.00 - 11.38	08/15/05 - 05/15/25	360,502,260
Treasury Money Market	Banc of America Securities LLC Tri-Party	7.25	05/15/18	83,515
	Credit Suisse First Boston Inc. Tri-Party	3.00	11/15/07	84,054
	Goldman Sachs Group Inc. Tri-Party	4.75	05/15/14	84,027
	JP Morgan Chase & Co. Tri-Party	6.38 - 8.88	08/15/17 - 08/15/27	87,164
	Lehman Brothers Tri-Party	3.00	11/15/07	84,054

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolios, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual fee of 0.10% of the average daily net assets of each of the Master Portfolios, as compensation for investment advisory services. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance. For the six months ended June 30, 2005, BGFA waived investment advisory fees of $555,445, $2,559,229, $2,690,241 and $200 for the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios, respectively.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, counsel and independent registered public accounting firm), to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially

34

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

all of their assets in the Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

Certain officers and trustees of MIP are also officers of BGI. As of June 30, 2005, these officers of BGI collectively owned less than 1% of MIP’s outstanding beneficial interests.

3. FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios were as follows:

Master Portfolio	Six Months Ended June 2005 (Unaudited)		Year Ended December 31, 2004		Year Ended December 31, 2003		Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000
Government Money Market
Ratio of expenses to average net assets(a)	0.00%		0.00	%(c)	n/a		n/a	n/a	n/a
Ratio of expenses to average net assets prior to waived fees(a)	0.10%		0.10	%(c)	n/a		n/a	n/a	n/a
Ratio of net investment income to average net assets(a)	2.87%		1.93	%(c)	n/a		n/a	n/a	n/a
Ratio of net investment income to average net assets prior to waived fees(a)	2.77%		1.83	%(c)	n/a		n/a	n/a	n/a
Total return	1.37	%(b)	0.64	%(b)(c)	n/a		n/a	n/a	n/a
Money Market
Ratio of expenses to average net assets(a)	0.02%		0.05%		0.10%		0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees(a)	0.10%		0.10%		n/a		n/a	n/a	n/a
Ratio of net investment income to average net assets(a)	2.76%		1.40%		1.15%		1.80%	3.66%	6.43%
Ratio of net investment income to average net assets prior to waived fees(a)	2.68%		1.35%		n/a		n/a	n/a	n/a
Total return	1.36	%(b)	1.39%		1.16%		1.84%	4.23%	6.52%
Prime Money Market
Ratio of expenses to average net assets(a)	0.06%		0.03%		0.03	%(d)	n/a	n/a	n/a
Ratio of expenses to average net assets prior to waived fees(a)	0.10%		0.10%		0.10	%(d)	n/a	n/a	n/a
Ratio of net investment income to average net assets(a)	2.73%		1.52%		1.12	%(d)	n/a	n/a	n/a
Ratio of net investment income to average net assets prior to waived fees(a)	2.69%		1.45%		1.05	%(d)	n/a	n/a	n/a
Total return	1.36	%(b)	1.40%		0.80	%(b)(d)	n/a	n/a	n/a
Treasury Money Market
Ratio of expenses to average net assets(a)	0.00%		0.00	%(c)	n/a		n/a	n/a	n/a
Ratio of expenses to average net assets prior to waived fees(a)	0.10%		0.10	%(c)	n/a		n/a	n/a	n/a
Ratio of net investment income to average net assets(a)	2.64%		1.82	%(c)	n/a		n/a	n/a	n/a
Ratio of net investment income to average net assets prior to waived fees(a)	2.54%		1.72	%(c)	n/a		n/a	n/a	n/a
Total return	1.32	%(b)	0.61	%(b)(c)	n/a		n/a	n/a	n/a

(a)	Annualized for periods of less than one year.
(b)	Not annualized.
(c)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.
(d)	For the period from April 16, 2003 (commencement of operations) to December 31, 2003.

35

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS — (UNAUDITED)

Under Section 15(c) of the 1940 Act, MIP’s Board of Trustees, including a majority of Trustees who are not interested persons of MIP (as that term is defined in the 1940 Act), who are commonly referred to as the “Independent Trustees,” is required annually to consider each Master Portfolio’s Investment Advisory Contract with BGFA (each, an “Advisory Contract”). Pursuant to Section 15(c), the Board is required to request and evaluate, and BGFA is required to provide, such information as may be reasonably necessary to evaluate the terms of the Advisory Contracts. At a meeting held on March 2, 2005, the Board approved the selection of BGFA and the continuance of the Advisory Contracts, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contracts for the Money Market and Prime Money Market Master Portfolios, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board reviewed the scope of services to be provided by BGFA under the Advisory Contracts and noted that there would be no differences between the scope of services required to be provided by BGFA for the past year and the scope of services required to be provided by BGFA for the upcoming year. In reviewing the scope of services provided to the Master Portfolios by BGFA, the Board reviewed and discussed BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time to the support of those funds and accounts for which they provide investment advisory/management services, including the Master Portfolios. The Board also considered BGFA’s compliance program and its compliance record with respect to the Master Portfolios. The Board further noted that BGFA provides information regarding portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Master Portfolios. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board also noted that during BGFA’s term as investment adviser, the Money Market Master Portfolio has met its investment objective consistently over time and that the Prime Money Market Master Portfolio has met its investment objective since its more recent inception. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Master Portfolios under the Advisory Contracts were appropriate and continued to support the Board’s original selection of BGFA as investment adviser to the Master Portfolios.

MASTER PORTFOLIOS’ EXPENSES AND PERFORMANCE OF THE MASTER PORTFOLIOS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Master Portfolio in comparison with the same information for other funds registered under the 1940 Act objectively determined solely by Lipper, as comprising each Master Portfolio’s applicable peer group (the “Lipper Peer Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Master Portfolio for the one-, three-, five-, and 10-year, and “since inception” periods ended December 31, 2004, as applicable, and a comparison of each Master Portfolio’s performance to that of the funds in its Lipper Peer Group for the same periods. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Peer Groups and to prepare this information. The Board noted that the Master Portfolios generally outperformed the funds in their Lipper Peer Groups over relevant periods. The Board noted that the advisory fees and overall expenses for the Prime Money Market Master Portfolio were the lowest of the advisory fee rates and overall expenses of the funds in its Lipper Peer Group, noting BGFA’s voluntary waiver of certain advisory fee amounts for the Prime Money Market Master Portfolio. The Board also noted that the advisory fees for the Money Market Master Portfolio were generally lower than the advisory fee rates of the funds in its Lipper Peer Group, and the overall expenses for the Money Market Master Portfolio were the lowest of the overall expenses of the funds in its Lipper Peer Group, noting BGFA’s voluntary waiver of certain advisory fee amounts for the Money Market Master Portfolio. Based on this review, the Board concluded that the advisory fees and expense levels and the historical performance of the Master Portfolios, as managed by BGFA, as compared to the advisory fees and expense levels and performance of the funds in the Lipper Peer Groups, were satisfactory for the purposes of approving the continuance of the Advisory Contracts.

36

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS — (UNAUDITED) (CONTINUED)

COSTS OF SERVICES PROVIDED TO MASTER PORTFOLIOS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability of the Master Portfolios to BGFA based on the fees payable under the Advisory Contracts for the last calendar year. The Board analyzed the Master Portfolios’ expenses, including the investment advisory fees paid to BGFA. The Board also reviewed information regarding direct revenue received by BGFA and ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Master Portfolios by BGFA (as discussed below). The Board also discussed BGFA’s profit margin as reflected in the Master Portfolios’ profitability analysis. Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contracts and from other relationships between the Master Portfolios and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Master Portfolios’ profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolios’ asset levels. The Board noted that the Advisory Contracts do not provide any breakpoints in the investment advisory fee rates as a result of any increases in the asset levels of the Master Portfolios. However, the Board noted that the investment advisory fee rates for the Master Portfolios had been set initially at the lower end of the marketplace so as to afford the Master Portfolios’ interestholders the opportunity to share in economies of scale from inception. The Board also noted the difficulty of considering the potential for economies of scale based on advisory services independently and separately from any potential for economies of scale based on other services provided by BGFA and its affiliates. Based on the profitability analysis presented to the Board, which indicated that with respect to each Master Portfolio, BGFA generally is providing services at a loss, and the relatively low investment advisory fee rates for the Master Portfolios, the Board determined that whether further economies of scale may be realized by the Master Portfolios or reflected in fee levels was not a significant factor in its consideration of whether to approve continuance of the Advisory Contracts.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board also received and considered information regarding the Master Portfolios’ annual investment advisory fee rates under the Advisory Contracts in comparison to the investment advisory/management fee rates for other funds with substantially similar investment objectives and strategies for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act and collective funds. BGFA and its affiliates do not provide investment management services to separate accounts with substantially similar investment objectives and strategies. The Board noted that BGFA had provided the Board with information regarding how the level of services provided to the other funds registered under the 1940 Act and collective funds differed from the level of services provided to the Master Portfolios. The Board analyzed the level of the investment advisory/management fees in relation to the nature and extent of services provided to the Master Portfolios in comparison with the nature and extent of services provided to the other funds, including, among other factors, the level of complexity in managing the Master Portfolios and the other funds under differing regulatory requirements and the various client guidelines or other requirements, the nature and extent of the support services provided to the Master Portfolios and their interestholders in comparison with the nature and extent of the services provided to the other funds and their clients, and in relation to the Master Portfolios’ and the other funds’ fee structures and asset levels. The Board noted that the investment advisory fee rates under the Master Portfolios’ Advisory Contracts were similar to the investment advisory fee rates for other funds registered under the 1940 Act and were within the range of the investment management fee rates for the collective funds. The Board noted that any differences between the advisory fee rates for the Master Portfolios and the investment advisory/management fee rates for the other funds for which BGFA or BGI provides investment advisory/management services appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contracts do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts are fair and reasonable.

37

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS — (UNAUDITED) (CONTINUED)

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Master Portfolios by BGFA, such as the payment of securities lending revenue to BGI, MIP’s securities lending agent, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with the Master Portfolios’ investments in other funds for which BGFA provides investment advisory services and/or BGI provides administration services and the associated voluntary waivers by BGFA and/or its affiliates of those fees, if any. The Board noted that BGFA and its affiliates do not use soft dollars or consider the value of research or other services that may be provided to BGFA or its affiliates in connection with portfolio transactions for the Master Portfolios. The Board further noted that any portfolio transactions on behalf of the Master Portfolios placed through an affiliate of the Master Portfolios or BGFA are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Master Portfolios’ interestholders.

Based on the above analysis, the Board determined that the Advisory Contracts, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolios and their interestholders to continue the Advisory Contracts.

38

The Barclays Global Investors Funds (Funds) are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the Master Portfolios, in which each Fund invests all of its assets. Barclays Global Investors Services (BGIS) assists in the marketing of the Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

Investing involves risk, including possible loss of principal.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1 877 244 1544, and on the Securities and Exchange Commission’s website at www.sec.gov.

Information about how the Master Portfolio in which each Fund invests voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2005 will be available without charge, upon request, by calling toll-free 1 877 244 1544, and on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1 800 SEC 0330.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGF-SAR-MMF0605

BARCLAYS GLOBLA INVESTORS

BARCLAYS

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants

Not applicable to the Registrant.

Item 6. Schedule of Investments

The Funds’ full schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Chief Executive Officer and Chief Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in the attached certification, Section 4 (a).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Barclays Global Investors Funds

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, Chief Executive Officer
Date: August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, Chief Executive Officer
Date: August 29, 2005

By:	/s/ Michael A. Latham
Michael A. Latham, Chief Financial Officer
Date: August 29, 2005